File Nos.333-19699
                                                                     811-05716
==============================================================================

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                FORM    N-4


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    (X)
     Pre-Effective Amendment No.                                           ( )
     Post-Effective Amendment No. 10                                       (X)

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            (X)
     Amendment No. 47                                                      (X)


     (Check    appropriate    box    or    boxes.)

     PREFERRED LIFE VARIABLE ACCOUNT C
     ---------------------------------
     (Exact Name of Registrant)

     PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
     ---------------------------------------------
     (Name of Depositor)

     152 West 57th Street, 18th Floor, New York, New York              10019
     ----------------------------------------------------            ---------
     (Address of Depositor's Principal Executive Offices)           (Zip Code)

Depositor's    Telephone    Number,   including  Area  Code    (212)  586-7733

Name and Address of Agent for Service
-------------------------------------
          Eugene Long
          Preferred Life Insurance Company of New York
          152 West 57th Street, 18th Floor
          New York, New York  10019

     Copies to:
          Stewart Gregg, AVP & Senior Counsel
          Allianz Life Insurance Company of North America
          1750 Hennepin Avenue
          Minneapolis, MN  55403-2195
          (763) 765-2913


     It is proposed that this filing will become effective:

     ___ immediately upon filing pursuant to paragraph (b) of Rule 485 _X_ on May 1, 2001 pursuant to paragraph (b) of Rule 485
     ___  60 days after filing pursuant  to  paragraph  (a)(1)  of Rule  485
     ___  on  (date)  pursuant  to  paragraph (a)(1) of Rule 485

If appropriate, check the following:

       ___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Registered:

     Individual Deferred Variable Annuity Contracts



                              CROSS REFERENCE SHEET
                             (Required by Rule 495)

Item No.                                         Location
                           PART  A

Item 1.   Cover  Page.                           Cover  Page

Item 2.   Definitions.                           Index  of  Terms

Item 3.   Synopsis  or  Highlights               Summary

Item 4.   Condensed  Financial  Information      Appendix

Item 5.   General  Description  of  Registrant,
          Depositor,  and  Portfolio  Companies  Preferred  Life,
                                                 The Separate
                                                 Account, Investment
                                                 Options

Item 6.   Deductions                             Expenses

Item 7.   General  Description  of  Variable
          Annuity  Contracts                     The Variable and Fixed
                                                 Annuity Contract

Item 8.   Annuity  Period                        Annuity  Payments
                                                      (The Payout Phase)

Item 9.   Death  Benefit                         Death  Benefit

Item 10.  Purchases  and  Contract  Value        Purchase

Item 11.  Redemptions.                           Access  to  Your
                                                 Money

Item 12.  Taxes                                  Taxes

Item 13.  Legal  Proceedings                     None

Item 14.  Table of Contents of the Statement of
          Additional Information                 Table of Contents of
                                                 the Statement of
                                                 Additional Information

                          PART  B

Item 15.  Cover Page                             Cover Page

Item 16.  Table of Contents                      Table of Contents

Item 17.  General Information and History        Insurance Company

Item 18.  Services                               Not Applicable

Item 19.  Purchase of Securities Being Offered   Not Applicable

Item 20.  Underwriters                           Distributor

Item 21.  Calculation of Performance Data        Calculation of
                                                 Performance Data

Item 22.  Annuity Payments                       Annuity Provisions

Item 23.  Financial Statements                   Financial Statements


                                     PART C

Information required to be included in Part C is set forth under the appropriate Item so numbered, in Part C to this Registration Statement.





                             EXPLANATORY NOTE
--------------------------------------------------------------------------------

This Registration Statement contains two prospectuses (Version A and Version B) and two statements of additional information (Version A and Version B). The only difference between the prospectuses is the underlying funding options. The only difference between the statements of additional information is the performance figures shown for the different underlying funding options. The prospectuses and statements of additional information will be filed with the Commission pursuant to Rule 497. The Registrant undertakes to update this Explanatory Note, as necessary, each time a Post-Effective Amendment is filed.

Version B was offered for sale beginning January 22, 2001. Version A is available for additional premium only.
--------------------------------------------------------------------------------



                                     PART A



                               PART A - Version A


                  THE VALUEMARK(R) IV VARIABLE ANNUITY CONTRACT

                                    issued by
                        Preferred Life Variable Account C

                                       and
                  Preferred Life Insurance Company of New York


This prospectus describes the Valuemark IV Variable Annuity Contract with a Fixed Account offered by Preferred Life Insurance Company of New York (Preferred
Life). All references to "we," "us" and "our" refer to Preferred Life.

The annuity offers the Variable Options listed below, and a Fixed Account of Preferred Life. Each Variable Option invests in a Portfolio listed below. You can select up to 10 investment choices (which includes any of the Variable Options and the Fixed Account).


VARIABLE OPTIONS:


AIM VARIABLE INSURANCE FUNDS:
AIM V.I. Growth Fund

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST:
Franklin Aggressive Growth Securities Fund
Franklin Global Communications Securities Fund
Franklin Global Health Care Securities Fund
Franklin Growth and Income Securities Fund
Franklin High Income Fund
Franklin Income Securities Fund
Franklin Large Cap Growth Securities Fund
Franklin Money Market Fund
Franklin Natural Resources Securities
Fund Franklin Real Estate Fund
Franklin Rising Dividends Securities Fund
Franklin S&P 500 Index Fund
Franklin Small Cap Fund
Franklin Technology Securities Fund
Franklin U.S. Government Fund
Franklin Value Securities Fund
Franklin Zero Coupon Funds - 2005 and 2010
Mutual Discovery Securities Fund
Mutual Shares Securities Fund
Templeton Asset Strategy Fund
Templeton Developing Markets Securities Fund
Templeton Global Income Securities Fund
Templeton Growth Securities Fund
Templeton International Securities Fund
Templeton International Smaller Companies Fund

THE PRUDENTIAL SERIES FUND, INC.:
SP Jennison International Growth Portfolio
SP Strategic Partners Focused Growth Portfolio

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST:
USAllianz Aggressive Growth Fund1
USAllianz American Growth Fund2
USAllianz Capital Growth Fund1
USAllianz Comstock Fund3
USAllianz Growth and Income Fund3
USAllianz Strategic Growth Fund2
USAllianz VIP Diversified Assets Fund
USAllianz VIP Fixed Income Fund
USAllianz VIP Growth Fund

VAN KAMPEN LIFE INVESTMENT TRUST:
Van Kampen LIT Emerging Growth Portfolio

1Fund is sub-advised by Van Kampen Investment Advisory Corp.
2Fund is sub-advised by Fred Alger Management, Inc.
3Fund is sub-advised by Van Kampen Asset Management Inc.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Please read this prospectus before investing and keep it for future reference. It contains important information about the Valuemark IV Variable Annuity Contract with a Fixed Account.


To learn more about the annuity offered by this prospectus, you can obtain a copy of the Statement of Additional Information (SAI) dated May 1, 2001. The SAI has been filed with the Securities and Exchange Commission (SEC) and is incorporated by reference into this prospectus. The Table of Contents of the SAI is on page 24 of this prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference and other information about companies that file electronically with the SEC. For a free copy of the SAI, call us at 1-800-542-5427 or write us at: 152 West 57th Street, 18th Floor, New York, New York 10019.



THE VALUEMARK IV VARIABLE ANNUITY CONTRACTS:

O ARE NOT BANK DEPOSITS
O ARE NOT FEDERALLY INSURED
O ARE NOT ENDORSED BY ANY BANK OR GOVERNMENT AGENCY
O ARE NOT GUARANTEED AND MAY BE SUBJECT TO LOSS OF PRINCIPAL

This prospectus is not an offering of the securities in any state, country, or jurisdiction in which we are not authorized to sell the Contracts. You should rely only on the information contained in this prospectus or that we have referred you to. We have not authorized anyone to provide you with information that is different.


Dated: May 1, 2001




TABLE OF CONTENTS
-------------------------------------------------------------------------------


Index of Terms                                             4


Summary                                                    5


Fee Table                                                  6


1. The Valuemark IV
Variable Annuity Contract                                 10

    Contract Owner                                        10

    Joint Owner                                           10

    Annuitant                                             10

    Beneficiary                                           11

    Assignment                                            11


2. Annuity Payments (The Payout Phase)                    11

    Annuity Options                                       11


3. Purchase                                               12

    Purchase Payments                                     12

    Automatic Investment Plan                             12

    Allocation of Purchase Payments                       12

    Free Look                                             12

    Accumulation Units                                    13


4. Investment Options                                     13

    Transfers                                             15

    Dollar Cost Averaging Program                         15

    Flexible Rebalancing                                  16

    Voting Privileges                                     16

    Substitution                                          16


5. Expenses                                               16

    Insurance Charges                                     16

           Mortality and Expense Risk Charge              16

           Administrative Charge                          16

    Contract Maintenance Charge                           17

    Contingent Deferred Sales Charge                      17

    Waiver of Contingent Deferred
         Sales Charge                                     17

    Reduction or Elimination of the
          Contingent Deferred Sales Charge                17

    Transfer Fee                                          18

    Income Taxes                                          18

    Portfolio Expenses                                    18


6. Taxes                                                  18

    Annuity Contracts in General                          18

    Qualified and Non-Qualified Contracts                 18
    Multiple Contracts                                    18

    Withdrawals-- Non-Qualified Contracts                 18

    Withdrawals-- Qualified Contracts                     19

    Withdrawals-- Tax-Sheltered Annuities                 19


    Death Benefits                                        20


    Diversification                                       20


7. Access to Your Money                                   20

    Systematic Withdrawal Program                         20

    Minimum Distribution Program                          21

    Suspension of Payments or Transfers                   21


8. Performance                                            21


9. Death Benefit                                          21

    Upon Your Death                                       21

    Death of Annuitant                                    23


10. Other Information                                     23

    Preferred Life                                        23

    The Separate Account                                  23

    Distribution                                          23

    Administration                                        23


    Preferred Life Privacy Notice                         24


    Financial Statements                                  24


Table of Contents of the
Statement of Additional Information                       24


Appendix                                                  25



INDEX OF TERMS
----------------------------------------------------------------------------


This prospectus is written in plain English to make it as understandable for you as possible. However, there are some technical terms used which are capitalized in this prospectus. The page that is indicated below is where you will find the definition for the word or term.



                                               Page

Accumulation Phase                              10

Accumulation Unit                               13

Annuitant                                       10

Annuity Options                                 11

Annuity Payments                                11

Annuity Unit                                    13

Beneficiary                                     11

Contract                                        10

Contract Owner                                  10

Fixed Account                                   10

                                               Page

Income Date                                     11

Joint Owner                                     10

Non-Qualified                                   18

Payout Phase                                    10

Portfolios                                      10

Purchase Payment                                12

Qualified                                       18

Tax Deferral                                    10

Variable Option                                 10






SUMMARY
-------------------------------------------------------------------------------


The sections in this summary correspond to sections in this prospectus which discuss the topics in more detail.

THE VARIABLE ANNUITY CONTRACT:

The annuity contract offered by Preferred Life provides a means for investing on a tax-deferred basis in Variable Options and the Preferred Life Fixed Account for retirement savings or other long-term investment purposes. The Contract provides a guaranteed death benefit and annuity income options.

ANNUITY PAYMENTS:

If you want to receive regular income from your annuity, you can choose an Annuity Option. You can choose whether to have payments come from our general account, the available Variable Options or both. If you choose to have any part of your payments come from the Variable Options, the dollar amount of your payments may go up or down based on the performance of the Portfolios.

PURCHASE:


The Contract is no longer offered for sale. However, you can add $250 or more ($100 if you select the Automatic Investment Plan) any time you like during the Accumulation Phase.


INVESTMENT OPTIONS:

You can put your money in the Variable Options and/or you can invest in the Preferred Life Fixed Account. The investment returns on the Portfolios are not guaranteed. You can make or lose money. You can make transfers between investment choices.

EXPENSES:

The Contract has insurance features and investment features, and there are costs related to each.

Each year, Preferred Life deducts a $30 contract maintenance charge from your Contract. Preferred Life currently waives this charge if the value of your Contract is at least $50,000.

Preferred Life deducts a mortality and expense risk charge which is equal, on an annual basis, to 1.34% of the average daily value of the Contract invested in a Variable Option during the Accumulation Phase (1.25% during the Payout Phase). Preferred Life also deducts an administrative charge which is equal, on an annual basis, to 0.15% of the value of the Contract invested in a Variable Option.

If you take money out of the Contract, Preferred Life may assess a contingent deferred sales charge against each Purchase Payment withdrawn. The contingent deferred sales charge starts at 6% in the first year and declines to 0% after 7 years.

You can make 12 free transfers each year. After that, Preferred Life deducts $25, or 2% of the amount transferred, whichever is less, for each additional transfer.


There are also daily investment charges which range, on an annual basis, from 0.32% to 1.64% of the average daily value of the Portfolio, depending upon the Portfolio.


TAXES:

Your earnings are not taxed until you take them out. If you take money out during the Accumulation Phase, earnings come out first and are taxed as income. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal tax penalty.

ACCESS TO YOUR MONEY:

You can take money out of your Contract during the Accumulation Phase. Withdrawals during the Accumulation Phase may be subject to a contingent deferred sales charge. You may also have to pay income tax and a tax penalty on any money you take out.

DEATH BENEFIT:

If you die before moving to the Payout Phase, the Beneficiary will receive a death benefit.

FREE-LOOK:

You can cancel the Contract within 10 days after receiving it. Preferred Life will refund the value of your Contract on the day it receives your request to cancel the Contract. This may be more or less than your original payment. If you have purchased the Contract as an individual retirement annuity, Preferred Life will refund the Purchase Payment.

INQUIRIES:

If you have questions about your Contract or need more information, please contact us at:

                            USAllianz Service Center
                                 300 Berwyn Park
                                  P.O. Box 3031
                              Berwyn, PA 19312-0031
                                 1-800-624-0197




FEE TABLE
-------------------------------------------------------------------------------

The purpose of this Fee Table is to help you understand the costs of investing, directly or indirectly, in the Variable Options under the Contract. It reflects expenses of the Separate Account as well as the Portfolios.

CONTRACT OWNER TRANSACTION FEES

Contingent Deferred Sales Charge*
(as a percentage of purchase payments)


                                  YEARS SINCE
                               PURCHASE PAYMENT   CHARGE
-----------------------------------------------------------------

                                      0-1           6%
                                      1-2           6%
                                      2-3           6%
                                      3-4           5%
                                      4-5           4%
                                      5-6           3%
                                      6-7           2%
                                      7 +           0%


Transfer                                             Fee First 12 transfers in a
                                                     Contract year are free.
                                                     Thereafter, the fee is $25
                                                     (or 2% of the amount
                                                     transferred, if less).
                                                     Dollar Cost Averaging
                                                     transfers and Flexible
                                                     Rebalancing transfers are
                                                     not currently counted.

CONTRACT MAINTENANCE CHARGE**                       $30 per Contract per year.

SEPARATE ACCOUNT ANNUAL EXPENSES
(as a percentage of average account value)

Mortality and Expense Risk Charge***                1.34%

Administrative Charge                               0.15%
                                           -------------------------
Total Separate Account Annual Expenses              1.49%

  * Each year after the first Contract year, you may make multiple partial withdrawals of up to a total of 15% of the value of your Contract and no contingent deferred sales charge will be assessed. See Section 7 -- "Access to Your Money" for additional options.

 ** During the Accumulation Phase, the charge is waived if the value of your Contract is at least $50,000. If you own more than one Valuemark(R) IV Contract (registered with the same social security number), we will determine the total value of all your Contracts. If the total value of all your Contracts is at least $50,000, the charge is waived. Currently, the charge is also waived during the Payout Phase if the value of your Contract at the Income Date is at least $50,000.

*** The Mortality and Expense Risk Charge is 1.25% during the Payout Phase.



FUND ANNUAL EXPENSES:

(As a percentage of the Portfolio's average net assets for the most recent fiscal year.) See the accompanying Portfolio prospectuses for more information.*

                                                                                               Total Fund
                                                                               Other Expenses   Expenses
                                                                               (after waivers/(after waivers/
                                                   Management        12b-1     reimbursements reimbursements
Portfolio                                             Fees           Fees        as noted)      as noted)
------------------------------------------------------------------------------------------------------------

AIM V.I. Growth Fund                                   .61%           --            .22%           .83%

Franklin Aggressive Growth Securities Fund, Class 11/2 .45%           --            .45%           .90%

Franklin Global Communications Securities Fund, Class 13.48%          --            .04%           .52%

Franklin Global Health Care Securities Fund, Class 14  .57%           --            .21%           .78%

Franklin Growth and Income Securities Fund, Class 13   .48%           --            .02%           .50%

Franklin High Income Fund, Class 13                    .55%           --            .02%           .57%

Franklin Income Securities Fund, Class 13              .49%           --            .01%           .50%

Franklin Large Cap Growth Securities Fund, Class 13    .75%           --            .03%           .78%

Franklin Money Market Fund, Class 13                   .53%           --            .02%           .55%

Franklin Natural Resources Securities Fund, Class 13   .63%           --            .04%           .67%

Franklin Real Estate Fund, Class 13                    .58%           --            .02%           .60%

Franklin Rising Dividends Securities Fund, Class 13    .75%           --            .03%           .78%

Franklin S&P 500 Index Fund, Class 12                  .14%           --            .18%           .32%

Franklin Small Cap Fund, Class 14/5                    .49%           --            .28%           .77%

Franklin Technology Securities Fund, Class 11/2        .51%           --            .48%           .99%

Franklin U.S. Government Fund, Class 13                .51%           --            .01%           .52%

Franklin Value Securities Fund, Class 14               .58%           --            .26%           .84%

Franklin Zero Coupon Fund - 2005, Class 13             .63%           --            .03%           .66%

Franklin Zero Coupon Fund - 2010, Class 13             .63%           --            .02%           .65%

Mutual Discovery Securities Fund, Class 1              .80%           --            .22%          1.02%

Mutual Shares Securities Fund, Class 1                 .60%           --            .20%           .80%

SP Jennison International Growth Portfolio, Class 26   .85%          .25%           .54%          1.64%

SP Strategic Partners Focused Growth Portfolio, Class 26.90%         .25%           .26%          1.41%

Templeton Asset Strategy Fund, Class 1                 .60%           --            .21%           .81%

Templeton Developing Markets Securities Fund, Class 1 1.25%           --            .31%          1.56%

Templeton Global Income Securities Fund, Class 13      .63%           --            .09%           .72%

Templeton Growth Securities Fund, Class 13             .81%           --            .07%           .88%

Templeton International Securities Fund, Class 1       .67%           --            .20%           .87%

Templeton International Smaller Companies Fund, Class 1.85%           --            .27%          1.12%

USAllianz Aggressive Growth Fund7                      .80%          .25%           .50%          1.55%

USAllianz American Growth Fund7                        .75%          .25%           .50%          1.50%

USAllianz Capital Growth Fund7                         .75%          .25%           .50%          1.50%

USAllianz Comstock Fund7                               .68%          .25%           .50%          1.43%

USAllianz Growth and Income Fund7                      .68%          .25%           .50%          1.43%

USAllianz Strategic Growth Fund7                       .85%          .25%           .50%          1.60%

USAllianz VIP Diversified Assets Fund8                 .55%          .25%           .20%          1.00%

USAllianz VIP Fixed Income Fund8                       .50%          .25%           .00%           .75%

USAllianz VIP Growth Fund8                             .65%          .25%           .00%           .90%

Van Kampen LIT Emerging Growth Portfolio, Class 2      .69%          .25%           .06%          1.00%

* The fee and expense information regarding the Portfolios was provided by the Portfolios.  Some of the Portfolios may pay service fees, which vary by Portfolio.  Except for the USAllianz VIP Trust , neither the Portfolios nor their Advisers are affiliated with
Preferred Life.

1. Operating expenses are annualized.

2. For the Franklin Aggressive Growth Securities,  Franklin S&P 500 Index and Franklin  Technology  Securities Funds, the managers and  administrator  have agreed in advance to waive or limit  their  respective  fees and to assume as their own  expense  certain expenses  otherwise  payable by the Funds so that total  annual  Fund  operating  expenses do not exceed  1.00%,  0.55% and 1.05%, respectively,  of average net assets for the current fiscal year. After December 31, 2001, the managers and  administrator may end this  arrangement at any time. The managers also have agreed in advance to make  estimated  reductions of 0.05%,  0.01% and 0.04%, respectively,  of their fees to reflect reduced services  resulting from the Funds' investment in a Franklin Templeton money fund.
The managers are required by the Funds' Board of Trustees and an order of the Securities  and Exchange  Commission to reduce their fees if the Funds invest in a Franklin  Templeton money fund.  Without these reductions,  the total annual fund operating expenses are estimated to be 0.95%, 0.33% and 1.03%, respectively.

3. The Fund administration fee is paid indirectly through the management fee.

4. For the Franklin  Global Health Care  Securities,  Franklin Small Cap and Franklin Value  Securities  Funds,  the managers have agreed in advance to make estimated reductions of 0.03%, 0.04% and 0.02%, respectively,  of their fees to reflect reduced services resulting from the Funds'  investment in a Franklin  Templeton  money fund.  These  reductions are required by the Funds' Board of
Trustees and an order of the  Securities  and Exchange  Commission.  Without  these  reductions,  the total annual fund  operating expenses are estimated to be 0.81%, 0.81% and 0.86%, respectively.

5. Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial  Highlights table  included in the Fund's Annual  Report to  Shareholders  for the fiscal year ended  December 31, 2000 because they have been restated due to a new management agreement effective May 1, 2000.


6. Because this is the first year of operation  for all "SP"  portfolios,  other  expenses  are  estimated  based on  management's projection  of  non-advisory  fee  expenses.  Each "SP"  portfolio  has  expense  reimbursements  in effect and the  charges  with reimbursement are reflected in the table. These estimated expense  reimbursements are voluntary and may be terminated at any time.
Without  reimbursement,  other and total operating  estimated  expenses would have been 0.45% and 1.70%,  respectively  for the SP
Jennison International Growth Portfolio and 0.85% and 2.15%, respectively for the SP Strategic Partners Focused Growth Portfolio.

7. The USAllianz  Aggressive Growth Fund,  USAllianz American Growth Fund, USAllianz Capital Growth Fund, USAllianz Comstock Fund,
USAllianz Growth and Income Fund, and the USAllianz Strategic Growth Fund commenced  operations as of the date of this prospectus.
The expenses  shown above for these  portfolios  are therefore  estimated for the current  fiscal year.  Certain  expenses will be assumed by the Adviser  and an annual  expense  limit has been  designated  by the  Adviser for each fund which  reduces the total expense amount listed in the table above. The annual expense limit that has been designated for each fund is as follows: USAllianz
Aggressive  Growth Fund 1.25%,  USAllianz  American Growth Fund 1.10%,  USAllianz  Capital Growth Fund 1.20%,  USAllianz  Comstock
Fund1.20%,  USAllianz Growth and Income Fund 1.10%,  USAllianz  Strategic Growth Fund 1.10%.  There is no assurance that USAllianz will continue this policy in the future.

8. Certain expenses of the USAllianz VIP Funds have been assumed by the Adviser. Had those expenses not been assumed, total return would have been lower and total fund expenses would have been 1.79% for the  Diversified  Assets Fund,  1.76% for the Fixed Income
Fund, and 1.99% for the Growth Fund.




EXAMPLES
-------------------------------------------------------------------------------

    O The examples below should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

    O The $30 contract maintenance charge is included in the examples as a prorated charge of $1. Since the average Contract size is greater than $1,000, the contract maintenance charge is reduced accordingly.

    O Premium taxes are not reflected in the tables. Premium taxes may apply.

    O For additional information, see Section 5 -- "Expenses" and the accompanying fund prospectuses.

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on your money if you surrender your Contract at the end of each time period:


VARIABLE OPTION                                  1 YEAR           3 YEARS       5 YEARS      10 YEARS
---------------------------------------------------------------------------------------------------------------------------

AIM V.I. Growth Fund                             $85              $126          $163         $276

Franklin Aggressive Growth Securities Fund*      $85              $129          $167         $283

Franklin Global Communications Securities Fund   $81              $117          $147         $244

Franklin Global Health Care Securities Fund      $84              $125          $161         $271

Franklin Growth and Income Securities Fund       $81              $116          $146         $242

Franklin High Income Fund                        $82              $119          $150         $249

Franklin Income Securities Fund                  $81              $116          $146         $242

Franklin Large Cap Growth Securities Fund        $84              $125          $161         $271

Franklin Money Market Fund                       $82              $118          $149         $247

Franklin Natural Resources Securities Fund       $83              $122          $155         $259

Franklin Real Estate Fund                        $82              $119          $151         $252

Franklin Rising Dividends Securities Fund        $84              $125          $161         $271

Franklin S&P 500 Index Fund                      $79              $111          $137         $223

Franklin Small Cap Fund                          $84              $125          $160         $270

Franklin Technology Securities Fund*             $86              $131          $171         $292

Franklin U.S. Government Fund                    $81              $117          $147         $244

Franklin Value Securities Fund                   $85              $127          $164         $277
Franklin Zero Coupon Fund - 2005                 $83              $121          $154         $258

Franklin Zero Coupon Fund - 2010                 $83              $121          $154         $257

Mutual Discovery Securities Fund                 $86              $132          $173         $295

Mutual Shares Securities Fund                    $84              $126          $162         $273

SP Jennison International Growth Portfolio*      $93              $151          $203         $354

SP Strategic Partners Focused Growth Portfolio*  $90              $144          $192         $332

Templeton Asset Strategy Fund                    $84              $126          $162         $274

Templeton Developing Markets Securities Fund     $92              $148          $199         $346

Templeton Global Income Securities Fund          $82              $118          $149         $247

Templeton Growth Securities Fund                 $85              $128          $166         $281

Templeton International Securities Fund          $85              $128          $165         $280

Templeton International Smaller Companies Fund   $87              $135          $178         $304

USAllianz Aggressive Growth Fund*                $92              $148          $199         $346

USAllianz American Growth Fund*                  $91              $146          $196         $341

USAllianz Capital Growth Fund*                   $91              $146          $196         $341

USAllianz Comstock Fund*                         $90              $144          $193         $334

USAllianz Growth and Income Fund*                $90              $144          $193         $334

USAllianz Strategic Growth Fund*                 $92              $149          $201         $350

USAllianz VIP Diversified Assets Fund            $86              $132          $172         $293

USAllianz VIP Fixed Income Fund                  $84              $124          $159         $267

USAllianz VIP Growth Fund                        $85              $129          $167         $283

Van Kampen LIT Emerging Growth Portfolio*        $86              $132          $172         $293
---------------------------------------------------------------------------------------------------------------------------

*Estimated




You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on your money if your Contract is not surrendered:


                                                1 YEAR           3 YEARS        5 YEARS      10 YEARS
---------------------------------------------------------------------------------------------------------------------------

AIM V.I. Growth Fund                             $25              $75           $129         $276

Franklin Aggressive Growth Securities Fund*      $25              $78           $133         $283

Franklin Global Communications Securities Fund   $21              $66           $113         $244

Franklin Global Health Care Securities Fund      $24              $74           $127         $271

Franklin Growth and Income Securities Fund       $21              $65           $112         $242

Franklin High Income Fund                        $22              $68           $116         $249

Franklin Income Securities Fund                  $21              $65           $112         $242

Franklin Large Cap Growth Securities Fund        $24              $74           $127         $271

Franklin Money Market Fund                       $22              $67           $115         $247

Franklin Natural Resources Securities Fund       $23              $71           $121         $259

Franklin Real Estate Fund                        $22              $68           $117         $252

Franklin Rising Dividends Securities Fund        $24              $74           $127         $271

Franklin S&P 500 Index Fund                      $19              $60           $103         $223

Franklin Small Cap Fund                          $24              $74           $126         $270

Franklin Technology Securities Fund*             $26              $80           $137         $292

Franklin U.S. Government Fund                    $21              $66           $113         $244

Franklin Value Securities Fund                   $25              $76           $130         $277

Franklin Zero Coupon Fund - 2005                 $23              $70           $120         $258

Franklin Zero Coupon Fund - 2010                 $23              $70           $120         $257

Mutual Discovery Securities Fund                 $26              $81           $139         $295

Mutual Shares Securities Fund                    $24              $75           $128         $273

SP Jennison International Growth Portfolio*      $33              $100          $169         $354

SP Strategic Partners Focused Growth Portfolio*  $30              $93           $158         $332

Templeton Asset Strategy Fund                    $24              $75           $128         $274

Templeton Developing Markets Securities Fund     $32              $97           $165         $346

Templeton Global Income Securities Fund          $22              $67           $115         $247

Templeton Growth Securities Fund                 $25              $77           $132         $281

Templeton International Securities Fund          $25              $77           $131         $280

Templeton International Smaller Companies Fund   $27              $84           $144         $304

USAllianz Aggressive Growth Fund*                $32              $97           $165         $346

USAllianz American Growth Fund*                  $31              95$           $162         $341

USAllianz Capital Growth Fund*                   $31              $95           $162         $341

USAllianz Comstock Fund*                         $30              $93           $159         $334

USAllianz Growth and Income Fund*                $30              $93           $159         $334

USAllianz Strategic Growth Fund*                 $32              $98           $167         $350

USAllianz VIP Diversified Assets Fund            $26              $81           $138         $293

USAllianz VIP Fixed Income Fund                  $24              $73           $125         $267

USAllianz VIP Growth Fund                        $25              $78           $133         $283

Van Kampen LIT Emerging Growth Portfolio*        $26              $81           $138         $293

*Estimated


SEE THE APPENDIX FOR ACCUMULATION UNIT VALUES - CONDENSED FINANCIAL INFORMATION.




1. THE VALUEMARK IV
VARIABLE ANNUITY CONTRACT
-------------------------------------------------------------------------------


This prospectus describes a variable deferred annuity contract with a Fixed Account offered by Preferred Life. The Contract is no longer offered for sale. However, as an existing Contract Owner, you may make additional Purchase Payments to your Contract.


An annuity is a contract between you, the owner, and an insurance company (in this case Preferred Life), where the insurance company promises to pay you (or someone else you choose) an income, in the form of Annuity Payments, beginning on a designated date that is at least two years in the future. Until you decide to begin receiving Annuity Payments, your annuity is in the Accumulation Phase. Once you begin receiving Annuity Payments, your Contract switches to the Payout Phase.

The Contract benefits from Tax Deferral. Tax Deferral means that you are not taxed on earnings or appreciation on the assets in your Contract until you take money out of your Contract.

Your investment choices include Variable Options and the Fixed Account of Preferred Life. The Contract is called a variable annuity because you can choose among the Variable Options and depending upon market conditions, you can make or lose money in the Contract based on the investment performance of the Portfolios. The Portfolios are designed to offer a better return than the Fixed Account. However this is not guaranteed. The amount of money you are able to accumulate in your Contract during the Accumulation Phase depends in large part upon the investment performance of the Portfolio(s) you select. The amount of the Annuity Payments you receive during the Payout Phase of the Contract also depends in large part upon the investment performance of the Portfolio(s) you select for the Payout Phase.

The Contract also contains a Fixed Account. The Fixed Account offers an interest rate that is guaranteed by Preferred Life for all deposits made within the twelve month period. Your initial interest rate is set on the date when your money is invested in the Fixed Account and remains effective for one year. Initial interest rates are declared monthly. Preferred Life guarantees that the interest credited to the Fixed Account will not be less than 3% per year. If you select the Fixed Account, your money will be placed with the other general assets of Preferred Life. Preferred Life may change the terms of the Fixed Account in the future. Please contact Preferred Life for the most current terms.

If you select the Fixed Account, the amount of money you are able to accumulate in your Contract during the Accumulation Phase depends upon the total interest credited to your Contract. We will not make any changes to your Contract without your permission except as may be required by law.

CONTRACT OWNER

You, as the Contract Owner, have all the rights under the Contract. The Contract Owner is as designated at the time the Contract is issued, unless changed. You may change Contract Owners at any time. This may be a taxable event. You should consult with your tax adviser before doing this.

JOINT OWNER

The Contract can be owned by Joint Owners. Upon the death of either Joint Owner, the surviving Joint Owner will be the designated Beneficiary. Any other Beneficiary designation at the time the Contract was issued or as may have been later changed will be treated as a contingent Beneficiary unless otherwise indicated.

ANNUITANT

The Annuitant is the natural person on whose life we base Annuity Payments. You name an Annuitant. You may change the Annuitant at any time before the Income Date unless the Contract is owned by a non-individual (for example, a corporation).

BENEFICIARY

The Beneficiary is the person(s) or entity you name to receive any death benefit. The Beneficiary is named at the time the Contract is issued unless changed at a later date. Unless an irrevocable Beneficiary has been named, you can change the Beneficiary or contingent Beneficiary.

ASSIGNMENT

You can transfer ownership (assign) the Contract at any time during your lifetime. Preferred Life will not be bound by the assignment until it receives the written notice of the assignment. Preferred Life will not be liable for any payment or other action it takes in accordance with the Contract before it receives notice of the assignment. Any assignment made after the death benefit has become payable can only be done with our consent. AN ASSIGNMENT MAY BE A TAXABLE EVENT.

If the Contract is issued pursuant to a Qualified plan, there may be limitations on your ability to assign the Contract.


2. ANNUITY PAYMENTS
(THE PAYOUT PHASE)
-------------------------------------------------------------------------------


You can receive regular monthly income payments under your Contract. You can choose the month and year in which those payments begin. We call that date the Income Date. Your Income Date must be the first day of a calendar month and must be at least 2 full years after you buy the Contract. You can also choose among income plans. We call those Annuity Options.

We ask you to choose your Income Date when you purchase the Contract. You can change it at any time before the Income Date with 30 days notice to us. Annuity Payments must begin by the first day of the first calendar month following the Annuitant's 90th birthday. You (or someone you designate) will receive the Annuity Payments. You will receive tax reporting on those payments.

You may elect to receive your Annuity Payments as a variable payout, a fixed payout, or a combination of both. Under a fixed payout, all of the Annuity Payments will be the same dollar amount (equal installments). If you choose a variable payout, you can select from the available Variable Options. If you do not tell us otherwise, your Annuity Payments will be based on the investment allocations that were in place on the Income Date.

If you choose to have any portion of your Annuity Payments based on the investment performance of the Variable Option(s), the dollar amount of your payment will depend upon three things:

1) the value of your Contract in the Variable Option(s) on the Income Date,

2) the 5% assumed investment rate used in the annuity table for the Contract, and

3) the performance of the Variable Option(s) you selected.

If the actual performance exceeds the 5% assumed investment rate, your Annuity Payments will increase. Similarly, if the actual rate is less than 5%, your Annuity Payments will decrease.

ANNUITY OPTIONS


You can choose one of the following Annuity Options or any other Annuity Option you want and that Preferred Life agrees to provide. After Annuity Payments begin, you cannot change the Annuity Option. If you do not choose an Annuity Option prior to the Income Date, we will assume that you selected Option 2 which provides a life annuity with 5 years of guaranteed payments. Upon the death of the Contract Owner, if different than the Annuitant, the Beneficiary will receive the Annuity Payments.


OPTION 1. LIFE ANNUITY. Under this option, we will make monthly Annuity Payments so long as the Annuitant is alive. After the Annuitant dies, we stop making Annuity Payments.

OPTION 2. LIFE ANNUITY WITH 5, 10, 15 OR 20 YEAR PAYMENTS GUARANTEED. Under this option, we will make monthly Annuity Payments so long as the Annuitant is alive. However, if the Annuitant dies before the end of the selected guaranteed period, we will continue to make Annuity Payments to you or any person you choose for the rest of the guaranteed period. If you do not want to receive Annuity Payments after the Annuitant's death, you can ask us for a single lump sum.

OPTION 3. JOINT AND LAST SURVIVOR ANNUITY. Under this option, we will make monthly Annuity Payments during the joint lifetime of the Annuitant and the joint Annuitant. When the Annuitant dies, if the joint Annuitant is still alive, we will continue to make Annuity Payments so long as the joint Annuitant continues to live. The amount of the Annuity Payments we will make to you can be equal to 100%, 75% or 50% of the amount that was being paid when both Annuitants were alive. The monthly Annuity Payments will end when the last surviving Annuitant dies.

OPTION 4. JOINT AND LAST SURVIVOR ANNUITY WITH 5, 10, 15 OR 20 YEAR PAYMENTS GUARANTEED. Under this option, we will make monthly Annuity Payments during the joint lifetime of the Annuitant and the joint Annuitant. When the Annuitant dies, if the joint Annuitant is still alive, we will continue to make Annuity Payments, so long as the surviving Annuitant continues to live, at 100% of the amount that would have been paid if they were both alive. If, when the last death occurs, we have made Annuity Payments for less than the selected guaranteed period, we will continue to make Annuity Payments to you or any person you choose for rest of the guaranteed period. If you do not want to receive Annuity Payments after the last Annuitant's death, you can ask us for a single lump sum.

OPTION 5. REFUND LIFE ANNUITY. Under this option, we will make monthly Annuity Payments during the Annuitant's lifetime. If the value of the Annuity Payments made at the time of the Annuitant's death is less than the value applied to the Annuity Option, then you will receive a refund as set forth in the Contract.


3. PURCHASE
-------------------------------------------------------------------------------


PURCHASE PAYMENTS


A Purchase Payment is the money you invest in the Contract. You can make additional Purchase Payments of $250 or more (or as low as $100 if you have selected the Automatic Investment Plan). Preferred Life may, at its sole discretion, waive the minimum payment requirements. We will not waive the minimum amounts for Qualified Contracts.


This product is not designed for professional market timing organizations, other entities, or persons using programmed, large or frequent transfers.

AUTOMATIC INVESTMENT PLAN

The Automatic Investment Plan (AIP) is a program which allows you to make additional Purchase Payments to your Contract on a monthly or quarterly basis by electronic transfer of funds from your savings or checking account. You may participate in this program by completing the appropriate form. We must receive your form by the first of the month in order for the AIP to begin that same month. Investments will take place on the 20th of the month, or the next business day. The minimum investment that can be made by AIP is $100. You may stop the AIP at any time you want. We need to be notified by the first of the month in order to stop or change AIP that month. If the AIP is used for a Qualified Contract, you should consult your tax adviser for advice regarding maximum contributions.

ALLOCATION OF PURCHASE PAYMENTS

When you purchase a Contract, we will allocate your Purchase Payment to the Fixed Account and/or one or more of the Variable Options you have selected. We ask that you allocate your money in either whole percentages or round dollars. Transfers do not change the allocation instructions for payments. You can instruct us how to allocate additional Purchase Payments you make. If you do not instruct us, we will allocate them in the same way as your previous instructions to us. You may change the allocation of future payments without fee, penalty or other charge upon written notice or telephone instructions to the USAllianz Service Center.

A change will be effective for payments received on or after we receive your notice or instructions. Preferred Life reserves the right to limit the number of Variable Options that you may invest in at one time. Currently, you may invest in 10 investment choices at any one time (which includes any of the Variable Options listed in Section 4 and the Preferred Life Fixed Account). We may change this in the future. However, we will always allow you to invest in at least five Variable Options.

Once we receive your Purchase Payment and the necessary information, we will issue your Contract and allocate your first Purchase Payment within 2 business days. If you do not give us all of the information we need, we will contact you or your registered representative to get it. If for some reason we are unable to complete this process within 5 business days, we will either send back your money or get your permission to keep it until we get all of the necessary information. If you make additional Purchase Payments, we will credit these amounts to your Contract within one business day. Our business day closes when the New York Stock Exchange closes, which is usually at 4:00 p.m. Eastern time.

FREE LOOK

If you change your mind about owning the Contract, you can cancel it within 10 days after receiving it. Return of the Contract by mail is effective on being postmarked, properly addressed and postage prepaid. When you cancel the Contract within this time period, Preferred Life will not assess a contingent deferred sales charge. You will receive back whatever your Contract is worth on the day we receive your request. If you have purchased the Contract as an IRA, we are required to give you back your Purchase Payment if you decide to cancel your Contract within 10 days after receiving it. If that is the case, we have the right to allocate your initial Purchase Payment to the Franklin Money Market Fund for 15 days after we receive it. At the end of that period, we will re-allocate your money as you selected. Currently, however, we will directly allocate your money to the Variable Options and/or the Fixed Account as you have selected.

ACCUMULATION UNITS

The value of the portion of your Contract allocated to the Variable Options will go up or down depending upon the investment performance of the Variable Option(s) you choose. The value of your Contract will also depend on the expenses of the Contract. In order to keep track of the value of your Contract, we use a measurement called an Accumulation Unit (which is like a share of a mutual fund). During the Payout Phase of the Contract we call it an Annuity Unit. Every business day we determine the value of an Accumulation Unit for each Variable Option by multiplying the Accumulation Unit value for the previous period by a factor for the current period. The factor is determined by

1. dividing the value of a Portfolio at the end of the current period by the value of a Portfolio for the previous period; and

2. multiplying it by one minus the daily amount of the insurance charges and any charges for taxes. The value of an Accumulation Unit may go up or down from day to day.

When you make a Purchase Payment, we credit your Contract with Accumulation Units for any portion of your Purchase Payment allocated to a Variable Option. The number of Accumulation Units credited is determined by dividing the amount of the Purchase Payment allocated to a Variable Option by the value of the Accumulation Unit.

We calculate the value of an Accumulation Unit after the New York Stock Exchange closes each day and then credit your Contract.

EXAMPLE:

On Wednesday we receive an additional Purchase Payment of $3,000 from you. You have told us you want this to go to the Franklin Growth and Income Securities Fund. When the New York Stock Exchange closes on that Wednesday, we determine that the value of an Accumulation Unit based on an investment in the Franklin Growth and Income Securities Fund is $12.50. We then divide $3,000 by $12.50 and credit your Contract on Wednesday night with 240 Accumulation Units.


4. INVESTMENT OPTIONS
-------------------------------------------------------------------------------

The Contract offers Variable Options. Each Variable Option invests in one of the Portfolios listed below. Each Portfolio has its own investment objective. The Contract also offers a Fixed Account of Preferred Life. Additional Portfolios may be available in the future.

You should read the fund prospectuses (which are attached to this prospectus) carefully before investing. The Funds invest in different types of securities and follow varying investment strategies. There are potential risks associated with each of these types of securities and investment strategies. For example, a Portfolio's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a Portfolio with a small asset base. A Portfolio may not experience similar performance as its assets grow. The operation of the Funds and the various risks associated with the Funds are described in the Fund prospectuses.

Franklin Templeton Variable Insurance Products Trust issues two classes of shares which are described in the attached prospectus for Franklin Templeton Variable Insurance Products Trust. Only Class 1 shares are available in connection with your Contract.

The investment objectives and policies of certain Portfolios are similar to the investment objectives and policies of other mutual funds that certain of the investment advisers manage. Although the objectives and policies may be similar, the investment results of the Portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the Portfolios have the same investment advisers.

Investment advisers and sub-advisers for each Portfolio are listed in the table below. Certain advisers have retained one or more sub-advisers to help them manage the Portfolios.

The following is a list of the Portfolios available under the Contract and the investment advisers and sub-advisers for each Portfolio:






                                                    INVESTMENT                          INVESTMENT

AVAILABLE PORTFOLIOS                                 ADVISERS                          SUB-ADVISERS
---------------------------------------------------------------------------------------------------------------------------

AIM VARIABLE INSURANCE FUNDS:

AIM V.I. Growth Fund                            A I M Advisors, Inc.

FRANKLIN TEMPLETON VARIABLE

INSURANCE PRODUCTS TRUST:

Franklin Aggressive Growth Securities Fund      Franklin Advisers, Inc.

Franklin Global Communications Securities Fund  Franklin Advisers, Inc.

Franklin Global Health Care Securities Fund     Franklin Advisers, Inc.

Franklin Growth and Income Securities Fund      Franklin Advisers, Inc.

Franklin High Income Fund                       Franklin Advisers, Inc.

Franklin Income Securities Fund                 Franklin Advisers, Inc.

Franklin Large Cap Growth Securities Fund       Franklin Advisers, Inc.

Franklin Money Market Fund                      Franklin Advisers, Inc.

Franklin Natural Resources Securities Fund      Franklin Advisers, Inc.

Franklin Real Estate Fund                       Franklin Advisers, Inc.

Franklin Rising Dividends Securities Fund       Franklin Advisory Services, LLC

Franklin S&P 500 Index Fund                     Franklin Advisers, Inc.

Franklin Small Cap Fund                         Franklin Advisers, Inc.

Franklin Technology Securities Fund             Franklin Advisers, Inc.

Franklin U.S. Government Fund                   Franklin Advisers, Inc.

Franklin Value Securities Fund                  Franklin Advisory Services, LLC

Franklin Zero Coupon Funds - 2005 and 2010      Franklin Advisers, Inc.

Mutual Discovery Securities Fund                Franklin Mutual Advisers, LLC
    (capital appreciation)

Mutual Shares Securities Fund                   Franklin Mutual Advisers, LLC
 (capital appreciation with income
     as a secondary goal)
Templeton Asset Strategy Fund                   Templeton Investment Counsel LLC

Templeton Developing Markets Securities Fund    Templeton Asset Management Ltd.

Templeton Global Income Securities Fund         Franklin Advisers, Inc.

Templeton Growth Securities Fund                Templeton Global Advisors Limited

Templeton International Securities Fund*        Templeton Investment Counsel LLC

Templeton International Smaller Companies Fund  Templeton Investment Counsel LLC

THE PRUDENTIAL SERIES FUND, INC.:

SP Jennison International Growth Portfolio      Prudential Investments Fund Management, LLC. Jennison Associates LLC

SP Strategic Partners Focused Growth Portfolio  Prudential Investments Fund Management, LLC  Jennison Associates LLC

USALLIANZ VARIABLE INSURANCE

PRODUCTS TRUST:

USAllianz Aggressive Growth Fund                USAllianz Advisers, LLC                      Van Kampen Investment
Advisory Corp.

USAllianz American Growth Fund                  USAllianz Advisers, LLC                      Fred Alger Management, Inc.

USAllianz Capital Growth Fund                   USAllianz Advisers, LLC                      Van Kampen Investment
Advisory Corp.

USAllianz Comstock Fund                         USAllianz Advisers, LLC                      Van Kampen Asset Management
Inc.

USAllianz Growth and Income                     USAllianz Advisers, LLC                      Van Kampen Asset Management
Inc.

USAllianz Strategic Growth Fund                 USAllianz Advisers, LLC                      Fred Alger Management, Inc.

USAllianz VIP Diversified Assets Fund           Allianz of America, Inc.

USAllianz VIP Fixed Income Fund                 Allianz of America, Inc.

USAllianz VIP Growth Fund                       Allianz of America, Inc.

VAN KAMPEN LIFE INVESTMENT TRUST

Van Kampen LIT Emerging Growth Portfolio        Van Kampen Asset Management Inc.




Shares of the funds may be offered in connection with certain variable annuity contracts and variable life insurance policies of various insurance companies which may or may not be affiliated with Preferred Life. Certain funds may also be sold directly to qualified plans. The investment advisers believe that offering their shares in this manner will not be disadvantageous to you.

Preferred Life may enter into certain arrangements under which it is reimbursed by the funds' advisers, distributors and/or affiliates for the administrative services which it provides to the Portfolios.

TRANSFERS

You can transfer money among the Variable Options and/or the Fixed Account. Preferred Life currently allows you to make as many transfers as you want to each year. Preferred Life may change this practice in the future. However, this product is not designed for professional market timing organizations or other persons using programmed, large, or frequent transfers. Such activity may be disruptive to a Portfolio. We reserve the right to reject any specific Purchase Payment allocation or transfer request from any person, if in the Portfolio managers' judgment, a Portfolio would be unable to invest effectively in accordance with its investment objectives and policies, or would otherwise potentially be adversely affected.

Your Contract provides that you can make 12 transfers every year without charge. We measure a year from the anniversary of the day we issued your Contract. You can make a transfer to or from the Fixed Account and to or from any Variable Option. If you make more than 12 transfers in a year, there is a transfer fee deducted. The fee is $25 per transfer or, if less, 2% of the amount transferred. The following applies to any transfer:

1) The minimum amount which you can transfer is $1,000 or your entire value in the Variable Option or Fixed Account. This requirement is waived if the transfer is in connection with the Dollar Cost Averaging Program or Flexible Rebalancing (which are described below).

2) We may not allow you to make transfers during the free look period.

3) Your request for a transfer must clearly state which Variable Option(s) or the Fixed Account is involved in the transfer.

4) Your request for a transfer must clearly state how much the transfer is for.

5) You cannot make any transfers within 7 calendar days prior to the date your first Annuity Payment is due.

6) During the Payout Phase, you may not make a transfer from a fixed Annuity Option to a variable Annuity Option.

7) During the Payout Phase, you can make at least one transfer from a variable Annuity Option to a fixed Annuity Option.

Preferred Life has reserved the right to modify the transfer provisions subject to the guarantees described above.

You can make transfers by telephone by properly completing the telephone transfer forms provided by Preferred Life. We may allow you to authorize someone else to make transfers by telephone on your behalf. If you own the Contract with a Joint Owner, unless Preferred Life is instructed otherwise, Preferred Life will accept instructions from either one of you. Preferred Life will use reasonable procedures to confirm that instructions given us by telephone are genuine. If we do not use such procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. Preferred Life tape records all telephone instructions.

DOLLAR COST AVERAGING PROGRAM

The Dollar Cost Averaging Program allows you to systematically transfer a set amount of money each month or quarter from any one Variable Option or the Fixed Account to up to eight of the other Variable Options.

The Variable Option(s) you transfer from may not be the Variable Option(s) you transfer to in this program. By allocating amounts on a regularly scheduled basis, as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. You may only participate in this program during the Accumulation Phase.

You must participate in the program for at least six months (or two quarters) and must transfer at least $500 each time (or $1,500 each quarter). Your allocations can be in whole percentages or dollar amounts. You may elect this program by properly completing the Dollar Cost Averaging forms printed by Preferred Life.

All Dollar Cost Averaging transfers will be made on the 10th day of the month unless that day is not a business day. If it is not, then the transfer will be made the next business day.

Your participation in the program will end when any of the following occurs:

1)  the number of desired transfers have been made;

2) you do not have enough money in the Variable Option(s) or the Fixed Account to make the transfer (if less money is available, that amount will be dollar cost averaged and the program will end);

3) you request to terminate the program (your request must be received by us by the first of the month to terminate that month); or

4)  the Contract is terminated.

If you participate in the Dollar Cost Averaging Program, the transfers made under the program are not currently taken into account in determining any transfer fee. You may not participate in the Dollar Cost Averaging Program and Flexible Rebalancing at the same time.

FLEXIBLE REBALANCING

Once your money has been invested, the performance of the Variable Options may cause your chosen allocation to shift. Flexible Rebalancing is designed to help you maintain your specified allocation mix among the different Variable Options. You can direct us to readjust your Contract value on a quarterly, semi-annual or annual basis to return to your original Variable Option allocations. Flexible Rebalancing transfers will be made on the 20th day of the month unless that day is not a business day. If it is not, then the transfer will be made on the previous day.

If you participate in Flexible Rebalancing, the transfers made under the program are not currently taken into account in determining any transfer fee. The Fixed Account is not permitted to be part of Flexible Rebalancing.

VOTING PRIVILEGES

Preferred Life is the legal owner of the Portfolio shares. However, when a Portfolio solicits proxies in conjunction with a shareholder vote which affects your investment, Preferred Life will obtain from you and other affected Contract Owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that Preferred Life owns on its own behalf. Should Preferred Life determine that it is no longer required to comply with the above, we will vote the shares in our own right.

SUBSTITUTION


Preferred Life may substitute one of the Variable Options you have selected with another Variable Option. We would not do this without the prior approval of the Securities and Exchange Commission, to the extent legally required. We will give you notice of our intention to do this. We may also limit further investment in or transfers to a Variable Option if marketing, tax, or investment considerations warrant.



5. EXPENSES
-------------------------------------------------------------------------------


There are charges and other expenses associated with the Contract that will reduce your investment return. These charges and expenses are:

INSURANCE CHARGES

Each day, Preferred Life makes a deduction for its insurance charges. Preferred Life does this as part of its calculation of the value of the Accumulation Units and the Annuity Units. The insurance charge has two parts:

1) the mortality and expense risk charge, and

2) the administrative charge.

MORTALITY AND EXPENSE RISK CHARGE. During the Accumulation Phase, this charge is equal, on an annual basis, to 1.34% of the average daily value of the Contract invested in a Variable Option. During the Payout Phase, the charge is equal, on an annual basis, to 1.25% of the average daily value of the Contract invested in a Variable Option. This charge compensates us for all the insurance benefits provided by your Contract (for example, our contractual obligation to make Annuity Payments, the death benefits, certain expenses related to the Contract, and for assuming the risk (expense risk) that the current charges will be insufficient in the future to cover the cost of administering the Contract). The amount of the mortality and expense risk charge is less during the Payout Phase because Preferred Life does not pay a death benefit separate from benefits under the Annuity Option if you die during the Payout Phase.

ADMINISTRATIVE CHARGE. This charge is equal, on an annual basis, to .15% of the average daily value of the Contract invested in a Variable Option. This charge, together with the contract maintenance charge (which is explained below), is for all the expenses associated with the administration of the Contract. Some of these expenses include: preparation of the Contract, confirmations, annual statements, maintenance of Contract records, personnel costs, legal and accounting fees, filing fees, and computer and systems costs.

CONTRACT MAINTENANCE CHARGE

On each Contract anniversary, Preferred Life deducts $30 from your Contract as a contract maintenance charge. The fee is assessed on the last day of each Contract year. This charge is for administrative expenses (see above). This charge can not be increased.

However, during the Accumulation Phase, if the value of your Contract is at least $50,000 when the deduction for the charge is to be made, Preferred Life will not deduct this charge. If you own more than one Valuemark IV Contract, Preferred Life will determine the total value of all your Valuemark IV Contracts. If the total value of all Valuemark IV Contracts registered under the same social security number is at least $50,000, Preferred Life will not assess the contract maintenance charge. Currently, the charge is also waived during the Payout Phase if the value of your Contract at the Income Date is at least $50,000. If the Contract is owned by a non-natural person (e.g., a corporation), Preferred Life will look to the Annuitant to determine if it will assess the charge.

If you make a complete withdrawal from your Contract, the contract maintenance charge will also be deducted. During the Payout Phase, if the contract maintenance charge is deducted, the charge will be collected monthly out of each Annuity Payment.

CONTINGENT DEFERRED SALES CHARGE

Withdrawals may be subject to a contingent deferred sales charge. During the Accumulation Phase, you can make withdrawals from your Contract. Preferred Life keeps track of each Purchase Payment you make. The amount of the contingent deferred sales charge depends upon how long Preferred Life has had your payment. The charge is:

                            CONTINGENT DEFERRED
                               SALES CHARGE
          YEARS SINCE       (AS A PERCENTAGE OF
       PURCHASE PAYMENT     PURCHASE PAYMENTS)
----------------------------------------------------------
              0-1                   6%
              1-2                   6%
              2-3                   6%
              3-4                   5%
              4-5                   4%
              5-6                   3%
              6-7                   2%
              7+                    0%

However, after Preferred Life has had a Purchase Payment for 7 full years, there is no charge when you withdraw that Purchase Payment. For purposes of the contingent deferred sales charge, Preferred Life treats withdrawals as coming from the oldest Purchase Payments first. Preferred Life does not assess the contingent deferred sales charge on any payments paid out as Annuity Payments or as death benefits.

NOTE: For tax purposes withdrawals are considered to have come from the last money you put into the Contract. Thus, for tax purposes, earnings are considered to come out first.


Free Withdrawal Amount (referred to in sales literature as "15% Withdrawal Privilege") - Each year after the first Contract year, you can make multiple withdrawals of up to 15% of the value of your Contract and no contingent deferred sales charge will be deducted from the 15% you take out. Withdrawals in excess of that free amount will be subject to the contingent deferred sales charge. If you do not withdraw the full 15% in any one Contract year, you may not carry over the remaining percentage amount to another year.


You may also elect to participate in the Systematic Withdrawal Program or the Minimum Distribution Program which allow you to make withdrawals without the deduction of the contingent deferred sales charge under certain circumstances. You cannot use these programs and the 15% free withdrawal amount in the same Contract year. See Section 7 - "Access to Your Money" for a description of the Systematic Withdrawal Program and the Minimum Distribution Program.

WAIVER OF CONTINGENT DEFERRED SALES CHARGE

Under certain circumstances, after the first year, Preferred Life will permit you to take your money out of the Contract without deducting the contingent deferred sales charge if you or your Joint Owner become totally disabled for at least 90 consecutive days.

REDUCTION OR ELIMINATION OF THE
CONTINGENT DEFERRED SALES CHARGE

Preferred Life will reduce or eliminate the amount of the contingent deferred sales charge when the Contract is sold under circumstances which reduce its sales expenses. Some examples are: if there is a large group of individuals that will be purchasing the Contract or a prospective purchaser already had a relationship with Preferred Life. Preferred Life may not deduct a contingent deferred sales charge under a Contract issued to an officer, director or employee of Preferred Life or any of its affiliates. Any circumstances resulting in reduction or elimination of the contingent deferred sales charge requires prior approval of Preferred Life.

TRANSFER FEE

You can make 12 free transfers every year. We measure a year from the day we issue your Contract. If you make more than 12 transfers a year, we will deduct a transfer fee of $25 (or 2% of the amount transferred, if less) for each additional transfer. The transfer fee will be deducted from the Variable Option or the Fixed Account from which the transfer is made. If the entire amount is transferred, the fee will be deducted from the amount transferred.

If the transfer is part of the Dollar Cost Averaging Program or Flexible Rebalancing, it currently will not count in determining the transfer fee.

INCOME TAXES

Preferred Life reserves the right to deduct from the Contract for any income taxes which it may incur because of the Contract. Currently, Preferred Life is not making any such deductions.

PORTFOLIO EXPENSES

There are deductions from the assets of the various Portfolios for operating expenses (including management fees) which are described in the Fee Table in this prospectus and the accompanying fund prospectuses.


6. TAXES
-------------------------------------------------------------------------------


NOTE: Preferred Life has prepared the following information on taxes as a general discussion of the subject. It is not intended as tax advice. You should consult your own tax adviser about your own circumstances. Preferred Life has included additional information regarding taxes in the Statement of Additional Information.

ANNUITY CONTRACTS IN GENERAL

Annuity contracts are a means of setting aside money for future needs - usually retirement. Congress recognized how important saving for retirement was and provided special rules in the Internal Revenue Code (Code) for annuities.

Basically, these rules provide that you will not be taxed on any earnings on the money held in your annuity Contract until you take the money out. This is referred to as Tax Deferral. There are different rules regarding how you will be taxed depending upon how you take the money out and the type of Contract - Qualified or Non-Qualified (see following sections).

When a Non-Qualified Contract is owned by a non-natural person (e.g., a corporation or certain other entities other than a trust holding the Contract as an agent for a natural person), the Contract will generally not be treated as an annuity for tax purposes. This means that the Contract may not receive the benefits of Tax Deferral. Income may be taxed as ordinary income every year.

QUALIFIED AND NON-QUALIFIED CONTRACTS

If you purchase the Contract under a Qualified plan, your Contract is referred to as a Qualified Contract. Examples of Qualified plans are: Individual Retirement Annuities (IRAs), Tax-Sheltered Annuities (sometimes referred to as 403(b) contracts), and pension and profit-sharing plans, which include 401(k) plans and H.R. 10 Plans. If you do not purchase the Contract under a Qualified plan, your Contract is referred to as a Non-Qualified Contract.

A Qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a Qualified plan that is tax deferred. However, the contract has features and benefits other than tax deferral that may make it an appropriate investment for a Qualified plan. You should consult your tax adviser regarding these features and benefits prior to purchasing a Qualified Contract.

MULTIPLE CONTRACTS

The Code provides that multiple Non-Qualified annuity contracts which are issued within a calendar year period to the same Contract Owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences, including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a
Section 1035 exchange will be considered issued in the year of the exchange. You should consult a tax adviser prior to purchasing more than one Non-Qualified annuity contract in any calendar year period.

WITHDRAWALS -- NON-QUALIFIED CONTRACTS

You, as the Contract Owner, will not be taxed on increases in the value of your Contract until a distribution occurs - either as a withdrawal or as Annuity Payments. When you make a withdrawal from your contract, the Code treats such a withdrawal as first coming from earnings and then from your Purchase Payments. You will be taxed on the amount of the withdrawal that is earnings. In most cases such withdrawn earnings are includible in income. For Annuity Payments different rules apply. A portion of each Annuity Payment you receive will be treated as a partial return of your Purchase Payments and will not be taxed. The remaining portion of the Annuity Payment will be treated as ordinary income. How the Annuity Payment is divided between taxable and non-taxable portions depends upon the period over which the Annuity Payments are expected to be made. Annuity payments received after you have received all of your Purchase Payments are fully includible in income.

The Code also provides that any amount received under an annuity contract which is included in income may be subject to a tax penalty. The amount of the penalty is equal to 10% of the amount that is includible in income. Some withdrawals will be exempt from the penalty. They include any amounts:

1) paid on or after the taxpayer reaches age 59 1/2;

2) paid after you die;

3) paid if the taxpayer becomes totally disabled (as that term is defined in the Code);

4) paid in a series of substantially equal payments made annually (or more frequently) for the life or life expectancy of the taxpayer;

5) paid under an immediate annuity; or

6) which come from Purchase Payments made prior to August 14, 1982.

WITHDRAWALS -- QUALIFIED CONTRACTS


The Internal Revenue Service has issued new proposed regulations regarding required distributions from Qualified plans. These new rules are to be effective January 1, 2002. However, these new rules may be used in determining required distributions for 2001 by owners of IRAs and in some cases by owners of tax-sheltered annuity contracts and pension and profit sharing plan contracts. You should consult with your Qualified plan sponsor and tax advisor to determine if these new rules are available for your benefit.


If you make a withdrawal from your Qualified Contract, a portion of the withdrawal is treated as taxable income. This portion depends on the ratio of pre-tax Purchase Payments to the after-tax Purchase Payments in your Contract. If all of your Purchase Payments were made with pre-tax money then the full amount of any withdrawal is includible in taxable income. Special rules may apply to withdrawals from certain types of Qualified Contracts.

The Code also provides that any amount received under a Qualified Contract, which is included in income, may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includible in income. Some withdrawals will be exempt from the penalty. They include any amounts:

1)  paid on or after you reach age 59 1/2;

2)  paid after you die;

3)  paid if you become totally disabled (as that term is defined in the Code);

4) paid to you after leaving your employment in a series of substantially equal periodic payments made annually (or more frequently) under a lifetime annuity;
5) paid to you after you have attained age 55 and you have left your employment;

6)  paid for certain allowable medical expenses (as defined in the Code);

7)  paid pursuant to a qualified domestic relations order;

8)  paid on account of an IRS levy upon the Qualified Contract;

9)  paid from an IRA for medical insurance (as defined in the Code);

10)  paid from an IRA for qualified higher education expenses; or

11) paid from an IRA for up to $10,000 for qualified first-time homebuyer expenses (as defined in the Code).

The exceptions in 5) and 7) above do not apply to IRAs. The exception in 4) above applies to IRAs but without the requirement of leaving employment.

We have provided a more complete discussion in the Statement of Additional Information.

WITHDRAWALS -- TAX-SHELTERED ANNUITIES

The Code limits the withdrawal of amounts attributable to Purchase Payments made under a salary reduction agreement by Contract Owners from Tax-Sheltered Annuities. Withdrawals can only be made when a Contract Owner:

1) reaches age 59 1/2;

2) leaves his/her job;

3) dies;

4) becomes disabled (as that term is defined in the Code); or

5) in the case of hardship. However, in the case of hardship, the Contract Owner can only withdraw the Purchase Payments and not any earnings.


DEATH BENEFITS

If an enhanced death benefit is selected for a qualified contract, such death benefits may be considered by the Internal Revenue Service as "incidental death benefits." The Code imposes limits on the amount of incidental death benefits allowable for qualified contracts, and if the death benefits selected by you are considered to exceed such limits, the provisions of such benefits could result in currently taxable income to the owners of the Qualified Contracts. Furthermore, the Code provides that the assets of an IRA may be not invested in life insurance, but may provide in the case of death during the Accumulation Phase for a death benefit payment equal to the greater of purchase payments or contract value. The Contract offers death benefits which may exceed the greater of Purchase Payments or Contract Value. If these death benefits are determined by the Internal Revenue Service as providing life insurance, the Contract may not qualify as an IRA (including ROTH IRAs). You should consult your tax adviser regarding these features and benefits prior to purchasing a Contract.


DIVERSIFICATION

The Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity contract. Preferred Life believes that the Portfolios are being managed so as to comply with the requirements.

Neither the Code nor the Internal Revenue Service Regulations issued to date provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, and not Preferred Life would be considered the owner of the shares of the Portfolios. If you are considered the owner of the shares, it will result in the loss of the favorable tax treatment for the Contract. It is unknown to what extent under federal tax law Contract Owners are permitted to select Portfolios, to make transfers among the Portfolios or the number and type of Portfolios Contract Owners may select from without being considered the owner of the shares. If any guidance is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the owner of the Contract, could be treated as the owner of the Portfolios.

Due to the uncertainty in this area, Preferred Life reserves the right to modify the Contract in an attempt to maintain favorable tax treatment.


7. ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------


You can have access to the money in your Contract:

1)  by making a withdrawal (either a partial or a total withdrawal);

2)  by receiving Annuity Payments; or

3)  when a death benefit is paid to your Beneficiary.

Withdrawals can only be made during the Accumulation Phase.

When you make a complete withdrawal you will receive the value of the Contract on the day you made the withdrawal, less any applicable contingent deferred sales charge, less any premium tax and less any contract maintenance charge. (See Section 5 -- "Expenses" for a discussion of the charges.)

Any partial withdrawal must be for at least $500. Unless you instruct Preferred Life otherwise, a partial withdrawal will be made pro-rata from all the Variable Options and the Fixed Account you selected. Preferred Life requires that after you make a partial withdrawal the value of your Contract must be at least $2,000.

INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE.

There are limits to the amount you can withdraw from a Qualified plan referred to as a 403(b) plan. For a more complete explanation see Section 6 -- "Taxes" and the discussion in the SAI.

SYSTEMATIC WITHDRAWAL PROGRAM

If the value of your Contract is at least $25,000 Preferred Life offers a plan which provides automatic monthly or quarterly payments to you from your Contract each year. The total systematic withdrawals which you can make each year without Preferred Life deducting a contingent deferred sales charge is limited to 15% of the value of your Contract determined on the business day before we receive your request. You may withdraw any amount you want under this program if your payments are no longer subject to the contingent deferred sales charge. If you make withdrawals under this plan, you may not also use the 15% free withdrawal amount that year. For a discussion of the contingent deferred sales charge and the 15% free withdrawal amount, see Section 5 -- "Expenses." All systematic withdrawals will be made on the 9th day of the month unless that day is not a business day. If it is not, then the withdrawal will be made the previous business day.

INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO SYSTEMATIC WITHDRAWALS.

MINIMUM DISTRIBUTION PROGRAM

If you own a Contract that is an Individual Retirement Annuity (IRA), you may select the Minimum Distribution Program. Under this program, Preferred Life will make payments to you from your Contract that are designed to meet the applicable minimum distribution requirements imposed by the Code for IRAs. If the value of your Contract is at least $25,000, Preferred Life will make payments to you on a monthly or quarterly basis. The payments will not be subject to the contingent deferred sales charge and will be instead of the 15% free withdrawal amount.

SUSPENSION OF PAYMENTS OR TRANSFERS

Preferred Life may be required to suspend or postpone payments for withdrawals or transfers for any period when:

1) the New York Stock Exchange is closed (other than customary weekend and holiday closings);

2)  trading on the New York Stock Exchange is restricted;

3) an emergency exists as a result of which disposal of the Portfolio shares is not reasonably practicable or Preferred Life cannot reasonably value the Portfolio shares;

4) during any other period when the Securities and Exchange Commission, by order, so permits for the protection of Contract Owners.

Preferred Life has reserved the right to defer payment for a withdrawal or transfer from the Fixed Account for the period permitted by law but not for more than six months.


8. PERFORMANCE
-------------------------------------------------------------------------------


Preferred Life periodically advertises performance of the Variable Options. Preferred Life will calculate performance by determining the percentage change in the value of an Accumulation Unit by dividing the increase (decrease) for that unit by the value of the Accumulation Unit at the beginning of the period. This performance number reflects the deduction of the insurance charges and Portfolio expenses. It does not reflect the deduction of any applicable contingent deferred sales charge and contract maintenance charge. The deduction of any applicable contract maintenance charges and contingent deferred sales charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include average annual total return figures which reflect the deduction of the insurance charges, contract maintenance charges, contingent deferred sales charges and the expenses of the Portfolios. Preferred Life may also advertise cumulative total return information. Cumulative total return is determined the same way except that the results are not annualized. Performance information for the underlying Portfolios may also be advertised; see the fund prospectuses for more information.

Certain Portfolios have been in existence for some time and have investment performance history. In order to demonstrate how the actual investment experience of the Portfolios may affect your Accumulation Unit values, Preferred Life has prepared performance information. The performance is based on the historical performance of the Portfolios, modified to reflect the charges and expenses of your Contract as if the Contract had been in existence for the time periods shown. The inception dates of the Portfolios pre-date the inception dates of the corresponding Variable Options. For periods starting prior to the date the Variable Options invested in the Portfolio, the performance is based on the historical performance of the corresponding Portfolio.

Preferred Life may in the future also advertise yield information. If it does, it will provide you with information regarding how yield is calculated. More detailed information regarding how performance is calculated is found in the SAI.

Any performance advertised will be based on historical data and does not guarantee future results of the Variable Options.


9. DEATH BENEFIT
-------------------------------------------------------------------------------

UPON YOUR DEATH

If you or your Joint Owner die during the Accumulation Phase, Preferred Life will pay a death benefit to your Beneficiary (see below). If you die during the Payout Phase, any benefit will be as provided for in the Annuity Option selected. The amount of the death benefit is:

I.  CONTRACTS THAT RECEIVE AN ENHANCED DEATH BENEFIT ENDORSEMENT

Contracts that are owned individually, or jointly with another person, or as agent for an individual person, will receive an enhanced death benefit endorsement. For these Contracts, the death benefit will be the greater of (1) or (2) below:

1) The current value of your Contract, less any taxes owed. This amount is determined as of the day we receive all claim proofs and payment election forms at our USAllianz Service Center.

2) The guaranteed minimum death benefit (as explained below and in the enhanced death benefit endorsement to your Contract), as of the day we receive all claim proofs and payment election forms at our USAllianz Service Center.

A. During the first year of all such Contracts and if you are age 81 or older at the time of purchase, the following guaranteed minimum death benefit will apply:

    o payments you have made,

    o less any money you have taken out,

    o less any applicable charges paid on money taken out.

B. After the first Contract year, for Contracts issued before your 81st birthday, and until you reach age 81, the greater of (a) or (b) below will be your guaranteed minimum death benefit:

     a) Purchase Payments

       o payments you have made,

       o less any money you have taken out,

       o less any applicable charges paid on money taken out.

     b) Contract Value

       o highest value of the Contract on each Contract anniversary,

       o plus any payments made since that Contract anniversary,

       o less any money you have taken out since that anniversary,

       o less any applicable charges paid on money taken out since that anniversary.

C. After your 81st birthday, the following guaranteed minimum death benefit will apply: your guaranteed minimum death benefit on the Contract anniversary prior to your 81st birthday,

    o plus any payments you have made since then,

    o less any money you have taken out since then,

    o less any applicable charges paid on money taken out since then.

II. CONTRACTS THAT DO NOT RECEIVE AN ENHANCED DEATH BENEFIT ENDORSEMENT

For all Contracts that do not receive an enhanced death benefit endorsement, the death benefit will be:

o The current value of your Contract, less any taxes owed. We determine this amount as of the day we receive all claim proofs and payment election forms at our USAllianz Service Center.

III.     ADDITIONAL PROVISIONS

If you have a Joint Owner, the age of the older Contract Owner will be used to determine the guaranteed minimum death benefit. The guaranteed minimum death benefit will be reduced by any amounts withdrawn after the date of death. If the Contract is owned by a non-natural person, then all references to you mean the Annuitant. If you have a Joint Owner, and the Joint Owner dies, the surviving Owner will be the Beneficiary.

A Beneficiary may request that the death benefit be paid in one of the following ways: (1) payment of the entire death benefit within 5 years of the date of death; or (2) payment of the death benefit under an Annuity Option. The death benefit payable under an Annuity Option must be paid over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. Payment must begin within one year of the date of death.(3) If the Beneficiary is the spouse of the Contract Owner, he/she can choose to continue the Contract in his/her own name at the then current value, or if greater, the death benefit value. (4) If a lump sum payment is elected and all the necessary requirements, including any required tax consent from the state of New York (when required), are met, the payment will be made within 7 days. We may delay paying the death benefit until we receive the tax consent (when required).

If you (or any Joint Owner) die during the Payout Phase and you are not the Annuitant, any payments which are remaining under the Annuity Option selected will continue at least as rapidly as they were being paid at your death. If you die during the Payout Phase, the Beneficiary becomes the Contract Owner.

DEATH OF ANNUITANT

If the Annuitant, who is not a Contract Owner or Joint Owner, dies during the Accumulation Phase, you can name a new Annuitant. If you do not name a new Annuitant within 30 days of the death of the Annuitant, you will become the Annuitant. However, if the Contract Owner is a non-natural person (e.g., a corporation), then the death of the Annuitant will be treated as the death of the Contract Owner, and a new Annuitant may not be named.

If the Annuitant dies after Annuity Payments have begun, the remaining amounts payable, if any, will be as provided for in the Annuity Option selected. The remaining amounts payable will be paid to the Contract Owner at least as rapidly as they were being paid at the Annuitant's death.


10. OTHER INFORMATION
-------------------------------------------------------------------------------

PREFERRED LIFE

Preferred Life Insurance Company of New York (Preferred Life), 152 West 57th Street, 18th Floor, New York, NY 10019, was organized under the laws of the state of New York. Preferred Life offers annuities and group life, group accident and health insurance and variable annuity products. Preferred Life is licensed to do business in six states, including New York and the District of Columbia. Preferred Life is a wholly-owned subsidiary of Allianz Life Insurance Company of North America, which is a wholly-owned subsidiary of Allianz Versicherungs AG Holding.

THE SEPARATE ACCOUNT

Preferred Life established a separate account named Preferred Life Variable Account C (Separate Account), to hold the assets that underlie the Contracts, except assets you allocate to the Fixed Account. The Board of Directors of Preferred Life adopted a resolution to establish the Separate Account under New York insurance law on February 26, 1988. Preferred Life has registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into Variable Options (also known as sub-accounts). Each Variable Option invests in a Portfolio.

The assets of the Separate Account are held in Preferred Life's name on behalf of the Separate Account and legally belong to Preferred Life. However, those assets that underlie the Contracts, are not chargeable with liabilities arising out of any other business Preferred Life may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the Contracts and not against any other contracts Preferred Life may issue.

DISTRIBUTION

USAllianz Investor Services, LLC, 1750 Hennepin Avenue, Minneapolis, MN 55403, acts as the distributor of the Contracts. USAllianz Investor Services, LLC, is an affiliate of Preferred Life.

Commissions will be paid to broker-dealers who sell the Contracts. Broker-dealers will be paid commissions up to 7.0% of Purchase Payments. In addition, Preferred Life may pay certain sellers for other services not directly related to the sale of the Contracts (such as special marketing support allowances). The New York Insurance

Department permits compensation based on the assets in your Contract. Preferred Life may adopt a different compensation program based on the assets in your Contract in addition to, or in lieu of, the present compensation program. Commissions may be recovered from broker-dealers if a full or partial withdrawal occurs within 12 months of a Purchase Payment or there is a recission of the Contract within the Free-Look period.

ADMINISTRATION

Preferred Life has hired Delaware Valley Financial Services, Inc., 300 Berwyn Park, Berwyn, Pennsylvania, to perform administrative services regarding the Contracts. The administrative services include issuance of the Contracts and maintenance of Contract Owner's records.


To reduce expenses, only one copy of most financial reports and prospectuses, including reports and prospectuses for the Portfolios, will be mailed to your household, even if you or other persons in your household have more than one contract issued by Preferred Life. Call (800) 542-5427 if you need additional copies of financial reports, prospectuses, or annual and semi-annual reports, or if you would like to receive one copy for each contract in future mailings.


PREFERRED LIFE PRIVACY NOTICE

This notice describes the privacy policy and practices followed by Preferred Life and affiliated companies. Your privacy is a high priority for us. Our business is to provide our customers with high-quality insurance products and services. In order for us to be able to provide these insurance products and services, we need to collect certain information from you. We are committed to maintaining the privacy of this information in accordance with applicable law.

Categories of non-public information that we collect

o Information we receive from you on insurance and annuity applications, claim forms or other forms such as your name, address, date and location of birth, marital status, sex, social security number, medical information, beneficiary information, etc.

o Information about your transactions with us, our affiliates or others such as premium payment history, tax information, investment information, and accounting information; and

o Information we receive from consumer reporting agencies, such as your credit history.

Categories of non-public information that we disclose and parties to whom we disclose such information

o We may provide the non-public information that we collect to affiliated or nonaffiliated persons or entities involved in the underwriting, processing, servicing and marketing of your Preferred Life insurance and annuity products. We will not provide this information to a nonaffiliated third party unless we have a written agreement that requires the third party to protect the confidentiality of this information.

o We may have to provide the above described non-public information that we collect to authorized persons or entities to comply with a subpoena or summons by federal, state or local authorities and to respond to judicial process or regulatory authorities having jurisdiction over our company for examination, compliance or other purposes as required by law.

o We do not disclose any non-public personal information about our customers to anyone except as permitted or required by law.

Confidentiality and security of your non-public personal information

o We restrict access of non-public personal information about you to only those persons who need to know about that information to underwrite, process, service or market Preferred Life insurance products and services.

o We maintain physical, electronic, and procedural safeguards that comply with state and federal standards to guard your non-public personal information.

Information About Former Customers

Non-public information about our former customers is maintained by Preferred Life on a confidential and secure basis. If any such disclosure is made, it would be for reasons and under the conditions described in this notice. We do not disclose any non-public personal information about our former customers to anyone except as permitted or required by law.

Further Information

If you have any questions about our privacy policy, please write to us at Preferred Life Insurance Company of New York, 152 West 57th Street, 18th Floor, New York, NY 10019.



FINANCIAL STATEMENTS

The financial statements of Preferred Life and the Separate Account have been included in the Statement of Additional Information.

TABLE OF CONTENTS
OF THE STATEMENT OF
ADDITIONAL INFORMATION
-------------------------------------------------------------------------------

Insurance Company                                2

Experts                                          2

Legal Opinions                                   2

Distributor                                      2

Reduction or Elimination of the
Contingent Deferred Sales Charge                 2

Calculation of Performance Data                  2

Federal Tax Status                               7

Annuity Provisions                              13

Mortality and Expense Risk Guarantee            13

Financial Statements                            13


APPENDIX
-------------------------------------------------------------------------------


CONDENSED FINANCIAL INFORMATION

The consolidated financial statements of Preferred Life Insurance Company of New York and the financial statements of Preferred Life Variable Account C may be found in the Statement of Additional Information.

The table below includes Accumulation Unit values for the period indicated.

This information should be read in conjunction with the financial statements and related notes of the Separate Account included in the Statement of Additional Information.


(NUMBER OF UNITS IN THOUSANDS)


                                                                                               PERIOD FROM
                                                         YEAR OR PERIOD   YEAR OR PERIOD         INCEPTION
                                                                  ENDED            ENDED      (8/17/98) TO
VARIABLE OPTIONS:                                          DEC 31, 2000    DEC. 31, 1999     DEC. 31, 1998
---------------------------------------------------------------------------------------------------------------------------


AIM V.I. GROWTH
Unit value at beginning of period                               $11.083          $10.000                NA
Unit value at end of period                                      $8.682          $11.083                NA
Number of units outstanding at end of period                         33                0                NA

FRANKLIN AGGRESSIVE GROWTH SECURITIES
Unit value at beginning of period                               $10.000               NA                NA
Unit value at end of period                                      $7.514               NA                NA

Number of units outstanding at end of period                          3               NA                NA

FRANKLIN GLOBAL COMMUNICATIONS SECURITIES
Unit value at beginning of period                               $38.572          $28.082           $25.635
Unit value at end of period                                     $25.518          $38.572           $28.082
Number of units outstanding at end of period                         40               21                 2

FRANKLIN GLOBAL HEALTH CARE SECURITIES
Unit value at beginning of period                                $9.604          $10.604           $10.000
Unit value at end of period                                     $16.324           $9.604           $10.604
Number of units outstanding at end of period                         23               19                 8

FRANKLIN GROWTH AND INCOME SECURITIES
Unit value at beginning of period                               $25.891          $25.993           $24.354
Unit value at end of period                                     $30.099          $25.891           $25.993
Number of units outstanding at end of period                         75               74                17

FRANKLIN HIGH INCOME
Unit value at beginning of period                               $20.695          $21.020           $21.141
Unit value at end of period                                     $17.739          $20.695           $21.020
Number of units outstanding at end of period                         61               63                25

FRANKLIN INCOME SECURITIES
Unit value at beginning of period                               $24.084         $24.898            $24.864
Unit value at end of period                                     $28.421         $24.084            $24.898
Number of units outstanding at end of period                         44              56                 14

FRANKLIN LARGE CAP GROWTH SECURITIES
Unit value at beginning of period                               $20.152          $15.537           $13.110
Unit value at end of period                                     $20.997          $20.152           $15.537
Number of units outstanding at end of period                        135               73                17

FRANKLIN MONEY MARKET
Unit value at beginning of period                               $14.717          $14.260           $13.756
Unit value at end of period                                     $15.363          $14.717           $14.260
Number of units outstanding at end of period                         37              103                12

FRANKLIN NATURAL RESOURCES SECURITIES
Unit value at beginning of period                               $10.983           $8.430           $11.466
Unit value at end of period                                     $14.769          $10.983            $8.430
Number of units outstanding at end of period                         15               12                 7

FRANKLIN REAL ESTATE
Unit value at beginning of period                               $21.176          $22.901           $27.944
Unit value at end of period                                     $27.529          $21.176           $22.901
Number of units outstanding at end of period                          4                4                 1

FRANKLIN RISING DIVIDENDS SECURITIES
Unit value at beginning of period                               $18.712          $21.034           $19.968
Unit value at end of period                                     $22.317          $18.712           $21.034
Number of units outstanding at end of period                         86               73                17

FRANKLIN S&P 500 INDEX
Unit value at beginning of period                               $10.465         $10.000                 NA
Unit value at end of period                                      $9.438         $10.465                 NA
Number of units outstanding at end of period                         37               0                 NA

FRANKLIN SMALL CAP
Unit value at beginning of period                               $28.247          $14.558           $14.923
Unit value at end of period                                     $23.767          $28.247           $14.558
Number of units outstanding at end of period                         56               28                 9

FRANKLIN TECHNOLOGY SECURITIES
Unit value at beginning of period                               $10.000               NA                NA
Unit value at end of period                                      $7.505               NA                NA
Number of units outstanding at end of period                          7               NA                NA

FRANKLIN U.S. GOVERNMENT
Unit value at beginning of period                               $18.394          $18.847           $17.805
Unit value at end of period                                     $20.264          $18.394           $18.847
Number of units outstanding at end of period                         68              125                28

FRANKLIN VALUE SECURITIES
Unit value at beginning of period                                $7.724           $7.713           $10.000
Unit value at end of period                                      $9.530           $7.724           $ 7.713
Number of units outstanding at end of period                         51               54                22

FRANKLIN ZERO COUPON-2005
Unit value at beginning of period                               $22.983          $24.786           $22.357
Unit value at end of period                                     $25.489          $22.983           $24.786
Number of units outstanding at end of period                          4                4                 2

FRANKLIN ZERO COUPON-2010
Unit value at beginning of period                               $23.929         $27.674            $24.544
Unit value at end of period                                     $27.989         $23.929            $27.674
Number of units outstanding at end of period                          7               7                  3

MUTUAL DISCOVERY SECURITIES
Unit value at beginning of period                               $13.662          $11.205           $11.971
Unit value at end of period                                     $14.867          $13.662            11.205
Number of units outstanding at end of period                         44               38                17

MUTUAL SHARES SECURITIES
Unit value at beginning of period                               $13.199          $11.814           $11.981
Unit value at end of period                                     $14.776          $13.199           $11.814
Number of units outstanding at end of period                        170              144                38

SP JENNISON INTERNATIONAL GROWTH
Unit value at beginning of period                               $10.000              NA                 NA
Unit value at end of period                                      $8.485              NA                 NA
Number of units outstanding at end of period                          0              NA                 NA

SP STRATEGIC PARTNERS FOCUSED GROWTH
Unit value at beginning of period                               $10.000               NA                NA
Unit value at end of period                                      $7.949               NA                NA
Number of units outstanding at end of period                          0               NA                NA

TEMPLETON ASSET STRATEGY
Unit value at beginning of period                               $14.347          $13.543           $13.752
Unit value at end of period                                     $13.968          $14.347           $13.543
Number of units outstanding at end of period                          4                4                 1

TEMPLETON DEVELOPING MARKETS SECURITIES
Unit value at beginning of period                               $12.125           $7.958           $10.305
Unit value at end of period                                      $8.421          $12.125            $7.958
Number of units outstanding at end of period                         23               10                 5

TEMPLETON GLOBAL INCOME SECURITIES
Unit value at beginning of period                               $16.472          $17.746           $16.821
Unit value at end of period                                     $16.929          $16.472           $17.746
Number of units outstanding at end of period                          8                6                 2

TEMPLETON GROWTH SECURITIES
Unit value at beginning of period                               $19.364          $16.238           $15.124
Unit value at end of period                                     $19.410          $19.364           $16.238
Number of units outstanding at end of period                        107               91                10

TEMPLETON INTERNATIONAL SECURITIES
Unit value at beginning of period                               $22.858          $18.322           $17.617
Unit value at end of period                                     $21.413          $22.858           $18.322
Number of units outstanding at end of period                         30               16                 8

TEMPLETON INTERNATIONAL SMALLER COMPANIES
Unit value at beginning of period                               $11.403           $9.342           $10.809
Unit value at end of period                                     $11.119          $11.403            $9.342
Number of units outstanding at end of period                         11                3                 3

USALLIANZ VIP DIVERSIFIED ASSETS
Unit value at beginning of period                               $10.168          $10.000                NA
Unit value at end of period                                     $10.370          $10.168                NA
Number of units outstanding at end of period                          2                0                NA

USALLIANZ VIP FIXED INCOME
Unit value at beginning of period                                $9.749          $10.000                NA
Unit value at end of period                                     $10.731           $9.749                NA
Number of units outstanding at end of period                          2                0                NA

USALLIANZ VIP GROWTH
Unit value at beginning of period                               $10.731          $10.000                NA
Unit value at end of period                                      $9.486          $10.731                NA
Number of units outstanding at end of period                          2                0                NA

There are no Accumulation Units shown for the USAllianz Aggressive Growth Fund,
USAllianz American Growth Fund, USAllianz Captial Growth Fund, USAllianz
Comstock Fund, USAllianz Growth and Income Fund, USAllianz Strategic Growth
Fund, and the Van Kampen LIT Emerging Growth Portfolio because they commenced operations as of the date of this prospectus and therefore had no assets as of December 31, 2000.








                               PART A - VERSION B


                THE USALLIANZ ADVANTAGE VARIABLE ANNUITY CONTRACT


                                    issued by

                        PREFERRED LIFE VARIABLE ACCOUNT C

                                       and

                  PREFERRED LIFE INSURANCE COMPANY OF NEW YORK



This prospectus describes the Variable Annuity Contract with a Fixed Account offered by Preferred Life Insurance Company of New York (Preferred Life). All references to "we," "us" and "our" refer to Preferred Life.

The annuity offers the Variable Options, and a Fixed Account of Preferred Life. Each Variable Option invests in a Portfolio listed below. You can select up to 10 investment choices (which includes any of the Variable Options and the Fixed Account).


VARIABLE OPTIONS:

AIM VARIABLE INSURANCE FUNDS:
AIM V.I. Capital Appreciation Fund
AIM V.I. Growth Fund
AIM V.I. International Equity Fund
AIM V.I. Value Fund

THE ALGER AMERICAN FUND:
Alger American MidCap Growth Portfolio
Alger American Small Capitalization Portfolio

DAVIS VARIABLE ACCOUNT FUND, INC.:
Davis VA Financial Portfolio
Davis VA Real Estate Portfolio
Davis VA Value Portfolio

FRANKLIN TEMPLETON VARIABLE
INSURANCE PRODUCTS TRUST:
Franklin Aggressive Growth Securities Fund
Franklin Global Communications Securities Fund
Franklin Global Health Care Securities Fund
Franklin Growth and Income Securities Fund
Franklin High Income Fund
Franklin Income Securities Fund
Franklin Large Cap Growth Securities Fund
Franklin Natural Resources Securities Fund
Franklin Real Estate Fund
Franklin Rising Dividends Securities Fund
Franklin S&P 500 Index Fund
Franklin Small Cap Fund
Franklin Technology Securities Fund
Franklin U.S. Government Fund
Franklin Value Securities Fund
Mutual Discovery Securities Fund
Mutual Shares Securities Fund
Templeton Asset Strategy Fund
Templeton Developing Markets Securities Fund
Templeton Global Income Securities Fund
Templeton Growth Securities Fund
Templeton International Securities Fund
Templeton International Smaller Companies Fund

JP MORGAN SERIES TRUST II:
J.P. Morgan International Opportunities Portfolio
J.P. Morgan U.S. Disciplined Equity Portfolio

OPPENHEIMER VARIABLE ACCOUNT FUNDS:
Oppenheimer Global Securities Fund/VA
Oppenheimer High Income Fund/VA
Oppenheimer Main Street Growth & Income Fund/VA

PIMCO VARIABLE INSURANCE TRUST:
PIMCO VIT High Yield Bond Portfolio
PIMCO VIT StocksPLUS Growth and Income Portfolio
PIMCO VIT Total Return Bond Portfolio

THE PRUDENTIAL SERIES FUND, INC.:
SP Jennison International Growth Portfolio
SP Strategic Partners Focused Growth Portfolio

SELIGMAN PORTFOLIOS, INC.:
Seligman Global Technology Portfolio
Seligman Small-Cap Value Portfolio

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST:
USAllianz Aggressive Growth Fund1
USAllianz American Growth Fund2
USAllianz Capital Growth Fund1
USAllianz Comstock Fund3
USAllianz Growth and Income Fund3
USAllianz Strategic Growth Fund2
USAllianz VIP Diversified Assets Fund
USAllianz VIP Fixed Income Fund
USAllianz VIP Global Opportunities Fund
USAllianz VIP Growth Fund
USAllianz VIP Money Market Fund

VAN KAMPEN LIFE INVESTMENT TRUST:
Van Kampen LIT Emerging Growth Portfolio

1Fund is sub-advised by Van Kampen Investment Advisory Corp.
2Fund is sub-advised by Fred Alger Management, Inc.
3Fund is sub-advised by Van Kampen Asset Management Inc.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Please read this prospectus before investing and keep it for future reference. It contains important information about the Variable Annuity Contract with a Fixed Account.


To learn more about the annuity offered by this prospectus, you can obtain a copy of the Statement of Additional Information (SAI) dated May 1, 2001. The SAI has been filed with the Securities and Exchange Commission (SEC) and is incorporated by reference into this prospectus. The Table of Contents of the SAI is on page 29 of this prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference and other information about companies that file electronically with the SEC. For a free copy of the SAI, call us at (800) 542-5427 or write us at: 152 West 57th Street, 18th Floor, New York, New York 10019.


The Variable Annuity Contracts:

o   are not bank deposits

o   are not federally insured

o   are not endorsed by any bank or government agency

o   are not guaranteed and may be subject to loss of principal

This prospectus is not an offering of the securities in any state, country, or jurisdiction in which we are not authorized to sell the Contracts. You should rely only on the information contained in this prospectus or that we have referred you to. We have not authorized anyone to provide you with information that is different.

Dated: May 1, 2001.



TABLE OF CONTENTS


Index of Terms                                      4

Summary                                             5

Fee Table                                           6

1. The Variable Annuity Contract                   14


     Contract Owner                                14


     Joint Owner                                   14


     Annuitant                                     14


     Beneficiary                                   14


     Assignment                                    14


2. Annuity Payments

    (The Payout Phase)                             15

     Annuity Options                               15


3. Purchase                                        16


     Purchase Payments                             16


     Automatic Investment Plan                     16


     Allocation of Purchase Payments               16


     Free Look                                     16


     Accumulation Units                            16


4. Investment Options                              17


     Transfers                                     19


     Dollar Cost Averaging Program                 20


     Flexible Rebalancing                          20


     Voting Privileges                             20


     Substitution                                  20


5. Expenses                                        20


     Insurance Charges                             20


         Mortality and Expense Risk Charge         21


         Administrative Charge                     21


     Contract Maintenance Charge                   21


     Contingent Deferred Sales Charge              21


     Waiver of Contingent Deferred

           Sales Charge                            22

     Reduction or Elimination of the

           Contingent Deferred Sales Charge        22

     Transfer Fee                                  22

     Income Taxes                                  22

     Portfolio Expenses                            22

6. Taxes                                           22

     Annuity Contracts in General                  22

     Qualified and Non-Qualified Contracts         22

     Multiple Contracts                            23

     Withdrawals - Non-Qualified Contracts         23

     Withdrawals - Qualified Contracts             23

     Withdrawals - Tax-Sheltered Annuities         24


     Death Benefits                                24


     Diversification                               24

7. Access to Your Money                            24

     Systematic Withdrawal Program                 25

     Minimum Distribution Program                  25

     Suspension of Payments or Transfers           25

8. Performance                                     25

9. Death Benefit                                   26

     Upon Your Death                               26

     Death of Annuitant                            27

10. Other Information                              27

     Preferred Life                                27

     The Separate Account                          27

     Distribution                                  28

     Administration                                28


     Preferred Life Privacy Notice                 28


     Financial Statements                          29

Table of Contents of the Statement

     of Additional Information                     29

Appendix                                           30



INDEX OF TERMS
-------------------------------------------------------------------------------

This prospectus is written in plain English to make it as understandable for you as possible. However, there are some technical terms used which are capitalized in this prospectus. The page that is indicated below is where you will find the definition for the word or term.


                                              Page

Accumulation Phase                              14

Accumulation Unit                               17

Annuitant                                       14

Annuity Options                                 15

Annuity Payments                                15

Annuity Unit                                    17

Beneficiary                                     14

Contract                                        14

Contract Owner                                  14

Fixed Account                                   14

                                              Page

Income Date                                     15

Joint Owner                                     14

Non-Qualified                                   22

Payout Phase                                    14

Portfolios                                      17

Purchase Payment                                16

Qualified                                       22

Tax Deferral                                    14

Variable Option                                 14



SUMMARY
-------------------------------------------------------------------------------

The sections in this summary correspond to sections in this prospectus which discuss the topics in more detail.

THE VARIABLE ANNUITY CONTRACT:

The annuity contract offered by Preferred Life provides a means for investing on a tax-deferred basis in Variable Options and the Preferred Life Fixed Account for retirement savings or other long-term investment purposes. The Contract provides a guaranteed death benefit and annuity income options.

ANNUITY PAYMENTS:

If you want to receive regular income from your annuity, you can choose an Annuity Option. You can choose whether to have payments come from our general account, the available Variable Options or both. If you choose to have any part of your payments come from the Variable Options, the dollar amount of your payments may go up or down based on the performance of the Portfolios.

PURCHASE:

You can buy the Contract with $5,000 or more under most circumstances. You can add $250 or more any time you like during the Accumulation Phase.

INVESTMENT OPTIONS:

You can put your money in the Variable Options and/or you can invest in the Preferred Life Fixed Account. The investment returns on the Portfolios are not guaranteed. You can make or lose money. You can make transfers between investment choices.

EXPENSES:

The Contract has insurance features and investment features, and there are costs related to each.

Each year, Preferred Life deducts a $30 contract maintenance charge from your Contract. Preferred Life currently waives this charge if the value of your Contract is at least $50,000.

Preferred Life deducts a mortality and expense risk charge which is equal, on an annual basis, to 1.34% of the average daily value of the Contract invested in a Variable Option during the Accumulation Phase (1.25% during the Payout Phase). Preferred Life also deducts an administrative charge which is equal, on an annual basis, to 0.15% of the value of the Contract invested in a Variable Option.

If you take money out of the Contract, Preferred Life may assess a contingent deferred sales charge against each Purchase Payment withdrawn. The contingent deferred sales charge starts at 6% in the first year and declines to 0% after 7 years.

You can make 12 free transfers each year. After that, Preferred Life deducts $25, or 2% of the amount transferred, whichever is less, for each additional transfer.


There are also daily investment charges which range, on an annual basis, from 0.57% to 1.81% of the average daily value of the Portfolio, depending upon the Portfolio.


TAXES:

Your earnings are not taxed until you take them out. If you take money out during the Accumulation Phase, earnings come out first and are taxed as income. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal tax penalty.

ACCESS TO YOUR MONEY:

You can take money out of your Contract during the Accumulation Phase. Withdrawals during the Accumulation Phase may be subject to a contingent deferred sales charge. You may also have to pay income tax and a tax penalty on any money you take out.

DEATH BENEFIT:

If you die before moving to the Payout Phase, the Beneficiary will receive a death benefit.

FREE-LOOK:

You can cancel the Contract within 10 days after receiving it. Preferred Life will refund the value of your Contract on the day it receives your request to cancel the Contract. This may be more or less than your original payment. If you have purchased the Contract as an individual retirement annuity, Preferred Life will refund the Purchase Payment.

INQUIRIES:

If you have questions about your Contract or need more information, please contact us at:

         USAllianz Service Center
         300 Berwyn Park
         P.O. Box 3031
         Berwyn, PA 19312-0031
         1-800-624-0197


Fee Table
-------------------------------------------------------------------------------


The purpose of this Fee Table is to help you understand the costs of investing, directly or indirectly, in the Variable Options under the Contract. It reflects expenses of the Separate Account as well as the Portfolios.

CONTRACT OWNER TRANSACTION FEES

Contingent Deferred Sales Charge*
(as a percentage of purchase payments)


                                     YEARS SINCE

                                  PURCHASE PAYMENT       CHARGE

                                         0-1               6%

                                         1-2               6%

                                         2-3               6%

                                         3-4               5%

                                         4-5               4%

                                         5-6               3%

                                         6-7               2%

                                         7 +               0%



Transfer                                            Fee First 12 transfers in a
                                                    Contract year are currently
                                                    free. Thereafter, the fee is
                                                    $25. Dollar Cost Averaging
                                                    transfers and Flexible
                                                    Rebalancing transfers are
                                                    not currently counted.
CONTRACT MAINTENANCE CHARGE**                       $30 per Contract per year


SEPARATE ACCOUNT ANNUAL EXPENSES

(as a percentage of average daily account value)

Mortality and Expense Risk Charge***                 1.34%

Administrative Charge                                0.15%
                                                     -----

Total Separate Account Annual Expenses               1.49%



    *Each year after the first Contract year, you may make multiple partial withdrawals of up to a total of 15% of the value of your Contract and no contingent deferred sales charge will be assessed. See Section 7 -- "Access to Your Money" for additional options.

  **During the Accumulation Phase, the charge is waived if the value of your Contract is at least $50,000. If you own more than one Contract offered under this Prospectus (registered with the same social security number), we will determine the total value of all your Contracts. If the total value of all your Contracts is at least $50,000, the charge is waived. Currently, the charge is also waived during the Payout Phase if the value of your Contract at the Income Date is at least $50,000.

*** The Mortality and Expense Risk Charge is 1.25% during the Payout Phase.




FUND ANNUAL EXPENSES
(As a percentage of a Portfolio's average daily net assets for the most recent fiscal year.) See the accompanying Portfolio prospectuses for more information.*

                                                                                                          TOTAL FUND

                                                                                       OTHER EXPENSES      EXPENSES

                                                                                       (AFTER WAIVERS/  (AFTER WAIVERS/

                                                           MANAGEMENT         12B-1    REIMBURSEMENTS   REIMBURSEMENTS

VARIABLE OPTION                                               FEES            FEES        AS NOTED)        AS NOTED)
--------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Capital Appreciation Fund                            .61%             --            .21%              .82%

AIM V.I. Growth Fund                                          .61%             --            .22%              .83%

AIM V.I. International Equity Fund                            .73%             --            .29%             1.02%

AIM V.I. Value Fund                                           .61%             --            .23%              .84%

Alger American MidCap Growth Portfolio                        .80%             --            .04%              .84%

Alger American Small Capitalization Portfolio                 .85%             --            .05%              .90%

Davis VA Financial Portfolio1                                 .75%             --            .25%             1.00%

Davis VA Real Estate Portfolio1                               .75%             --            .25%             1.00%

Davis VA Value Portfolio1                                     .75%             --            .25%             1.00%

Franklin Aggressive Growth Securities Fund, Class 22/3/4      .45%            .25%           .45%             1.15%

Franklin Global Communications Securities Fund, Class 22/5    .48%            .25%           .04%              .77%

Franklin Global Health Care Securities Fund, Class 22/6       .57%            .25%           .21%             1.03%

Franklin Growth and Income Securities Fund, Class 22/5        .48%            .25%           .02%              .75%

Franklin High Income Fund, Class 22/5                         .55%            .25%           .02%              .82%

Franklin Income Securities Fund, Class 22/5                   .49%            .25%           .01%              .75%

Franklin Large Cap Growth Securities Fund, Class 22/5         .75%            .25%           .03%             1.03%

Franklin Natural Resources Securities Fund, Class 22/5        .63%            .25%           .04%              .92%

Franklin Real Estate Fund, Class 22/5                         .58%            .25%           .02%              .85%

Franklin Rising Dividends Securities Fund, Class 22/5         .75%            .25%           .03%             1.03%

Franklin S&P 500 Index Fund, Class 22/3/4                     .14%            .25%           .18%              .57%

Franklin Small Cap Fund, Class 22/3/6/7/8                     .49%            .25%           .28%             1.02%

Franklin Technology Securities Fund, Class 22/4               .51%            .25%           .48%             1.24%

Franklin U.S. Government Fund, Class 22/5                     .51%            .25%           .01%              .77%

Franklin Value Securities Fund, Class 22/6                    .58%            .25%           .26%             1.09%

J.P. Morgan International Opportunities Portfolio9            .60%             --           .60%              1.20%

J.P. Morgan U.S. Disciplined Equity Portfolio                 .35%             --            .50%              .85%

Mutual Discovery Securities Fund, Class 22                    .80%            .25%           .22%             1.27%

Mutual Shares Securities Fund, Class 22                       .60%            .25%           .20%             1.05%

Oppenheimer Global Securities Fund/VA                         .64%             --            .04%              .68%

Oppenheimer High Income Fund/VA                               .74%             --            .05%              .79%

Oppenheimer Main Street Growth & Income Fund/VA               .70%             --            .03%              .73%

PIMCO VIT High Yield Bond Portfolio, Admin. Class10           .25%             --            .50%              .75%

PIMCO VIT StocksPLUS Growth and Income Portfolio,

    Admin. Class10                                            .40%             --            .25%              .65%

PIMCO VIT Total Return Bond Portfolio, Admin. Class10         .25%             --            .40%              .65%

Seligman Global Technology Portfolio, Class 1                1.00%             --            .30%             1.30%

Seligman Small-Cap Value Portfolio, Class 111                1.00%             --            .45%             1.45%

SP Jennison International Growth Portfolio, Class 212         .85%            .25%           .54%             1.64%

SP Strategic Partners Focused Growth Portfolio, Class 212     .90%            .25%           .26%             1.41%

Templeton Asset Strategy Fund, Class 22                       .60%            .25%           .22%             1.07%

Templeton Developing Markets Securities Fund, Class 22       1.25%            .25%           .31%             1.81%

Templeton Global Income Securities Fund, Class 22/5           .63%            .25%           .09%              .97%

Templeton Growth Securities Fund, Class 22/5                  .81%            .25%           .06%             1.12%

Templeton International Securities Fund, Class 22             .67%            .25%           .20%             1.12%

Templeton International Smaller Companies Fund, Class 22      .85%            .25%           .26%             1.36%

USAllianz Aggressive Growth Fund13                            .80%            .25%           .50%             1.55%

USAllianz American Growth Fund13                              .75%            .25%           .50%             1.50%

USAllianz Capital Growth Fund13                               .75%            .25%           .50%             1.50%

USAllianz Comstock Fund13                                     .68%            .25%           .50%             1.43%

USAllianz Growth and Income Fund13                            .68%            .25%           .50%             1.43%

USAllianz Strategic Growth Fund13                             .85%            .25%           .50%             1.60%

USAllianz VIP Diversified Assets Fund14                       .55%            .25%           .20%             1.00%

USAllianz VIP Fixed Income Fund14                             .50%            .25%           .00%              .75%

USAllianz VIP Global Opportunities Fund14                     .95%            .25%           .31%             1.51%

USAllianz VIP Growth Fund14                                  .65%             .25%           .00%              .90%

USAllianz VIP Money Market Fund14                             .35%            .25%           .30%              .90%

Van Kampen LIT Emerging Growth Portfolio, Class 2             .69%            .25%           .06%             1.00%

* The fee and expense information regarding the Portfolios was provided by the Portfolios.  Some of the Portfolios may pay service fees,  which vary by Portfolio.  Except for  theUSAllianz  VIP Trust and the PIMCO  Portfolios,  neither the  Portfolios nor their
Advisers are affiliated with Preferred Life.

1.Without reimbursement,  other expenses and total operating expenses would have been 0.80% and 1.55%,  respectively for the Davis
VA Financial Portfolio,  2.40% and 3.15%,  respectively for the Davis VA Real Estate Portfolio, and 0.26% and 1.01%,  respectively for the Davis VA Value Portfolio.

2. For the Portfolios of Franklin  Templeton  Variable  Insurance Products Trust, Class 2 shares have a distribution plan which is referred to as a rule 12b-1 plan. See "Fund Account Policies" in the accompanying  Franklin  Templeton Variable Insurance Products
Trust prospectus for more information about the rule 12b-1 plan.

3. Operating expenses are estimates based on the annualized Class 1 expenses,  except for rule 12b-1 plan fees, which are based on current set rates.

4. For the Franklin Aggressive Growth Securities,  Franklin S&P 500 Index and Franklin  Technology  Securities Funds, the managers and  administrator  have agreed in advance to waive or limit their  respective  fees and to assume as their own  expenses  certain expenses  otherwise  payable by the Funds so that total  annual  Fund  operating  expenses do not exceed  1.25%,  0.80% and 1.30%, respectively,  of average net assets for the current fiscal year. After December 31, 2001, the managers and  administrator may end this  arrangement at any time. The managers also have agreed in advance to make  estimated  reductions of 0.05%,  0.01% and 0.04%, respectively,  in their fees to reflect reduced services  resulting from the Funds' investment in a Franklin Templeton money fund.
The managers are required by the Funds' Board of Trustees and an order of the Securities  and Exchange  Commission to reduce their fees if the Funds invest in a Franklin  Templeton money fund.  Without these reductions,  the total annual fund operating expenses are estimated to be 1.20%, 0.58% and 1.28% respectively.

5. The Fund administration fee is paid indirectly through the management fee.

6. For the Franklin  Global Health Care  Securities,  Franklin Small Cap and Franklin Value  Securities  Funds,  the managers have agreed in advance to make estimated reductions of 0.03%, 0.04% and 0.02%, respectively,  of their fees to reflect reduced services resulting from the Funds'  investment in a Franklin  Templeton  money fund.  These  reductions are required by the Funds' Board of
Trustees and an order of the  Securities  and Exchange  Commission.  Without  these  reductions,  the total annual fund  operating expenses are estimated to be 1.06%, 1.06% and 1.11%, respectively.

7. Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial  Highlights table  included in the Funds' Annual  Report to  Shareholders  for the fiscal year ended  December 31, 2000 because they have been restated due to a new management agreement effective May 1, 2000.

8. Operating expenses are annualized.

9. Without  reimbursement,  other expenses and total operating expenses would have been 1.13% and 1.73%,  respectively for the J.P
Morgan International Opportunities Portfolio.

10. "Other Expenses" reflect a 0.35%  administrative fee and a 0.15% service fee for the PIMCO High Yield Bond Portfolio,  a 0.10%
administrative  fee, a 0.15% service fee and 0.01% representing pro rata Trustees' fees for the PIMCO StocksPLUS Growth and Income
Portfolio,  and a 0.25%  administrative  fee, a 0.15% service fee, and 0.01%  representing  pro rata  Trustees' fees for the Total
Return Bond Portfolio. PIMCO has contractually agreed to reduce total annual portfolio operating expenses to the extent they would exceed, due to the payment of organizational expenses and Trustees' fees, 0.75%, 0.65% and 0.65%,  respectively,  of average daily net assets for the PIMCO High Yield, StocksPLUS Growth and Income and Total Return Bond Portfolios. Without such reductions, Total
Annual  Expenses  for the fiscal year ended  December  31, 2000 would have been 0.75%,  0.66% and 0.66%,  respectively.  Under the
Expense  Limitation  Agreement,  PIMCO may recoup these waivers and  reimbursements in future periods,  not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

11. J. & W. Seligman & Co.  Incorporated  ("Seligman")  voluntarily  agreed to reimburse all expenses of Seligman  Small-Cap Value
Portfolio,  other than management and 12b-1 fees for the year ended December 31, 2000. Without  reimbursement,  other expenses and total operating expenses would have been 0.45% and 1.45%, respectively, for Seligman Small-Cap Value Portfolio. Effective March 1,
2001,  Seligman  voluntarily  agreed to reimburse  expenses,  other than management and 12b-1 fees, that exceed 0.20%. There is no assurance that Seligman will continue this policy in the future.

12.  Because this is the first year of operation  for all "SP"  portfolios,  other  expenses are estimated  based on  management's projection  of  non-advisory  fee  expenses.  Each "SP"  portfolio  has  expense  reimbursements  in effect and the  charges  with reimbursement are reflected in the table. These estimated expense  reimbursements are voluntary and may be terminated at any time.
Without  reimbursement,  other and total operating  estimated  expenses would have been 0.45% and 1.70%,  respectively  for the SP
Jennison International Growth Portfolio and 0.85% and 2.15%, respectively for the SP Strategic Partners Focused Growth Portfolio.

13. The USAllianz  Aggressive  Growth Fund, the USAllianz  American Growth Fund, the USAllianz  Capital Growth Fund, the USAllianz
Comstock Fund, the USAllianz Growth and Income Fund, and the USAllianz  Strategic Growth Fund commenced  operations as of the date of this  prospectus.  The expenses shown above for these portfolios are therefore  estimated for the current fiscal year.  Certain expenses will be assumed by the Adviser and an annual expense limit has been designated by the Adviser for each fund which reduces the total expense amount listed in the table above.  The annual expense limit that has been designated for each fund is a follows:
USAllianz  Aggressive Growth Fund 1.25%,  USAllianz  American Growth Fund 1.10%,  USAllianz  Capital Growth Fund 1.20%,  USAllianz
Comstock Fund 1.20%, USAllianz Growth and Income Fund 1.10%, USAllianz Strategic Growth Fund 1.10%.

14.  Certain  expenses of the USAllianz  VIP Funds have been assumed by the Adviser.  Had those  expenses not been assumed,  total return would have been lower and total fund expenses would have been 1.79% for the  Diversified  Assets Fund,  1.76% for the Fixed
Income  Fund,  2.62% for the Global  Opportunities  Fund,  1.99% for the Growth Fund,  and 1.51% for the Money  Market  Fund.  The
USAllianz VIP Global  Opportunities  Fund and the USAllianz VIP Money Market Fund  commenced  operations on February 1, 2000.  The expenses shown for these portfolios are therefore estimated for the current fiscal year. There is no assurance that USAllianz will continue this policy in the future.



EXAMPLES-----------------------------------------------------------------------


The examples below should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

The $30 contract maintenance charge is included in the examples as a prorated charge of $1. Since the average Contract size is greater than $1,000, the contract maintenance charge is reduced accordingly.

Premium taxes are not reflected in the tables. Premium taxes may apply.

For additional information, see Section 5 -- "Expenses" and the accompanying fund prospectuses.

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on your money if you surrender your Contract at the end of each time period:



VARIABLE OPTION                                 1 YEAR          3 YEARS             5 YEARS          10 YEARS
---------------------------------------------------------------------------------------------------------------------------

AIM V.I. Capital Appreciation Fund                $84              $126             $163              $275

AIM V.I. Growth Fund                               85               126              163               276

AIM V.I. International Equity Fund                 86               132              173               295

AIM V.I. Value Fund                                85               127              164               277

Alger American MidCap Growth Portfolio             85               127              164               277

Alger American Small Capitalization Portfolio      85               129              167               283

Davis VA Financial Portfolio                       86               132              172               293

Davis VA Real Estate Portfolio                     86               132              172               293

Davis VA Value Portfolio                           86               132              172               293

Franklin Aggressive Growth Securities Fund*        88               136              179               307

Franklin Global Communications Securities Fund     84               125              160               270

Franklin Global Health Care Securities Fund        87               132              173               296

Franklin Growth and Income Securities Fund         84               124              159               267

Franklin High Income Fund                          84               126              163               275

Franklin Income Securities Fund                    84               124              159               267

Franklin Large Cap Growth Securities Fund          87               132              173               296

Franklin Natural Resources Securities Fund         85               129              168               285

Franklin Real Estate Fund                          85               127              164               278

Franklin Rising Dividends Securities Fund          87               132              173               296

Franklin S&P 500 Index Fund                        82               119              150               249

Franklin Small Cap Fund                            86               132              173               295

Franklin Technology Securities Fund*               89               139              183               316

Franklin U.S. Government Fund                      84               125              160               270

Franklin Value Securities Fund                     87               134              176               301

J.P. Morgan International Opportunities Portfolio  88               138              181               312

J.P. Morgan U.S. Disciplined Equity Portfolio      85               127              164               278

Mutual Discovery Securities Fund                   89               140              185               319

Mutual Shares Securities Fund                      87               133              174               298

Oppenheimer Global Securities Fund/VA              83               122              155               260

Oppenheimer High Income Fund/VA                    84               125              161               272

Oppenheimer Main Street Growth & Income

       Fund/VA                                     84               123              158               265

PIMCO VIT High Yield Bond Portfolio                84               124              159               267

PIMCO VIT StocksPLUS Growth and Income Portfolio   83               121              154               257

PIMCO VIT Total Return Bond Portfolio              83               121              154               257

Seligman Global Technology Portfolio               89               141              186               322

Seligman Small-Cap Value Portfolio                 88               138              181               312

SP Jennison International Growth Portfolio*       93                151              203               354

SP Strategic Partners Focused Growth Portfolio*    90               144              192               332

Templeton Asset Strategy Fund                      87               134              175               300

Templeton Developing Markets Securities Fund       94               156              211               369

Templeton Global Income Securities Fund            86               131              170               290

Templeton Growth Securities Fund                   87               135              178               304

Templeton International Securities Fund            87               135              178               304

Templeton International Smaller Companies Fund     90               142              189               328

USAllianz Aggressive Growth Fund*                  92              148               199               346

USAllianz American Growth Fund*                    91              146               196               341

USAllianz Capital Growth Fund*                     91              146               196               341

USAllianz Comstock Fund*                           90              144               193               334

USAllianz Growth and Income Fund*                  90              144               193               334

USAllianz Strategic Growth Fund*                   92              149               201               350

USAllianz VIP Diversified Assets Fund              86               132              172               293

USAllianz VIP Fixed Income Fund                    84               124              159               267

USAllianz VIP Global Opportunities Fund            91               147              197               342

USAllianz VIP Growth Fund                          85               129              167               283

USAllianz VIP Money Market Fund                    85               129              167               283

Van Kampen LIT Emerging Growth Portfolio*          86               132              172               293

*Estimated





You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on your money if your Contract is not surrendered:


VARIABLE OPTION                                  1 YEAR         3 YEARS             5 YEARS          10 YEARS
---------------------------------------------------------------------------------------------------------------------------

AIM V.I. Capital Appreciation Fund                $24               $75             $129              $275

AIM V.I. Growth Fund                               25                75              129               276

AIM V.I. International Equity Fund                 26                81              139               295

AIM V.I. Value Fund                                25                76              130               277

Alger American MidCap Growth Portfolio             25                76              130               277

Alger American Small Capitalization Portfolio      25                78              133               283

Davis VA Financial Portfolio                       26                81              138               293

Davis VA Real Estate Portfolio                     26                81              138               293

Davis VA Value Portfolio                           26                81              138               293

Franklin Aggressive Growth Securities Fund*        28                85              145               307

Franklin Global Communications Securities Fund     24                74              126               270

Franklin Global Health Care Securities Fund        27                81              139               296

Franklin Growth and Income Securities Fund         24                73              125               267

Franklin High Income Fund                          24                75              129               275

Franklin Income Securities Fund                    24                73              125               267

Franklin Large Cap Growth Securities Fund          27                81              139               296

Franklin Natural Resources Securities Fund         25                78              134               285

Franklin Real Estate Fund                          25                76              130               278

Franklin Rising Dividends Securities Fund          27                81              139               296

Franklin S&P 500 Index Fund                        22                68              116               249

Franklin Small Cap Fund                            26                81              139               295

Franklin Technology Securities Fund*               29                88              149               316

Franklin U.S. Government Fund                      24                74              126               270

Franklin Value Securities Fund                     27                83              142               301

J.P. Morgan International Opportunities Portfolio  28                87              147               312

J.P. Morgan U.S. Disciplined Equity Portfolio      25                76              130               278

Mutual Discovery Securities Fund                   29                89              151               319

Mutual Shares Securities Fund                      27                82              140               298

Oppenheimer Global Securities Fund/VA              23                71              121               260

Oppenheimer High Income Fund/VA                    24                74              127               272

Oppenheimer Main Street Growth & Income

     Fund/VA                                       24                72              124               265

PIMCO VIT High Yield Bond Portfolio                24                73              125               267

PIMCO VIT StocksPLUS Growth and Income Portfolio   23                70              120               257

PIMCO VIT Total Return Bond Portfolio              23                70              120               257

Seligman Global Technology Portfolio               29                90              152               322

Seligman Small-Cap Value Portfolio                 28                87              147               312

SP Jennison International Growth Portfolio*        33               100              169               354

SP Strategic Partners Focused Growth Portfolio*    30                93              158               332

Templeton Asset Strategy Fund                      27                83              141               300

Templeton Developing Markets Securities Fund       34               105              177               369

Templeton Global Income Securities Fund            26                80              136               290

Templeton Growth Securities Fund                   27                84              144               304

Templeton International Securities Fund            27                84              144               304

Templeton International Smaller Companies Fund     30                91              155               328

USAllianz Aggressive Growth Fund*                  32                97              165               346

USAllianz American Growth Fund*                    31                95              162               341

USAllianz Capital Growth Fund*                     31                95              162               341

USAllianz Comstock Fund*                           30                93              159               334

USAllianz Growth and Income Fund*                  30                93              159               334

USAllianz Strategic Growth Fund*                   32                98              167               350

USAllianz VIP Diversified Assets Fund              26                81              138               293

USAllianz VIP Fixed Income Fund                    24                73              125               267

USAllianz VIP Global Opportunities Fund            31                96              163               342

USAllianz VIP Growth Fund                          25                78              133               283

USAllianz VIP Money Market Fund                    25                78              133               283

Van Kampen LIT Emerging Growth Portfolio*          26                81              138               293

*Estimated



See the Appendix for Accumulation Unit Values - Condensed Financial Information.




1. THE VARIABLE ANNUITY CONTRACT
-------------------------------------------------------------------------------

This prospectus describes a variable deferred annuity contract with a Fixed Account offered by Preferred Life.

An annuity is a contract between you, the owner, and an insurance company (in this case Preferred Life), where the insurance company promises to pay you (or someone else you choose) an income, in the form of Annuity Payments, beginning on a designated date that is at least 13 months in the future. Until you decide to begin receiving Annuity Payments, your annuity is in the Accumulation Phase. Once you begin receiving Annuity Payments, your Contract switches to the Payout Phase.

The Contract benefits from Tax Deferral. Tax Deferral means that you are not taxed on earnings or appreciation on the assets in your Contract until you take money out of your Contract.

Your investment choices include Variable Options, and the Fixed Account of Preferred Life. The Contract is called a variable annuity because you can choose among the Variable Options and, depending upon market conditions, you can make or lose money in the Contract based on the investment performance of the Variable Options. The Variable Options are designed to offer a better return than the Fixed Account. However this is not guaranteed. The amount of money you are able to accumulate in your Contract during the Accumulation Phase depends in large part upon the investment performance of the Variable Option(s) you select. The amount of the Annuity Payments you receive during the Payout Phase of the Contract also depends in large part upon the investment performance of the Variable Options you select for the Payout Phase.

The Contract also contains a Fixed Account. The Fixed Account offers an interest rate that is guaranteed by Preferred Life for all deposits made within the twelve month period. Your initial interest rate is set on the date when your money is invested in the Fixed Account and remains effective for one year. Initial interest rates are declared monthly. Preferred Life guarantees that the interest credited to the Fixed Account will not be less than 3% per year. If you select the Fixed Account, your money will be placed with the other general assets of Preferred Life. Preferred Life may change the terms of the Fixed Account in the future. Please contact Preferred Life for the most current terms.

If you select the Fixed Account, the amount of money you are able to accumulate in your Contract during the Accumulation Phase depends upon the total interest credited to your Contract. We will not make any changes to your Contract without your permission except as may be required by law.

CONTRACT OWNER

You, as the Contract Owner, have all the rights under the Contract. The Contract Owner is as designated at the time the Contract is issued, unless changed. You may change Contract Owners at any time. This may be a taxable event. You should consult with your tax adviser before doing this.

JOINT OWNER

The Contract can be owned by Joint Owners. Upon the death of either Joint Owner, the surviving Joint Owner will be the designated Beneficiary. Any other Beneficiary designation at the time the Contract was issued or as may have been later changed will be treated as a contingent Beneficiary unless otherwise indicated.

ANNUITANT

The Annuitant is the natural person on whose life we base Annuity Payments. You name an Annuitant. You may change the Annuitant at any time before the Income Date unless the Contract is owned by a non-individual (for example, a corporation).

BENEFICIARY

The Beneficiary is the person(s) or entity you name to receive any death benefit. The Beneficiary is named at the time the Contract is issued unless changed at a later date. Unless an irrevocable Beneficiary has been named, you can change the Beneficiary or contingent Beneficiary.

ASSIGNMENT

You can transfer ownership of (assign) the Contract at any time during your lifetime. Preferred Life will not be bound by the assignment until it receives the written notice of the assignment. Preferred Life will not be liable for any payment or other action it takes in accordance with the Contract before it receives notice of theassignment. Any assignment made after the death benefit has become payable can only be done with our consent. AN ASSIGNMENT MAY BE A TAXABLE EVENT.

If the Contract is issued pursuant to a Qualified plan, there may be limitations on your ability to assign the Contract.


2. ANNUITY PAYMENTS (THE PAYOUT PHASE)
-------------------------------------------------------------------------------


You can receive regular monthly income payments under your Contract. You can choose the month and year in which those payments begin. We call that date the Income Date. Your Income Date must be the first day of a calendar month and must be at least 13 months after you buy the Contract. You can also choose among income plans. We call those Annuity Options.

We ask you to choose your Income Date when you purchase the Contract. You can change it at any time before the Income Date with 30 days notice to us. Annuity Payments must begin by the first day of the first calendar month following the Annuitant's 90th birthday. You (or someone you designate) will receive the Annuity Payments. You will receive tax reporting on those payments.

You may elect to receive your Annuity Payments as a variable payout, a fixed payout, or a combination of both. Under a fixed payout, all of the Annuity Payments will be the same dollar amount (equal installments). If you choose a variable payout, you can select from the available Variable Options. If you do not tell us otherwise, your Annuity Payments will be based on the investment allocations that were in place on the Income Date.

If you choose to have any portion of your Annuity Payments based on the investment performance of the Variable Option(s), the dollar amount of your payment will depend upon three things:

1)  the value of your Contract in the Variable Option(s) on the Income Date,

2) the 5% assumed investment rate used in the annuity table for the Contract, and

3)  the performance of the Variable Option(s) you selected.

If the actual performance exceeds the 5% assumed investment rate, your Annuity Payments will increase. Similarly, if the actual rate is less than 5%, your Annuity Payments will decrease.

ANNUITY OPTIONS

You can choose one of the following Annuity Options or any other Annuity Option you want and that Preferred Life agrees to provide. After Annuity Payments begin, you cannot change the Annuity Option. If you do not choose an Annuity Option prior to the Income Date, we will assume that you selected Option 2 which provides a life annuity with 5 years of guaranteed payments. Upon the death of the Contract Owner, if different than the Annuitant, the Beneficiary will receive the Annuity Payments.

OPTION 1. LIFE ANNUITY. Under this option, we will make monthly Annuity Payments so long as the Annuitant is alive. After the Annuitant dies, we stop making Annuity Payments.

OPTION 2. LIFE ANNUITY WITH 5, 10, 15 OR 20 YEAR PAYMENTS GUARANTEED. Under this option, we will make monthly Annuity Payments so long as the Annuitant is alive. However, if the Annuitant dies before the end of the selected guaranteed period, we will continue to make Annuity Payments to you or any person you choose for the rest of the guaranteed period. If you do not want to receive Annuity Payments after the Annuitant's death, you can ask us for a single lump sum.

OPTION 3. JOINT AND LAST SURVIVOR ANNUITY. Under this option, we will make monthly Annuity Payments during the joint lifetime of the Annuitant and the joint Annuitant. When the Annuitant dies, if the joint Annuitant is still alive, we will continue to make Annuity Payments so long as the joint Annuitant continues to live. The amount of the Annuity Payments we will make to you can be equal to 100%, 75% or 50% of the amount that was being paid when both Annuitants were alive. The monthly Annuity Payments will end when the last surviving Annuitant dies.

OPTION 4. JOINT AND LAST SURVIVOR ANNUITY WITH 5, 10, 15 OR 20 YEAR PAYMENTS GUARANTEED. Under this option, we will make monthly Annuity Payments during the joint lifetime of the Annuitant and the joint Annuitant. When the Annuitant dies, if the joint Annuitant is still alive, we will continue to make Annuity Payments, so long as the surviving Annuitant continues to live, at 100% of the amount that would have been paid if they were both alive. If, when the last death occurs, we have made Annuity Payments for less than the selected guaranteed period, we will continue to make Annuity Payments to you or any person you choose for rest of the guaranteed period. If you do not want to receive Annuity Payments after the last Annuitant's death, you can ask us for a single lump sum.

OPTION 5. REFUND LIFE ANNUITY. Under this option, we will make monthly Annuity Payments during the Annuitant's lifetime. If the value of the Annuity Payments made at the time of the Annuitant's death is less than the value applied to the Annuity Option, then you will receive a refund as set forth in the Contract.


3. PURCHASE
-------------------------------------------------------------------------------


PURCHASE PAYMENTS

A Purchase Payment is the money you invest in the Contract. The minimum payment Preferred Life will accept is $5,000 when the Contract is bought as a Non-Qualified Contract. If you enroll in the Automatic Investment Plan (which is described below), your Purchase Payment can be $2,000. If you are buying the Contract as part of an IRA (Individual Retirement Annuity), 401(k) or other qualified plan, the minimum amount we will accept is $2,000. The maximum we will accept without our prior approval is $1 million. You can make additional Purchase Payments of $250 (or as low as $100 if you have selected the Automatic Investment Plan) or more to either type of Contract. Preferred Life may, at its sole discretion, waive minimum payment requirements. At the time you buy the Contract, you and the Annuitant cannot be older than 85 years old.

This product is not designed for professional market timing organizations, other entities, or persons using programmed, large or frequent transfers.

AUTOMATIC INVESTMENT PLAN

The Automatic Investment Plan (AIP) is a program which allows you to make additional Purchase Payments to your Contract on a monthly or quarterly basis by electronic transfer of funds from your savings or checking account. You may participate in this program by completing the appropriate form. We must receive your form by the first of the month in order for the AIP to begin that same month. Investments will take place on the 20th of the month, or the next business day. The minimum investment that can be made by the AIP is $100. You may stop the AIP at any time you want. We need to be notified by the first of the month in order to stop or change the AIP that month. If the AIP is used for a Qualified Contract, you should consult your tax adviser for advice regarding maximum contributions.

ALLOCATION OF PURCHASE PAYMENTS

When you purchase a Contract, we will allocate your Purchase Payment to the Fixed Account and/or one or more of the Variable Options you have selected. We ask that you allocate your money in either whole percentages or round dollars. Transfers do not change the allocation instructions for payments. You can instruct us how to allocate additional Purchase Payments you make. If you do not instruct us, we will allocate them in the same way as your previous instructions to us. You may change the allocation of future payments without fee, penalty or other charge upon written notice or telephone instructions to the USAllianz Service Center.

A change will be effective for payments received on or after we receive your notice or instructions. Preferred Life reserves the right to limit the number of Variable Options that you may invest in at one time. Currently, you may invest in 10 investment options at any one time (which includes any of the Variable Options listed in Section 4 and the Preferred Life Fixed Account). We may change this in the future. However, we will always allow you to invest in at least five Variable Options.

Once we receive your Purchase Payment and the necessary information, we will issue your Contract and allocate your first Purchase Payment within 2 business days. If you do not give us all of the information we need, we will contact you or your registered to get it. If for some reason we are unable to complete this process within 5 business days, we will either send back your money or get your permission to keep it until we get all of the necessary information. If you make additional Purchase Payments, we will credit these amounts to your Contract within one business day. Our business day closes when the New York Stock Exchange closes, which is usually at 4:00 p.m. Eastern time.

FREE LOOK

If you change your mind about owning the Contract, you can cancel it within 10 days after receiving it. Return of the Contract by mail is effective on being postmarked, properly addressed and postage prepaid. When you cancel the Contract within this time period, Preferred Life will not assess a contingent deferred sales charge. You will receive back whatever your Contract is worth on the day we receive your request. If you have purchased the Contract as an IRA, we are required to give you back your Purchase Payment if you decide to cancel your Contract within 10 days after receiving it. If that is the case, we have the right to allocate your initial Purchase Payment to the USAllianz VIP Money Market Fund for 15 days after we receive it. At the end of that period, we will re-allocate your money as you selected. Currently, however, we will directly allocate your money to the Variable Options and/or the Fixed Account as you have selected.

ACCUMULATION UNITS

The value of the portion of your Contract allocated to the Variable Options will go up or down depending upon the investment performance of the Variable Option(s) you choose. The value of your Contract will also depend on the expenses of the Contract. In order to keep track of the value of your Contract, we use a measurement called an Accumulation Unit (which is like a share of a mutual fund). During the Payout Phase of the Contract we call it an Annuity Unit.

Every business day we determine the value of an Accumulation Unit for each Variable Option by multiplying the Accumulation Unit value for the previous period by a factor for the current period. The factor is determined by:

1. dividing the value of a Portfolio at the end of the current period by the value of a Portfolio for the previous period; and

2. multiplying it by one minus the daily amount of the insurance charges and any charges for taxes.

The value of an Accumulation Unit may go up or down from day to day.

When you make a Purchase Payment, we credit your Contract with Accumulation Units for any portion of your Purchase Payment allocated to a Variable Option. The number of Accumulation Units credited is determined by dividing the amount of the Purchase Payment allocated to a Variable Option by the value of the Accumulation Unit.

We calculate the value of an Accumulation Unit after the New York Stock Exchange closes each day and then credit your Contract.

EXAMPLE:

On Wednesday we receive an additional Purchase Payment of $3,000 from you. You have told us you want this to go to the Franklin Growth and Income Securities Fund. When the New York Stock Exchange closes on that Wednesday, we determine that the value of an Accumulation Unit based on an investment in the Franklin Growth and Income Securities Fund is $12.50. We then divide $3,000 by $12.50 and credit your Contract on Wednesday night with 240 Accumulation Units.


4. INVESTMENT OPTIONS
------------------------------------------------------------------------------

The Contract offers Variable Options. Each Variable Option invests in one of the Portfolios listed below. Each Variable Option has its own investment objective. The Contract also offers a Fixed Account of Preferred Life. Additional Variable Options may be available in the future.

You should read the fund prospectuses (which are attached to this prospectus) carefully before investing. The Funds invest in different types of securities, and following varying investment strategies. There are potential risks associated with each of these types of securities and investment strategies. For example, a Portfolio's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a Portfolio with a small asset base. A Portfolio may not experience similar performance as its assets grow. The operation of the Funds and the various risks associated with the Funds are described in the Fund prospectuses.

Franklin Templeton Variable Insurance Products Trust issues two classes of shares. Only Class 2 shares are available in connection with your Contract. Class 2 shares have Rule 12b-1 plan expenses.

The investment objectives and policies of certain Portfolios are similar to the investment objectives and policies of other mutual funds that certain of the investment advisers manage. Although the objectives and policies may be similar, the investment results of the Portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the Portfolios have the same investment advisers.

Investment advisers and sub-advisers for each Portfolio are listed in the table below. Certain advisers have retained one or more sub-advisers to help them manage the Portfolios.

The following is a list of the Portfolios available under the Contract and the investment advisers and sub-advisers for each Portfolio:



AVAILABLE PORTFOLIOS                                 INVESTMENT ADVISERS                           INVESTMENT SUB-ADVISERS
---------------------------------------------------------------------------------------------------------------------------

AIM VARIABLE INSURANCE FUNDS:
AIM V.I. Capital Appreciation Fund                A I M Advisors, Inc.
AIM V.I. Growth Fund                              A I M Advisors, Inc.
AIM V.I. International Equity Fund                A I M Advisors, Inc.
AIM V.I. Value Fund                               A I M Advisors, Inc.
THE ALGER AMERICAN FUND:
Alger American MidCap Growth Portfolio            Fred Alger Management, Inc.
Alger American Small Capitalization Portfolio     Fred Alger Management, Inc.
DAVIS VARIABLE ACCOUNT FUND, INC.:
Davis VA Financial Portfolio                      Davis Selected Advisers, LP
Davis VA Real Estate Portfolio                    Davis Selected Advisers, LP
Davis VA Value Portfolio                          Davis Selected Advisers, LP
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST:
Franklin Aggressive Growth Securities Fund        Franklin Advisers, Inc.
Franklin Global Communications Securities Fund    Franklin Advisers, Inc.
Franklin Global Health Care Securities Fund       Franklin Advisers, Inc.
Franklin Growth and Income Securities Fund        Franklin Advisers, Inc.
Franklin High Income Fund                         Franklin Advisers, Inc.
Franklin Income Securities Fund                   Franklin Advisers, Inc.
Franklin Large Cap Growth Securities Fund         Franklin Advisers, Inc.
Franklin Natural Resources Securities Fund        Franklin Advisers, Inc.
Franklin Real Estate Fund                         Franklin Advisers, Inc.
Franklin Rising Dividends Securities Fund         Franklin Advisory Services, LLC
Franklin S&P 500 Index Fund                       Franklin Advisers, Inc.
Franklin Small Cap Fund                           Franklin Advisers, Inc.
Franklin Technology Securities Fund               Franklin Advisers, Inc.
Franklin U.S. Government Fund                     Franklin Advisers, Inc.
Franklin Value Securities Fund                    Franklin Advisory Services, LLC
Mutual Discovery Securities Fund                  Franklin Mutual Advisers, LLC
  (capital appreciation)
Mutual Shares Securities Fund                     Franklin Mutual Advisers, LLC
  (capital appreciation with income as a secondary goal)
Templeton Asset Strategy Fund                     Templeton Investment Counsel LLC
Templeton Developing Markets Securities Fund      Templeton Asset Management Ltd.
Templeton Global Income Securities Fund           Franklin Advisers, Inc.
Templeton Growth Securities Fund                  Templeton Global Advisors Limited
Templeton International Securities Fund           Templeton Investment Counsel LLC
Templeton International Smaller Companies Fund    Templeton Investment Counsel LLC
JP MORGAN SERIES TRUST II:
J.P. Morgan International Opportunities Portfolio J.P. Morgan Investment Management Inc.
J.P. Morgan U.S. Disciplined Equity Portfolio     J.P. Morgan Investment Management Inc.
OPPENHEIMER VARIABLE ACCOUNT FUNDS:
Oppenheimer Global Securities Fund/VA             OppenheimerFunds, Inc.
Oppenheimer High Income Fund/VA                   OppenheimerFunds, Inc.
Oppenheimer Main Street Growth & Income Fund/VA    OppenheimerFunds, Inc.
PIMCO VARIABLE INSURANCE TRUST:
PIMCO VIT High Yield Bond Portfolio               Pacific Investment Management Company LLC
PIMCO VIT StocksPLUS Growth and Income Portfolio  Pacific Investment Management Company LLC
PIMCO VIT Total Return Bond Portfolio             Pacific Investment Management Company LLC
THE PRUDENTIAL SERIES FUND, INC.:
SP Jennison International Growth Portfolio        Prudential Investments Fund Management, LLC.  Jennison Associates LLC
SP Strategic Partners Focused Growth Portfolio    Prudential Investments Fund Management, LLC.  Jennison Associates LLC
SELIGMAN PORTFOLIOS, INC.
Seligman Global Technology Portfolio              J. & W. Seligman & Co. Incorporated
Seligman Small-Cap Value Portfolio                J. & W. Seligman & Co. Incorporated
USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAllianz Aggressive Growth Fund                  USAllianz Advisers, LLC                       Van Kampen Investment Advisory Corp.
USAllianz American Growth Fund                    USAllianz Advisers, LLC                       Fred Alger Management, Inc.
USAllianz Capital Growth Fund                     USAllianz Advisers, LLC                       Van Kampen Investment Advisory Corp.
USAllianz Comstock Fund                           USAllianz Advisers, LLC                       Van Kampen Asset Management Inc.
USAllianz Growth and Income                       USAllianz Advisers, LLC                       Van Kampen Asset Management Inc.
USAllianz Strategic Growth Fund                   USAllianz Advisers, LLC                       Fred Alger Management, Inc.
USAllianz VIP Diversified Assets Fund             Allianz of America, Inc.
USAllianz VIP Fixed Income Fund                   Allianz of America, Inc.
USAllianz VIP Global Opportunities Fund           Allianz of America, Inc.
USAllianz VIP Growth Fund                         Allianz of America, Inc.
USAllianz VIP Money Market Fund                   Allianz of America, Inc.
VAN KAMPEN LIFE INVESTMENT TRUST:
Van Kampen LIT Emerging Growth Portfolio          Van Kampen Asset Management Inc.


Shares of the Portfolios may be offered in connection with certain variable annuity contracts and variable life insurance policies of various insurance companies which may or may not be affiliated with Preferred Life. Certain Portfolios may also be sold directly to qualified plans. The investment advisers believe that offering their shares in this manner will not be disadvantageous to you.

Preferred Life may enter into certain arrangements under which it is reimbursed by the Portfolios' advisers, distributors and/or affiliates for the administrative services which it provides to the Portfolios.

TRANSFERS

You can transfer money among the Variable Options and/or the Fixed Account. Preferred Life currently allows you to make as many transfers as you want to each year. Preferred Life may change this practice in the future. However, this product is not designed for professional market timing organizations or other persons using programmed, large, or frequent transfers. Such activity may be disruptive to a Portfolio. We reserve the right to reject any specific Purchase Payment allocation or transfer request from any person, if in the Portfolio managers' judgment, a Portfolio would be unable to invest effectively in accordance with its investment objectives and policies, or would otherwise potentially be adversely affected.

Your Contract provides that you can make 12 transfers every year without charge. We measure a year from the anniversary of the day we issued your Contract. You can make a transfer to or from the Fixed Account and to or from any Variable Option. If you make more than 12 transfers in a year, there is a transfer fee deducted. The fee is $25 per transfer or, if less, 2% of the amount transferred. The following applies to any transfer:

1) The minimum amount which you can transfer is $1,000 or your entire value in the Variable Option or Fixed Account. This requirement is waived if the transfer is in connection with the Dollar Cost Averaging Program or Flexible Rebalancing (which are described below).

2) We may not allow you to make transfers during the free look period.

3) Your request for a transfer must clearly state which Variable Option(s) and/or the Fixed Account is involved in the transfer.

4) Your request for a transfer must clearly state how much the transfer is for.

5) You cannot make any transfers within 7 calendar days prior to the date your first Annuity Payment is due.

6) During the Payout Phase, you may not make a transfer from a fixed Annuity Option to a variable Annuity Option.

7) During the Payout Phase, you can make at least one transfer from a variable Annuity Option to a fixed Annuity Option.

Preferred Life has reserved the right to modify the transfer provisions subject to the guarantees described above.

You can make transfers by telephone by properly completing the telephone transfer forms provided by Preferred Life. We may allow you to authorize someone else to make transfers by telephone on your behalf. If you own the Contract with a Joint Owner, unless Preferred Life is instructed otherwise, Preferred Life will accept instructions from either one of you. Preferred Life will use reasonable procedures to confirm that instructions given us by telephone are genuine. If we do not use such procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. Preferred Life tape records all telephone instructions.

DOLLAR COST AVERAGING PROGRAM

The Dollar Cost Averaging Program allows you to systematically transfer a set amount of money each month or quarter from any one Variable Option or the Fixed Account to up to eight of the other Variable Options.

The Variable Option(s) you transfer from may not be the Variable Option(s) you transfer to in this program. By allocating amounts on a regularly scheduled basis, as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. You may only participate in this program during the Accumulation Phase.

You must participate in the program for at least six months (or two quarters) and must transfer at least $500 each time (or $1,500 each quarter). Your allocations can be in whole percentages or dollar amounts. You may elect this program by properly completing the Dollar Cost Averaging forms printed by Preferred Life.

All Dollar Cost Averaging transfers will be made on the 10th day of the month unless that day is not a business day. If it is not, then the transfer will be made the next business day.

Your participation in the program will end when any of the following occurs:

1) the number of desired transfers have been made;

2) you do not have enough money in the Variable Option(s) or the Fixed Account to make the transfer (if less money is available, that amount will be dollar cost averaged and the program will end);

3) you request to terminate the program (your request must be received by us by the first of the month to terminate that month); or

4) the Contract is terminated.

If you currently participate in the Dollar Cost Averaging Program, the transfers made under the program are not taken into account in determining any transfer fee. You may not participate in the Dollar Cost Averaging Program and Flexible Rebalancing at the same time.

FLEXIBLE REBALANCING

Once your money has been invested, the performance of the Variable Options may cause your chosen allocation to shift. Flexible Rebalancing is designed to help you maintain your specified allocation mix among the different Variable Options. You can direct us to readajust your Contract value on a quarterly, semi-annual or annual basis to return to your original Variable Option allocations. Flexible Rebalancing transfers will be made on the 20th day of the month unless that day is not a business day. If it is not, then the transfer will be made on the previous day.

If you participate in Flexible Rebalancing, the transfers made under the program are not currently taken into account in determining any transfer fee. The Fixed Account is not permitted to be part of Flexible Rebalancing.

VOTING PRIVILEGES

Preferred Life is the legal owner of the Portfolio shares. However, when a Portfolio solicits proxies in conjunction with a shareholder vote which affects your investment, Preferred Life will obtain from you and other affected Contract Owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that Preferred Life owns on its own behalf. Should Preferred Life determine that it is no longer required to comply with the above, we will vote the shares in our own right.

SUBSTITUTION


Preferred Life may substitute one of the Variable Options you have selected with another Variable Option. We would not do this without the prior approval of the Securities and Exchange Commission, to the extent legally required. We will give you notice of our intention to do this. We may also limit further investment in or transfers to a Variable Option if marketing or tax considerations or investment considerations warrant.


5. EXPENSES
------------------------------------------------------------------------------


There are charges and other expenses associated with the Contract that will reduce your investment return. These charges and expenses are:

INSURANCE CHARGES

Each day, Preferred Life makes a deduction for its insurance charges. Preferred Life does this as part of its calculation of the value of the Accumulation Units and the Annuity Units. The insurance charge has two parts:

1)  the mortality and expense risk charge, and

2)  the administrative charge.

MORTALITY AND EXPENSE RISK CHARGE. During the Accumulation Phase, this charge is equal, on an annual basis, to 1.34% of the average daily value of the Contract invested in a Variable Option. During the Payout Phase, the charge is equal, on an annual basis, to 1.25% of the average daily value of the Contract invested in a Variable Option. This charge compensates us for all the insurance benefits provided by your Contract (for example, our contractual obligation to make Annuity Payments, the death benefits, certain expenses related to the Contract, and for assuming the risk (expense risk) that the current charges will be insufficient in the future to cover the cost of administering the Contract). The amount of the mortality and expense risk charge is less during the Payout Phase because Preferred Life does not pay a death benefit separate from benefits under the Annuity Option if you die during the Payout Phase.

ADMINISTRATIVE CHARGE. This charge is equal, on an annual basis, to 0.15% of the average daily value of the Contract invested in a Variable Option. This charge, together with the contract maintenance charge (which is explained below), is for all the expenses associated with the administration of the Contract. Some of these expenses include: preparation of the Contract, confirmations, annual statements, maintenance of Contract records, personnel costs, legal and accounting fees, filing fees, and computer and systems costs.

CONTRACT MAINTENANCE CHARGE

On each Contract anniversary, Preferred Life deducts $30 from your Contract as a contract maintenance charge. The fee is assessed on the last day of each Contract year. This charge is for administrative expenses (see above). This charge can not be increased.

However, during the Accumulation Phase, if the value of your Contract is at least $50,000 when the deduction for the charge is to be made, Preferred Life will not deduct this charge. If you own more than one Contract offered under this prospectus, Preferred Life will determine the total value of all your Contracts. If the total value of all Contracts registered under the same social security number is at least $50,000, Preferred Life will not assess the contract maintenance charge. Currently, the charge is also waived during the Payout Phase if the value of your Contract at the Income Date is at least $50,000. If the Contract is owned by a non-natural person (e.g., a corporation), Preferred Life will look to the Annuitant to determine if it will assess the charge.

If you make a complete withdrawal from your Contract, the contract maintenance charge will also be deducted. During the Payout Phase, if the contract maintenance charge is deducted, the charge will be collected monthly out of each Annuity Payment.

CONTINGENT DEFERRED SALES CHARGE

Withdrawals may be subject to a contingent deferred sales charge. During the Accumulation Phase, you can make withdrawals from your Contract. Preferred Life keeps track of each Purchase Payment you make. The amount of the contingent deferred sales charge depends upon how long Preferred Life has had your payment. The charge is:


                                 CONTINGENT DEFERRED
                                    SALES CHARGE
          YEARS SINCE            (AS A PERCENTAGE OF
       PURCHASE PAYMENT          PURCHASE PAYMENTS)

              0-1                        6%
              1-2                        6%
              2-3                        6%
              3-4                        5%
              4-5                        4%
              5-6                        3%
              6-7                        2%
              7+                         0%

However, after Preferred Life has had a Purchase Payment for 7 full years, there is no charge when you withdraw that Purchase Payment. For purposes of the contingent deferred sales charge, Preferred Life treats withdrawals as coming from the oldest Purchase Payments first. Preferred Life does not assess the contingent deferred sales charge on any payments paid out as Annuity Payments or as death benefits.

NOTE: For tax purposes, withdrawals are considered to have come from the last money you put into the Contract. Thus, for tax purposes, earnings are considered to come out first.

FREE WITHDRAWAL AMOUNT -- Each year after the first Contract year, you can make multiple withdrawals of up to 15% of the value of your Contract and no contingent deferred sales charge will be deducted from the 15% you take out. Withdrawals in excess of that free amount will be subject to the contingent deferred sales charge. If you do not withdraw the full 15% in any one Contract year, you may not carry over the remaining percentage amount to another year.

You may also elect to participate in the Systematic Withdrawal Program or the Minimum Distribution Program which allow you to make withdrawals without the deduction of the contingent deferred sales charge under certain circumstances. You cannot use these programs and the 15% free withdrawal amount in the same Contract year. See Section 7 -- "Access to Your Money" for a description of the Systematic Withdrawal Program and the Minimum Distribution Program.

WAIVER OF CONTINGENT DEFERRED SALES CHARGE Under certain circumstances, after the first year, Preferred Life will permit you to take your money out of the Contract without deducting the contingent deferred sales charge if you or your Joint Owner become totally disabled for at least 90 consecutive days.

REDUCTION OR ELIMINATION OF THE CONTINGENT DEFERRED SALES CHARGE
Preferred Life will reduce or eliminate the amount of the contingent deferred sales charge when the Contract is sold under circumstances which reduce its sales expenses. Some examples are: if there is a large group of individuals that will be purchasing the Contract or a prospective purchaser already had a relationship with Preferred Life. Preferred Life may not deduct a contingent deferred sales charge under a Contract issued to an officer, director or employee of Preferred Life or any of its affiliates. Any circumstances resulting in reduction or elimination of the contingent deferred sales charge requires prior approval of Preferred Life.

TRANSFER FEE

You can make 12 free transfers every year. We measure a year from the day we issue your Contract. If you make more than 12 transfers a year, we will deduct a transfer fee of $25 (or 2% of the amount transferred, if less) for each additional transfer. The transfer fee will be deducted from the Variable Option or the Fixed Account from which the transfer is made. If the entire amount is transferred, the fee will be deducted from the amount transferred.

If the transfer is part of the Dollar Cost Averaging Program or Flexible Rebalancing, it will currently not count in determining the transfer fee.

INCOME TAXES

Preferred Life reserves the right to deduct from the Contract for any income taxes which it may incur because of the Contract. Currently, Preferred Life is not making any such deductions.

PORTFOLIO EXPENSES

There are deductions from the assets of the various Portfolios for operating expenses (including management fees) which are described in the Fee Table in this prospectus and the accompanying fund prospectuses.


6. TAXES
-------------------------------------------------------------------------------


NOTE: Preferred Life has prepared the following information on taxes as a general discussion of the subject. It is not intended as tax advice. You should consult your own tax adviser about your own circumstances. Preferred Life has included additional information regarding taxes in the Statement of Additional Information.

ANNUITY CONTRACTS IN GENERAL

Annuity contracts are a means of setting aside money for future needs -- usually retirement. Congress recognized how important saving for retirement was and provided special rules in the Internal Revenue Code (Code) for annuities.

Basically, these rules provide that you will not be taxed on any earnings on the money held in your annuity Contract until you take the money out. This is referred to as Tax Deferral. There are different rules regarding how you will be taxed depending upon how you take the money out and the type of Contract -- Qualified or Non-Qualified (see following sections).

When a Non-Qualified Contract is owned by a non-natural person (e.g., a corporation or certain other entities other than a trust holding the Contract as an agent for a natural person), the Contract will generally not be treated as an annuity for tax purposes. This means that the Contract may not receive the benefits of Tax Deferral. Income may be taxed as ordinary income every year.

QUALIFIED AND NON-QUALIFIED CONTRACTS

If you purchase the Contract under a Qualified plan, your Contract is referred to as a Qualified Contract. Examples of Qualified plans are: Individual Retirement Annuities (IRAs), Tax-Sheltered Annuities (sometimes referred to as 403(b) contracts), and pension and profit-sharing plans, which include 401(k) plans and H.R. 10 Plans. If you do not purchase the Contract under a Qualified plan, your Contract is referred to as a Non-Qualified Contract.

A Qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a Qualified plan that is tax deferred. However, the Contract has features and benefits other than tax deferral that may make it an appropriate investment for a Qualified plan. You should consult your tax adviser regarding these features and benefits prior to purchasing a Qualified Contract.

MULTIPLE CONTRACTS

The Code provides that multiple Non-Qualified annuity contracts which are issued within a calendar year period to the same Contract Owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences, including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a
Section 1035 exchange will be considered issued in the year of the exchange. You should consult a tax adviser prior to purchasing more than one Non-Qualified annuity contract in any calendar year period.

WITHDRAWALS -- NON-QUALIFIED CONTRACTS

You, as the Contract Owner, will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal or as Annuity Payments. When you make a withdrawal from your Contract, the Code treats such a withdrawal as first coming from earnings and then from your Purchase Payments. You will be taxed on the amount of the withdrawal that is earnings. In most cases, such withdrawn earnings are includible in income. For Annuity Payments, different rules apply. A portion of each Annuity Payment you receive will be treated as a partial return of your Purchase Payments and will not be taxed. The remaining portion of the Annuity Payment will be treated as ordinary income. How the Annuity Payment is divided between taxable and non-taxable portions depends upon the period over which the Annuity Payments are expected to be made. Annuity payments received after you have received all of your Purchase Payments are fully includible in income.

The Code also provides that any amount received under an annuity contract which is included in income may be subject to a tax penalty. The amount of the penalty is equal to 10% of the amount that is includible in income. Some withdrawals will be exempt from the penalty. They include any amounts:

1) paid on or after the taxpayer reaches age 59 1/2;

2) paid after you die;

3) paid if the taxpayer becomes totally disabled (as that term is defined in the Code);

4) paid in a series of substantially equal payments made annually (or more frequently) for the life or life expectancy of the taxpayer;

5) paid under an immediate annuity; or

6) which come from Purchase Payments made prior to August 14, 1982.

WITHDRAWALS -- QUALIFIED CONTRACTS


The Internal Revenue Service has issued new proposed regulations regarding required distributions from Qualified plans. These new rules are to be effective January 1, 2002. However, these new rules may be used in determining required distributions for 2001 by owners of IRAs and in some cases by owners of tax-sheltered annuity contracts and pension and profit sharing plan contracts. You should consult with your Qualified plan sponsor and tax advisor to determine if these new rules are available for your benefit.


If you make a withdrawal from your Qualified Contract, a portion of the withdrawal is treated as taxable income. This portion depends on the ratio of pre-tax Purchase Payments to the after-tax Purchase Payments in your Contract. If all of your Purchase Payments were made with pre-tax money then the full amount of any withdrawal is includible in taxable income. Special rules may apply to withdrawals from certain types of Qualified Contracts.

The Code also provides that any amount received under a Qualified Contract, which is included in income, may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includible in income.

Some withdrawals will be exempt from the penalty. They include any amounts:

1)  paid on or after you reach age 59 1/2;

2)  paid after you die;

3)  paid if you become totally disabled (as that term is defined in the Code);

4) paid to you after leaving your employment in a series of substantially equal periodic payments made annually (or more frequently) under a lifetime annuity;

5) paid to you after you have attained age 55 and you have left your employment;

6)  paid for certain allowable medical expenses (as defined in the Code);

7)  paid pursuant to a qualified domestic relations order;

8)  paid on account of an IRS levy upon the Qualified Contract;

9)  paid from an IRA for medical insurance (as defined in the Code);

10) paid from an IRA for qualified higher education expenses; or

11) paid from an IRA for up to $10,000 for qualified first-time homebuyer expenses (as defined in the Code).

The exceptions in 5) and 7) above do not apply to IRAs. The exception in 4) above applies to IRAs but without the requirement of leaving employment.

We have provided a more complete discussion in the Statement of Additional Information.

WITHDRAWALS -- TAX-SHELTERED ANNUITIES

The Code limits the withdrawal of amounts attributable to Purchase Payments made under a salary reduction agreement by Contract Owners from Tax-Sheltered Annuities. Withdrawals can only be made when a Contract Owner:

1) reaches age 59 1/2;

2) leaves his/her job;

3) dies;

4) becomes disabled (as that term is defined in the Code); or

5) in the case of hardship. However, in the case of hard ship, the Contract Owner can only withdraw the Purchase Payments and not any earnings.


DEATH BENEFITS

If an enhanced death benefit is selected for a qualified contract, such death benefits may be considered by the Internal Revenue Service as "incidental death benefits." The Code imposes limits on the amount of incidental death benefits allowable for qualified contracts, and if the death benefits selected by you are considered to exceed such limits, the provisions of such benefits could result in currently taxable income to the owners of the Qualified Contracts. Furthermore, the Code provides that the assets of an IRA may be not invested in life insurance, but may provide in the case of death during the Accumulation Phase for a death benefit payment equal to the greater of purchase payments or contract value. The Contract offers death benefits which may exceed the greater of Purchase Payments or Contract Value. If these death benefits are determined by the Internal Revenue Service as providing life insurance, the Contract may not qualify as an IRA (including ROTH IRAs). You should consult your tax adviser regarding these features and benefits prior to purchasing a Contract.


DIVERSIFICATION

The Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity contract. Preferred Life believes that the Portfolios are being managed so as to comply with the requirements.

Neither the Code nor the Internal Revenue Service Regulations issued to date provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, and not Preferred Life would be considered the owner of the shares of the Portfolios. If you are considered the owner of the shares, it will result in the loss of the favorable tax treatment for the Contract. It is unknown to what extent under federal tax law Contract Owners are permitted to select Portfolios, to make transfers among the Portfolios or the number and type of Portfolios Contract Owners may select from without being considered the owner of the shares. If any guidance is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the owner of the Contract, could be treated as the Owner of the Portfolios.

Due to the uncertainty in this area, Preferred Life reserves the right to modify the Contract in an attempt to maintain favorable tax treatment.


7. ACCESS TO YOUR MONEY
------------------------------------------------------------------------------


You can have access to the money in your Contract:

1)  by making a withdrawal (either a partial or a total withdrawal);

2)  by receiving Annuity Payments; or

3)  when a death benefit is paid to your Beneficiary.

Withdrawals can only be made during the Accumulation Phase.

When you make a complete withdrawal you will receive the value of the Contract on the day you made the withdrawal, less any applicable contingent deferred sales charge, less any premium tax and less any contract maintenance charge. (See Section 5 -- "Expenses" for a discussion of the charges.)

Any partial withdrawal must be for at least $500. Unless you instruct Preferred Life otherwise, a partial withdrawal will be made pro-rata from all the Variable Options and the Fixed Account you selected. Preferred Life requires that after you make a partial withdrawal the value of your Contract must be at least $2,000.

INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE.

There are limits to the amount you can withdraw from a Qualified plan referred to as a 403(b) plan. For a more complete explanation see Section 6 -- "Taxes" and the discussion in the SAI.

SYSTEMATIC WITHDRAWAL PROGRAM

If the value of your Contract is at least $25,000, Preferred Life offers a plan which provides automatic monthly or quarterly payments to you from your Contract each year. The total systematic withdrawals which you can make each year without Preferred Life deducting a contingent deferred sales charge is limited to 15% of the value of your Contract determined on the business day before we receive your request. You may withdraw any amount you want under this program if your payments are no longer subject to the contingent deferred sales charge. If you make withdrawals under this plan, you may not also use the 15% free withdrawal amount that year. For a discussion of the contingent deferred sales charge and the 15% free withdrawal amount, see Section 5 -- "Expenses." All systematic withdrawals will be made on the 9th day of the month unless that day is not a business day. If it is not, then the withdrawal will be made the previous business day.

INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO SYSTEMATIC WITHDRAWALS.

MINIMUM DISTRIBUTION PROGRAM

If you own a Contract that is an Individual Retirement Annuity (IRA), you may select the Minimum Distribution Program. Under this program, Preferred Life will make payments to you from your Contract that are designed to meet the applicable minimum distribution requirements imposed by the Code for IRAs. If the value of your Contract is at least $25,000, Preferred Life will make payments to you on a monthly or quarterly basis. The payments will not be subject to the contingent deferred sales charge and will be instead of the 15% free withdrawal amount.

SUSPENSION OF PAYMENTS OR TRANSFERS

Preferred Life may be required to suspend or postpone payments for withdrawals or transfers for any period when:

1) the New York Stock Exchange is closed (other than customary weekend and holiday closings);

2)  trading on the New York Stock Exchange is restricted;

3) an emergency exists as a result of which disposal of the Portfolio shares is not reasonably practicable or Preferred Life cannot reasonably value the Portfolio shares;

4) during any other period when the Securities and Exchange Commission, by order, so permits for the protection of Contract Owners.

Preferred Life has reserved the right to defer payment for a withdrawal or transfer from the Fixed Account for the period permitted by law but not for more than six months.


8. PERFORMANCE
-------------------------------------------------------------------------------


Preferred Life periodically advertises performance of the Variable Options. Preferred Life will calculate performance by determining the percentage change in the value of an Accumulation Unit by dividing the increase (decrease) for that unit by the value of the Accumulation Unit at the beginning of the period. This performance number reflects the deduction of the insurance charges and Portfolio expenses. It does not reflect the deduction of any applicable contingent deferred sales charge and contract maintenance charge. The deduction of any applicable contract maintenance charges and contingent deferred sales charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include average annual total return figures which reflect the deduction of the insurance charges, contract maintenance charges, contingent deferred sales charges and the expenses of the Portfolios. Preferred Life may also advertise cumulative total return information. Cumulative total return is determined the same way except that the results are not annualized. Performance information for the underlying Portfolios may also be advertised; see the fund prospectuses for more information.

Certain Portfolios have been in existence for some time and have investment performance history. In order to demonstrate how the actual investment experience of the Portfolios may affect your Accumulation Unit values, Preferred Life has prepared performance information. The performance is based on the historical performance of the Portfolios, modified to reflect the charges and expenses of your Contract as if the Contract had been in existence for the time periods shown. The inception dates of the Portfolios pre-date the inception dates of the corresponding Variable Options. For periods starting prior to the date the Variable Options invested in the Portfolio, the performance is based on the historical performance of the corresponding Portfolio.

For the Franklin Templeton Variable Insurance Products Trust, the performance is based on the Portfolio's Class 1 shares. Class 2 shares are relatively new and effective July 1, 1999 currently have Rule 12b-1 Plan expenses of .25% per year which will affect future performance. Prior to July 1, 1999 the Class 2 shares had 12b-1 plan expenses of .30% per year. The information is based upon the historical experience of the Portfolios' Class 1 shares and does not represent past performance or predict future performance.

Preferred Life may in the future also advertise yield information. If it does, it will provide you with information regarding how yield is calculated. More detailed information regarding how performance is calculated is found in the SAI.

Any performance advertised will be based on historical data and does not guarantee future results of the Variable Options.


9. DEATH BENEFIT
------------------------------------------------------------------------------


UPON YOUR DEATH

If you or your Joint Owner die during the Accumulation Phase, Preferred Life will pay a death benefit to your Beneficiary (see below). If you die during the Payout Phase, any benefit will be as provided for in the Annuity Option selected. The amount of the death benefit is:


I.  CONTRACTS THAT RECEIVE AN ENHANCED DEATH BENEFIT ENDORSEMENT

Contracts that are owned individually, or jointly with another person, or as agent for an individual person, will receive an enhanced death benefit endorsement. For these Contracts, the death benefit will be the greater of (1) or (2) below:

1) The current value of your Contract, less any taxes owed. This amount is determined as of the day we receive all claim proofs and payment election forms at our USAllianz Service Center.

2) The guaranteed minimum death benefit (as explained below and in the enhanced death benefit endorsement to your Contract), as of the day we receive all claim proofs and payment election forms at our USAllianz Service Center.

A. During the first year of all such Contracts and if you are age 81 or older at the time of purchase, the following guaranteed minimum death benefit will apply:

      o payments you have made,

      o less any money you have taken out,

      o less any applicable charges paid on money taken out.

      B. After the first Contract year, for Contracts issued before your 81st birthday, and until you reach age 81, the greater of (a) or (b) below will be your guaranteed minimum death benefit:

           a) Purchase Payments

             o payments you have made,

             o less any money you have taken out,

             o less any applicable charges paid on money taken out.

           b) Highest Anniversary Value

             Where an Anniversary Value is equal to:

             o value of the Contract on a Contract anniversary,

             o plus any payments made since that Contract anniversary,

             o less any money you have taken out since that anniversary,

             o less any applicable charges paid on money taken out since that anniversary,

      C. After your 81st birthday, the following guaranteed minimum death benefit will apply: your guaranteed minimum death benefit on the Contract anniversary prior to your 81st birthday,

         o plus any payments you have made since then,

         o less any money you have taken out since then,

         o less any applicable charges paid on money taken out since then.

II.      CONTRACTS THAT DO NOT RECEIVE AN ENHANCED DEATH BENEFIT ENDORSEMENT

For all Contracts that do not receive an enhanced death benefit endorsement, the death benefit will be:

    The current value of your Contract, less any taxes owed. We determine this amount as of the day we receive all claim proofs and payment election forms at our USAllianz Service Center.

III. ADDITIONAL PROVISIONS

If you have a Joint Owner, the age of the older Contract Owner will be used to determine the guaranteed minimum death benefit. The guaranteed minimum death benefit will be reduced by any amounts withdrawn after the date of death. If the Contract is owned by a non-natural person, then all references to you mean the Annuitant. If you have a Joint Owner, and the Joint Owner dies, the surviving Owner will be the Beneficiary.

A Beneficiary may request that the death benefit be paid in one of the following ways: 1) payment of the entire death benefit within 5 years of the date of death; or 2) payment of the death benefit under an Annuity Option. The death benefit payable under an Annuity Option must be paid over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. Payment must begin within one year of the date of death; 3) If the Beneficiary is the spouse of the Contract Owner, he/she can choose to continue the Contract in his/her own name at the then current value, or if greater, the death benefit value; 4) If a lump sum payment is elected and all the necessary requirements, including any required tax consent from the state of New York (when required), are met, the payment will be made within 7 days. We may delay paying the death benefit until we receive the tax consent (when required).

If you (or any Joint Owner) die during the Payout Phase and you are not the Annuitant, any payments which are remaining under the Annuity Option selected will continue at least as rapidly as they were being paid at your death. If you die during the Payout Phase, the Beneficiary becomes the Contract Owner.

DEATH OF ANNUITANT

If the Annuitant, who is not a Contract Owner or Joint Owner, dies during the Accumulation Phase, you can name a new Annuitant. If you do not name a new Annuitant within 30 days of the death of the Annuitant, you will become the Annuitant. However, if the Contract Owner is a non-natural person (e.g., a corporation), then the death of the Annuitant will be treated as the death of the Contract Owner, and a new Annuitant may not be named.

If the Annuitant dies after Annuity Payments have begun, the remaining amounts payable, if any, will be as provided for in the Annuity Option selected. The remaining amounts payable will be paid to the Contract Owner at least as rapidly as they were being paid at the Annuitant's death.


10. OTHER INFORMATION
-------------------------------------------------------------------------------


PREFERRED LIFE

Preferred Life Insurance Company of New York (Preferred Life), 152 West 57th Street, 18th Floor, New York, NY 10019, was organized under the laws of the state of New York. Preferred Life offers annuities and group life, group accident and health insurance and variable annuity products. Preferred Life is licensed to do business in six states, including New York and the District of Columbia. Preferred Life is a wholly-owned subsidiary of Allianz Life Insurance Company of North America, which is a wholly-owned subsidiary of Allianz Versicherungs AG Holding.

THE SEPARATE ACCOUNT

Preferred Life established a separate account named Preferred Life Variable Account C (Separate Account), to hold the assets that underlie the Contracts, except assets you allocate to the Fixed Account. The Board of Directors of Preferred Life adopted a resolution to establish the Separate Account under New York insurance law on February 26, 1988. Preferred Life has registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into Variable Options (also known as sub-accounts). Each Variable Option invests in a Portfolio.

The assets of the Separate Account are held in Preferred Life's name on behalf of the Separate Account and legally belong to Preferred Life. However, those assets that underlie the Contracts, are not chargeable with liabilities arising out of any other business Preferred Life may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the Contracts and not against any other contracts Preferred Life may issue.

DISTRIBUTION


USAllianz Investor Services, LLC, 1750 Hennepin Avenue, Minneapolis, MN 55403, acts as the distributor of the Contracts. USAllianz Investor Services, LLC, is an affiliate of Preferred Life.


Commissions will be paid to broker-dealers who sell the Contracts. Broker-dealers will be paid commissions up to 7.0% of Purchase Payments. In addition, Preferred Life may pay certain sellers for other services not directly related to the sale of the Contracts (such as special marketing support allowances). The New York Insurance Department permits compensation based on the assets in your Contract. Preferred Life may adopt a different compensation program based on the assets in your Contract in addition to, or in lieu of, the present compensation program. Commissions may be recovered from broker-dealers if there is a recision of the Contract within the Free-Look period.

ADMINISTRATION

Preferred Life has hired Delaware Valley Financial Services, Inc., 300 Berwyn Park, Berwyn, Pennsylvania, to perform administrative services regarding the Contracts. The administrative services include issuance of the Contracts and maintenance of Contract Owner's records.


To reduce expenses, only one copy of most financial reports and prospectuses, including reports and prospectuses for the Portfolios, will be mailed to your household, even if you or other persons in your household have more than one contract issued by Preferred Life. Call (800) 542-5427 if you need additional copies of financial reports, prospectuses, or annual and semi-annual reports, or if you would like to receive one copy for each contract in future mailings.


PREFERRED LIFE PRIVACY NOTICE

This notice describes the privacy policy and practices followed by Preferred Life and affiliated companies. Your privacy is a high priority for us. Our business is to provide our customers with high-quality insurance products and services. In order for us to be able to provide these insurance products and services, we need to collect certain information from you. We are committed to maintaining the privacy of this information in accordance with applicable law.

Categories of non-public information that we collect

o Information we receive from you on insurance and annuity applications, claim forms or other forms such as your name, address, date and location of birth, marital status, sex, social security number, medical information, beneficiary information, etc.

o Information about your transactions with us, our affiliates or others such as premium payment history, tax information, investment information, and accounting information; and

o Information we receive from consumer reporting agencies, such as your credit history.

Categories of non-public information that we disclose and parties to whom we disclose such information

o We may provide the non-public information that we collect to affiliated or nonaffiliated persons or entities involved in the underwriting, processing, servicing and marketing of your Preferred Life insurance and annuity products. We will not provide this information to a nonaffiliated third party unless we have a written agreement that requires the third party to protect the confidentiality of this information.

o We may have to provide the above described non-public information that we collect to authorized persons or entities to comply with a subpoena or summons by federal, state or local authorities and to respond to judicial process or regulatory authorities having jurisdiction over our company for examination, compliance or other purposes as required by law.

o We do not disclose any non-public personal information about our customers to anyone except as permitted or required by law.

Confidentiality and security of your non-public personal information

o We restrict access of non-public personal information about you to only those persons who need to know about that information to underwrite, process, service or market Preferred Life insurance products and services.

o We maintain physical, electronic, and procedural safeguards that comply with state and federal standards to guard your non-public personal information.

Information About Former Customers

Non-public information about our former customers is maintained by Preferred Life on a confidential and secure basis. If any such disclosure is made, it would be for reasons and under the conditions described in this notice. We do not disclose any non-public personal information about our former customers to anyone except as permitted or required by law.

Further Information

If you have any questions about our privacy policy, please write to us at Preferred Life Insurance Company of New York, 152 West 57th Street, 18th Floor, New York, NY 10019.


FINANCIAL STATEMENTS

The financial statements of Preferred Life and the Separate Account have been included in the Statement of Additional Information.



TABLE OF CONTENTS
OF THE STATEMENT OF
ADDITIONAL INFORMATION
-------------------------------------------------------------------------------



Insurance Company                                2

Experts                                          2

Legal Opinions                                   2

Distributor                                      2

Reduction or Elimination of the
Contingent Deferred Sales Charge                 2

Calculation of Performance Data                  2

Federal Tax Status                               7

Annuity Provisions                              13

Mortality and Expense Risk Guarantee            14

Financial Statements                            14




APPENDIX
-----------------------------------------------------------------------------


CONDENSED FINANCIAL INFORMATION

The consolidated financial statements of Preferred Life Insurance Company of New York and the financial statements of Preferred Life Variable Account C may be found in the Statement of Additional Information.

The table below includes Accumulation Unit values for the period indicated.

This information should be read in conjunction with the financial statements and related notes of the Separate Account included in the Statement of of Additional Information.


(NUMBER OF UNITS IN THOUSANDS)

                                                                                                     PERIOD FROM
                                                                YEAR OR PERIOD   YEAR OR PERIOD       INCEPTION
                                                                    ENDED             ENDED         (8/17/98) TO
VARIABLE OPTIONS:                                                DEC. 31, 2000    DEC. 31, 1999     DEC. 31, 1998
---------------------------------------------------------------------------------------------------------------------------
AIM V.I. GROWTH

Unit value at beginning of period                                   $11.083           $10.000               NA

Unit value at end of period                                          $8.682           $11.083               NA

Number of units outstanding at end of period                             NA                NA               NA

SPJENNISONINTERNATIONAL GROWTH

Unit value at beginning of period                                   $10.000                NA               NA

Unit value at end of period                                          $8.485                NA               NA

Number of units outstanding at end of period                             NA                NA               NA

SP JENNISON STRATEGIC PARTNERS FOCUSED GROWTH

Unit value at beginning of period                                   $10.000                NA               NA

Unit value at end of period                                          $7.949                NA               NA

Number of units outstanding at end of period                             NA                NA               NA

USALLIANZ VIP DIVERSIFIED ASSETS

Unit value at beginning of period                                   $10.168           $10.000               NA

Unit value at end of period                                         $10.370           $10.168               NA

Number of units outstanding at end of period                             NA                NA               NA

USALLIANZ VIP FIXED INCOME

Unit value at beginning of period                                    $9.749           $10.000               NA

Unit value at end of period                                         $10.731            $9.749               NA

Number of units outstanding at end of period                             NA                NA               NA

USALLIANZ VIP GROWTH

Unit value at beginning of period                                   $10.731           $10.000               NA

Unit value at end of period                                          $9.486           $10.731               NA

Number of units outstanding at end of period                             NA                NA               NA

* The SP Jennison International Growth and SP Jennison Strategic Partners
Focused Growth Sub-Accounts commenced operations with the Separate Account
December 15, 2000. Unit Value at inception was $10.00.



Preferred Life has only provided Accumulation Unit values for the above Sub-Accounts since the remaining Sub-Accounts being offered did not commence operations with the Separate Account until this Contract was first offered in January of 2001. Also, the table above does not reflect outstanding units under this contract since the contract was first offered in January of 2001.





                                    PART B


                               PART B - VERSION A

                       STATEMENT OF ADDITIONAL INFORMATION

                                  VALUEMARK IV
                           INDIVIDUAL FLEXIBLE PAYMENT
                           VARIABLE ANNUITY CONTRACTS

                                    issued by

                        PREFERRED LIFE VARIABLE ACCOUNT C

                                       and


                   PREFERRED LIFE INSURANCE COMPANY OF NEWYORK
                                   MAY 1, 2001



THIS IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS FOR THE INDIVIDUAL FLEXIBLE PAYMENT VARIABLE ANNUITY CONTRACTS WHICH ARE REFERRED TO HEREIN.

THE PROSPECTUS CONCISELY SETS FORTH INFORMATION THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS, CALL OR WRITE THE INSURANCE COMPANY AT: 152 West 57th Street, 18th Floor, New York, NY 10019,
(800) 542-5427.

THIS STATEMENT OF ADDITIONAL INFORMATION AND THE PROSPECTUS ARE DATED MAY 1, 2001, AND AS MAY BE AMENDED FROM TIME TO TIME.



TABLE OF CONTENTS

CONTENTS                                            PAGE

Insurance Company ...............................     2

Experts .........................................     2

Legal Opinions ..................................     2

Distributor .....................................     2

Reduction or Elimination of the
 Contingent Deferred Sales Charge ...............     2

Calculation of Performance Data .................     2

Federal Tax Status ..............................     7

Annuity Provisions ..............................    13

Mortality and Expense Risk Guarantee ............    13

Financial Statements ............................    13



















                                                                    PV4SAI05-01
INSURANCE COMPANY

Information regarding Preferred Life Insurance Company of New York ("Insurance Company") is contained in the Prospectus.

The Insurance Company is rated A++ (Superior, Group Rating) by A.M. BEST, an independent analyst of the insurance industry. The financial strength of an insurance company may be relevant in that it may be a reflection as to the ability of a company to make fixed annuity payments from its general account.


EXPERTS
------------------------------------------------------------------------------


The financial statements of Preferred Life Variable Account C and the financial statements of the Insurance Company as of and for the year ended December 31 2000, included in this Statement of Additional Information have been audited by KPMG LLP independent auditors, as indicated in their reports included in this Statement of Additional Information and are included herein in reliance upon such reports and upon the authority of said firm as experts in accounting and auditing.



LEGAL OPINIONS
-------------------------------------------------------------------------------


Stewart Gregg, Senior Counsel to Preferred Life Insurance Company of New York, has provided legal advice on certain matters in connection with the issuance of the Contracts.



DISTRIBUTOR
-------------------------------------------------------------------------------

USAllianz Investor Services, LLC, an affiliate of the Insurance Company, acts as the distributor. The offering is on a continuous basis.


REDUCTION OR ELIMINATION OF THE
CONTINGENT DEFERRED SALES CHARGE
-------------------------------------------------------------------------------

The amount of the contingent deferred sales charge on the Contracts may be reduced or eliminated when sales of the Contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. The entitlement to a reduction of the contingent deferred sales charge will be determined by the Insurance Company after examination of the following factors:
1) the size of the group; 2) the total amount of purchase payments expected to be received from the group; 3) the nature of the group for which the Contracts are purchased, and the persistency expected in that group; 4) the purpose for which the Contracts are purchased and whether that purpose makes it likely that expenses will be reduced; and 5) any other circumstances which the Insurance Company believes to be relevant to determining whether reduced sales or administrative expenses may be expected. None of the reductions in charges for sales is contractually guaranteed.

The contingent deferred sales charge may be eliminated when the Contracts are issued to an officer, director or employee of the Insurance Company or any of its affiliates. In no event will any reduction or elimination of the contingent deferred sales charge be permitted where the reduction or elimination will be unfairly discriminatory to any person.


CALCULATION OF PERFORMANCE DATA
-------------------------------------------------------------------------------


TOTAL RETURN

From time to time, the Insurance Company may advertise the performance data for the Variable Options in sales literature, advertisements, personalized hypothetical illustrations and Contract Owner communications. Such data will show the percentage change in the value of an Accumulation Unit based on the performance of a Portfolio over a stated period of time, usually a calendar year, which is determined by dividing the increase (or decrease) in value for that unit by the Accumulation Unit value at the beginning of the period.

Any such performance data will also include average annual total return figures for one, five and ten year (or since inception) time periods indicated. Such total return figures will reflect the deduction of a 1.34% mortality and expense risk charge, a .15% administrative charge, the operating expenses of the underlying Portfolio and any applicable contract maintenance charge and contingent deferred sales charges. The contingent deferred sales charge and contract maintenance charge deductions are calculated assuming a Contract is surrendered at the end of the reporting period.

The hypothetical value of a Contract purchased for the time periods described will be determined by using the actual Accumulation Unit values for an initial $1,000 purchase payment, and deducting any applicable contract maintenance charges and any applicable contingent deferred sales charge to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 purchase payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is:

                                P (1 + T)n = ERV

where:

P  = a hypothetical initial payment of $1,000;

T  = average annual total return;

n  = number of years;

ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the time periods used at the end of such time periods (or fractional portion thereof).

The Insurance Company may also advertise performance data which will be calculated in the same manner as described above but which will not reflect the deduction of the contingent deferred sales charge and the contract maintenance charge. The Insurance Company may also advertise cumulative and average total return information over different periods of time. The Insurance Company may also present performance information computed on a different basis.

Cumulative total return is calculated in a similar manner, except that the results are not annualized. Each calculation assumes that no sales load is deducted from the initial $1,000 payment at the time it is allocated to the Portfolios and assumes that the income earned by the investment in the Portfolio is reinvested.

Contract Owners should note that investment results will fluctuate over time, and any presentation of total return for any period should not be considered as a representation of what an investment may earn or what a Contract Owner's total return may be in any future period.


YIELD

The Franklin Money Market Fund. The Insurance Company may advertise yield information for the Franklin Money Market Fund. The Franklin Money Market Fund's current yield may vary each day, depending upon, among other things, the average maturity of the underlying Portfolio's investment securities and changes in interest rates, operating expenses, the deduction of the Mortality and Expense Risk Charge, the Administrative Charge and the Contract Maintenance Charge and, in certain instances, the value of the underlying Portfolio's investment securities. The fact that the Portfolio's current yield will fluctuate and that the principal is not guaranteed should be taken into consideration when using the Portfolio's current yield as a basis for comparison with savings accounts or other fixed-yield investments. The yield at any particular time is not indicative of what the yield may be at any other time.

The Franklin Money Market Fund's current yield is computed on a base period return of a hypothetical Contract having a beginning balance of one Accumulation Unit for a particular period of time (generally seven days). The return is determined by dividing the net change (exclusive of any capital changes) in such Accumulation Unit by its beginning value, and then multiplying it by 365/7 to get the annualized current yield. The calculation of net change reflects the value of additional shares purchased with the dividends paid by the Portfolio, and the deduction of the mortality and expense risk charge, the administrative charge and contract maintenance charge. The effective yield reflects the effects of compounding and represents an annualization of the current return with all dividends reinvested. (Effective yield = [(Base Period Return + 1)365/7] - 1.)


For the seven-day period ending on December 31, 2000, the Franklin Money Market Sub-Account had a current yield of 4.73% and an effective yield of 4.84%. The yield information assumes that the Sub-Account was invested in the Franklin Money Market Fund for the time period shown.


Other Variable Options. The Insurance Company may also quote yield in sales literature, advertisements, personalized hypothetical illustrations, and Contract Owner communications for the other Variable Options. Each Variable Option (other than the Franklin Money Market Fund) will publish standardized total return information with any quotation of current yield.

The yield computation is determined by dividing the net investment income per Accumulation Unit earned during the period (minus the deduction for the mortality and expense risk charge, administrative charge and the Contract maintenance charge) by the Accumulation Unit value on the last day of the period and annualizing the resulting figure, according to the following formula:

                                            Yield = 2 [(a-b) + 1)6 - 1]
                                                      ------
                                                        cd
where:

a = net investment income earned during the period by the Variable Option attributable to shares owned by the Portfolio;

b  = expenses accrued for the period (net of reimbursements);

c = the average daily number of Accumulation Units outstanding during the period;

d = the maximum offering price per Accumulation Unit on the last day of the period.

The above formula will be used in calculating quotations of yield, based on specified 30-day periods (or one month) identified in the sales literature, advertisement or communication. Yield calculations assume no sales load. The Insurance Company does not currently advertise any yield information for any Variable Option. (other than the Franklin Money Market Fund).


PERFORMANCE RANKING

Total return may be compared to relevant indices, including U. S. domestic and international indices and data from Lipper Analytical Services, Inc., Standard & Poor's Indices, or VARDS(R).


From time to time, evaluation of performance by independent sources may also be used.


PERFORMANCE INFORMATION

In order to show how investment performance of the Variable Options affects Accumulation Unit values, the following performance information was developed.


The charts below show Accumulation Unit performance which assumes that the Accumulation Units were invested in each of the Variable Options for the same periods. The performance figures in Table I represent performance figures for the Accumulation Units which reflect the deduction of the mortality and expense risk charge, administrative charge, and the operating expenses of the Variable Options. Table II represents performance figures for the Accumulation Units which reflect the mortality and expense risk charge, administrative charge, the contract maintenance charge, the operating expenses of the Variable Options and assumes that you make a withdrawal at the end of the period (therefore the contingent deferred sales charge is reflected). Past performance does not guarantee future results.


VALUEMARK IV

Table I:  Total Return for the periods ended December 31, 2000-Without Sales Charge

                                          Inception                                                    Since
Investment Options                           Date          1 YR%      3 YRS%     5 YRS%    10 YRS%   Inception
------------------                           ----          -----      ------     ------    -------   ---------

AIM VARIABLE INSURANCE FUNDS, INC.
   AIM V.I. Growth                        11/11/1999        -21.66%        N/A        N/A        N/A    -11.66%
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST -
           CLASS 1 SHARES
   Franklin Aggressive Growth Securities1   5/1/2000            N/A        N/A        N/A        N/A    -24.85%
   Franklin Global Communications          1/24/1989        -33.84%     -0.15%      5.59%      7.80%      8.16%
Securities1
   Franklin Global Health Care              5/1/1998         70.03%        N/A        N/A        N/A     20.14%
        Securities1/2
   Franklin Growth and Income Securities1  1/24/1989         16.25%      7.32%     11.84%     11.89%      9.67%
   Franklin High Income                    1/24/1989        -14.29%     -5.68%      0.68%      7.01%      4.92%
   Franklin Income Securities 1            1/24/1989         18.00%      4.56%      7.65%     11.21%      9.14%
   Franklin Large Cap Growth Securities1    5/1/1996          4.19%     17.00%        N/A        N/A     17.21%
   Franklin Money Market Fund              1/24/1989          4.84% ** Seven Day Effective Yield **
   Franklin Natural Resources              1/24/1989         34.47%      8.80%      1.04%      3.60%      3.32%
        Securities1/2
   Franklin Real Estate1/2                 1/24/1989         30.00%     -0.50%      8.92%     11.85%      8.85%
   Franklin Rising Dividends Securities1   1/27/1992         19.26%      3.78%     12.37%        N/A      9.40%
   Franklin S&P 500 Index 1               11/11/1999         -9.82%        N/A        N/A        N/A     -4.95%
   Franklin Small Cap1                     11/1/1995        -15.86%     16.78%     18.56%        N/A     18.23%
   Franklin Technology Securities1          5/1/2000            N/A        N/A        N/A        N/A    -24.95%
   Franklin U.S. Government                3/14/1989         10.17%      4.41%      4.58%      6.13%      6.16%
   Franklin Value Securities1               5/1/1998         23.38%        N/A        N/A        N/A     -1.78%
   Franklin Zero Coupon Fund - 2005        3/14/1989         10.90%      4.47%      4.16%      8.26%      8.25%
   Franklin Zero Coupon Fund - 2010        3/14/1989         16.97%      4.48%      4.66%      9.43%      9.11%
   Mutual Discovery Securities1            11/8/1996          8.82%      7.49%        N/A        N/A     10.03%
   Mutual Shares Securities1               11/8/1996         11.94%      7.24%        N/A        N/A      9.87%
   Templeton Asset Strategy1/3              5/1/1995         -2.64%      0.52%      5.70%        N/A      6.07%
   Templeton Developing Markets            3/15/1994        -30.54%     -6.51%     -2.52%        N/A     -2.49%
        Securities1/3
   Templeton Global Income Securities      1/24/1989          2.78%      0.21%      1.88%      3.78%      4.51%
   Templeton Growth Securities1            3/15/1994          0.24%      8.67%     11.39%        N/A     10.24%
   Templeton International Securities1/3   1/27/1992         -6.32%      6.72%     10.13%        N/A      8.90%
   Templeton International Smaller          5/1/1996         -2.49%      0.95%        N/A        N/A      2.30%
         Companies1

THE PRUDENTIAL SERIES FUND, INC.:
SP Jennison International Growth          12/15/1999            N/A        N/A        N/A        N/A     -0.41%
        Portfolio, Class 2
SP Strategic Partners Focused Growth      12/15/1999            N/A        N/A        N/A        N/A     -5.14%
        Portfolio, Class 2
USALLIANZ VARIABLE INSURANCE PRODUCTS
TRUST
   USAllianz VIP Diversified Assets       11/11/1999          1.98%        N/A        N/A        N/A      3.24%
   USAllianz VIP Fixed Income             11/11/1999         10.06%        N/A        N/A        N/A      6.38%
   USAllianz VIP Growth                   11/11/1999        -11.60%        N/A        N/A        N/A     -4.52%


1. Ongoing stock market volatility can dramatically  change the funds' short-term  performance;  current results may differ.

2. These returns reflect periods of rapidly rising stock markets and such gains may not continue.

3. PERFORMANCE PRIOR TO THE 5/1/00 MERGER REFLECTS THE HISTORICAL PERFORMANCE OF THE TEMPLETON ASSET ALLOCATION, DEVELOPING MARKETS, AND INTERNATIONAL FUNDS, RESPECTIVELY.


There are no accumulation units shown for the USAllianz Aggressive Growth Fund, USAllianz American Growth Fund, USAllianz Captial Growth Fund, USAllianz Comstock Fund, USAllianz Growth and Income Fund, USAllianz Strategic Growth Fund, and the Van Kampen LIT Emerging Growth Portfolio because they were first offered under the Contract as of the date of this prospectus.


Table II:  Total Return for the periods ended December 31, 2000 - With Sales Charge


                                              Inception                                                  Since
Investment Options                              Date          1 YR%     3 YRS%     5 YRS%    10 YRS%   Inception
------------------                              ----          -----     ------     ------    -------   ---------

AIM VARIABLE INSURANCE FUNDS, INC.
   AIM V.I. Growth                        11/11/1999        -27.76%        N/A        N/A        N/A     -16.40%
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST -
           CLASS 1 SHARES
   Franklin Aggressive Growth Securities1   5/1/2000            N/A        N/A        N/A        N/A     -30.95%
   Franklin Global Communications          1/24/1989        -39.94%     -1.98%      4.96%      7.74%       8.10%
Securities1
   Franklin Global Health Care              5/1/1998         63.93%        N/A        N/A        N/A      18.60%
Securities1/2
   Franklin Growth and Income Securities1  1/24/1989         10.15%      5.72%     11.32%     11.83%       9.59%
   Franklin High Income                    1/24/1989        -20.39%     -7.74%     -0.08%      6.95%       4.84%
   Franklin Income Securities1             1/24/1989         11.90%      2.87%      7.05%     11.15%       9.08%
   Franklin Large Cap Growth Securities1    5/1/1996         -1.91%     15.66%        N/A        N/A      16.72%
   Franklin Money Market Fund              1/24/1989           4.84%      ** Seven Day Effective
                                                                                        Yield **
   Franklin Natural Resources              1/24/1989         28.37%      7.23%      0.26%      3.51%       3.23%
Securities1/2
   Franklin Real Estate1/2                 1/24/1989         23.90%     -2.37%      8.35%     11.79%       8.78%
   Franklin Rising Dividends Securities1   1/27/1992         13.16%      2.07%     11.87%        N/A       9.32%
   Franklin S&P 500 Index1                11/11/1999        -15.92%        N/A        N/A        N/A      -9.65%
   Franklin Small Cap1                     11/1/1995        -21.96%     15.43%     18.14%        N/A      17.90%
   Franklin Technology Securities1          5/1/2000            N/A        N/A        N/A        N/A     -31.05%
   Franklin U.S. Government                3/14/1989          4.07%      2.72%      3.91%      6.05%       6.09%
   Franklin Value Securities1               5/1/1998         17.28%        N/A        N/A        N/A      -3.92%
   Franklin Zero Coupon Fund - 2005        3/14/1989          4.80%      2.79%      3.48%      8.19%       8.18%
   Franklin Zero Coupon Fund - 2010        3/14/1989         10.87%      2.79%      3.99%      9.36%       9.04%
   Mutual Discovery Securities1            11/8/1996          2.72%      5.90%        N/A        N/A       9.31%
   Mutual Shares Securities1               11/8/1996          5.84%      5.64%        N/A        N/A       9.15%
   Templeton Asset Strategy1/3              5/1/1995         -8.74%     -1.29%      5.07%        N/A       5.64%
   Templeton Developing Markets            3/15/1994        -36.64%     -8.60%     -3.38%        N/A      -2.89%
Securities1/3
   Templeton Global Income Securities      1/24/1989         -3.32%     -1.61%      1.14%      3.70%       4.43%
   Templeton Growth Securities1            3/15/1994         -5.86%      7.12%     10.86%        N/A      10.02%
   Templeton International Securities1/3   1/27/1992        -12.42%      5.11%      9.59%        N/A       8.82%
   Templeton International Smaller          5/1/1996         -8.59%     -0.86%        N/A        N/A       1.52%
      Companies1

THE PRUDENTIAL SERIES FUND, INC.:
SP Jennison International Growth          12/15/1999            N/A        N/A        N/A        N/A     -6.51%
Portfolio,
        Class 2
   SP Strategic Partners Focused Growth   12/15/1999            N/A        N/A        N/A        N/A    -11.24%
        Portfolio, Class 2
USALLIANZ VARIABLE INSURANCE PRODUCTS
TRUST
   USAllianz VIP Diversified Assets       11/11/1999         -4.12%        N/A        N/A        N/A      -1.41%
   USAllianz VIP Fixed Income             11/11/1999          3.96%        N/A        N/A        N/A       1.75%
   USAllianz VIP Growth                   11/11/1999        -17.70%        N/A        N/A        N/A      -9.22%


1. Ongoing stock market volatility can dramatically  change the funds' short-term  performance;  current results may differ.

2. These returns reflect periods of rapidly rising stock markets and such gains may not continue.

3. PERFORMANCE PRIOR TO THE 5/1/00 MERGER REFLECTS THE HISTORICAL PERFORMANCE OF THE TEMPLETON ASSET ALLOCATION, DEVELOPING MARKETS, AND INTERNATIONAL FUNDS, RESPECTIVELY.

There are no accumulation units shown for the USAllianz Aggressive Growth Fund, USAllianz American Growth Fund, USAllianz Captial Growth Fund, USAllianz Comstock Fund, USAllianz Growth and Income Fund, USAllianz Strategic Growth Fund, and the Van Kampen LIT Emerging Growth Portfolio because they were first offered under the Contract as of the date of this prospectus.





FEDERAL TAX STATUS
-------------------------------------------------------------------------------

Note: The following description is based upon the Insurance Company's understanding of current federal income tax law applicable to annuities in general. The Insurance Company cannot predict the probability that any changes in such laws will be made. Purchasers are cautioned to seek competent tax advice regarding the possibility of such changes. The Insurance Company does not guarantee the tax status of the Contracts. Purchasers bear the complete risk that the Contracts may not be treated as "annuity contracts" under federal income tax laws. It should be further understood that the following discussion is not exhaustive and that special rules not described herein may be applicable in certain situations. Moreover, no attempt has been made to consider any applicable state or other tax laws.


GENERAL

Section 72 of the Internal Revenue Code of 1986, as amended (the "Code") governs taxation of annuities in general. A Contract Owner is not taxed on increases in the value of a Contract until distribution occurs, either in the form of a lump sum payment or as annuity payments under the Annuity Option elected. For a lump sum payment received as a total surrender (total redemption) or death benefit, the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract. For Non-Qualified Contracts, this cost basis is generally the purchase payments, while for Qualified Contracts there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates.

For annuity payments, a portion of each payment in excess of an exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (adjusted for any period certain or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludible amounts equal the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income rates. For certain types of Qualified Plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Contract Owners, annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

The Insurance Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Insurance Company, and its operations form a part of the Insurance Company.


DIVERSIFICATION

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the Contract as an annuity contract would result in imposition of federal income tax to the Contract Owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract. The Code contains a safe harbor provision which provides that annuity contracts such as the Contracts meet the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five percent (55%) of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

On March 2, 1989, the Treasury Department issued regulations (Treas. Reg. 1.817-5) which established diversification requirements for the investment portfolios underlying variable contracts such as the Contracts. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations, an investment portfolio will be deemed adequately diversified if: (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments.

The Code provides that for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

The Insurance Company intends that all Portfolios underlying the Contracts will be managed by the investment advisers in such a manner as to comply with these diversification requirements.

The Treasury Department has indicated that the diversification Regulations do not provide guidance regarding the circumstances in which Contract Owner control of the investments of the Separate Account will cause the Contract Owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment for the Contract. At this time it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.

The amount of Contract Owner control which may be exercised under the Contract is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the policy owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the Contract Owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the Contract Owner to be considered as the owner of the assets of the Separate Account resulting in the imposition of federal income tax to the Contract Owner with respect to earnings allocable to the Contract prior to receipt of payments under the Contract.

In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the Contract Owner being retroactively determined to be the owner of the assets of the Separate Account.

Due to the uncertainty in this area, the Insurance Company reserves the right to modify the Contract in an attempt to maintain favorable tax treatment.


MULTIPLE CONTRACTS

The Code provides that multiple non-qualified annuity contracts which are issued within a calendar year period to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences, including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a
Section 1035 exchange will be considered issued in the year of the exchange. Contract Owners should consult a tax adviser prior to purchasing more than one non-qualified annuity contract in any calendar year period.



PARTIAL 1035 EXCHANGES

Section 1035 of the Code provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract. Historically, it was presumed that only the exchange of an entire contract, as opposed to a partial exchange, would be accorded tax-free status. In 1998 in CONWAY VS. COMMISSIONER, the Tax Court held that the direct transfer of a portion of an annuity contract into another annuity contract qualified as a non-taxable exchange. On November 22, 1999, the Internal Revenue Service filed an Action on Decision which indicated that it acquiesced in the Tax Court decision in CONWAY. However, in its acquiescence with the decision of the Tax Court, the Internal Revenue Service stated that it will challenge transactions where taxpayers enter into a series of partial exchanges and annuitizations as part of a design to avoid application of the 10% premature distribution penalty or other limitations imposed on annuity contracts under the Code. In the absence of further guidance from the Internal Revenue Service it is unclear what specific types of partial exchange designs and transactions will be challenged by the Internal Revenue Service. Due to the uncertainty in this area owners should consult their own tax advisers prior to entering into a partial exchange of an annuity contract.



CONTRACTS OWNED BY OTHER
THAN NATURAL PERSONS

Under Section 72(u) of the Code, the investment earnings on purchase payments for the Contracts will be taxed currently to the Contract Owner if the Owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to Contracts held by a trust or other entity as an agent for a natural person nor to Contracts held by qualified plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.


TAX TREATMENT OF ASSIGNMENTS

An assignment or pledge of a Contract may be a taxable event. Contract Owners should therefore consult competent tax advisers should they wish to assign or pledge their Contracts.

DEATH BENEFITS

Any death benefits paid under the Contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate taxes may also apply.


INCOME TAX WITHHOLDING

All distributions or the portion thereof which is includible in the gross income of the Contract Owner are subject to federal income tax withholding. Generally, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments. However, the Contract Owner, in most cases, may elect not to have taxes withheld or to have withholding done at a different rate.

Certain distributions from retirement plans qualified under Section 401 or
Section 403(b) of the Code, which are not directly rolled over to another eligible retirement plan or individual retirement account or individual retirement annuity, are subject to a mandatory 20% withholding for federal income tax. The 20% withholding requirement generally does not apply to: (a) a series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated beneficiary, or for a specified period of 10 years or more; or (b) distributions which are required minimum distributions; or (c) the portion of the distributions not includible in gross income (i.e. returns of after-tax contributions); or (d) hardship withdrawals. Participants should consult their own tax counsel or other tax adviser regarding withholding requirements.


TAX TREATMENT OF WITHDRAWALS -
NON-QUALIFIED CONTRACTS

Section 72 of the Code governs treatment of distributions from annuity contracts. It provides that if the contract value exceeds the aggregate purchase payments made, any amount withdrawn will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are includible in gross income. It further provides that a ten percent (10%) penalty will apply to the income portion of any distribution. However, the penalty is not imposed on amounts received: (a) after the taxpayer reaches age 59 1/2; (b) after the death of the Contract Owner; (c) if the taxpayer is totally disabled (for this purpose disability is as defined in Section 72(m)(7) of the Code); (d) in a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his beneficiary; (e) under an immediate annuity; or (f) which are allocable to purchase payments made prior to August 14, 1982.

With respect to (d) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

The above information does not apply to Qualified Contracts. However, separate tax withdrawal penalties and restrictions may apply to such Qualified Contracts. (See "Tax Treatment of Withdrawals - Qualified Contracts.")


QUALIFIED PLANS

The Contracts offered are designed to be suitable for use under various types of Qualified Plans. Because of the minimum purchase payment requirements, these Contracts may not be appropriate for some periodic payment retirement plans. Taxation of participants in each Qualified Plan varies with the type of plan and terms and conditions of each specific plan. Contract Owners, annuitants and beneficiaries are cautioned that benefits under a Qualified Plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into the Insurance Company's administrative procedures. The Company is not bound by the terms and conditions of such plans to the extent such terms conflict with the terms of a Contract, unless the Company specifically consents to be bound. Contract Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.

A Qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a Qualified Plan that is tax deferred. However, the Contract has features and benefits other than tax deferral that may make it an appropriate investment for a Qualified Plan. Following are general descriptions of the types of Qualified Plans with which the Contracts may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding Qualified Plans are very complex and will have differing applications, depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a Contract issued under a Qualified Plan.

On July 6, 1983, the Supreme Court decided in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by the Insurance Company in connection with Qualified Plans will utilize annuity tables which do not differentiate on the basis of sex. Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

Contracts issued pursuant to Qualified Plans include special provisions restricting Contract provisions that may otherwise be available and described in this Statement of Additional Information. Generally, Contracts issued pursuant to Qualified Plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to withdrawals from Qualified Contracts. (See "Tax Treatment of Withdrawals - Qualified Contracts.")

A. TAX-SHELTERED ANNUITIES

Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, educational and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the Contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employee until the employee receives distributions from the Contract. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and surrenders. (See "Tax Treatment of Withdrawals - Qualified Contracts" and "Tax-Sheltered Annuities - Withdrawal Limitations.") Employee loans are not allowed under these Contracts. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

B. INDIVIDUAL RETIREMENT ANNUITIES

Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which may be deductible from the individual's taxable income. These IRAs are subject to limitations on eligibility, contributions, transferability and distributions. (See "Tax Treatment of Withdrawals - Qualified Contracts.") Under certain conditions, distributions from other IRAs and other Qualified Plans may be rolled over or transferred on a tax-deferred basis into an IRA. Sales of Contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of Contracts to be qualified as Individual Retirement Annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.


ROTH IRAS

Section 408A of the Code provides that beginning in 1998, individuals may purchase a new type of non-deductible IRA, known as a Roth IRA. Purchase payments for a Roth IRA are limited to a maximum of $2,000 per year and are not deductible from taxable income. Lower maximum limitations apply to individuals with adjusted gross incomes between $95,000 and $110,000 in the case of single taxpayers, between $150,000 and $160,000 in the case of married taxpayers filing joint returns, and between $0 and $10,000 in the case of married taxpayers filing separately. An overall $2,000 annual limitation continues to apply to all of a taxpayer's IRA contributions, including Roth IRAs and non-Roth IRAs.

Qualified distributions from Roth IRAs are free from federal income tax. A qualified distribution requires that an individual has held the Roth IRA for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on the individual's death or disability, or as a qualified first-time home purchase, subject to a $10,000 lifetime maximum, for the individual, a spouse, child, grandchild, or ancestor. Any distribution which is not a qualified distribution is taxable to the extent of earnings in the distribution. Distributions are treated as made from contributions first and therefore no distributions are taxable until distributions exceed the amount of contributions to the Roth IRA. The 10% penalty tax and the regular IRA exceptions to the 10% penalty tax apply to taxable distributions from a Roth IRA.

Amounts may be rolled over from one Roth IRA to another Roth IRA. Furthermore, an individual may make a rollover contribution from a non-Roth IRA to a Roth IRA, unless the individual has adjusted gross income over $100,000 or the individual is a married taxpayer filing a separate return. The individual must pay tax on any portion of the IRA being rolled over that represents income or a previously deductible IRA contribution. However, for rollovers in 1998, the individual may pay that tax ratably over the four taxable year periods beginning with tax year 1998.

Purchasers of Contracts to be qualified as a Roth IRA should obtain competent tax advice as to the tax treatment and suitability of such an investment.

C. PENSION AND PROFIT-SHARING PLANS

Sections 401(a) and 401(k) of the Code permit employers, including self-employed individuals, to establish various types of retirement plans for employees. These retirement plans may permit the purchase of the Contracts to provide benefits under the Plan. Contributions to the Plan for the benefit of employees will not be includible in the gross income of the employee until distributed from the Plan. The tax consequences to participants may vary, depending upon the particular Plan design. However, the Code places limitations and restrictions on all Plans, including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions and withdrawals. Participant loans are not allowed under the Contracts purchased in connection with these Plans. (See "Tax Treatment of Withdrawals-Qualified Contracts.") Purchasers of Contracts for use with Pension or Profit-Sharing Plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.


TAX TREATMENT OF WITHDRAWALS -
QUALIFIED CONTRACTS

In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a Qualified Contract. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Contracts issued and qualified under Code Sections 401 (Pension and Profit-Sharing Plans), 403(b) (Tax-Sheltered Annuities) and 408 and 408A (Individual Retirement Annuities). To the extent amounts are not includible in gross income because they have been properly rolled over to an IRA or to another eligible Qualified Plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the Contract Owner or Annuitant (as applicable) reaches age 59 1/2; (b) distributions following the death or disability of the Contract Owner or Annuitant (as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code); (c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the Contract Owner or Annuitant (as applicable) or the joint lives (or joint life expectancies) of such Contract Owner or Annuitant (as applicable) and his designated beneficiary; (d) distributions to a Contract Owner or Annuitant (as applicable) who has separated from service after he has attained age 55; (e) distributions made to the Contract Owner or Annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the Contract Owner or Annuitant (as applicable) for amounts paid during the taxable year for medical care; (f) distributions made to an alternate payee pursuant to a qualified domestic relations order; (g) distributions made on account of an IRS levy upon the Qualified Contract; (h) distributions from an Individual Retirement Annuity for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the Contract Owner or Annuitant (as applicable) and his or her spouse and dependents if the Contract Owner or Annuitant (as applicable) has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the Contract Owner or Annuitant (as applicable) has been re-employed for at least 60 days); (i) distributions from an Individual Retirement Annuity made to the Owner or Annuitant (as applicable) to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) of the Owner or Annuitant (as applicable) for the taxable year; and (j) distributions from an Individual Retirement Annuity made to the Owner or Annuitant (as applicable) which are qualified first-time home buyer distributions (as defined in Section 72(t)(8) of the Code). The exceptions stated in items (d) and (f) above do not apply in the case of an Individual Retirement Annuity. The exception stated in item (c) applies to an Individual Retirement Annuity without the requirement that there be a separation from service.

With respect to (c) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

Generally, distributions from a Qualified Plan must commence no later than April 1 of the calendar year following the later of: (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to an Individual Retirement Annuity. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.


TAX-SHELTERED ANNUITIES -
WITHDRAWAL LIMITATIONS

The Code limits the withdrawal of amounts attributable to contributions made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) of the Code) to circumstances only when the Contract Owner: (1) attains age 59 1/2;
(2) separates from service; (3) dies; (4) becomes disabled (within the meaning of Section 72(m)(7) of the Code); or (5) in the case of hardship. However, withdrawals for hardship are restricted to the portion of the Contract Owner's Contract Value which represents contributions by the Contract Owner and does not include any investment results. The limitations on withdrawals became effective on January 1, 1989, and apply only to salary reduction contributions made after December 31, 1988, and to income attributable to such contributions and to income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect rollovers and transfers between certain Qualified Plans. Contract Owners should consult their own tax counsel or other tax adviser regarding any distributions.


ANNUITY PROVISIONS
------------------------------------------------------------------------------


FIXED ANNUITY PAYOUT

A fixed annuity is an annuity with payments which are guaranteed as to dollar amount by the Insurance Company and do not vary with the investment experience of a Portfolio. The Fixed Account value on the day immediately preceding the Income Date will be used to determine the Fixed Annuity monthly payment. The monthly Annuity Payment will be based upon the Contract Value at the time of annuitization, the Annuity Option selected, the age of the annuitant and any joint annuitant and the sex of the annuitant and joint annuitant where allowed.


VARIABLE ANNUITY PAYOUT

A variable annuity is an annuity with payments which:
(1) are not predetermined as to dollar amount; and
(2) will vary in amount with the net investment results of the applicable Portfolio(s).


ANNUITY UNIT VALUE

On the Income Date, a fixed number of Annuity Units will be purchased as follows:

The first Annuity Payment is equal to the Adjusted Contract Value, divided first by $1,000 and then multiplied by the appropriate Annuity Payment amount for each $1,000 of value for the Annuity Option selected. In each Portfolio the fixed number of Annuity Units is determined by dividing the amount of the initial Annuity Payment determined for each Portfolio by the Annuity Unit value on the Income Date. Thereafter, the number of Annuity Units in each Portfolio remains unchanged unless the Contract Owner elects to transfer between Portfolios. All calculations will appropriately reflect the Annuity Payment frequency selected.

On each subsequent Annuity Payment date, the total Annuity Payment is the sum of the Annuity Payments for each Portfolio. The Annuity Payment in each Portfolio is determined by multiplying the number of Annuity Units then allocated to such Portfolio by the Annuity Unit value for that Portfolio.

On each subsequent Valuation Date, the value of an Annuity Unit is determined in the following way:

First: The Net Investment Factor is determined as described in the Prospectus under "Purchase - Accumulation
Units."

Second: The value of an Annuity Unit for a Valuation Period is equal to:

a. the value of the Annuity Unit for the immediately preceding Valuation Period.

b. multiplied by the Net Investment Factor for the current Valuation Period;

c. divided by the Assumed Net Investment Factor (see below) for the Valuation Period.

The Assumed Net Investment Factor is equal to one plus the Assumed Investment Return which is used in determining the basis for the purchase of an Annuity, adjusted to reflect the particular Valuation Period. The Assumed Investment Return that the Insurance Company will use is 5%. However, the Insurance Company may agree to use a different value.


MORTALITY AND EXPENSE RISK GUARANTEE
--------------------------------------------------------------------------------

The Insurance Company guarantees that the dollar amount of each Annuity Payment after the first Annuity Payment will not be affected by variations in mortality and expense experience.


FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


The audited financial statements of the Insurance Company as of and for the year ended December 31, 2000, included herein should be considered only as bearing upon the ability of the Insurance Company to meet its obligations under the Contracts. The audited financial statements of the Separate Account as of and for the year ended December 31, 2000, are also included herein.












                        PREFERRED LIFE VARIABLE ACCOUNT C
                                       of
                  PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
                              Financial Statements
                                December 31, 2000

                                        ----------------------------------------

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

Independent Auditors' Report

The Board of Directors of Preferred Life Insurance Company of New York and Contract Owners of Preferred Life Variable Account C:

We have audited the accompanying statements of assets and liabilities of the sub-accounts of Preferred Life Variable Account C as of December 31, 2000, the related statements of operations for the year then ended and the statements of changes in net assets for each of the years in the two-years then ended. These financial statements are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investment securities held in custody for the benefit of the Variable Account were confirmed to us by AIM Variable Insurance Funds, Inc., The Alger American Fund, Franklin Templeton Variable Insurance Products Trust, Prudential Investments Fund Management, LLC, and USAllianz Variable Insurance Products Trust. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the assets and liabilities of the sub-accounts of Preferred Life Variable Account C at December 31, 2000, the results of their operations for the year then ended and the changes in their net assets for each of the years in the two-years then ended, in conformity with accounting principles generally accepted in the United States of America.


                                                      KPMG LLP

Minneapolis, Minnesota
March 30, 2001

                                       1
----------------------------------------


PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

Financial Statements

Statements of Assets and Liabilities
December 31, 2000
(In thousands)

                                                                                                       Alger           Franklin
                                                                                       Alger          American        Aggressive
                                                                        AIM           American       Leveraged          Growth
                                                                    V.I. Growth        Growth          AllCap         Securities
                                                                       Fund          Portfolio       Portfolio           Fund
                                                                    --------------------------------------------------------------
Assets:
    Investments at net asset value* ........................          $3,349           1,452           1,147             460
                                                                    --------------------------------------------------------------
      Total assets .........................................           3,349           1,452           1,147             460
                                                                    ==============================================================
Liabilities:
    Accrued mortality and expense risk
      and administrative charges ...........................               4               4               5               2
                                                                    --------------------------------------------------------------
    Total liabilities ......................................               4               4               5               2
                                                                    --------------------------------------------------------------
    Net assets .............................................          $3,345           1,448           1,142             458
                                                                    ==============================================================
Contract owners' equity:
    Contracts in accumulation period - Valuemark II (note 6)          $3,054           1,188             867             438
    Contracts in accumulation period - Valuemark IV (note 6)             291             260             275              20
    Contracts in annuity payment period (note 2) ...........              --              --              --              --
                                                                    --------------------------------------------------------------
Total contract owners' equity ..............................          $3,345           1,448           1,142             458
                                                                    ==============================================================

  * Investment shares ......................................             135              31              30              61
    Investments at cost ....................................          $4,546           1,859           1,660             626

                                                                                      Franklin      Franklin
                                                                   Franklin Global     Global       Growth and       Franklin
                                                                   Communications    Health Care      Income           High
                                                                    Securities       Securities     Securities        Income
                                                                       Fund             Fund           Fund            Fund
                                                                   ---------------------------------------------------------
Assets:
    Investments at net asset value* ........................         $43,111           3,222          69,700          16,266
                                                                   ---------------------------------------------------------
      Total assets .........................................          43,111           3,222          69,700          16,266
                                                                   =========================================================
Liabilities:
    Accrued mortality and expense risk
      and administrative charges ...........................             100             (58)             88              24
                                                                   ---------------------------------------------------------
    Total liabilities ......................................             100             (58)             88              24
                                                                   ---------------------------------------------------------
    Net assets .............................................         $43,011           3,280          69,612          16,242
                                                                   =========================================================
Contract owners' equity:
    Contracts in accumulation period - Valuemark II (note 6)         $41,997           2,875          67,196          15,147
    Contracts in accumulation period - Valuemark IV (note 6)           1,014             405           2,275           1,095
    Contracts in annuity payment period (note 2) ...........              --              --             141              --
                                                                   ---------------------------------------------------------
Total contract owners' equity ..............................         $43,011           3,280          69,612          16,242
                                                                   =========================================================

  * Investment shares ......................................           3,347             190           4,062           1,905
    Investments at cost ....................................         $58,351           2,554          66,809          23,643

                 See accompanying notes to financial statements.

                                       2
                                       -----------------------------------------


PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

Financial Statements (continued)

Statements of Assets and Liabilities (cont.)
December 31, 2000
(In thousands)

                                                                                       Franklin                          Franklin
                                                                     Franklin          Large Cap       Franklin           Natural
                                                                      Income            Growth          Money            Resources
                                                                     Securities       Securities        Market           Securities
                                                                       Fund              Fund            Fund               Fund
                                                                     --------------------------------------------------------------
Assets:
    Investments at net asset value* ........................          $44,538           28,511           23,206             3,578
                                                                     --------------------------------------------------------------
      Total assets .........................................           44,538           28,511           23,206             3,578
                                                                     --------------------------------------------------------------
Liabilities:
    Accrued mortality and expense risk
      and administrative charges ...........................              184                9              (55)               16
                                                                     --------------------------------------------------------------
      Total liabilities ....................................              184                9              (55)               16
                                                                     --------------------------------------------------------------
      Net assets ...........................................          $44,354           28,502           23,261             3,562
                                                                     ==============================================================
Contract owners' equity:
    Contracts in accumulation period - Valuemark II (note 6)          $43,031           25,664           22,687             3,334
    Contracts in accumulation period - Valuemark IV (note 6)            1,228            2,838              574               228
    Contracts in annuity payment period (note 2) ...........               95               --               --                --
                                                                     --------------------------------------------------------------
Total contract owners' equity ..............................          $44,354           28,502           23,261             3,562
                                                                     ==============================================================

  * Investment shares ......................................            3,030            1,356           23,206               241
    Investments at cost ....................................          $45,892           22,134           23,206             3,130

                                                                                      Franklin
                                                                      Franklin          Rising          Franklin
                                                                        Real          Dividends         S&P 500
                                                                       Estate         Securities         Index
                                                                        Fund             Fund             Fund
                                                                      -----------------------------------------
Assets:
    Investments at net asset value* ........................           $9,951           35,144            2,287
                                                                      -----------------------------------------
      Total assets .........................................            9,951           35,144            2,287
                                                                      -----------------------------------------
Liabilities:
    Accrued mortality and expense risk
      and administrative charges ...........................                6              102                5
                                                                      -----------------------------------------
      Total liabilities ....................................                6              102                5
                                                                      -----------------------------------------
      Net assets ...........................................           $9,945           35,042            2,282
                                                                      =========================================
Contract owners' equity:
    Contracts in accumulation period - Valuemark II (note 6)           $9,803           33,131            1,929
    Contracts in accumulation period - Valuemark IV (note 6)              142            1,911              353
    Contracts in annuity payment period (note 2) ...........               --               --               --
                                                                      -----------------------------------------
Total contract owners' equity ..............................           $9,945           35,042            2,282
                                                                      =========================================

  * Investment shares ......................................              570            2,656              237
    Investments at cost ....................................           $9,985           35,480            2,459

                 See accompanying notes to financial statements.

                                       3
----------------------------------------


PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

Financial Statements (continued)

Statements of Assets and Liabilities (cont.)
December 31, 2000
(In thousands)

                                                                                        Franklin         Franklin        Franklin
                                                                     Franklin          Technology          U.S.           Value
                                                                     Small Cap         Securities       Government      Securities
                                                                       Fund               Fund            Fund             Fund
                                                                     ---------------------------------------------------------------
Assets:
    Investments at net asset value* ........................          $19,035              491           43,245            1,038
                                                                     ---------------------------------------------------------------
      Total assets .........................................           19,035              491           43,245            1,038
                                                                     ---------------------------------------------------------------
Liabilities:
    Accrued mortality and expense risk
      and administrative charges ...........................                4                2               33                7
                                                                     ---------------------------------------------------------------
      Total liabilities ....................................                4                2               33                7
                                                                     ---------------------------------------------------------------
      Net assets ...........................................          $19,031              489           43,212            1,031
                                                                     ===============================================================
Contract owners' equity:
    Contracts in accumulation period - Valuemark II (note 6)          $17,715              436           41,854              558
    Contracts in accumulation period - Valuemark IV (note 6)            1,316               53            1,358              473
    Contracts in annuity payment period (note 2) ...........               --               --               --               --
                                                                     ---------------------------------------------------------------
Total contract owners' equity ..............................          $19,031              489           43,212            1,031
                                                                     ===============================================================

  * Investment shares ......................................              896               65            3,286              105
    Investments at cost ....................................          $16,734              673           43,325              838

                                                                      Franklin         Franklin         Mutual
                                                                        Zero             Zero          Discovery
                                                                       Coupon           Coupon        Securities
                                                                     Fund - 2005      Fund - 2010        Fund
                                                                     -------------------------------------------
Assets:
    Investments at net asset value* ........................           $6,029            3,986           10,824
                                                                     -------------------------------------------
      Total assets .........................................            6,029            3,986           10,824
                                                                     -------------------------------------------
Liabilities:
    Accrued mortality and expense risk
      and administrative charges ...........................               13                8               11
                                                                     -------------------------------------------
      Total liabilities ....................................               13                8               11
                                                                     -------------------------------------------
      Net assets ...........................................           $6,016            3,978           10,813
                                                                     ===========================================
Contract owners' equity:
    Contracts in accumulation period - Valuemark II (note 6)           $5,852            3,768           10,173
    Contracts in accumulation period - Valuemark IV (note 6)              102              210              640
    Contracts in annuity payment period (note 2) ...........               62               --               --
                                                                     -------------------------------------------
Total contract owners' equity ..............................           $6,016            3,978           10,813
                                                                     ===========================================

  * Investment shares ......................................              380              242              744
    Investments at cost ....................................           $5,909            3,840            8,971

                 See accompanying notes to financial statements.

                                       4
                                       -----------------------------------------


PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

Financial Statements (continued)

Statements of Assets and Liabilities (cont.)
December 31, 2000
(In thousands)


                                                                     Mutual           Templeton       Templeton          Templeton
                                                                     Shares             Asset         Developing       Global Income
                                                                   Securities         Strategy    Markets Securities     Securities
                                                                      Fund              Fund             Fund              Fund
                                                                   -----------------------------------------------------------------
Assets:
    Investments at net asset value* ........................         $22,464            2,390            3,691            6,379
                                                                   -----------------------------------------------------------------
      Total assets .........................................          22,464            2,390            3,691            6,379
                                                                   -----------------------------------------------------------------
Liabilities:
    Accrued mortality and expense risk
      and administrative charges ...........................              33                3               10               21
                                                                   -----------------------------------------------------------------
      Total liabilities ....................................              33                3               10               21
                                                                   -----------------------------------------------------------------
      Net assets ...........................................         $22,431            2,387            3,681            6,358
                                                                   =================================================================
Contract owners' equity:
    Contracts in accumulation period - Valuemark II (note 6)         $19,922            2,328            3,482            6,208
    Contracts in accumulation period - Valuemark IV (note 6)           2,509               59              199              150
    Contracts in annuity payment period (note 2) ...........              --               --               --               --
                                                                   -----------------------------------------------------------------
Total contract owners' equity ..............................         $22,431            2,387            3,681            6,358
                                                                   =================================================================

  * Investment shares ......................................         1,577              124              703              553
    Investments at cost ....................................       $18,896            2,512            5,058            7,011

                                                                                                      Templeton
                                                                    Templeton        Templeton      International
                                                                     Growth        International       Smaller
                                                                   Securities        Securities       Companies
                                                                      Fund              Fund             Fund
                                                                   ----------------------------------------------
Assets:
    Investments at net asset value* ........................         $27,688           33,141              924
                                                                   ----------------------------------------------
      Total assets .........................................          27,688           33,141              924
                                                                   ----------------------------------------------
Liabilities:
    Accrued mortality and expense risk
      and administrative charges ...........................              23               18                4
                                                                   ----------------------------------------------
      Total liabilities ....................................              23               18                4
                                                                   ----------------------------------------------
      Net assets ...........................................         $27,665           33,123              920
                                                                   ==============================================
Contract owners' equity:
    Contracts in accumulation period - Valuemark II (note 6)         $25,526           32,502              785
    Contracts in accumulation period - Valuemark IV (note 6)           2,101              621              135
    Contracts in annuity payment period (note 2) ...........              38               --               --
                                                                   ----------------------------------------------
Total contract owners' equity ..............................         $27,665           33,123              920
                                                                   ==============================================

  * Investment shares ......................................           2,012            1,765               86
    Investments at cost ....................................         $26,486          $36,696              958

                 See accompanying notes to financial statements.

                                       5
----------------------------------------


PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

Financial Statements (continued)

Statements of Assets and Liabilities (cont.)
December 31, 2000
(In thousands)

                                                                Templeton          USAllianz      USAllianz
                                                              Pacific Growth    VIP Diversified   VIP Fixed    USAllianz    Total
                                                                Securities          Assets         Income      VIP Growth    All
                                                                  Fund               Fund           Fund         Fund       Funds
                                                              ---------------------------------------------------------------------
Assets:
    Investments at net asset value* ........................     $ 3,261              204            159          144       471,015
                                                              ---------------------------------------------------------------------
      Total assets .........................................       3,261              204            159          144       471,015
                                                              ---------------------------------------------------------------------
Liabilities:
    Accrued mortality and expense risk
      and administrative charges ...........................          12                1              1            2           642
                                                              ---------------------------------------------------------------------
      Total liabilities ....................................          12                1              1            2           642
                                                              ---------------------------------------------------------------------
      Net assets ...........................................     $ 3,249              203            158          142       470,373
                                                              =====================================================================
Contract owners' equity:
    Contracts in accumulation period - Valuemark II (note 6)     $ 3,174              180            136          126       447,066
    Contracts in accumulation period - Valuemark IV (note 6)          75               23             22           16        22,971
    Contracts in annuity payment period (note 2) ...........          --               --             --           --           336
                                                              ---------------------------------------------------------------------
Total contract owners' equity ..............................     $ 3,249              203            158          142       470,373
                                                              =====================================================================

  * Investment shares ......................................         431               15             20           16        54,076
    Investments at cost ....................................       3,558              163            210          152       484,323

                 See accompanying notes to financial statements.

                                       6
                                       -----------------------------------------


PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

Financial Statements (continued)

Statements of Operations
For the year ended December 31, 2000
(In thousands)

                                                                                                              Alger       Franklin
                                                                                               Alger         American     Aggressive
                                                                                AIM           American       Leveraged      Growth
                                                                            V.I. Growth        Growth          AllCap     Securities
                                                                               Fund           Portfolio      Portfolio       Fund
                                                                            --------------------------------------------------------
Investment income:
    Dividends reinvested in fund shares .............................         $    --            --             --            --
                                                                            --------------------------------------------------------
Expenses:
    Mortality and expense risk and administrative charges -
           Valuemark II .............................................              46            16             18             1
           Valuemark IV .............................................               3             3              2             1
                                                                            --------------------------------------------------------
      Total expenses ................................................              49            19             20             2
                                                                            --------------------------------------------------------
      Investment income (loss), net .................................             (49)          (19)           (20)           (2)

Realized gains (losses) and unrealized appreciation (depreciation) on investments:
    Realized capital gain distributions on mutual funds .............             113           184            124            --
    Realized gains (losses) on sales of investments, net ............             (91)          (12)           (72)          (21)
                                                                            --------------------------------------------------------
           Realized gains (losses) on investments, net ..............              22           172             52           (21)
                                                                            --------------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments .................................          (1,209)         (426)          (517)         (165)
                                                                            --------------------------------------------------------
      Total realized gains (losses) and unrealized
      appreciation (depreciation) on investments, net ...............          (1,187)         (254)          (465)         (186)
                                                                            --------------------------------------------------------
Net increase (decrease) in net assets from operations ...............         $(1,236)         (273)          (485)         (188)
                                                                            ========================================================

                                                                                            Franklin      Franklin
                                                                           Franklin Global    Global      Growth and
                                                                           Communications   Health Care     Income
                                                                             Securities     Securities    Securities
                                                                                Fund           Fund          Fund
                                                                           ------------------------------------------
Investment income:
    Dividends reinvested in fund shares .............................        $  1,570             1          4,729
                                                                           ------------------------------------------
Expenses:
    Mortality and expense risk and administrative charges -
           Valuemark II .............................................             930            22          1,168
           Valuemark IV .............................................              14             7             32
                                                                           ------------------------------------------
      Total expenses ................................................             944            29          1,200
                                                                           ------------------------------------------
      Investment income (loss), net .................................             626           (28)         3,529

Realized gains (losses) and unrealized appreciation (depreciation) on investments:
    Realized capital gain distributions on mutual funds .............          15,022            --          8,848
    Realized gains (losses) on sales of investments, net ............           1,366           226           (107)
                                                                           ------------------------------------------
           Realized gains (losses) on investments, net ..............          16,388           226          8,741
                                                                           ------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments .................................         (40,791)          628         (2,394)
                                                                           ------------------------------------------
      Total realized gains (losses) and unrealized
      appreciation (depreciation) on investments, net ...............         (24,403)          854          6,347
                                                                           ------------------------------------------
Net increase (decrease) in net assets from operations ...............        $(23,777)          826          9,876
                                                                           ==========================================

                 See accompanying notes to financial statements.

                                       7
----------------------------------------


PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

Financial Statements (continued)

Statements of Operations (cont.)
For the year ended December 31, 2000
(In thousands)

                                                                                                            Franklin
                                                                               Franklin     Franklin        Large Cap     Franklin
                                                                                 High        Income          Growth        Money
                                                                                Income     Securities      Securities      Market
                                                                                 Fund         Fund            Fund          Fund
                                                                               ----------------------------------------------------
Investment income:
    Dividends reinvested in fund shares .............................          $   103        5,858            144         1,236
                                                                               ----------------------------------------------------
Expenses:
    Mortality and expense risk and administrative charges -
           Valuemark II .............................................              286          782            402           290
           Valuemark IV .............................................               17           19             35            13
                                                                               ----------------------------------------------------
      Total expenses ................................................              303          801            437           303
                                                                               ----------------------------------------------------
      Investment income (loss), net .................................             (200)       5,057           (293)          933

Realized gains (losses) and unrealized appreciation (depreciation) on investments:
    Realized capital gain distributions on mutual funds .............               --        2,276          1,595            --
    Realized gains (losses) on sales of investments, net ............           (3,394)      (1,452)         1,785            --
                                                                               ----------------------------------------------------
           Realized gains (losses) on investments, net ..............           (3,394)         824          3,380            --
                                                                               ----------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments .................................              718        1,755         (1,828)           --
                                                                               ----------------------------------------------------
      Total realized gains (losses) and unrealized
      appreciation (depreciation) on investments, net ...............           (2,676)       2,579          1,552            --
                                                                               ----------------------------------------------------
Net increase (decrease) in net assets from operations ...............          $(2,876)       7,636          1,259           933
                                                                               ====================================================

                                                                               Franklin                    Franklin
                                                                               Natural       Franklin       Rising
                                                                              Resources        Real        Dividends
                                                                              Securities      Estate      Securities
                                                                                 Fund          Fund          Fund
                                                                              --------------------------------------
Investment income:
    Dividends reinvested in fund shares .............................           $   21          680          1,339
                                                                              --------------------------------------
Expenses:
    Mortality and expense risk and administrative charges -
           Valuemark II .............................................               44          138            482
           Valuemark IV .............................................                4            2             26
                                                                              --------------------------------------
      Total expenses ................................................               48          140            508
                                                                              --------------------------------------
      Investment income (loss), net .................................              (27)         540            831

Realized gains (losses) and unrealized appreciation (depreciation) on investments:
    Realized capital gain distributions on mutual funds .............               --          405          6,098
    Realized gains (losses) on sales of investments, net ............              (61)        (413)        (1,646)
                                                                              --------------------------------------
           Realized gains (losses) on investments, net ..............              (61)          (8)         4,452
                                                                              --------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments .................................            1,012        2,015            462
                                                                              --------------------------------------
      Total realized gains (losses) and unrealized
      appreciation (depreciation) on investments, net ...............              951        2,007          4,914
                                                                              --------------------------------------
Net increase (decrease) in net assets from operations ...............           $  924        2,547          5,745
                                                                              ======================================

                 See accompanying notes to financial statements.

                                       8
                                       -----------------------------------------


PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

Financial Statements (continued)

Statements of Operations (cont.)
For the year ended December 31, 2000
(In thousands)

                                                                               Franklin                      Franklin     Franklin
                                                                               S&P 500        Franklin      Technology      U.S.
                                                                                Index        Small Cap      Securities   Government
                                                                                Fund           Fund           Fund          Fund
                                                                               ----------------------------------------------------
Investment income:
    Dividends reinvested in fund shares .............................          $    1            --            --             45
                                                                               ----------------------------------------------------
Expenses:
    Mortality and expense risk and administrative charges -
           Valuemark II .............................................              26           316             2            626
           Valuemark IV .............................................               2            17             1             30
                                                                               ----------------------------------------------------
      Total expenses ................................................              28           333             3            656
                                                                               ----------------------------------------------------
      Investment income (loss), net .................................             (27)         (333)           (3)          (611)

Realized gains (losses) and unrealized appreciation (depreciation) on investments:
    Realized capital gain distributions on mutual funds .............              --         1,755            --             --
    Realized gains (losses) on sales of investments, net ............              (2)        2,760            (4)        (1,475)
                                                                               ----------------------------------------------------
           Realized gains (losses) on investments, net ..............              (2)        4,515            (4)        (1,475)
                                                                               ----------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments .................................            (181)       (8,010)         (181)         6,479
                                                                               ----------------------------------------------------
      Total realized gains (losses) and unrealized
      appreciation (depreciation) on investments, net ...............            (183)       (3,495)         (185)         5,004
                                                                               ----------------------------------------------------
Net increase (decrease) in net assets from operations ...............          $ (210)       (3,828)         (188)         4,393
                                                                               ====================================================

                                                                               Franklin      Franklin     Franklin
                                                                                Value          Zero         Zero
                                                                              Securities      Coupon       Coupon
                                                                                 Fund       Fund - 2000  Fund - 2005
                                                                              --------------------------------------
Investment income:
    Dividends reinvested in fund shares .............................            $  3           644             6
                                                                              --------------------------------------
Expenses:
    Mortality and expense risk and administrative charges -
           Valuemark II .............................................               6           135           147
           Valuemark IV .............................................               7             4             2
                                                                              --------------------------------------
      Total expenses ................................................              13           139           149
                                                                              --------------------------------------
      Investment income (loss), net .................................             (10)          505          (143)

Realized gains (losses) and unrealized appreciation (depreciation) on investments:
    Realized capital gain distributions on mutual funds .............              --           119           153
    Realized gains (losses) on sales of investments, net ............              12        (3,190)          (98)
                                                                              --------------------------------------
           Realized gains (losses) on investments, net ..............              12        (3,071)           55
                                                                              --------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments .................................             179         1,465           611
                                                                              --------------------------------------
      Total realized gains (losses) and unrealized
      appreciation (depreciation) on investments, net ...............             191        (1,606)          666
                                                                              --------------------------------------
Net increase (decrease) in net assets from operations ...............            $181        (1,101)          523
                                                                              ======================================

                 See accompanying notes to financial statements.

                                       9
----------------------------------------


PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

Financial Statements (continued)

Statements of Operations (cont.)
For the year ended December 31, 2000
(In thousands)


                                                                            Franklin         Mutual        Mutual        Templeton
                                                                              Zero         Discovery       Shares          Asset
                                                                             Coupon        Securities    Securities      Strategy
                                                                           Fund - 2010        Fund          Fund           Fund
                                                                           ---------------------------------------------------------
Investment income:
    Dividends reinvested in fund shares .............................        $    4            351           711             5
                                                                           ---------------------------------------------------------
Expenses:
    Mortality and expense risk and administrative charges -
           Valuemark II .............................................            56            155           303            38
           Valuemark IV .............................................             4              9            34             1
                                                                           ---------------------------------------------------------
    Total expenses ..................................................            60            164           337            39
                                                                           ---------------------------------------------------------
    Investment income (loss), net ...................................           (56)           187           374           (34)
                                                                           ---------------------------------------------------------

Realized gains (losses) and unrealized appreciation (depreciation) on investments:
    Realized capital gain distributions on mutual funds .............            68             --           615            --
    Realized gains (losses) on sales of investments, net ............          (259)           480           876           (67)
                                                                           ---------------------------------------------------------
           Realized gains (losses) on investments, net ..............          (191)           480         1,491           (67)
                                                                           ---------------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments .................................           899            348           642             9
                                                                           ---------------------------------------------------------
      Total realized gains (losses) and unrealized
      appreciation (depreciation) on investments, net ...............           708            828         2,133           (58)
                                                                           ---------------------------------------------------------
Net increase (decrease) in net assets from operations ...............        $  652          1,015         2,507           (92)
                                                                           =========================================================

                                                                            Templeton
                                                                            Developing     Templeton     Templeton
                                                                             Markets     Global Income    Growth
                                                                           Securities     Securities    Securities
                                                                              Fund           Fund          Fund
                                                                           ---------------------------------------
Investment income:
    Dividends reinvested in fund shares .............................       $    51             12           607
                                                                           ---------------------------------------
Expenses:
    Mortality and expense risk and administrative charges -
           Valuemark II .............................................            71            102           455
           Valuemark IV .............................................             2              2            30
                                                                           ---------------------------------------
    Total expenses ..................................................            73            104           485
                                                                           ---------------------------------------
    Investment income (loss), net ...................................           (22)           (92)          122
                                                                           ---------------------------------------

Realized gains (losses) and unrealized appreciation (depreciation) on investments:
    Realized capital gain distributions on mutual funds .............            --             --         3,996
    Realized gains (losses) on sales of investments, net ............          (332)          (493)          405
                                                                           ---------------------------------------
           Realized gains (losses) on investments, net ..............          (332)          (493)        4,401
                                                                           ---------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments .................................        (1,645)           701        (4,848)
                                                                           ---------------------------------------
      Total realized gains (losses) and unrealized
      appreciation (depreciation) on investments, net ...............        (1,977)           208          (447)
                                                                           ---------------------------------------
Net increase (decrease) in net assets from operations ...............       $(1,999)           116          (325)
                                                                           =======================================

                 See accompanying notes to financial statements.

                                       10
                                       -----------------------------------------


PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

Financial Statements (continued)

Statements of Operations (cont.)
For the year ended December 31, 2000
(In thousands)

                                                                                              Templeton
                                                                           Templeton        International    Templeton
                                                                         International         Smaller     Pacific Growth
                                                                           Securities         Companies      Securities
                                                                             Fund               Fund            Fund
                                                                         --------------------------------------------------
Investment income:
    Dividends reinvested in fund shares .............................      $     26               19                7
                                                                         --------------------------------------------------
Expenses:
    Mortality and expense risk and administrative charges -
           Valuemark II .............................................           528               15               67
           Valuemark IV .............................................             7               --                1
                                                                         --------------------------------------------------
      Total expenses ................................................           535               15               68
                                                                         --------------------------------------------------
      Investment income (loss), net .................................          (509)               4              (61)

Realized gains (losses) and unrealized appreciation (depreciation) on investments:
    Realized capital gain distributions on mutual funds .............        11,167               --               --
    Realized gains (losses) on sales of investments, net ............          (206)              (7)          (1,602)
                                                                         --------------------------------------------------
           Realized gains (losses) on investments, net ..............        10,961               (7)          (1,602)
                                                                         --------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments .................................       (13,460)             (28)             152
                                                                         --------------------------------------------------
      Total realized gains (losses) and unrealized
      appreciation (depreciation) on investments, net ...............        (2,499)             (35)          (1,450)
                                                                         --------------------------------------------------
Net increase (decrease) in net assets from operations ...............      $ (3,008)             (31)          (1,511)
                                                                         ==================================================


                                                                             USAllianz        USAllianz
                                                                          VIP Diversified     VIP Fixed     USAllianz       Total
                                                                              Assets            Income      VIP Growth       All
                                                                               Fund              Fund         Fund          Funds
                                                                          --------------------------------------------------------
Investment income:
    Dividends reinvested in fund shares .............................          $  9                8            1           18,191
                                                                          --------------------------------------------------------
Expenses:
    Mortality and expense risk and administrative charges -
           Valuemark II .............................................             1                1            2            7,677
           Valuemark IV .............................................            --               --           --              331
                                                                          --------------------------------------------------------
      Total expenses ................................................             1                1            2            8,008
                                                                          --------------------------------------------------------
      Investment income (loss), net .................................             8                7           (1)          10,183

Realized gains (losses) and unrealized appreciation (depreciation) on investments:
    Realized capital gain distributions on mutual funds .............             1               --            3           52,542
    Realized gains (losses) on sales of investments, net ............             3               --           --           (7,091)
                                                                          --------------------------------------------------------
           Realized gains (losses) on investments, net ..............             4               --            3           45,451
                                                                          --------------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments .................................           (19)              --           --          (57,627)
                                                                          --------------------------------------------------------
      Total realized gains (losses) and unrealized
      appreciation (depreciation) on investments, net ...............           (15)              --            3          (12,176)
                                                                          --------------------------------------------------------
Net increase (decrease) in net assets from operations ...............          $ (7)               7            2           (1,993)
                                                                          ========================================================

                 See accompanying notes to financial statements.

                                       11
-----------------------------------------


PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

Financial Statements (continued)

Statements of Changes in Net Assets
For the years ended December 31, 2000 and 1999
(In thousands)

                                                                                            AIM V.I.             Alger American
                                                                                          Growth Fund           Growth Portfolio
                                                                                   ------------------------------------------------
                                                                                     2000            1999      2000          1999
                                                                                   ------------------------------------------------
Increase (decrease) in net assets:
      Operations:
             Investment income (loss), net ...................................      $   (49)            1       (19)           --
             Realized gains (losses) on investments, net .....................           22             9       172            --
             Net change in unrealized appreciation
               (depreciation) on investments .................................       (1,209)           13      (426)           20
                                                                                   ------------------------------------------------
               Net increase (decrease) in net assets
                 from operations .............................................       (1,236)           23      (273)           20
                                                                                   ------------------------------------------------

      Contract transactions - All products (See note 5 for detail by product):
           Purchase payments .................................................          297            --       157            --
           Transfers between funds ...........................................        5,416           400     1,577           481
           Surrenders and terminations .......................................       (1,530)          (22)     (491)          (22)
           Rescissions .......................................................           (1)           --        --            --
           Other transactions (note 2) .......................................           (2)           --        (1)           --
                                                                                   ------------------------------------------------
             Net increase (decrease) in net assets resulting
               from contract transactions ....................................        4,180           378     1,242           459
                                                                                   ------------------------------------------------

Increase (decrease) in net assets ............................................        2,944           401       969           479

Net assets at beginning of year ..............................................          401            --       479            --
                                                                                   ------------------------------------------------

Net assets at end of year ....................................................      $ 3,345           401     1,448           479
                                                                                   ================================================

                                                                                    Alger American        Franklin Aggressive Growth
                                                                               Leveraged AllCap Portfolio      Securities Fund
                                                                               -----------------------------------------------------
                                                                                  2000            1999      2000              1999
                                                                               -----------------------------------------------------
Increase (decrease) in net assets:
      Operations:
             Investment income (loss), net ...................................  $  (20)             --        (2)             --
             Realized gains (losses) on investments, net .....................      52               9       (21)             --
             Net change in unrealized appreciation
               (depreciation) on investments .................................    (517)              4      (165)             --
                                                                               -----------------------------------------------------
               Net increase (decrease) in net assets
                 from operations .............................................    (485)             13      (188)             --
                                                                               -----------------------------------------------------

      Contract transactions - All products (See note 5 for detail by product):
           Purchase payments .................................................     198              --        14              --
           Transfers between funds ...........................................   1,323             212       663              --
           Surrenders and terminations .......................................    (119)             --       (31)             --
           Rescissions .......................................................      --              --        --              --
           Other transactions (note 2) .......................................      --              --        --              --
                                                                               -----------------------------------------------------
             Net increase (decrease) in net assets resulting
               from contract transactions ....................................   1,402             212       646              --
                                                                               -----------------------------------------------------

Increase (decrease) in net assets ............................................     917             225       458              --

Net assets at beginning of year ..............................................     225              --        --              --
                                                                               -----------------------------------------------------

Net assets at end of year ....................................................  $1,142             225       458              --
                                                                               =====================================================

                 See accompanying notes to financial statements.

                                       12
                                       -----------------------------------------


PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 2000 and 1999
(In thousands)

                                                                Franklin Global Communications      Franklin Global Health Care
                                                                        Securities Fund                   Securities Fund
                                                                ----------------------------------------------------------------
                                                                     2000             1999             2000             1999
                                                                ----------------------------------------------------------------
Increase (decrease) in net assets:
      Operations:
           Investment income (loss), net ...................      $    626            1,746             (28)              (7)
           Realized gains (losses) on investments, net .....        16,388           11,061             226              (69)
           Net change in unrealized appreciation
             (depreciation) on investments .................       (40,791)          10,895             628                6
                                                                ----------------------------------------------------------------
             Net increase (decrease) in net assets
               from operations .............................       (23,777)          23,702             826              (70)
                                                                ----------------------------------------------------------------

      Contract transactions - All products
           (See note 5 for detail by product):
           Purchase payments ...............................           591              722             173              356
           Transfers between funds .........................           333             (593)          1,886              164
           Surrenders and terminations .....................       (16,228)         (22,175)           (252)            (171)
           Rescissions .....................................            (2)             (11)             --               --
           Other transactions (note 2) .....................           (40)             (45)             --               --
                                                                ----------------------------------------------------------------
             Net increase (decrease) in net assets resulting
               from contract transactions ..................       (15,346)         (22,102)          1,807              349
                                                                ----------------------------------------------------------------

Increase (decrease) in net assets ..........................       (39,123)           1,600           2,633              279

Net assets at beginning of year ............................        82,134           80,534             647              368
                                                                ----------------------------------------------------------------

Net assets at end of year ..................................      $ 43,011           82,134           3,280              647
                                                                ================================================================

                                                                                    Franklin Growth and          Franklin High
                                                                                   Income Securities Fund         Income Fund
                                                                                ---------------------------------------------------
                                                                                   2000             1999     2000             1999
                                                                                ---------------------------------------------------
Increase (decrease) in net assets:
      Operations:
           Investment income (loss), net .....................................  $  3,529            2,370     (200)           7,066
           Realized gains (losses) on investments, net .......................     8,741           15,651   (3,394)              16
           Net change in unrealized appreciation
             (depreciation) on investments ...................................    (2,394)         (17,772)     718           (7,480)
                                                                                ---------------------------------------------------
             Net increase (decrease) in net assets
               from operations ...............................................     9,876              249   (2,876)            (398)
                                                                                ---------------------------------------------------

      Contract transactions - All products
           (See note 5 for detail by product):
           Purchase payments .................................................       313            1,180      103              495
           Transfers between funds ...........................................    (5,122)             231   (2,478)          (1,774)
           Surrenders and terminations .......................................   (20,562)         (29,342)  (6,483)          (8,636)
           Rescissions .......................................................       (28)              --       --               (6)
           Other transactions (note 2) .......................................       (41)             (56)     (11)             (18)
                                                                                ---------------------------------------------------
             Net increase (decrease) in net assets resulting
               from contract transactions ....................................   (25,440)         (27,987)  (8,869)          (9,939)
                                                                                ---------------------------------------------------

Increase (decrease) in net assets ............................................   (15,564)         (27,738) (11,745)         (10,337)

Net assets at beginning of year ..............................................    85,176          112,914   27,987           38,324
                                                                                ---------------------------------------------------

Net assets at end of year ....................................................  $ 69,612           85,176   16,242           27,987
                                                                                ===================================================

                 See accompanying notes to financial statements.

                                       13
-----------------------------------------


PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 2000 and 1999
(In thousands)

                                                                                        Franklin Income         Franklin Large Cap
                                                                                        Securities Fund       Growth Securities Fund
                                                                                  --------------------------------------------------
                                                                                     2000           1999      2000           1999
                                                                                  --------------------------------------------------
Increase (decrease) in net assets:
      Operations:
           Investment income (loss), net .....................................    $  5,057          4,822      (293)          (228)
           Realized gains (losses) on investments, net .......................         824          2,921     3,380          1,016
           Net change in unrealized appreciation
             (depreciation) on investments ...................................       1,755         (9,842)   (1,828)         5,588
                                                                                  --------------------------------------------------
             Net increase (decrease) in net assets
               from operations ...............................................       7,636         (2,099)    1,259          6,376
                                                                                  --------------------------------------------------

      Contract transactions - All products (See note 5 for detail by product):
           Purchase payments .................................................         201            865       547          1,016
           Transfers between funds ...........................................      (4,397)        (4,069)    4,416         11,961
           Surrenders and terminations .......................................     (15,104)       (20,924)   (5,964)        (7,150)
           Rescissions .......................................................          --             --        --            (27)
           Other transactions (note 2) .......................................         (28)           (43)      (13)           (11)
                                                                                  --------------------------------------------------
           Net increase (decrease) in net assets resulting
             from contract transactions ......................................     (19,328)       (24,171)   (1,014)         5,789
                                                                                  --------------------------------------------------

Increase (decrease) in net assets ............................................     (11,692)       (26,270)      245         12,165

Net assets at beginning of year ..............................................      56,046         82,316    28,257         16,092
                                                                                  --------------------------------------------------

Net assets at end of year ....................................................    $ 44,354         56,046    28,502         28,257
                                                                                  ==================================================

                                                                                      Franklin          Franklin Natural Resources
                                                                                  Money Market Fund           Securities Fund
                                                                                ---------------------------------------------------
                                                                                 2000           1999         2000          1999
                                                                                ---------------------------------------------------
Increase (decrease) in net assets:
      Operations:
           Investment income (loss), net .....................................  $   933           897          (27)             1
           Realized gains (losses) on investments, net .......................       --            --          (61)          (770)
           Net change in unrealized appreciation
             (depreciation) on investments ...................................       --            --        1,012          1,633
                                                                                ---------------------------------------------------
             Net increase (decrease) in net assets
               from operations ...............................................      933           897          924            864
                                                                                ---------------------------------------------------

      Contract transactions - All products (See note 5 for detail by product):
           Purchase payments .................................................      142           485           43             73
           Transfers between funds ...........................................    4,204         5,597          153           (218)
           Surrenders and terminations .......................................   (7,185)      (13,090)        (671)        (1,194)
           Rescissions .......................................................      (16)          (39)          --             --
           Other transactions (note 2) .......................................       (9)          (12)          (2)            (2)
                                                                                ---------------------------------------------------
           Net increase (decrease) in net assets resulting
             from contract transactions ......................................   (2,864)       (7,059)        (477)        (1,341)
                                                                                ---------------------------------------------------

Increase (decrease) in net assets ............................................   (1,931)       (6,162)         447           (477)

Net assets at beginning of year ..............................................   25,192        31,354        3,115          3,592
                                                                                ---------------------------------------------------

Net assets at end of year ....................................................  $23,261        25,192        3,562          3,115
                                                                                ===================================================

                 See accompanying notes to financial statements.

                                       14
                                       -----------------------------------------


PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 2000 and 1999
(In thousands)

                                                                                           Franklin            Franklin Rising
                                                                                       Real Estate Fund    Dividends Securities Fund
                                                                                  --------------------------------------------------
                                                                                    2000            1999      2000           1999
                                                                                  --------------------------------------------------
Increase (decrease) in net assets:
      Operations:
           Investment income (loss), net .....................................    $    540            913       831            116
           Realized gains (losses) on investments, net .......................          (8)         1,434     4,452         11,890
           Net change in unrealized appreciation
             (depreciation) on investments ...................................       2,015         (3,300)      462        (18,289)
                                                                                  --------------------------------------------------
             Net increase (decrease) in net assets
               from operations ...............................................       2,547           (953)    5,745         (6,283)
                                                                                  --------------------------------------------------

      Contract transactions - All products (See note 5 for detail by product):
           Purchase payments .................................................          70             87       316          1,082
           Transfers between funds ...........................................        (228)        (1,981)   (3,831)        (2,689)
           Surrenders and terminations .......................................      (2,489)        (3,470)  (10,146)       (16,665)
           Rescissions .......................................................          --             --        --             (3)
           Other transactions (note 2) .......................................          (5)            (8)      (21)           (32)
                                                                                  --------------------------------------------------
           Net increase (decrease) in net assets resulting
             from contract transactions ......................................      (2,652)        (5,372)  (13,682)       (18,307)
                                                                                  --------------------------------------------------

Increase (decrease) in net assets ............................................        (105)        (6,325)   (7,937)       (24,590)

Net assets at beginning of year ..............................................      10,050         16,375    42,979         67,569
                                                                                  --------------------------------------------------

Net assets at end of year ....................................................    $  9,945         10,050    35,042         42,979
                                                                                  ==================================================

                                                                                       Franklin                    Franklin
                                                                                  S&P 500 Index Fund            Small Cap Fund
                                                                                ---------------------------------------------------
                                                                                 2000            1999         2000          1999
                                                                                ---------------------------------------------------
Increase (decrease) in net assets:
      Operations:
           Investment income (loss), net .....................................  $  (27)           --           (333)          (148)
           Realized gains (losses) on investments, net .......................      (2)           --          4,515            488
           Net change in unrealized appreciation
             (depreciation) on investments ...................................    (181)           10         (8,010)        10,634
                                                                                ---------------------------------------------------
             Net increase (decrease) in net assets
               from operations ...............................................    (210)           10         (3,828)        10,974
                                                                                ---------------------------------------------------

      Contract transactions - All products (See note 5 for detail by product):
           Purchase payments .................................................     313            --            506            727
           Transfers between funds ...........................................   2,000           521          4,219            665
           Surrenders and terminations .......................................    (306)          (45)        (4,791)        (4,324)
           Rescissions .......................................................      --            --             --             --
           Other transactions (note 2) .......................................      (1)           --            (11)            (8)
                                                                                ---------------------------------------------------
           Net increase (decrease) in net assets resulting
             from contract transactions ......................................   2,006           476            (77)        (2,940)
                                                                                ---------------------------------------------------

Increase (decrease) in net assets ............................................   1,796           486         (3,905)         8,034

Net assets at beginning of year ..............................................     486            --         22,936         14,902
                                                                                ---------------------------------------------------

Net assets at end of year ....................................................  $2,282           486         19,031         22,936
                                                                                ===================================================

                 See accompanying notes to financial statements.

                                       15
-----------------------------------------


PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 2000 and 1999
(In thousands)

                                                                                      Franklin Technology           Franklin
                                                                                        Securities Fund        U.S. Government Fund
                                                                                   -------------------------------------------------
                                                                                     2000            1999       2000          1999
                                                                                   -------------------------------------------------
Increase (decrease) in net assets:
      Operations:
           Investment income (loss), net .....................................     $    (3)           --         (611)        7,750
           Realized gains (losses) on investments, net .......................          (4)           --       (1,475)          (66)
           Net change in unrealized appreciation
             (depreciation) on investments ...................................        (181)           --        6,479        (9,210)
                                                                                   -------------------------------------------------
             Net increase (decrease) in net assets
               from operations ...............................................        (188)           --        4,393        (1,526)
                                                                                   -------------------------------------------------

      Contract transactions - All products (See note 5 for detail by product):
           Purchase payments .................................................          57            --          150           904
           Transfers between funds ...........................................         661            --       (3,624)         (389)
           Surrenders and terminations .......................................         (41)           --      (11,223)      (17,918)
           Rescissions .......................................................          --            --           --           (23)
           Other transactions (note 2) .......................................          --            --          (24)          (33)
                                                                                   -------------------------------------------------
           Net increase (decrease) in net assets resulting
             from contract transactions ......................................         677            --      (14,721)      (17,459)
                                                                                   -------------------------------------------------

Increase (decrease) in net assets ............................................         489            --      (10,328)      (18,985)

Net assets at beginning of year ..............................................          --            --       53,540        72,525
                                                                                   -------------------------------------------------

Net assets at end of year ....................................................     $   489            --       43,212        53,540
                                                                                   =================================================

                                                                                    Franklin Value           Franklin Zero Coupon
                                                                                    Securities Fund               Fund - 2000
                                                                                 -------------------------------------------------
                                                                                   2000          1999         2000          1999
                                                                                 -------------------------------------------------
Increase (decrease) in net assets:
      Operations:
           Investment income (loss), net .....................................   $  (10)           (6)          505         1,785
           Realized gains (losses) on investments, net .......................       12             4        (3,071)          223
           Net change in unrealized appreciation
             (depreciation) on investments ...................................      179             8         1,465        (1,804)
                                                                                 -------------------------------------------------
             Net increase (decrease) in net assets
               from operations ...............................................      181             6        (1,101)          204
                                                                                 -------------------------------------------------

      Contract transactions - All products (See note 5 for detail by product):
           Purchase payments .................................................       33            79            33            69
           Transfers between funds ...........................................      261           299        (6,409)         (357)
           Surrenders and terminations .......................................     (110)          (27)       (3,678)       (3,722)
           Rescissions .......................................................       (1)           --           (21)           --
           Other transactions (note 2) .......................................       --            --            (4)           (6)
                                                                                 -------------------------------------------------
           Net increase (decrease) in net assets resulting
             from contract transactions ......................................      183           351       (10,079)       (4,016)
                                                                                 -------------------------------------------------

Increase (decrease) in net assets ............................................      364           357       (11,180)       (3,812)

Net assets at beginning of year ..............................................      667           310        11,180        14,992
                                                                                 -------------------------------------------------

Net assets at end of year ....................................................   $1,031           667            --        11,180
                                                                                 =================================================

                 See accompanying notes to financial statements.

                                       16
                                       -----------------------------------------


PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 2000 and 1999
(In thousands)

                                                                                    Franklin Zero Coupon        Franklin Zero Coupon
                                                                                        Fund - 2005                 Fund - 2010
                                                                                   -------------------------------------------------
                                                                                     2000          1999         2000          1999
                                                                                   -------------------------------------------------
Increase (decrease) in net assets:
      Operations:
           Investment income (loss), net .....................................     $  (143)          755         (56)          629
           Realized gains (losses) on investments, net .......................          55           150        (191)          219
           Net change in unrealized appreciation
             (depreciation) on investments ...................................         611        (1,492)        899        (1,784)
                                                                                   -------------------------------------------------
             Net increase (decrease) in net assets
               from operations ...............................................         523          (587)        652          (936)
                                                                                   -------------------------------------------------

      Contract transactions - All products (See note 5 for detail by product):
           Purchase payments .................................................           5            77          18           212
           Transfers between funds ...........................................         692          (457)       (383)         (612)
           Surrenders and terminations .......................................      (1,295)       (1,725)     (1,233)       (1,416)
           Rescissions .......................................................          --            --          --            --
           Other transactions (note 2) .......................................          (3)           (3)         (2)           (3)
                                                                                   -------------------------------------------------
           Net increase (decrease) in net assets resulting
             from contract transactions ......................................        (601)       (2,108)     (1,600)       (1,819)
                                                                                   -------------------------------------------------

Increase (decrease) in net assets ............................................         (78)       (2,695)       (948)       (2,755)

Net assets at beginning of year ..............................................       6,094         8,789       4,926         7,681
                                                                                   -------------------------------------------------

Net assets at end of year ....................................................     $ 6,016         6,094       3,978         4,926
                                                                                   =================================================

                                                                                    Mutual Discovery             Mutual Shares
                                                                                    Securities Fund             Securities Fund
                                                                                 -------------------------------------------------
                                                                                   2000          1999          2000         1999
                                                                                 -------------------------------------------------
Increase (decrease) in net assets:
      Operations:
           Investment income (loss), net .....................................   $   187           169           374           318
           Realized gains (losses) on investments, net .......................       480            40         1,491           546
           Net change in unrealized appreciation
             (depreciation) on investments ...................................       348         2,050           642         2,130
                                                                                 -------------------------------------------------
             Net increase (decrease) in net assets
               from operations ...............................................     1,015         2,259         2,507         2,994
                                                                                 -------------------------------------------------

      Contract transactions - All products (See note 5 for detail by product):
           Purchase payments .................................................       142           185           145         1,099
           Transfers between funds ...........................................       506          (727)       (1,296)          914
           Surrenders and terminations .......................................    (2,423)       (2,964)       (5,673)       (5,463)
           Rescissions .......................................................        --            --            --            (4)
           Other transactions (note 2) .......................................        (6)           (6)          (12)          (16)
                                                                                 -------------------------------------------------
           Net increase (decrease) in net assets resulting
             from contract transactions ......................................    (1,781)       (3,512)       (6,836)       (3,470)
                                                                                 -------------------------------------------------

Increase (decrease) in net assets ............................................      (766)       (1,253)       (4,329)         (476)

Net assets at beginning of year ..............................................    11,579        12,832        26,760        27,236
                                                                                 -------------------------------------------------

Net assets at end of year ....................................................   $10,813        11,579        22,431        26,760
                                                                                 =================================================

                 See accompanying notes to financial statements.

                                       17
-----------------------------------------


PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 2000 and 1999
(In thousands)

                                                                                      Templeton Asset        Templeton Developing
                                                                                       Strategy Fund        Markets Securities Fund
                                                                                   ------------------------------------------------
                                                                                     2000          1999        2000         1999
                                                                                   ------------------------------------------------
Increase (decrease) in net assets:
      Operations:
           Investment income (loss), net .....................................     $   (34)         211          (22)          42
           Realized gains (losses) on investments, net .......................         (67)         236         (332)        (656)
           Net change in unrealized appreciation
             (depreciation) on investments ...................................           9         (253)      (1,645)       3,346
                                                                                   ------------------------------------------------
           Net increase (decrease) in net assets
             from operations .................................................         (92)         194       (1,999)       2,732
                                                                                   ------------------------------------------------

      Contract transactions - All products (See note 5 for detail by product):
           Purchase payments .................................................          25           54          141          234
           Transfers between funds ...........................................        (238)        (527)        (444)          76
           Surrenders and terminations .......................................        (657)        (700)      (1,643)      (1,436)
           Rescissions .......................................................          --           --           --           --
           Other transactions (note 2) .......................................          (2)          (3)          (3)          (5)
                                                                                   ------------------------------------------------
           Net increase (decrease) in net assets resulting
             from contract transactions ......................................        (872)      (1,176)      (1,949)      (1,131)
                                                                                   ------------------------------------------------

Increase (decrease) in net assets ............................................        (964)        (982)      (3,948)       1,601

Net assets at beginning of year ..............................................       3,351        4,333        7,629        6,028
                                                                                   ------------------------------------------------

Net assets at end of year ....................................................     $ 2,387        3,351        3,681        7,629
                                                                                   ================================================

                                                                                 Templeton Global Income       Templeton Growth
                                                                                     Securities Fund           Securities Fund
                                                                                 -----------------------------------------------
                                                                                    2000         1999         2000         1999
                                                                                 -----------------------------------------------
Increase (decrease) in net assets:
      Operations:
           Investment income (loss), net .....................................    $   (92)         780          122          299
           Realized gains (losses) on investments, net .......................       (493)        (290)       4,401        4,959
           Net change in unrealized appreciation
             (depreciation) on investments ...................................        701       (1,395)      (4,848)       1,167
                                                                                 -----------------------------------------------
           Net increase (decrease) in net assets
             from operations .................................................        116         (905)        (325)       6,425
                                                                                 -----------------------------------------------

      Contract transactions - All products (See note 5 for detail by product):
           Purchase payments .................................................         49           89          514          806
           Transfers between funds ...........................................       (452)        (664)          (9)         838
           Surrenders and terminations .......................................     (2,473)      (3,530)     (10,460)      (6,746)
           Rescissions .......................................................         --           --          (16)          (9)
           Other transactions (note 2) .......................................         (5)          (6)         (18)         (21)
                                                                                 -----------------------------------------------
           Net increase (decrease) in net assets resulting
             from contract transactions ......................................     (2,881)      (4,111)      (9,989)      (5,132)
                                                                                 -----------------------------------------------

Increase (decrease) in net assets ............................................     (2,765)      (5,016)     (10,314)       1,293

Net assets at beginning of year ..............................................      9,123       14,139       37,979       36,686
                                                                                 -----------------------------------------------

Net assets at end of year ....................................................    $ 6,358        9,123       27,665       37,979
                                                                                 ===============================================

                 See accompanying notes to financial statements.

                                       18
                                       -----------------------------------------


PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 2000 and 1999
(In thousands)

                                                                                   Templeton International   Templeton International
                                                                                      Securities Fund        Smaller Companies Fund
                                                                                  --------------------------------------------------
                                                                                    2000           1999        2000          1999
                                                                                  --------------------------------------------------
Increase (decrease) in net assets:
      Operations:
           Investment income (loss), net .....................................    $   (509)        2,122          4            15
           Realized gains (losses) on investments, net .......................      10,961         4,165         (7)          (47)
           Net change in unrealized appreciation
             (depreciation) on investments ...................................     (13,460)        4,247        (28)          245
                                                                                  --------------------------------------------------
             Net increase (decrease) in net assets
               from operations ...............................................      (3,008)       10,534        (31)          213
                                                                                  --------------------------------------------------

      Contract transactions - All products (See note 5 for detail by product):
           Purchase payments .................................................         246           281         74           136
           Transfers between funds ...........................................        (158)       (2,567)       (73)          (28)
           Surrenders and terminations .......................................     (11,088)      (15,365)      (251)         (217)
           Rescissions .......................................................         (12)          (11)        --            --
           Other transactions (note 2) .......................................         (21)          (28)        (1)           (1)
                                                                                  --------------------------------------------------
           Net increase (decrease) in net assets resulting
             from contract transactions ......................................     (11,033)      (17,690)      (251)         (110)
                                                                                  --------------------------------------------------

Increase (decrease) in net assets ............................................     (14,041)       (7,156)      (282)          103

Net assets at beginning of year ..............................................      47,164        54,320      1,202         1,099
                                                                                  --------------------------------------------------

Net assets at end of year ....................................................    $ 33,123        47,164        920         1,202
                                                                                  ==================================================

                                                                                 Templeton Pacific            USAllianz VIP
                                                                               Growth Securities Fund     Diversified Assets Fund
                                                                               --------------------------------------------------
                                                                                 2000          1999           2000       1999
                                                                               --------------------------------------------------
Increase (decrease) in net assets:
      Operations:
           Investment income (loss), net ..................................... $   (61)          (31)            8            --
           Realized gains (losses) on investments, net .......................  (1,602)       (2,409)            4            --
           Net change in unrealized appreciation
             (depreciation) on investments ...................................     152         4,586           (19)           --
                                                                               --------------------------------------------------
             Net increase (decrease) in net assets
               from operations ...............................................  (1,511)        2,146            (7)           --
                                                                               --------------------------------------------------

      Contract transactions - All products (See note 5 for detail by product):
           Purchase payments .................................................      24           110             5            --
           Transfers between funds ...........................................    (820)          485           430             2
           Surrenders and terminations .......................................  (1,723)       (2,132)         (227)           --
           Rescissions .......................................................      --            --            --            --
           Other transactions (note 2) .......................................      (3)           (6)           --            --
                                                                               --------------------------------------------------
           Net increase (decrease) in net assets resulting
             from contract transactions ......................................  (2,522)       (1,543)          208             2
                                                                               --------------------------------------------------

Increase (decrease) in net assets ............................................  (4,033)          603           201             2

Net assets at beginning of year ..............................................   7,282         6,679             2            --
                                                                               --------------------------------------------------

Net assets at end of year .................................................... $ 3,249         7,282           203             2
                                                                               ==================================================

                 See accompanying notes to financial statements.

                                       19
-----------------------------------------


PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 2000 and 1999
(In thousands)

                                                                                         USAllianz VIP             USAllianz VIP
                                                                                       Fixed Income Fund            Growth Fund
                                                                                   ------------------------------------------------
                                                                                     2000            1999       2000          1999
                                                                                   ------------------------------------------------
Increase (decrease) in net assets:
      Operations:
           Investment income (loss), net .....................................     $      7            --         (1)           --
           Realized gains (losses) on investments, net .......................           --            --          3            (2)
           Net change in unrealized appreciation
             (depreciation) on investments ...................................           --            --         --            --
                                                                                   ------------------------------------------------
             Net increase (decrease) in net assets
               from operations ...............................................            7            --          2            (2)
                                                                                   ------------------------------------------------

      Contract transactions - All products (See note 5 for detail by product):
           Purchase payments .................................................          102            --          7            --
           Transfers between funds ...........................................           52            22        164             2
           Surrenders and terminations .......................................           (3)          (22)       (31)           --
           Rescissions .......................................................           --            --         --            --
           Other transactions (note 2) .......................................           --            --         --            --
                                                                                   ------------------------------------------------
           Net increase (decrease) in net assets resulting
             from contract transactions ......................................          151            --        140             2
                                                                                   ------------------------------------------------

Increase (decrease) in net assets ............................................          158            --        142            --

Net assets at beginning of year ..............................................           --            --         --            --
                                                                                   ------------------------------------------------

Net assets at end of year ....................................................     $    158            --        142            --
                                                                                   ================================================


                                                                                      Total All Funds
                                                                                   ----------------------
                                                                                     2000          1999
                                                                                   ----------------------
Increase (decrease) in net assets:
      Operations:
           Investment income (loss), net .....................................     $ 10,183        32,387
           Realized gains (losses) on investments, net .......................       45,451        50,728
           Net change in unrealized appreciation
             (depreciation) on investments ...................................      (57,627)      (26,039)
                                                                                   ----------------------
             Net increase (decrease) in net assets
               from operations ...............................................       (1,993)       57,076
                                                                                   ----------------------

      Contract transactions - All products (See note 5 for detail by product):
           Purchase payments .................................................        5,754        11,423
           Transfers between funds ...........................................       (1,006)        5,218
           Surrenders and terminations .......................................     (146,584)     (190,613)
           Rescissions .......................................................          (97)         (133)
           Other transactions (note 2) .......................................         (289)         (372)
                                                                                   ----------------------
           Net increase (decrease) in net assets resulting
             from contract transactions ......................................     (142,222)     (174,477)
                                                                                   ----------------------

Increase (decrease) in net assets ............................................     (144,215)     (117,401)

Net assets at beginning of year ..............................................      614,588       731,989
                                                                                   ----------------------

Net assets at end of year ....................................................     $470,373       614,588
                                                                                   ======================

                 See accompanying notes to financial statements.

                                       20
                                       -----------------------------------------


PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

Notes to Financial Statements
December 31, 2000

1. ORGANIZATION

Preferred Life Variable Account C (Variable Account) is a segregated investment account of Preferred Life Insurance Company of New York (Preferred Life) and is registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940 (as amended). The Variable Account was established by Preferred Life on February 26, 1988 and commenced operations September 6, 1991. Accordingly, it is an accounting entity wherein all segregated account transactions are reflected.

The Variable Account's assets are the property of Preferred Life and are held for the benefit of the owners and other persons entitled to payments under variable annuity contracts issued through the Variable Account and underwritten by Preferred Life. The assets of the Variable Account, equal to the reserves and other liabilities of the Variable Account, are not chargeable with liabilities that arise from any other business which Preferred Life may conduct.

The Variable Account's sub-accounts may invest, at net asset values, in one or more of select portfolios of the following investment advisers in accordance with the selection made by the contract owner. The investment advisers for each portfolio are listed in the following table.

Portfolio                                              Investment Adviser
---------                                              ------------------
AIM V.I. Growth Fund                                   AIM Advisors, Inc.
Alger American Growth Portfolio                        Fred Alger Management, Inc.
Alger American Leveraged AllCap Portfolio              Fred Alger Management, Inc.
Franklin Aggressive Growth Securities Fund             Franklin Advisers, Inc.
Franklin Global Communications Securities Fund         Franklin Advisers, Inc.
Franklin Global Health Care Securities Fund            Franklin Advisers, Inc.
Franklin Growth and Income Securities Fund             Franklin Advisers, Inc.
Franklin High Income Fund                              Franklin Advisers, Inc.
Franklin Income Securities Fund                        Franklin Advisers, Inc.
Franklin Large Cap Growth Securities Fund              Franklin Advisers, Inc.
Franklin Money Market Fund                             Franklin Advisers, Inc.
Franklin Natural Resources Securities Fund             Franklin Advisers, Inc.
Franklin Real Estate Fund                              Franklin Advisers, Inc.
Franklin Rising Dividends Securities Fund              Franklin Advisory Services, LLC
Franklin S&P 500 Index Fund                            Franklin Advisers, Inc.
Franklin Small Cap Fund                                Franklin Advisers, Inc.
Franklin Technology Securities Fund                    Franklin Advisers, Inc.
Franklin U.S. Government Fund                          Franklin Advisers, Inc.
Franklin Value Securities Fund                         Franklin Advisory Services, LLC
Franklin Zero Coupon Fund - 2005                       Franklin Advisers, Inc.
Franklin Zero Coupon Fund - 2010                       Franklin Advisers, Inc.
Mutual Discovery Securities Fund                       Franklin Mutual Advisers, LLC
Mutual Shares Securities Fund                          Franklin Mutual Advisers, LLC
SP Jennison International Growth Fund*                 Prudential Investments Fund Management, LLC
SP Strategic Partners Focused Growth Fund*             Prudential Investments Fund Management , LLC
Templeton Asset Strategy Fund                          Templeton Global Advisors Limited
Templeton Developing Markets Securities Fund           Templeton Asset Management Ltd.
Templeton Global Income Securities Fund                Franklin Advisers, Inc.
Templeton Growth Securities Fund                       Templeton Global Advisors Limited
Templeton International Securities Fund                Franklin Advisers, Inc.
Templeton International Smaller Companies Fund         Templeton Investment Counsel, Inc.
Templeton Pacific Growth Securities Fund               Franklin Advisers, Inc.
USAllianz VIP Diversified Assets Fund *                Allianz of America, Inc.
USAllianz VIP Fixed Income Fund *                      Allianz of America, Inc.
USAllianz VIP Growth Fund *                            Allianz of America, Inc.

*Portfolio contains class 2 shares which assess 12b-1 fees.

                                       21
-----------------------------------------


PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

Notes to Financial Statements (continued)
December 31, 2000

2. SIGNIFICANT ACCOUNTING POLICIES

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investments

Investments of the Variable Account are valued daily at market value using net asset values provided by AIM Variable Insurance Funds, Inc., The Alger American Fund, the Franklin Templeton Variable Insurance Products Trust, Prudential Investments Fund Management, LLC , and the USAllianz Variable Insurance Products Trust.

Realized investment gains include realized gain distributions received from the respective portfolios and gains on the sale of portfolio shares as determined by the average cost method. Realized gain distributions are reinvested in the respective portfolios. Dividend distributions received from the portfolios are reinvested in additional shares of the portfolios and are recorded as income to the Variable Account on the ex-dividend date.

A Flexible Fixed Account investment option and a Dollar Cost Averaging Fixed Account investment option are available to deferred annuity contract owners. These accounts are comprised of equity and fixed income investments which are part of the general assets of Preferred Life. The liabilities of the Fixed Accounts are part of the general obligations of Preferred Life and are not included in the Variable Account. The guaranteed minimum rate of return on the Fixed Accounts is 3%.

On December 15, 2000, the SP Jennison International Growth Fund and SP Strategic Partners Focused Growth Fund were added as available investment options. The Franklin Aggressive Growth Securities Fund and Franklin Technology Securities Fund were added as available investment options on May 1, 2000. On November 12, 1999, the AIM VI Growth Fund, Alger American Growth Portfolio, Alger American Leveraged AllCap Portfolio, Franklin S&P 500 Index Fund, USAllianz VIP Diversified Assets Fund, USAllianz VIP Fixed Income Fund, and USAllianz VIP Growth Fund were added as available investment options.

During the years ended December 31, 2000 and 1999, several portfolios changed their name as summarized, with the effective date of the change, in the following table.

Current Portfolio                                       Prior Portfolio Name                               Effective Date
-----------------                                       --------------------                               --------------
Franklin Global Communications Securities Fund          Franklin Global Utilities Securities Fund          November 15, 1999
Franklin Real Estate Fund                               Franklin Real Estate Securities Fund               November 15, 1999
Franklin Rising Dividends Securities Fund               Franklin Rising Dividends Fund                     November 15, 1999
Franklin U.S. Government Fund                           Franklin U.S. Government Securities Fund           November 15, 1999
Franklin Large Cap Growth Securities Fund               Franklin Capital Growth Fund                       December 15, 1999
Franklin Growth and Income Securities Fund              Franklin Growth and Income Fund                    May 1, 2000
Templeton Asset Strategy Fund                           Templeton Global Asset Allocation Fund             May 1, 2000
Templeton Developing Markets Securities Fund            Templeton Developing Markets Equity Fund           May 1, 2000
Templeton Growth Securities Fund                        Templeton Global Growth Fund                       May 1, 2000
Templeton International Securities Fund                 Templeton International Equity Fund                May 1, 2000
Templeton Pacific Growth Securities Fund                Templeton Pacific Growth Fund                      May 1, 2000

Contracts in Annuity Payment Period

Annuity reserves are computed for currently payable contracts according to the 1983 Individual Annuity Mortality Table, using an assumed investment return
(AIR) equal to the AIR of the specific contracts, either 3% or 5%. Charges to annuity reserves for mortality and risk expense are reimbursed to Preferred Life if the reserves required are less than originally estimated. If additional reserves are required, Preferred Life reimburses the account.

                                       22
                                       -----------------------------------------


PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

Notes to Financial Statements (continued)
December 31, 2000

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Expenses

Asset Based Expenses

A mortality and expense risk charge is deducted from the Variable Account on a daily basis. The charge is equal, on an annual basis, to 1.25% of the daily net assets of Valuemark II and 1.34% of the daily net assets of Valuemark IV.

An administrative charge is deducted from the Variable Account on a daily basis equal, on an annual basis, to 0.15% of the daily net assets of all products which comprise the Variable Account

Contract Based Expenses

A contract maintenance charge is paid by the contract owner annually from each contract by liquidating contract units at the end of the contract year and at the time of full surrender. The amount of the charge is $30 each year. Contract maintenance charges deducted during the years ended December 31, 2000 and 1999 were $359,370 and $443,591, respectively. These contract charges are reflected in the Statements of Changes in Net Assets as other transactions.

A contingent deferred sales charge is deducted from the contract value at the time of surrender. This charge applies only to a surrender of purchase payments received within five years of the date of surrender for Valuemark II contracts and within seven years of the date of surrender for Valuemark IV contracts. The amount of the contingent deferred sales charge is shown below.

                                Contingent Deferred Sales Charge
Years Since                     --------------------------------
Payment                         Valuemark II        Valuemark IV
-------                         ------------        ------------
0-1                             5%                  6%
1-2                             5%                  6%
2-3                             4%                  6%
3-4                             3%                  5%
4-5                             1.5%                4%
5-6                             0%                  3%
6-7                             0%                  2%

Total contingent deferred sales charges paid by the contract owners during the years ended December 31, 2000 and 1999 were $632,789 and $961,794, respectively.

On Valuemark II deferred annuity contracts, a systematic withdrawal plan is available which allows an owner to withdraw up to nine percent (9%) of purchase payments less prior surrenders annually, paid monthly or quarterly, without incurring a contingent deferred sales charge. The systematic withdrawal plan available to Valuemark IV deferred annuity contract owners allows up to fifteen percent (15%) of the contract value withdrawn annually, paid monthly or quarterly, without incurring a contingent deferred sales charge. The exercise of the systematic withdrawal plan in any contract year replaces the 15% penalty free privilege for that year for all deferred annuity contracts.

Currently, twelve transfers are permitted each contract year. Thereafter, the fee is $25 per transfer, or 2% of the amount transferred, if less. Currently, transfers associated with the dollar cost averaging program are not counted. Total transfer charges during years ended December 31, 2000 and 1999 were $6,330 and $4,250, respectively. Transfer charges are reflected in the Statement of Changes in Net Assets as other transactions. Net transfers (to)/from the Fixed Accounts were ($1,006,130) and $5,218,108 for the years ended December 31, 2000 and 1999, respectively.

Premium taxes or other taxes payable to a state or other governmental entity will be charged against the contract values. Preferred Life may, at its sole discretion, pay taxes when due and deduct that amount from the contract value at a later date. Payment at an earlier date does not waive any right Preferred Life may have to deduct such amounts at a later date.

A rescission is defined as a contract that is returned to the company and canceled within the free-look period, generally within 10 days.

                                       23
-----------------------------------------


PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

Notes to Financial Statements (continued)
December 31, 2000

3. FEDERAL INCOME TAXES

Operations of the Variable Account form a part of, and are taxed with, operations of Preferred Life, which is taxed as a life insurance company under the Internal Revenue Code.

Preferred Life does not expect to incur any federal income taxes in the operation of the Variable Account. If, in the future, Preferred Life determines that the Variable Account may incur federal income taxes, it may then assess a charge against the Variable Account for such taxes.

4. PURCHASES AND SALES OF INVESTMENTS (IN THOUSANDS)

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2000 are as follows.

                                                                Cost of                 Proceeds from
Portfolio                                                      Purchases                    Sales
--------                                                     --------------             --------------
AIM V.I. Growth Fund                                                $ 5,636                    $ 1,387
Alger American Growth Portfolio                                       2,943                      1,532
Alger American Leveraged AllCap Portfolio                             2,845                      1,334
Franklin Aggressive Growth Securities Fund                              960                        314
Franklin Global Communications Securities Fund                       18,135                     17,714
Franklin Global Health Care Securities Fund                           3,003                      1,287
Franklin Growth and Income Securities Fund                           14,124                     27,110
Franklin High Income Fund                                             1,633                     10,688
Franklin Income Securities Fund                                       8,233                     20,056
Franklin Large Cap Growth Securities Fund                             6,567                      6,278
Franklin Money Market Fund                                           35,483                     37,477
Franklin Natural Resources Securities Fund                            1,404                      1,897
Franklin Real Estate Fund                                             1,549                      3,254
Franklin Rising Dividends Securities Fund                            10,599                     17,261
Franklin S&P 500 Index Fund                                           2,581                        597
Franklin Small Cap Fund                                               9,427                      8,088
Franklin Technology Securities Fund                                   2,967                      2,290
Franklin U.S. Government Fund                                         2,010                     17,319
Franklin Value Securities Fund                                          337                        164
Franklin Zero Coupon Fund - 2005                                      1,052                      1,634
Franklin Zero Coupon Fund - 2010                                      1,388                      2,974
Mutual Discovery Securities Fund                                      1,466                      3,058
Mutual Shares Securities Fund                                         4,960                     10,782
Templeton Asset Strategy Fund                                            92                        998
Templeton Developing Markets Securities Fund                            496                      2,459
Templeton Global Income Securities Fund                                  47                      3,002
Templeton Growth Securities Fund                                      5,584                     11,442
Templeton International Securities Fund                              12,384                     12,750
Templeton International Smaller Companies  Fund                         824                      1,070
Templeton Pacific Growth Securities Fund                             12,700                     15,276
USAllianz VIP Diversified Assets Fund                                   445                        230
USAllianz VIP Fixed Income Fund                                         156                          4
USAllianz VIP Growth Fund                                               770                        610

                                       24
                                       -----------------------------------------


PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

Notes to Financial Statements (continued)
December 31, 2000

5. CONTRACT TRANSACTIONS - ACCUMULATION UNIT ACTIVITY (IN THOUSANDS)

Transactions in dollars and units for each fund for the years ended December 31, 2000 and 1999 were as follows.

                                                      AIM V.I                Alger American
                                                    Growth Fund             Growth Portfolio
                                             ---------------------------------------------------
                                             Dollars          Units      Dollars          Units
                                             ---------------------------------------------------
        Valuemark II

Contract transactions - 1999:
  Purchase payments ...................      $     1            --       $    --            --
  Transfers between funds .............          396            38           394            38
  Surrenders and terminations .........          (22)           (2)          (22)           (2)
  Rescissions .........................           --            --            --            --
  Other transactions ..................           --            --            --            --
                                             ---------------------------------------------------

Total net contract transactions - 1999:      $   375            36       $   372            36
                                             ===================================================

Contract transactions - 2000:
  Purchase payments ...................      $    58             5       $     7             1
  Transfers between funds .............        5,252           447         1,507           137
  Surrenders and terminations .........       (1,514)         (135)         (476)          (44)
  Rescissions .........................           (1)           --            --            --
  Other transactions ..................           (2)           --            (1)           --
                                             ---------------------------------------------------

Total net contract transactions - 2000       $ 3,793           317       $ 1,037            94
                                             ===================================================

        Valuemark IV

Contract transactions - 1999:
  Purchase payments ...................      $    --            --       $    --            --
  Transfers between funds .............            4            --            87             8
  Surrenders and terminations .........           --            --            --            --
  Rescissions .........................           --            --            --            --
  Other transactions ..................           --            --            --            --
                                             ---------------------------------------------------

Total net contract transactions - 1999:      $     4            --       $    87             8
                                             ===================================================

Contract transactions - 2000:
  Purchase payments ...................      $   238            21       $   150            14
  Transfers between funds .............          165            14            70             8
  Surrenders and terminations .........          (16)           (2)          (15)           (1)
  Rescissions .........................           --            --            --            --
  Other transactions ..................           --            --            --            --
                                             ===================================================

Total net contract transactions - 2000       $   387            33       $   205            21
                                             ===================================================

                                                  Alger American           Franklin Aggressive
                                             Leveraged AllCap Portfolio   Growth Securities Fund
                                            ----------------------------------------------------
                                               Dollars          Units      Dollars        Units
                                            ----------------------------------------------------
        Valuemark II

Contract transactions - 1999:
  Purchase payments ...................        $    --            --       $    --            --
  Transfers between funds .............            212            18            --            --
  Surrenders and terminations .........             --            --            --            --
  Rescissions .........................             --            --            --            --
  Other transactions ..................             --            --            --            --
                                            ----------------------------------------------------

Total net contract transactions - 1999:        $   212            18       $    --            --
                                            ====================================================

Contract transactions - 2000:
  Purchase payments ...................        $    24             2       $     4            --
  Transfers between funds .............          1,129            86           642            61
  Surrenders and terminations .........           (111)          (10)          (31)           (3)
  Rescissions .........................             --            --            --            --
  Other transactions ..................             --            --            --            --
                                            ----------------------------------------------------

Total net contract transactions - 2000         $ 1,042            78       $   615            58
                                            ====================================================

        Valuemark IV

Contract transactions - 1999:
  Purchase payments ...................        $    --            --       $    --            --
  Transfers between funds .............             --            --            --            --
  Surrenders and terminations .........             --            --            --            --
  Rescissions .........................             --            --            --            --
  Other transactions ..................             --            --            --            --
                                            ----------------------------------------------------

Total net contract transactions - 1999:        $    --            --       $    --            --
                                            ====================================================

Contract transactions - 2000:
  Purchase payments ...................        $   174            16       $    10             1
  Transfers between funds .............            194            16            21             2
  Surrenders and terminations .........             (8)           (1)           --            --
  Rescissions .........................             --            --            --            --
  Other transactions ..................             --            --            --            --
                                            ====================================================

Total net contract transactions - 2000         $   360            31       $    31             3
                                            ====================================================

                                       25
-----------------------------------------


PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

Notes to Financial Statements (continued)
December 31, 2000

5. CONTRACT TRANSACTIONS - ACCUMULATION UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

                                                  Franklin Global             Franklin Global              Franklin
                                                  Communications                Health Care            Growth and Income
                                                  Securities Fund             Securities Fund           Securities Fund
                                            ---------------------------------------------------------------------------------
                                             Dollars          Units      Dollars           Units     Dollars         Units
                                            ---------------------------------------------------------------------------------
        Valuemark II

Contract transactions - 1999:
  Purchase payments ...................     $    218             8      $      8             1      $    579            22
  Transfers between funds .............         (714)          (26)          376            37          (747)          (31)
  Surrenders and terminations .........      (22,111)         (735)         (158)          (17)      (29,258)       (1,094)
  Rescissions .........................           (8)           --            --            --            --            --
  Other transactions ..................          (45)           (2)           --            --           (56)           (2)
                                            ---------------------------------------------------------------------------------

Total net contract transactions - 1999:     $(22,660)         (755)     $    226            21      $(29,482)       (1,105)
                                            =================================================================================

Contract transactions - 2000:
  Purchase payments ...................     $    160             4      $    105             7      $    230             9
  Transfers between funds .............            1            --         1,838           137        (5,250)         (215)
  Surrenders and terminations .........      (16,184)         (451)         (210)          (14)      (20,371)         (760)
  Rescissions .........................           (2)           --            --            --           (28)           (1)
  Other transactions ..................          (39)           (1)           (1)           --           (41)           (1)
                                            ---------------------------------------------------------------------------------

Total net contract transactions - 2000      $(16,064)         (448)     $  1,732           130      $(25,460)         (968)
                                            =================================================================================

        Valuemark IV

Contract transactions - 1999:
  Purchase payments ...................     $    504            17      $    348            38      $    601            23
  Transfers between funds .............          131             4          (212)          (25)          983            37
  Surrenders and terminations .........          (64)           (2)          (13)           (2)          (84)           (3)
  Rescissions .........................           (3)           --            --            --            --            --
  Other transactions ..................           --            --            --            --            --            --
                                            ---------------------------------------------------------------------------------

Total net contract transactions - 1999:     $    568            19      $    123            11      $  1,500            57
                                            =================================================================================

Contract transactions - 2000:
  Purchase payments ...................     $    431            11      $     68             5      $     83             3
  Transfers between funds .............          332             9            48             3           128             5
  Surrenders and terminations .........          (44)           (1)          (41)           (3)         (190)           (7)
  Rescissions .........................           --            --            --            --            --            --
  Other transactions ..................           (1)           --            --            --            (1)           --
                                            ---------------------------------------------------------------------------------

Total net contract transactions - 2000      $    718            19      $     75             5      $     20             1
                                            =================================================================================


                                                 Franklin High
                                                  Income Fund
                                            -----------------------
                                             Dollars         Units
                                            -----------------------
        Valuemark II

Contract transactions - 1999:
  Purchase payments ...................      $    129             6
  Transfers between funds .............        (2,280)         (106)
  Surrenders and terminations .........        (8,584)         (406)
  Rescissions .........................            (6)           --
  Other transactions ..................           (18)           (1)
                                            -----------------------

Total net contract transactions - 1999:      $(10,759)         (507)
                                            =======================

Contract transactions - 2000:
  Purchase payments ...................      $     91             5
  Transfers between funds .............        (2,608)         (122)
  Surrenders and terminations .........        (6,296)         (312)
  Rescissions .........................            --            --
  Other transactions ..................           (11)           (1)
                                            -----------------------

Total net contract transactions - 2000       $ (8,824)         (430)
                                            =======================

        Valuemark IV

Contract transactions - 1999:
  Purchase payments ...................      $    366            17
  Transfers between funds .............           506            24
  Surrenders and terminations .........           (52)           (3)
  Rescissions .........................            --            --
  Other transactions ..................            --            --
                                            -----------------------

Total net contract transactions - 1999:      $    820            38
                                            =======================

Contract transactions - 2000:
  Purchase payments ...................      $     12             1
  Transfers between funds .............           129             7
  Surrenders and terminations .........          (186)           (9)
  Rescissions .........................            --            --
  Other transactions ..................            --            --
                                            -----------------------

Total net contract transactions - 2000       $    (45)           (1)
                                            =======================

                                       26
                                       -----------------------------------------


PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

Notes to Financial Statements (continued)
December 31, 2000

5. CONTRACT TRANSACTIONS - ACCUMULATION UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

                                                                             Franklin Large
                                                Franklin Income                Cap Growth               Franklin Money
                                                Securities Fund              Securities Fund              Market Fund
                                            ---------------------------------------------------------------------------------
                                             Dollars         Units       Dollars          Units      Dollars         Units
                                            ---------------------------------------------------------------------------------
        Valuemark II

Contract transactions - 1999:
  Purchase payments ...................     $    307            12      $    360            22      $    392            26
  Transfers between funds .............       (4,558)         (185)       11,623           710         4,334           299
  Surrenders and terminations .........      (20,888)         (841)       (7,100)         (422)      (13,073)         (896)
  Rescissions .........................           --            --            --            --           (39)           (3)
  Other transactions ..................          (42)           (1)          (11)           (1)          (12)           (1)
                                            ---------------------------------------------------------------------------------

Total net contract transactions - 1999:     $(25,181)       (1,015)     $  4,872           309      $ (8,398)         (575)
                                            =================================================================================

Contract transactions - 2000:
  Purchase payments ...................     $     79             3      $    125             6      $     81             5
  Transfers between funds .............       (4,226)         (174)        3,336           154         5,282           462
  Surrenders and terminations .........      (14,870)         (574)       (5,854)         (266)       (7,234)         (598)
  Rescissions .........................           --            --            --            --            (1)           --
  Other transactions ..................          (28)           (2)          (12)           (1)           (9)           (1)
                                            ---------------------------------------------------------------------------------

Total net contract transactions - 2000      $(19,045)         (747)     $ (2,405)         (107)     $ (1,881)         (132)
                                            =================================================================================

        Valuemark IV

Contract transactions - 1999:
  Purchase payments ...................     $    558            23      $    656            40      $     92             6
  Transfers between funds .............          485            20           338            21         1,256            86
  Surrenders and terminations .........          (36)           (1)          (50)           (3)          (17)           (1)
  Rescissions .........................           --            --           (27)           (2)           --            --
  Other transactions ..................           (1)           --            --            --            --            --
                                            ---------------------------------------------------------------------------------

Total net contract transactions - 1999:     $  1,006            42      $    917            56      $  1,331            91
                                            =================================================================================

Contract transactions - 2000:
  Purchase payments ...................     $    122             5      $    422            19      $     61             4
  Transfers between funds .............         (171)           (7)        1,080            48        (1,078)          (72)
  Surrenders and terminations .........         (234)           (9)         (110)           (5)           49             3
  Rescissions .........................           --            --            --            --           (15)           (1)
  Other transactions ..................           --            --            (1)           --            --            --
                                            ---------------------------------------------------------------------------------

Total net contract transactions - 2000      $   (283)          (11)     $  1,391            62      $   (983)          (66)
                                            =================================================================================

                                                Franklin
                                            Natural Resources
                                             Securities Fund
                                           ----------------------
                                           Dollars         Units
                                           ----------------------
        Valuemark II

Contract transactions - 1999:
  Purchase payments ...................    $     12             1
  Transfers between funds .............        (210)          (28)
  Surrenders and terminations .........      (1,192)         (120)
  Rescissions .........................          --            --
  Other transactions ..................          (2)           --
                                           ----------------------

Total net contract transactions - 1999:    $ (1,392)         (147)
                                           ======================

Contract transactions - 2000:
  Purchase payments ...................    $      5            --
  Transfers between funds .............         146             7
  Surrenders and terminations .........        (667)          (53)
  Rescissions .........................          --            --
  Other transactions ..................          (2)           --
                                           ----------------------

Total net contract transactions - 2000     $   (518)          (46)
                                           ======================

        Valuemark IV

Contract transactions - 1999:
  Purchase payments ...................    $     61             6
  Transfers between funds .............          (8)           (1)
  Surrenders and terminations .........          (2)           --
  Rescissions .........................          --            --
  Other transactions ..................          --            --
                                           ----------------------

Total net contract transactions - 1999:    $     51             5
                                           ======================

Contract transactions - 2000:
  Purchase payments ...................    $     38             3
  Transfers between funds .............           7             1
  Surrenders and terminations .........          (4)           --
  Rescissions .........................          --            --
  Other transactions ..................          --            --
                                           ----------------------

Total net contract transactions - 2000     $     41             4
                                           ======================

                                       27
-----------------------------------------


PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

Notes to Financial Statements (continued)
December 31, 2000

5. CONTRACT TRANSACTIONS - ACCUMULATION UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

                                                                                Franklin
                                                  Franklin Real              Rising Dividends           Franklin S&P 500
                                                   Estate Fund               Securities Fund               Index Fund
                                            ---------------------------------------------------------------------------------
                                             Dollars          Units      Dollars          Units     Dollars           Units
                                            ---------------------------------------------------------------------------------
        Valuemark II

Contract transactions - 1999:
  Purchase payments ...................     $     34             1      $    304            15      $     --            --
  Transfers between funds .............       (2,005)          (90)       (3,111)         (157)          521            51
  Surrenders and terminations .........       (3,470)         (153)      (16,595)         (826)          (45)           (4)
  Rescissions .........................           --            --            --            --            --            --
  Other transactions ..................           (8)           --           (31)           (1)           --            --
                                            ---------------------------------------------------------------------------------

Total net contract transactions - 1999:     $ (5,449)         (242)     $(19,433)         (969)     $    476            47
                                            =================================================================================

Contract transactions - 2000:
  Purchase payments ...................     $     44             2      $    154             8      $     31             3
  Transfers between funds .............         (228)          (13)       (3,980)         (214)        1,886           183
  Surrenders and terminations .........       (2,472)         (102)      (10,095)         (527)         (294)          (29)
  Rescissions .........................           --            --            --            --            --            --
  Other transactions ..................           (5)           --           (20)           (1)           (1)           --
                                            ---------------------------------------------------------------------------------

Total net contract transactions - 2000      $ (2,661)         (113)     $(13,941)         (734)     $  1,622           157
                                            =================================================================================

        Valuemark IV

Contract transactions - 1999:
  Purchase payments ...................     $     53             2      $    778            39      $     --            --
  Transfers between funds .............           24             1           419            21            --            --
  Surrenders and terminations .........           --            --           (70)           (4)           --            --
  Rescissions .........................           --            --            (3)           --            --            --
  Other transactions ..................           --            --            (1)           --            --            --
                                            ---------------------------------------------------------------------------------

Total net contract transactions - 1999:     $     77             3      $  1,123            56      $     --            --
                                            =================================================================================

Contract transactions - 2000:
  Purchase payments ...................     $     26             1      $    162             9      $    282            28
  Transfers between funds .............           --            --           149             8           113            11
  Surrenders and terminations .........          (17)           (1)          (51)           (3)          (11)           (1)
  Rescissions .........................           --            --            --            --            --            --
  Other transactions ..................           --            --            (1)           --            --            --
                                            ---------------------------------------------------------------------------------

Total net contract transactions - 2000      $      9            --      $    259            14      $    384            38
                                            =================================================================================


                                                Franklin Small
                                                  Cap Fund
                                            ----------------------
                                            Dollars        Units
                                            ----------------------
        Valuemark II

Contract transactions - 1999:
  Purchase payments ...................     $    100             6
  Transfers between funds .............          962            27
  Surrenders and terminations .........       (4,302)         (262)
  Rescissions .........................           --            --
  Other transactions ..................           (8)           --
                                            ----------------------

Total net contract transactions - 1999:     $ (3,248)         (229)
                                            ======================

Contract transactions - 2000:
  Purchase payments ...................     $    194             6
  Transfers between funds .............        3,629           116
  Surrenders and terminations .........       (4,708)         (161)
  Rescissions .........................           --            --
  Other transactions ..................          (11)           --
                                            ----------------------

Total net contract transactions - 2000      $   (896)          (39)
                                            ======================

        Valuemark IV

Contract transactions - 1999:
  Purchase payments ...................     $    627            38
  Transfers between funds .............         (297)          (18)
  Surrenders and terminations .........          (22)           (1)
  Rescissions .........................           --            --
  Other transactions ..................           --            --
                                            ----------------------

Total net contract transactions - 1999:     $    308            19
                                            ======================

Contract transactions - 2000:
  Purchase payments ...................     $    312            11
  Transfers between funds .............          590            20
  Surrenders and terminations .........          (83)           (3)
  Rescissions .........................           --            --
  Other transactions ..................           --            --
                                            ----------------------

Total net contract transactions - 2000      $    819            28
                                            ======================

                                       28
                                       -----------------------------------------


PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

Notes to Financial Statements (continued)
December 31, 2000

5. CONTRACT TRANSACTIONS - ACCUMULATION UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

                                                    Franklin
                                                   Technology                Franklin U.S.              Franklin Value
                                                 Securities Fund            Government Fund             Securities Fund
                                            --------------------------------------------------------------------------------
                                             Dollars          Units     Dollars          Units       Dollars          Units
                                            --------------------------------------------------------------------------------
        Valuemark II

Contract transactions - 1999:
  Purchase payments ...................     $     --            --      $    406            22      $      7             1
  Transfers between funds .............           --            --        (1,792)          (96)          116            16
  Surrenders and terminations .........           --            --       (17,825)         (951)           (9)           (1)
  Rescissions .........................           --            --            (2)           --            --            --
  Other transactions ..................           --            --           (33)           (1)           --            --
                                            --------------------------------------------------------------------------------

Total net contract transactions - 1999:     $     --            --      $(19,246)       (1,026)     $    114            16
                                            ================================================================================

Contract transactions - 2000:
  Purchase payments ...................     $      7             1      $     60             3      $     12             1
  Transfers between funds .............          639            62        (2,606)         (140)          280            33
  Surrenders and terminations .........          (42)           (5)      (11,050)         (577)          (84)          (10)
  Rescissions .........................           --            --            --            --            (1)           --
  Other transactions ..................           --            --           (24)           (1)           --            --
                                            --------------------------------------------------------------------------------

Total net contract transactions - 2000      $    604            58      $(13,620)         (715)     $    207            24
                                            ================================================================================

        Valuemark IV

Contract transactions - 1999:
  Purchase payments ...................     $     --            --      $    498            27      $     72            10
  Transfers between funds .............           --            --         1,403            76           183            24
  Surrenders and terminations .........           --            --           (93)           (5)          (18)           (2)
  Rescissions .........................           --            --           (21)           (1)           --            --
  Other transactions ..................           --            --            --            --            --            --
                                            --------------------------------------------------------------------------------

Total net contract transactions - 1999:     $     --            --      $  1,787            97      $    237            32
                                            ================================================================================

Contract transactions - 2000:
  Purchase payments ...................     $     50             5      $     90             5      $     21             3
  Transfers between funds .............           22             2        (1,018)          (53)          (19)           (2)
  Surrenders and terminations .........            1            --          (173)           (9)          (26)           (3)
  Rescissions .........................           --            --            --            --            --            --
  Other transactions ..................           --            --            --            --            --            --
                                            --------------------------------------------------------------------------------

Total net contract transactions - 2000      $     73             7      $ (1,101)          (57)     $    (24)           (2)
                                            ================================================================================

                                                 Franklin
                                                Zero Coupon
                                                Fund - 2000
                                            ----------------------
                                            Dollars         Units
                                            ----------------------
        Valuemark II

Contract transactions - 1999:
  Purchase payments ...................     $     35             2
  Transfers between funds .............         (565)          (27)
  Surrenders and terminations .........       (3,720)         (178)
  Rescissions .........................           --            --
  Other transactions ..................           (6)           (1)
                                            ----------------------

Total net contract transactions - 1999:     $ (4,256)         (204)
                                            ======================

Contract transactions - 2000:
  Purchase payments ...................     $     33             2
  Transfers between funds .............       (6,149)         (349)
  Surrenders and terminations .........       (3,634)         (169)
  Rescissions .........................          (21)           (1)
  Other transactions ..................           (4)           --
                                            ----------------------

Total net contract transactions - 2000      $ (9,775)         (517)
                                            ======================

        Valuemark IV

Contract transactions - 1999:
  Purchase payments ...................     $     34             2
  Transfers between funds .............          208            10
  Surrenders and terminations .........           (2)           --
  Rescissions .........................           --            --
  Other transactions ..................           --            --
                                            ----------------------

Total net contract transactions - 1999:     $    240            12
                                            ======================

Contract transactions - 2000:
  Purchase payments ...................     $     --            --
  Transfers between funds .............         (260)          (12)
  Surrenders and terminations .........          (44)           (2)
  Rescissions .........................           --            --
  Other transactions ..................           --            --
                                            ----------------------

Total net contract transactions - 2000      $   (304)          (14)
                                            ======================

                                       29
-----------------------------------------


PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

Notes to Financial Statements (continued)
December 31, 2000

5. CONTRACT TRANSACTIONS - ACCUMULATION UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

                                                  Franklin                 Franklin
                                                 Zero Coupon              Zero Coupon               Mutual Discovery
                                                 Fund - 2005              Fund - 2010               Securities Fund
                                            ---------------------------------------------------------------------------
                                            Dollars         Units     Dollars         Units     Dollars         Units
                                            ---------------------------------------------------------------------------
        Valuemark II

Contract transactions - 1999:
  Purchase payments ...................     $    40            2      $    55            2      $    72            6
  Transfers between funds .............        (466)         (20)        (572)         (22)        (869)         (76)
  Surrenders and terminations .........      (1,720)         (72)      (1,410)         (55)      (2,954)        (247)
  Rescissions .........................          --           --           --           --           --           --
  Other transactions ..................          (3)          --           (3)          --           (6)          --
                                            ---------------------------------------------------------------------------

Total net contract transactions - 1999:     $(2,149)         (90)     $(1,930)         (75)     $(3,757)        (317)
                                            ===========================================================================

Contract transactions - 2000:
  Purchase payments ...................     $     4           --      $    12           --      $    65            4
  Transfers between funds .............         686           25         (381)         (14)         460           33
  Surrenders and terminations .........      (1,295)         (54)      (1,228)         (49)      (2,387)        (163)
  Rescissions .........................          --           --           --           --           --           --
  Other transactions ..................          (3)          --           (2)          --           (6)          --
                                            ---------------------------------------------------------------------------

Total net contract transactions - 2000      $  (608)         (29)     $(1,599)         (63)     $(1,868)        (126)
                                            ===========================================================================

        Valuemark IV

Contract transactions - 1999:
  Purchase payments ...................     $    37            2      $   157            6      $   113           10
  Transfers between funds .............           9           --          (40)          (2)         142           12
  Surrenders and terminations .........          (5)          --           (6)          --          (10)          (1)
  Rescissions .........................          --           --           --           --           --           --
  Other transactions ..................          --           --           --           --           --           --
                                            ---------------------------------------------------------------------------

Total net contract transactions - 1999:     $    41            2      $   111            4      $   245           21
                                            ===========================================================================

Contract transactions - 2000:
  Purchase payments ...................     $     1           --      $     6           --      $    77            5
  Transfers between funds .............           6           --           (2)          --           46            3
  Surrenders and terminations .........          --           --           (5)          --          (36)          (2)
  Rescissions .........................          --           --           --           --           --           --
  Other transactions ..................          --           --           --           --           --           --
                                            ---------------------------------------------------------------------------

Total net contract transactions - 2000      $     7           --      $    (1)          --      $    87            6
                                            ===========================================================================


                                              Mutual Shares
                                             Securities Fund
                                           --------------------
                                           Dollars       Units
                                           --------------------
        Valuemark II

Contract transactions - 1999:
  Purchase payments ...................    $   193           15
  Transfers between funds .............        424           28
  Surrenders and terminations .........     (5,409)        (426)
  Rescissions .........................         (4)          --
  Other transactions ..................        (16)          (2)
                                           --------------------

Total net contract transactions - 1999:    $(4,812)        (385)
                                           ====================

Contract transactions - 2000:
  Purchase payments ...................    $   133           10
  Transfers between funds .............     (1,889)        (143)
  Surrenders and terminations .........     (5,444)        (401)
  Rescissions .........................         --           --
  Other transactions ..................        (11)          (1)
                                           --------------------

Total net contract transactions - 2000     $(7,211)        (535)
                                           ====================

        Valuemark IV

Contract transactions - 1999:
  Purchase payments ...................    $   906           71
  Transfers between funds .............        490           39
  Surrenders and terminations .........        (54)          (4)
  Rescissions .........................         --           --
  Other transactions ..................         --           --
                                           --------------------

Total net contract transactions - 1999:    $ 1,342          106
                                           ====================

Contract transactions - 2000:
  Purchase payments ...................    $    12            1
  Transfers between funds .............        593           42
  Surrenders and terminations .........       (229)         (17)
  Rescissions .........................         --           --
  Other transactions ..................         (1)          --
                                           --------------------

Total net contract transactions - 2000     $   375           26
                                           ====================

                                       30
                                       -----------------------------------------


PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

Notes to Financial Statements (continued)
December 31, 2000

5. CONTRACT TRANSACTIONS - ACCUMULATION UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

                                                    Templeton                   Templeton                  Templeton
                                                 Asset Strategy             Developing Markets           Global Income
                                                      Fund                   Securities Fund            Securities Fund
                                            --------------------------------------------------------------------------------
                                             Dollars          Units      Dollars          Units     Dollars           Units
                                            --------------------------------------------------------------------------------
        Valuemark II

Contract transactions - 1999:
  Purchase payments ...................     $     39             3      $     49             5      $     31             2
  Transfers between funds .............         (552)          (41)          170             9          (679)          (39)
  Surrenders and terminations .........         (699)          (51)       (1,401)         (147)       (3,529)         (208)
  Rescissions .........................           --            --            --            --            --            --
  Other transactions ..................           (3)           (1)           (5)           (1)           (6)           --
                                            --------------------------------------------------------------------------------

Total net contract transactions - 1999:     $ (1,215)          (90)     $ (1,187)         (134)     $ (4,183)         (245)
                                            ================================================================================

Contract transactions - 2000:
  Purchase payments ...................     $     19             1      $     43             4      $     17             1
  Transfers between funds .............         (236)          (17)         (471)          (46)         (455)          (28)
  Surrenders and terminations .........         (655)          (47)       (1,642)         (162)       (2,473)         (152)
  Rescissions .........................           --            --            --            --            --            --
  Other transactions ..................           (2)           --            (3)           --            (5)           --
                                            --------------------------------------------------------------------------------

Total net contract transactions - 2000      $   (874)          (63)     $ (2,073)         (204)     $ (2,916)         (179)
                                            ================================================================================

        Valuemark IV

Contract transactions - 1999:
  Purchase payments ...................     $     15             1      $    185            18      $     58             3
  Transfers between funds .............           25             2           (94)           (9)           15             1
  Surrenders and terminations .........           (1)           --           (35)           (4)           (1)           --
  Rescissions .........................           --            --            --            --            --            --
  Other transactions ..................           --            --            --            --            --            --
                                            --------------------------------------------------------------------------------

Total net contract transactions - 1999:     $     39             3      $     56             5      $     72             4
                                            ================================================================================

Contract transactions - 2000:
  Purchase payments ...................     $      6            --      $     98            10      $     32             2
  Transfers between funds .............           (2)           --            27             2             3            --
  Surrenders and terminations .........           (2)           --            (1)           --            --            --
  Rescissions .........................           --            --            --            --            --            --
  Other transactions ..................           --            --            --            --            --            --
                                            --------------------------------------------------------------------------------

Total net contract transactions - 2000      $      2            --      $    124            12      $     35             2
                                            ================================================================================


                                              Templeton Growth
                                              Securities Fund
                                            ----------------------
                                            Dollars        Units
                                            ----------------------
        Valuemark II

Contract transactions - 1999:
  Purchase payments ...................     $    164             9
  Transfers between funds .............           33            --
  Surrenders and terminations .........       (6,730)         (388)
  Rescissions .........................           --            --
  Other transactions ..................          (21)           (1)
                                            ----------------------

Total net contract transactions - 1999:     $ (6,554)         (380)
                                            ======================

Contract transactions - 2000:
  Purchase payments ...................     $    140             8
  Transfers between funds .............         (131)           (8)
  Surrenders and terminations .........      (10,253)         (547)
  Rescissions .........................          (16)           (1)
  Other transactions ..................          (17)           (1)
                                            ----------------------

Total net contract transactions - 2000      $(10,277)         (549)
                                            ======================

        Valuemark IV

Contract transactions - 1999:
  Purchase payments ...................     $    642            37
  Transfers between funds .............          805            46
  Surrenders and terminations .........          (16)           (1)
  Rescissions .........................           (9)           (1)
  Other transactions ..................           --            --
                                            ----------------------

Total net contract transactions - 1999:     $  1,422            81
                                            ======================

Contract transactions - 2000:
  Purchase payments ...................     $    374            20
  Transfers between funds .............          122             7
  Surrenders and terminations .........         (207)          (11)
  Rescissions .........................           --            --
  Other transactions ..................           (1)           --
                                            ----------------------

Total net contract transactions - 2000      $    288            16
                                            ======================

                                       31
-----------------------------------------


PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

Notes to Financial Statements (continued)
December 31, 2000

5. CONTRACT TRANSACTIONS - ACCUMULATION UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

                                                   Templeton                   Templeton                   Templeton
                                                 International            International Smaller         Pacific Growth
                                                Securities Fund              Companies Fund             Securities Fund
                                            --------------------------------------------------------------------------------
                                            Dollars          Units       Dollars         Units      Dollars          Units
                                            --------------------------------------------------------------------------------
        Valuemark II

Contract transactions - 1999:
  Purchase payments ...................     $    145             8      $      4            --      $    102            10
  Transfers between funds .............       (2,577)         (136)           99             8           478            52
  Surrenders and terminations .........      (15,361)         (775)         (217)          (21)       (2,132)         (224)
  Rescissions .........................           (2)           --            --            --            --            --
  Other transactions ..................          (28)           (1)           (1)           --            (6)           --
                                            --------------------------------------------------------------------------------

Total net contract transactions - 1999:     $(17,823)         (904)     $   (115)          (13)     $ (1,558)         (162)
                                            ================================================================================

Contract transactions - 2000:
  Purchase payments ...................     $    126             6      $      6             1      $     11             1
  Transfers between funds .............         (385)          (18)         (111)          (10)         (838)          (77)
  Surrenders and terminations .........      (11,075)         (513)         (242)          (21)       (1,723)         (186)
  Rescissions .........................          (12)           (1)           --            --            --            --
  Other transactions ..................          (21)           (1)           (1)           --            (3)           --
                                            --------------------------------------------------------------------------------

Total net contract transactions - 2000      $(11,367)         (527)     $   (348)          (30)     $ (2,553)         (262)
                                            ================================================================================

        Valuemark IV

Contract transactions - 1999:
  Purchase payments ...................     $    136             7      $    132            12      $      8             1
  Transfers between funds .............           10             1          (127)          (12)            6             1
  Surrenders and terminations .........           (4)           --            --            --            --            --
  Rescissions .........................           (9)           --            --            --            --            --
  Other transactions ..................           --            --            --            --            --            --
                                            --------------------------------------------------------------------------------

Total net contract transactions - 1999:     $    133             8      $      5            --      $     14             2
                                            ================================================================================

Contract transactions - 2000:
  Purchase payments ...................     $    120             6      $     68             6      $     13             1
  Transfers between funds .............          227             9            38             3            18            --
  Surrenders and terminations .........          (13)           (1)           (9)           (1)           --            --
  Rescissions .........................           --            --            --            --            --            --
  Other transactions ..................           --            --            --            --            --            --
                                            --------------------------------------------------------------------------------
Total net contract transactions - 2000      $    334            14      $     97             8      $     31             1
                                            ================================================================================

                                                USAllianz
                                             VIP Diversified
                                               Assets Fund
                                           ----------------------
                                           Dollars        Units
                                           ----------------------
        Valuemark II

Contract transactions - 1999:
  Purchase payments ...................    $     --            --
  Transfers between funds .............           2            --
  Surrenders and terminations .........          --            --
  Rescissions .........................          --            --
  Other transactions ..................          --            --
                                           ----------------------

Total net contract transactions - 1999:    $      2            --
                                           ======================

Contract transactions - 2000:
  Purchase payments ...................    $      1            --
  Transfers between funds .............         410            39
  Surrenders and terminations .........        (225)          (22)
  Rescissions .........................          --            --
  Other transactions ..................          --            --
                                           ----------------------

Total net contract transactions - 2000     $    186            17
                                           ======================
        Valuemark IV

Contract transactions - 1999:
  Purchase payments ...................    $     --            --
  Transfers between funds .............          --            --
  Surrenders and terminations .........          --            --
  Rescissions .........................          --            --
  Other transactions ..................          --            --
                                           ----------------------

Total net contract transactions - 1999:    $     --            --
                                           ======================

Contract transactions - 2000:
  Purchase payments ...................    $      4            --
  Transfers between funds .............          20             2
  Surrenders and terminations .........          (2)           --
  Rescissions .........................          --            --
  Other transactions ..................          --            --
                                           ----------------------
Total net contract transactions - 2000     $     22             2
                                           ======================

                                       32
                                       -----------------------------------------


PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

Notes to Financial Statements (continued)
December 31, 2000

5. CONTRACT TRANSACTIONS - ACCUMULATION UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

                                                      USAllianz                    USAllianz
                                                      VIP Fixed                    VIP Growth                    Total
                                                        Fund                         Fund                      All Funds
                                            ------------------------------------------------------------------------------------
                                             Dollars            Units      Dollars           Units       Dollars         Units
                                            ------------------------------------------------------------------------------------
        Valuemark II

Contract transactions - 1999:
  Purchase payments ...................     $      --             --      $      --             --      $   3,786            207
  Transfers between funds .............            22              2              2             --         (1,533)           253
  Surrenders and terminations .........           (22)            (2)            --             --       (189,958)        (9,526)
  Rescissions .........................            --             --             --             --            (61)            (3)
  Other transactions ..................            --             --             --             --           (370)           (17)
                                            ------------------------------------------------------------------------------------

Total net contract transactions - 1999:     $      --             --      $       2             --      $(188,136)        (9,086)
                                            ====================================================================================

Contract transactions - 2000:
  Purchase payments ...................     $     100             10      $       1             --      $   2,182            119
  Transfers between funds .............            32              2            152             16         (2,637)           412
  Surrenders and terminations .........            (1)            --            (31)            (3)      (144,871)        (7,120)
  Rescissions .........................            --             --             --             --            (82)            (4)
  Other transactions ..................            --             --             --             --           (285)           (12)
                                            ------------------------------------------------------------------------------------

Total net contract transactions - 2000      $     131             12      $     122             13      $(145,693)        (6,605)
                                            ====================================================================================

        Valuemark IV

Contract transactions - 1999:
  Purchase payments ...................     $      --             --      $      --             --      $   7,637            456
  Transfers between funds .............            --             --             --             --          6,751            367
  Surrenders and terminations .........            --             --             --             --           (655)           (37)
  Rescissions .........................            --             --             --             --            (72)            (4)
  Other transactions ..................            --             --             --             --             (2)            --
                                            ------------------------------------------------------------------------------------

Total net contract transactions - 1999:     $      --             --      $      --             --      $  13,659            782
                                            ====================================================================================

Contract transactions - 2000:
  Purchase payments ...................     $       2             --      $       6              1      $   3,571            217
  Transfers between funds .............            20              2             12              1          1,630             79
  Surrenders and terminations .........            (2)            --             --             --         (1,709)           (89)
  Rescissions .........................            --             --             --             --            (15)            (1)
  Other transactions ..................            --             --             --             --             (6)            --
                                            ------------------------------------------------------------------------------------

Total net contract transactions - 2000      $      20              2      $      18              2      $   3,471            206
                                            ====================================================================================

                                       33
-----------------------------------------


PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

Notes to Financial Statements (continued)
December 31, 2000

6. UNIT VALUES

A summary of accumulation units outstanding, accumulation units, and total return for variable annuity contracts and the expense ratios, including expenses of the underlying funds, for each of the five years in the period ended December 31, 2000 follows.

                                                                                   Valuemark II
                                                    --------------------------------------------------------------------------------
                                                                   Accumulation
                                                                      Units                                          Ratio of
                                                    ------------------------------------------         Net           Expenses
                                                      Outstanding      Unit           Total           Assets        to Average
                                                    (in thousands)     Value          Return**    (in thousands)    Net Assets*
                                                    --------------------------------------------------------------------------------
AIM V.I. Growth Fund
December 31,
  2000 .......................................             353        $ 8.691          -21.6%       $  3,054           2.23%
  1999(1) ....................................              36         11.084           10.8             397           2.13+

Alger American Growth Portfolio
December 31,
  2000 .......................................             130          9.180          -16.0           1,188           2.19
  1999(1) ....................................              36         10.922            9.2             391           2.19+

Alger American Leveraged AllCap Portfolio
December 31,
  2000 .......................................              96          9.014          -25.9             867           2.30
  1999(1) ....................................              18         12.160           21.6             225           2.33+

Franklin Aggressive Growth Securities Fund
December 31,
  2000(6) ....................................              58          7.519          -24.8             438           2.30+

Franklin Global Communications Securities Fund
December 31,
  2000 .......................................           1,640         25.770          -33.8          41,997           1.92
  1999 .......................................           2,088         38.917           37.5          81,263           1.91
  1998 .......................................           2,843         28.308            9.6          80,480           1.90
  1997 .......................................           3,699         25.818           25.0          95,497           1.90
  1996 .......................................           4,998         20.654            5.6         103,225           1.90

Franklin Global Health Care Securities Fund
December 31,
  2000 .......................................             176         16.364           70.2           2,875           2.18
  1999 .......................................              47          9.615           -9.4             450           2.22
  1998(3) ....................................              26         10.610            6.1             275           2.24+

Franklin Growth and Income Securities Fund
December 31,
  2000 .......................................           2,216         30.424           16.4          67,196           1.90
  1999 .......................................           3,184         26.147           -0.3          83,242           1.89
  1998 .......................................           4,289         26.226            6.8         112,466           1.89
  1997 .......................................           4,952         24.551           26.0         121,570           1.89
  1996 .......................................           5,070         19.490           12.6          98,821           1.90

Franklin High Income Fund
December 31,
  2000 .......................................             845         17.930          -14.2          15,147           1.97
  1999 .......................................           1,276         20.900           -1.5          26,674           1.94
  1998 .......................................           1,783         21.208           -0.5          37,806           1.93
  1997 .......................................           2,110         21.312           10.0          44,963           1.93
  1996 .......................................           2,164         19.375           12.3          41,921           1.94

                                                                                Valuemark IV
                                                   --------------------------------------------------------------------------
                                                                Accumulation
                                                                    Units                                         Ratio of
                                                   ----------------------------------------          Net          Expenses
                                                     Outstanding     Unit           Total           Assets        to Average
                                                   (in thousands)    Value         Return**     (in thousands)    Net Assets*
                                                   --------------------------------------------------------------------------
AIM V.I. Growth Fund
December 31,
  2000 .......................................            33        $ 8.682          -21.7%       $    291           2.32%
  1999(1) ....................................            --         11.083           10.8               4           2.22+

Alger American Growth Portfolio
December 31,
  2000 .......................................            28          9.170          -16.0             260           2.28
  1999(1) ....................................             8         10.921            9.2              88           2.28+

Alger American Leveraged AllCap Portfolio
December 31,
  2000 .......................................            31          9.005          -25.9             275           2.39
  1999(1) ....................................            --         12.159           21.6              --           2.42+

Franklin Aggressive Growth Securities Fund
December 31,
  2000(6) ....................................             3          7.514          -24.9              20           2.39+

Franklin Global Communications Securities Fund
December 31,
  2000 .......................................            40         25.518          -33.8           1,014           2.01
  1999 .......................................            21         38.572           37.4             792           2.00
  1998 .......................................             2         28.082            9.5              54           1.99
  1997 .......................................            --             --             --              --             --
  1996 .......................................            --             --             --              --             --

Franklin Global Health Care Securities Fund
December 31,
  2000 .......................................            23         16.324           70.0             405           2.27
  1999 .......................................            19          9.601           -9.5             197           2.31
  1998(3) ....................................             8         10.604            6.0              93           2.33+

Franklin Growth and Income Securities Fund
December 31,
  2000 .......................................            75         30.099           16.3           2,275           1.99
  1999 .......................................            74         25.891           -0.4           1,929           1.98
  1998 .......................................            17         25.993            6.7             448           1.98
  1997 .......................................            --             --             --              --             --
  1996 .......................................            --             --             --              --             --

Franklin High Income Fund
December 31,
  2000 .......................................            61         17.739          -14.3           1,095           2.06
  1999 .......................................            63         20.695           -1.5           1,313           2.03
  1998 .......................................            25         21.020           -0.6             518           2.02
  1997 .......................................            --             --             --              --             --
  1996 .......................................            --             --             --              --             --

                                       34
                                       -----------------------------------------


PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

Notes to Financial Statements (continued)
December 31, 2000

6. UNIT VALUES (CONTINUED)

                                                                              Valuemark II
                                                --------------------------------------------------------------------------------
                                                               Accumulation
                                                                  Units                                          Ratio of
                                                ------------------------------------------         Net           Expenses
                                                  Outstanding      Unit           Total           Assets        to Average
                                                (in thousands)     Value          Return**    (in thousands)    Net Assets*
                                                --------------------------------------------------------------------------------
Franklin Income Securities Fund
December 31,
  2000 ...................................           1,502        $28.728           18.1%        $ 43,031           1.90%
  1999 ...................................           2,248         24.323           -3.2           54,683           1.90
  1998 ...................................           3,263         25.122            0.2           81,970           1.89
  1997 ...................................           3,991         25.065           15.5          100,025           1.90
  1996 ...................................           4,519         21.708            9.7           98,109           1.90

Franklin Large Cap Growth Securities Fund
December 31,
  2000 ...................................           1,217         21.085            4.3           25,664           2.18
  1999 ...................................           1,325         20.218           29.8           26,784           2.17
  1998 ...................................           1,016         15.574           18.6           15,825           2.18
  1997 ...................................             622         13.130           16.7            8,167           2.17
  1996(2) ................................             225         11.254           12.5            2,529           2.17+

Franklin Money Market Fund
December 31,
  2000 ...................................           1,461         15.526            4.5           22,687           1.95
  1999 ...................................           1,593         14.860            3.3           23,673           1.93
  1998 ...................................           2,168         14.386            3.8           31,188           1.85
  1997 ...................................           2,155         13.865            3.8           29,881           1.85
  1996 ...................................           2,433         13.359            3.7           32,508           1.83

Franklin Natural Resources Securities Fund
December 31,
  2000 ...................................             222         14.928           34.6            3,334           2.07
  1999 ...................................             268         11.092           30.4            2,983           2.06
  1998 ...................................             415          8.505          -26.4            3,536           2.04
  1997 ...................................             458         11.559          -20.1            5,299           2.09
  1996 ...................................             566         14.467            2.5            8,189           2.05

Franklin Real Estate Fund
December 31,
  2000 ...................................             353         27.827           30.1            9,803           2.00
  1999 ...................................             466         21.386           -7.4            9,946           1.98
  1998 ...................................             708         23.107          -18.0           16,340           1.94
  1997 ...................................             942         28.169           19.0           26,532           1.94
  1996 ...................................             859         23.668           31.0           20,335           1.97

Franklin Rising Dividends Securities Fund
December 31,
  2000 ...................................           1,473         22.497           19.4           33,131           2.18
  1999 ...................................           2,207         18.846          -11.0           41,590           2.15
  1998 ...................................           3,176         21.165            5.4           67,223           2.12
  1997 ...................................           3,489         20.074           31.2           70,041           2.14
  1996 ...................................           3,394         15.303           22.4           51,934           2.16

                                                                             Valuemark IV
                                                --------------------------------------------------------------------------
                                                             Accumulation
                                                                 Units                                         Ratio of
                                                ----------------------------------------          Net          Expenses
                                                  Outstanding     Unit           Total           Assets        to Average
                                                (in thousands)    Value         Return**     (in thousands)    Net Assets*
                                                --------------------------------------------------------------------------
Franklin Income Securities Fund
December 31,
  2000 ...................................             44        $28.421           18.0%        $  1,228           1.99%
  1999 ...................................             56         24.084           -3.3            1,318           1.99
  1998 ...................................             14         24.898            0.1              346           1.98
  1997 ...................................             --             --             --               --             --
  1996 ...................................             --             --             --               --             --

Franklin Large Cap Growth Securities Fund
December 31,
  2000 ...................................            135         20.997            4.2            2,838           2.27
  1999 ...................................             73         20.152           29.7            1,473           2.26
  1998 ...................................             17         15.537           18.5              267           2.26
  1997 ...................................             --             --             --               --             --
  1996(2) ................................             --             --             --               --             --

Franklin Money Market Fund
December 31,
  2000 ...................................             37         15.363            4.4              574           2.04
  1999 ...................................            103         14.717            3.2            1,519           2.02
  1998 ...................................             12         14.260            3.7              166           1.94
  1997 ...................................             --             --             --               --             --
  1996 ...................................             --             --             --               --             --

Franklin Natural Resources Securities Fund
December 31,
  2000 ...................................             15         14.769           34.5              228           2.16
  1999 ...................................             12         10.983           30.3              132           2.15
  1998 ...................................              7          8.430          -26.5               56           2.13
  1997 ...................................             --             --             --               --             --
  1996 ...................................             --             --             --               --             --

Franklin Real Estate Fund
December 31,
  2000 ...................................              4         27.529           30.0              142           2.09
  1999 ...................................              4         21.176           -7.5              104           2.07
  1998 ...................................              1         22.901          -18.0               35           2.03
  1997 ...................................             --             --             --               --             --
  1996 ...................................             --             --             --               --             --

Franklin Rising Dividends Securities Fund
December 31,
  2000 ...................................             86         22.317           19.3            1,911           2.27
  1999 ...................................             73         18.712          -11.0            1,353           2.24
  1998 ...................................             17         21.034            5.3              346           2.21
  1997 ...................................             --             --             --               --             --
  1996 ...................................             --             --             --               --             --

                                       35
-----------------------------------------


PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

Notes to Financial Statements (continued)
December 31, 2000

6. UNIT VALUES (CONTINUED)

                                                                        Valuemark II
                                          --------------------------------------------------------------------------------
                                                         Accumulation
                                                            Units                                          Ratio of
                                          ------------------------------------------         Net           Expenses
                                            Outstanding      Unit           Total           Assets        to Average
                                          (in thousands)     Value          Return**    (in thousands)    Net Assets*
                                          --------------------------------------------------------------------------------
Franklin S&P 500 Index Fund
December 31,
  2000 ............................             205        $ 9.448           -9.7%       $  1,929           1.72%
  1999(1) .........................              47         10.467            4.7             486           1.95+

Franklin Small Cap Fund
December 31,
  2000 ............................             744         23.878          -15.8          17,715           2.17
  1999 ............................             783         28.353           94.2          22,163           2.17
  1998 ............................           1,012         14.600           -2.4          14,771           2.17
  1997 ............................             938         14.952           15.8          14,022           2.17
  1996(2) .........................             416         12.913           29.1           5,369           2.17+

Franklin Technology Securities Fund
December 31,
  2000(6) .........................              58          7.509          -24.9             436           2.39

Franklin U.S. Government Fund
December 31,
  2000 ............................           2,046         20.481           10.3          41,854           1.92
  1999 ............................           2,761         18.574           -2.3          51,251           1.91
  1998 ............................           3,787         19.014            5.9          71,990           1.90
  1997 ............................           4,844         17.947            7.8          86,937           1.90
  1996 ............................           6,017         16.650            2.2         100,185           1.91

Franklin Value Securities Fund
December 31,
  2000 ............................              60          9.553           23.5             558           2.24
  1999 ............................              35          7.736            0.2             261           2.21
  1998(3) .........................              19          7.717          -22.8             143           2.52+

Franklin Zero Coupon Fund - 2005
December 31,
  2000 ............................             230         25.758           11.0           5,852           2.06
  1999 ............................             259         23.205           -7.2           6,008           2.05
  1998 ............................             349         25.003           11.0           8,739           1.80
  1997 ............................             345         22.532            9.8           7,772           1.80
  1996 ............................             428         20.517           -1.9           8,777           1.80

Franklin Zero Coupon Fund - 2010
December 31,
  2000 ............................             134         28.289           17.1           3,768           2.05
  1999 ............................             197         24.164          -13.5           4,745           2.05
  1998 ............................             272         27.920           12.9           7,588           1.80
  1997 ............................             292         24.740           15.0           7,220           1.80
  1996 ............................             348         21.522           -4.1           7,492           1.80

                                                                             Valuemark IV
                                                 -------------------------------------------------------------------------
                                                             Accumulation
                                                                 Units                                         Ratio of
                                                 ---------------------------------------          Net          Expenses
                                                  Outstanding     Unit           Total           Assets        to Average
                                                (in thousands)    Value         Return**     (in thousands)    Net Assets*
                                                 -------------------------------------------------------------------------
Franklin S&P 500 Index Fund
December 31,
  2000 ............................                   37        $ 9.438           -9.8%       $    353           1.81%
  1999(1) .........................                   --         10.465            4.7              --           2.04+

Franklin Small Cap Fund
December 31,
  2000 ............................                   56         23.767          -15.9           1,316           2.26
  1999 ............................                   28         28.247           94.0             773           2.26
  1998 ............................                    9         14.558           -2.4             131           2.26
  1997 ............................                   --             --             --              --             --
  1996(2) .........................                   --             --             --              --             --

Franklin Technology Securities Fund
December 31,
  2000(6) .........................                    7          7.505          -25.0              53           2.48

Franklin U.S. Government Fund
December 31,
  2000 ............................                   68         20.264           10.2           1,358           2.01
  1999 ............................                  125         18.394           -2.4           2,289           2.00
  1998 ............................                   28         18.847            5.9             535           1.99
  1997 ............................                   --             --             --              --             --
  1996 ............................                   --             --             --              --             --

Franklin Value Securities Fund
December 31,
  2000 ............................                   51          9.530           23.4             473           2.33
  1999 ............................                   54          7.724            0.1             406           2.30
  1998(3) .........................                   22          7.713          -22.9             167           2.61+

Franklin Zero Coupon Fund - 2005
December 31,
  2000 ............................                    4         25.489           10.9             102           2.15
  1999 ............................                    4         22.983           -7.3              86           2.14
  1998 ............................                    2         24.786           10.9              50           1.89
  1997 ............................                   --             --             --              --             --
  1996 ............................                   --             --             --              --             --

Franklin Zero Coupon Fund - 2010
December 31,
  2000 ............................                    7         27.989           17.0             210           2.14
  1999 ............................                    7         23.929          -13.5             181           2.14
  1998 ............................                    3         27.674           12.8              93           1.89
  1997 ............................                   --             --             --              --             --
  1996 ............................                   --             --             --              --             --

                                       36
                                       -----------------------------------------


PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

Notes to Financial Statements (continued)
December 31, 2000

6. UNIT VALUES (CONTINUED)

                                                                               Valuemark II
                                                 --------------------------------------------------------------------------------
                                                                Accumulation
                                                                   Units                                          Ratio of
                                                 ------------------------------------------         Net           Expenses
                                                   Outstanding      Unit           Total           Assets        to Average
                                                 (in thousands)     Value          Return**    (in thousands)    Net Assets*
                                                 --------------------------------------------------------------------------------
Mutual Discovery Securities Fund
December 31,
  2000 .....................................            685        $14.922            8.9%        $10,173           2.42%
  1999 .....................................            810         13.701           22.0          11,073           2.41
  1998 .....................................          1,127         11.226           -6.3          12,646           2.40
  1997 .....................................            924         11.983           17.7          11,070           2.46
  1996(4) ..................................             27         10.180            1.8             278           2.77+

Mutual Shares Securities Fund
December 31,
  2000 .....................................          1,344         14.831           12.0          19,922           2.20
  1999 .....................................          1,879         13.237           11.8          24,866           2.19
  1998 .....................................          2,264         11.837           -1.3          26,789           2.17
  1997 .....................................          1,823         11.993           16.1          21,858           2.20
  1996(4) ..................................             43         10.330            3.3             442           2.40+

Templeton Asset Strategy Fund
December 31,
  2000 .....................................            165         14.040           -2.6           2,328           2.22
  1999 .....................................            228         14.408            6.0           3,294           2.22
  1998 .....................................            318         13.589           -1.4           4,317           2.24
  1997 .....................................            424         13.786           10.2           5,850           2.34
  1996 .....................................            300         12.514           18.2           3,759           2.26

Templeton Developing Markets Securities Fund
December 31,
  2000 .....................................            411          8.473          -30.5           3,482           2.96
  1999 .....................................            615         12.188           52.5           7,494           2.79
  1998 .....................................            749          7.993          -22.7           5,983           2.81
  1997 .....................................          1,160         10.340          -10.0          11,992           2.82
  1996 .....................................          1,042         11.487           19.9          11,970           2.89

Templeton Global Income Securities Fund
December 31,
  2000 .....................................            363         17.112            2.9           6,208           2.12
  1999 .....................................            542         16.635           -7.1           9,013           2.05
  1998 .....................................            787         17.905            5.6          14,094           2.03
  1997 .....................................          1,072         16.957            1.0          18,177           2.02
  1996 .....................................          1,354         16.781            8.1          22,719           2.01

Templeton Growth Securities Fund
December 31,
  2000 .....................................          1,309         19.529            0.3          25,526           2.27
  1999 .....................................          1,859         19.466           19.4          36,188           2.28
  1998 .....................................          2,239         16.309            7.5          36,512           2.28
  1997 .....................................          2,594         15.176           11.9          39,364           2.28
  1996 .....................................          2,146         13.560           19.6          29,103           2.33

                                                                             Valuemark IV
                                                --------------------------------------------------------------------------
                                                             Accumulation
                                                                 Units                                         Ratio of
                                                ----------------------------------------          Net          Expenses
                                                  Outstanding     Unit           Total           Assets        to Average
                                                (in thousands)    Value         Return**     (in thousands)    Net Assets*
                                                --------------------------------------------------------------------------
Mutual Discovery Securities Fund
December 31,
  2000 .....................................           44        $14.867            8.8%        $   640           2.51%
  1999 .....................................           38         13.662           21.9             506           2.50
  1998 .....................................           17         11.205           -6.4             186           2.49
  1997 .....................................           --             --             --              --             --
  1996(4) ..................................           --             --             --              --             --

Mutual Shares Securities Fund
December 31,
  2000 .....................................          170         14.776           11.9           2,509           2.29
  1999 .....................................          144         13.199           11.7           1,894           2.28
  1998 .....................................           38         11.814           -1.4             447           2.26
  1997 .....................................           --             --             --              --             --
  1996(4) ..................................           --             --             --              --             --

Templeton Asset Strategy Fund
December 31,
  2000 .....................................            4         13.968           -2.6              59           2.31
  1999 .....................................            4         14.347            5.9              57           2.31
  1998 .....................................            1         13.543           -1.5              16           2.33
  1997 .....................................           --             --             --              --             --
  1996 .....................................           --             --             --              --             --

Templeton Developing Markets Securities Fund
December 31,
  2000 .....................................           23          8.421          -30.5             199           3.05
  1999 .....................................           10         12.125           52.4             135           2.88
  1998 .....................................            5          7.958          -22.8              45           2.90
  1997 .....................................           --             --             --              --             --
  1996 .....................................           --             --             --              --             --

Templeton Global Income Securities Fund
December 31,
  2000 .....................................            8         16.929            2.8             150           2.21
  1999 .....................................            6         16.472           -7.2             110           2.14
  1998 .....................................            2         17.746            5.5              45           2.12
  1997 .....................................           --             --             --              --             --
  1996 .....................................           --             --             --              --             --

Templeton Growth Securities Fund
December 31,
  2000 .....................................          107         19.410            0.2           2,101           2.36
  1999 .....................................           91         19.364           19.3           1,791           2.37
  1998 .....................................           10         16.238            7.4             174           2.37
  1997 .....................................           --             --             --              --             --
  1996 .....................................           --             --             --              --             --

                                       37
-----------------------------------------


PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

Notes to Financial Statements (continued)
December 31, 2000

6. UNIT VALUES (CONTINUED)

                                                                                 Valuemark II
                                                   --------------------------------------------------------------------------------
                                                                  Accumulation
                                                                     Units                                          Ratio of
                                                   ------------------------------------------         Net           Expenses
                                                     Outstanding      Unit           Total           Assets        to Average
                                                   (in thousands)     Value          Return**    (in thousands)    Net Assets*
                                                   --------------------------------------------------------------------------------
Templeton International Securities Fund
December 31,
  2000 .......................................          1,507        $21.586          -6.2%         $32,502            2.27%
  1999 .......................................          2,034         23.022           24.9          46,821            2.30
  1998 .......................................          2,938         18.437            4.1          54,177            2.28
  1997 .......................................          4,063         17.711           10.1          71,965            2.29
  1996 .......................................          4,375         16.081           21.2          70,362            2.29

Templeton International Smaller Companies Fund
December 31,
  2000 .......................................             70         11.166           -2.4             785            2.51
  1999 .......................................            101         11.441           22.2           1,155            2.51
  1998 .......................................            114          9.364          -13.5           1,065            2.50
  1997 .......................................            173         10.825           -2.9           1,875            2.46
  1996(2) ....................................             65         11.145           11.5             722            2.18+

Templeton Pacific Growth Securities Fund
December 31,
  2000 .......................................            397          7.995          -26.8           3,174            2.50
  1999 .......................................            659         10.915           35.1           7,191            2.48
  1998 .......................................            821          8.078          -14.3           6,633            2.50
  1997 .......................................          1,251          9.431          -36.8          11,793            2.43
  1996 .......................................          1,751         14.932            9.6          26,148            2.39

USAllianz VIP Diversified Assets Fund
December 31,
  2000 .......................................             17         10.381            2.1             180            2.40
  1999(1) ....................................             --         10.170            1.7%              2            2.40+

USAllianz VIP Fixed Income Fund
December 31,
  2000 .......................................             13         10.742           10.2%            136            2.15
  1999(1) ....................................             --                            --              --            2.15+

USAllianz VIP Growth Fund
December 31,
  2000 .......................................             13          9.496          -11.5%            126            2.30
  1999(1) ....................................             --                            --              --            2.30+

                                                                             Valuemark IV
                                                --------------------------------------------------------------------------
                                                             Accumulation
                                                                 Units                                         Ratio of
                                                ----------------------------------------          Net          Expenses
                                                  Outstanding     Unit           Total           Assets        to Average
                                                (in thousands)    Value         Return**     (in thousands)    Net Assets*
                                                --------------------------------------------------------------------------
Templeton International Securities Fund
December 31,
  2000 .......................................        30        $21.413          -6.3%         $   621            2.36%
  1999 .......................................        16         22.858           24.8             343            2.39
  1998 .......................................         8         18.322            4.0             143            2.37
  1997 .......................................        --             --             --              --              --
  1996 .......................................        --             --             --              --              --

Templeton International Smaller Companies Fund
December 31,
  2000 .......................................        11         11.119           -2.5             135            2.60
  1999 .......................................         3         11.403           22.1              47            2.60
  1998 .......................................         3          9.342          -13.6              34            2.59
  1997 .......................................        --             --             --              --              --
  1996(2) ....................................        --             --             --              --              --

Templeton Pacific Growth Securities Fund
December 31,
  2000 .......................................        10          7.931          -26.8              75            2.59
  1999 .......................................         8         10.838           35.0              82            2.57
  1998 .......................................         6          8.028          -14.4              46            2.59
  1997 .......................................        --             --             --              --              --
  1996 .......................................        --             --             --              --              --

USAllianz VIP Diversified Assets Fund
December 31,
  2000 .......................................         2         10.370            2.0         $    23            2.49
  1999(1) ....................................        --             --             --              --            2.49+

USAllianz VIP Fixed Income Fund
December 31,
  2000 .......................................         2         10.731           10.1%             22            2.24
  1999(1) ....................................        --             --             --              --            2.24+

USAllianz VIP Growth Fund
December 31,
  2000 .......................................         2          9.486          -11.6%             16            2.39
  1999(1) ....................................        --             --             --              --            2.39+

  * For the year ended December 31, including the effect of the expenses of the underlying funds.
 **   Total return does not reflect payment of sales charge.
  +   Annualized.
(1)   Period from November 12, 1999 (fund commencement) to December 31, 1999.
(2)   Period from June 10, 1996 (fund commencement) to December 31, 1996.
(3)   Period from August 17, 1998 (fund commencement) to December 31, 1998.
(4)   Period from December 2, 1996 (fund commencement) to December 31, 1996.
(5)   Period from August 4, 1995 (fund commencement) to December 31, 1995.
(6)   Period from May 1, 2000 (fund commencement) to December 31, 2000.





                        PREFERRED LIFE INSURANCE COMPANY
                                   OF NEW YORK
                              Financial Statements
                           December 31, 2000 and 1999

                                       -----------------------------------------


PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Independent Auditors' Report

The Board of Directors
Preferred Life Insurance Company of New York:

We have audited the accompanying balance sheets of Preferred Life Insurance Company of New York as of December 31, 2000 and 1999, and the related statements of income, comprehensive income (loss), stockholder's equity and cash flows for each of the years in the three-year period ended December 31, 2000. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Preferred Life Insurance Company of New York as of December 31, 2000 and 1999, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2000, in conformity with accounting principles generally accepted in the United States of America.

January 16, 2001

            Variable Life Prospectus   1
-----------------------------------------


PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Balance Sheets

December 31, 2000 and 1999
(in thousands except share data)

Assets                                                       2000          1999
                                                           ---------------------
Investments:
   Fixed maturities, at market .......................     $ 55,055       47,988
   Equity securities, at market ......................        2,215        2,380
   Short-term securities .............................        2,256        1,947
   Policy loans ......................................            1            3
                                                           ---------------------
     Total investments ...............................       59,527       52,318
Cash .................................................        5,132        2,785
Receivables ..........................................        3,509        3,364
Reinsurance recoverables:
   Recoverable on future benefit reserves ............        1,917        1,718
   Recoverable on unpaid claims ......................        4,593        8,943
   Receivable on paid claims .........................        1,728        2,989
Deferred acquisition costs ...........................       16,730       22,751
Other assets .........................................        1,559        1,824
                                                           ---------------------
   Assets, exclusive of separate account assets ......       94,695       96,692
Separate account assets ..............................      470,577      614,649
                                                           ---------------------
   Total assets ......................................     $565,272      711,341
                                                           =====================

                 See accompanying notes to financial statements.

                                       2
                                      ------------------------------------------


PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Balance Sheets (continued)

December 31, 2000 and 1999
(in thousands except share data)

                                                            2000          1999
                                                          ---------------------
Liabilities and Stockholder's Equity
Liabilities:
   Future benefit reserves:
      Life ..........................................     $  3,032        2,771
      Annuity .......................................        9,542        6,546
   Policy and contract claims .......................       17,062       25,990
   Unearned premiums ................................          551          652
   Other policyholder funds .........................          228          336
   Reinsurance payable ..............................        1,158        2,148
   Deferred income taxes ............................        5,216        6,853
   Accrued expenses and other liabilities ...........          147          745
   Commissions due and accrued ......................          513          737
   Payable to parent ................................        2,577        2,598
                                                          ---------------------
     Liabilities, exclusive of separate account
       liabilities ..................................       40,026       49,376
Separate account liabilities ........................      470,577      614,649
                                                          ---------------------
     Total liabilities ..............................      510,603      664,025
Stockholder's equity:
   Common stock, $10 par value; 200,000 shares
     authorized, issued and outstanding .............        2,000        2,000
   Additional paid-in capital .......................       15,500       15,500
   Retained earnings ................................       36,862       31,115
   Accumulated other comprehensive (loss) income ....          307       (1,299)
                                                          ---------------------
     Total stockholder's equity .....................       54,669       47,316
Commitments and contingencies (notes 5 and 10)
                                                          ---------------------
     Total liabilities and stockholder's equity .....     $565,272      711,341
                                                          =====================

                 See accompanying notes to financial statements.

            Variable Life Prospectus   3
-----------------------------------------


PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Statements of Income

Years Ended December 31, 2000, 1999 and 1998
(in thousands)

                                                     2000        1999        1998
                                                  --------------------------------
Revenue:
   Life insurance premiums ....................   $  3,390       4,486       7,115
   Annuity considerations .....................      9,059      11,011      12,643
   Accident and health premiums ...............     11,563      23,803      21,148
                                                  --------------------------------
     Total premiums and considerations ........     24,012      39,300      40,906
   Premiums ceded .............................      5,487      12,357      11,427
                                                  --------------------------------
     Net premiums and considerations ..........     18,525      26,943      29,479
   Investment income, net .....................      3,565       2,739       2,021
   Realized investment (losses) gains .........        (64)         58       1,003
   Other income ...............................        826         110          62
                                                  --------------------------------
     Total revenue ............................     22,852      29,850      32,565
                                                  --------------------------------
Benefits and expenses:
   Life insurance benefits ....................      1,599       1,039       3,508
   Annuity benefits ...........................      1,213         382         351
   Accident and health insurance benefits .....      1,818      19,462      10,579
                                                  --------------------------------
     Total benefits ...........................      4,630      20,883      14,438
   Benefit recoveries .........................        206      11,242       5,770
                                                  --------------------------------
     Net benefits .............................      4,424       9,641       8,668
   Commissions and other agent compensation ...      2,171       4,590       7,091
   General and administrative expenses ........      4,933       4,089       4,148
   Taxes, licenses and fees ...................        637         840         187
   Change in deferred acquisition costs, net ..      6,021      10,636       4,060
                                                  --------------------------------
     Total benefits and expenses ..............     18,186      29,796      24,154
                                                  --------------------------------
     Income from operations before income taxes      4,666          54       8,411
                                                  --------------------------------
Income tax (benefit) expense:
   Current ....................................      1,421       1,913       3,126
   Deferred ...................................     (2,502)     (1,922)       (312)
                                                  --------------------------------
     Total income tax (benefit) expense .......     (1,081)         (9)      2,814
                                                  --------------------------------
     Net income ...............................   $  5,747          63       5,597
                                                  ================================

                 See accompanying notes to financial statements.

                                       4
                                      ------------------------------------------


PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Statements of Comprehensive Income (Loss)

Years Ended December 31, 2000, 1999 and 1998
(in thousands)

                                                          2000     1999      1998
                                                        -------------------------
Net income ..........................................   $5,747       63     5,597
                                                        -------------------------
Other comprehensive income (loss):
   Unrealized gains (losses) on fixed maturities and
    equity securities:
     Unrealized holding gains (losses) arising during
      the period net of tax of $843 in 2000,
      $(1,182) in 1999 and $468 in 1998 .............    1,564   (2,194)      869

     Reclassification adjustment for realized losses
      (gains) included in net income, net of tax of
      $(22) in 2000, $20 in 1999, and $351 in 1998 ..       42      (38)     (652)
                                                        -------------------------
       Total other comprehensive income (loss) ......    1,606   (2,232)      217
                                                        -------------------------
       Total comprehensive income (loss) ............   $7,353   (2,169)    5,814
                                                        =========================

                 See accompanying notes to financial statements.

            Variable Life Prospectus   5
-----------------------------------------


PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Statements of Stockholder's Equity

Years Ended December 31, 2000, 1999 and 1998
(in thousands)

                                                   2000         1999        1998
                                                 --------------------------------
Common stock:
   Balance at beginning and end of year ......   $  2,000       2,000       2,000
                                                 --------------------------------
Additional paid-in capital:
   Balance at beginning and end of year ......     15,500      15,500      15,500
                                                 --------------------------------
Retained earnings:
   Balance at beginning of year ..............     31,115      31,052      25,455
   Net income ................................      5,747          63       5,597
                                                 --------------------------------
   Balance at end of year ....................     36,862      31,115      31,052
                                                 --------------------------------
Accumulated other comprehensive income (loss):
   Balance at beginning of year ..............     (1,299)        933         716
   Net unrealized gain (loss) during the year,
    net of deferred federal income taxes .....      1,606      (2,232)        217
                                                 --------------------------------
   Balance at end of year ....................        307      (1,299)        933
                                                 --------------------------------
     Total stockholder's equity ..............   $ 54,669      47,316      49,485
                                                 ================================

                 See accompanying notes to financial statements.

                                       6
                                      ------------------------------------------


PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Statements of Cash Flows

Years Ended December 31, 2000, 1999 and 1998
(in thousands)

                                                                             2000         1999        1998
                                                                           --------------------------------
Cash flows provided by (used in) operating activities:
   Net income ..........................................................   $  5,747          63       5,597
                                                                           --------------------------------
   Adjustments to reconcile net income to net cash
    provided by (used in) operating activities:
     Realized losses (gains) on investments ............................         64         (58)     (1,003)
     Deferred federal income tax (benefit) .............................     (2,502)     (1,922)       (312)
     Charges to policy account balances ................................       (960)       (610)          0
     Interest credited to policyholder account balances ................        381         374          42
     Change in:
        Receivables and other assets ...................................      5,532       1,198       5,149
        Deferred acquisition costs .....................................      6,021      10,636       4,060
        Future benefit reserves ........................................      1,445      (4,465)        829
        Policy and contract claims .....................................     (8,928)     (1,288)     (3,480)
        Unearned premiums ..............................................       (101)       (261)       (677)
        Other policyholder funds .......................................       (108)     (3,215)      2,321
        Reinsurance payable ............................................       (990)        651        (619)
        Accrued expenses and other liabilities .........................       (598)     (3,149)        783
        Commissions due and accrued ....................................       (224)        115        (308)
        Payable to parent ..............................................        (21)       (805)        221
     Depreciation and amortization .....................................        106         228        (275)
                                                                           --------------------------------
        Total adjustments ..............................................       (883)     (2,571)      6,731
                                                                           --------------------------------
        Net cash provided by (used in) operating activities ............      4,864      (2,508)     12,328
                                                                           --------------------------------
Cash flows (used in) provided by investing activities:
   Purchase of fixed maturity securities ...............................    (30,083)    (21,938)    (28,065)
   Purchase of equity securities .......................................     (1,436)     (1,343)     (2,105)
   Sale or redemption of fixed maturity securities .....................     25,572       8,735      20,414
   Sale of equity securities ...........................................      1,346       1,103         553
   Other investments, net ..............................................       (307)      8,126      (8,987)
                                                                           --------------------------------
        Net cash used in investing activities ..........................     (4,908)     (5,317)    (18,190)
                                                                           --------------------------------
Cash flows provided by (used in) financing activities:
   Policyholders' deposits to account balances .........................      2,197       4,583       6,676
   Policyholders' withdrawals from account balances ....................        194        (108)          0
                                                                           --------------------------------
        Net cash provided by financing activities ......................      2,391       4,475       6,676
        Net change in cash .............................................      2,347      (3,350)        814
Cash at beginning of year ..............................................      2,785       6,135       5,321
                                                                           --------------------------------
Cash at end of year ....................................................   $  5,132       2,785       6,135
                                                                           ================================

                 See accompanying notes to financial statements.

            Variable Life Prospectus   7
-----------------------------------------


PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements
(in thousands)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Preferred Life Insurance Company of New York (the Company) is a wholly owned subsidiary of Allianz Life Insurance Company of North America (Allianz Life) which, in turn, is a wholly-owned subsidiary of Allianz of America, Inc. (AZOA), a majority-owned subsidiary of Allianz Aktiengesellschaft Holding (Allianz AG), a Federal Republic of Germany company.

The Company is a life insurance company licensed to sell group life and accident and health policies and individual variable annuity contracts in six states and the District of Columbia. Based on 2000 revenue and consideration volume, 49%, 37% and 14% of the Company's business is annuity, accident and health and life, respectively. The Company has made the decision to terminate all group accident and health reinsurance assumed business and to no longer pursue the broker administrator distribution channel. The group accident and health business will decline significantly as a result of these decisions. The Company's primary distribution channels are through strategic alliances with third party marketing organizations and independent agents.

Following is a summary of the significant accounting policies reflected in the accompanying financial statements.

Basis of Presentation

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (GAAP) which vary in certain respects from accounting rules prescribed or permitted by state insurance regulatory authorities.

The preparation of financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect reported assets and liabilities including reporting or disclosure of contingent assets and liabilities as of the balance sheet date and the reported amounts of revenues and expenses during the reporting period. Actual results could vary significantly from management's estimates.

Traditional Life, Group Life and Group Accident and Health Insurance

Premiums on traditional life and group life products are recognized as income when due. Group accident and health premiums are recognized as earned on a pro rata basis over the risk coverage periods. Benefits and expenses are matched with earned premiums so that profits are recognized over the premium paying periods of the contracts. This matching is accomplished by establishing provisions for future policy benefits and policy and contract claims, and deferring and amortizing related policy acquisition costs.

Variable Annuity Business

Variable annuity contracts do not have significant mortality or morbidity risks and are accounted for in a manner consistent with interest bearing financial instruments. Accordingly, premium receipts are reported as deposits to the contractholder's account, while revenues consist of amounts assessed against contractholders including surrender charges and earned administrative service fees. Benefits consist of claims and benefits incurred in excess of the contractholder's balance.

Deferred Acquisition Costs

Acquisition costs, consisting of commissions and other costs, which vary with and are primarily related to production of new business, are deferred. For variable annuity contracts, acquisition costs are amortized in relation to the present value of expected gross profits from investment margins and expense charges. Acquisition costs for group life and group accident and health products are deferred and amortized over the lives of the policies in the same manner as premiums are earned. Deferred acquisition costs amortized during 2000, 1999 and 1998 were $6,588, $11,687, and $8,763, respectively.

                                       8
                                      ------------------------------------------


PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements (continued)
(in thousands)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Future Benefit Reserves

Future benefits on life insurance products are computed by net level premium methods and the commissioners reserve valuation method based upon estimated future investment yield and mortality, commensurate with the Company's experience, modified as necessary to reflect anticipated trends, including possible unfavorable deviations.

Future benefit reserves for variable annuity products are carried at accumulated contract values. Any additional reserves for any death benefits that may exceed the accumulated contract values are carried at an amount greater than or equal to a one year term cost.

Policy and Contract Claims

Policy and contract claims represent an estimate of claims and claim adjustment expenses that have been reported but not yet paid or incurred but not yet reported as of December 31.

Investments

The Company has classified all of its fixed maturity and equity portfolio as "available-for-sale" and, accordingly, the securities are carried at fair value, changes in unrealized gains and losses, net of tax, are credited or charged directly to stockholder's equity. Mortgage backed securities and structured securities are amortized using anticipated prepayments and are accounted for using the retrospective method. Short-term securities, which include certificates of deposit, are carried at amortized cost which approximates market. Policy loans are reflected at their unpaid principal balances.

Realized gains and losses are computed based on the specific identification method.

As of December 31, 2000 and 1999, investments with a carrying value of $1,669 and $1,611, respectively, were pledged to the New York Superintendent of Insurance as required by statutory regulation.

The fair values of invested assets are deemed by management to approximate their estimated market values. The fair value of fixed maturity and equity securities is based principally on independent pricing services, broker quotes and other independent information. Policy loan balances which are supported by the underlying cash value of the policies approximate fair value. Changes in market conditions subsequent to December 31 may cause estimates of fair values to differ from the amounts presented herein.

Accounting for Forward Contracts

As of December 31, 2000 and 1999 the Company had outstanding commitments of $5,400 and $0, respectively, to purchase securities issued by the Federal National Mortgage Association ("FNMA") on a "to be announced" ("TBA") basis. The interest rate on these securities is 6.5%. The Company received additional income from commitments of this type totaling $245 in 2000. No income was earned on such commitments in 1999 and 1998.

Reinsurance

Reinsurance premium and benefits paid or provided are accounted for on a basis consistent with those used in accounting for original policies issued and the terms of the reinsurance contracts. Insurance liabilities are reported before the effects of reinsurance. Amounts paid or deemed to have been paid for claims covered by reinsurance contracts are recorded as a reinsurance recoverable. Reinsurance recoverables are recognized in a manner consistent with the liabilities related to the underlying reinsured contracts.

            Variable Life Prospectus   9
-----------------------------------------


PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements (continued)
(in thousands)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Separate Accounts

Separate accounts represent funds for which investment income and investment gains and losses accrue directly to the contractholders. Each account has specific investment objectives and the assets are carried at market value. The assets of each account are legally segregated and are not subject to claims which arise out of any other business of the Company.

Fair values of separate account assets were determined using the market value of the underlying investments held in segregated fund accounts. Fair values of separate account liabilities were determined using the cash surrender values of the contractholders' accounts.

Income Taxes

Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the period that includes the enactment date.

Receivables

Receivable balances approximate estimated fair values. This is based on pertinent information available to management as of year end including the financial condition and credit worthiness of the parties underlying the receivables.

Accounting Changes

In 1999, the Company adopted Statement of Position (SOP) 97-3, Accounting by Insurance and Other Enterprises for Insurance-Related Assessments. No adjustments were made to the financial statements upon adoption of this statement.

Accounting Pronouncements to be Adopted

Statement of Financial Accounting Standards (SFAS) No.133, Accounting for Derivative Instruments and Hedging Activities, as amended by SFAS No. 137 and No. 138, is required to be adopted in years beginning after June 15, 2000. The Company is required to adopt the new Statement effective January 1, 2001. The Statement will require the Company to recognize all derivatives on the balance sheet at fair value. The Company plans on marking all derivative instruments to market value. As of December 31, 2000, the Company did not hold any derivatives.

In September 2000, the Financial Accounting Standards Board issued SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishment of Liabilities, was issued replacing SFAS No. 125, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities. This statement revises the standards for accounting for securitizations and other transfers of financial assets and collateral and requires certain disclosure, but it carries over most of SFAS No. 125 provisions without reconsideration. This statement is effective for transfers and servicing of financial assets and extinguishment of liabilities occurring after March 31, 2001. Adoption of this statement is not expected to have a significant impact on the financial statements.

Reclassifications

Certain prior year balances have been reclassified to conform with current year presentation.

                                       10
                                      ------------------------------------------


PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements (continued)
(in thousands)

(2) INVESTMENTS

Investments at December 31, 2000 consist of:

                                                                                            Amount
                                                         Amortized       Estimated         shown on
                                                           cost            fair             balance
                                                          or cost          value             sheet
                                                          -----------------------------------------
Fixed maturity securities:
   U.S. Government .............................          $22,514           22,729           22,729
   Foreign government ..........................              712              737              737
   Public utilities ............................              779              791              791
   Corporate securities ........................           30,620           30,636           30,636

   Mortgage-backed securities and collateralized
   mortgage obligations ........................              162              162              162
                                                          -----------------------------------------
     Total fixed maturities ....................          $54,787           55,055           55,055
                                                          -----------------------------------------
Equity securities:
   Common stocks:
     Industrial and miscellaneous ..............            2,011            2,215            2,215
                                                          -----------------------------------------
Other investments:
   Short-term securities .......................            2,256          XXXXXXX            2,256
   Policy loans ................................                1          XXXXXXX                1
                                                          -----------------------------------------
     Total investments .........................          $59,055          XXXXXXX           59,527
                                                          =========================================

            Variable Life Prospectus   11
-----------------------------------------


PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements (continued)
(in thousands)

(2) INVESTMENTS (CONTINUED)

At December 31, 2000 and 1999, the amortized cost, gross unrealized gains, gross unrealized losses and estimated fair values of securities are as follows:

                                                                    Gross            Gross         Estimated
                                                 Amortized        unrealized       unrealized         fair
                                                   cost             gains           losses           value
                                                 ----------------------------------------------------------
2000:
 Fixed  maturity securities:
   U.S. Government ....................          $22,514              369              154           22,729
   Foreign government .................              712               25                0              737
   Corporate securities ...............           30,620              688              672           30,636
   Public utilities ...................              779               13                1              791
   Mortgage-backed securities and
    collateralized mortgage obligations              162                0                0              162
                                                 ----------------------------------------------------------
     Total fixed maturity securities ..           54,787            1,095              827           55,055
 Equity securities ....................            2,011              457              253            2,215
                                                 ----------------------------------------------------------
     Total ............................          $56,798            1,552            1,080           57,270
                                                 ==========================================================
1999:
 Fixed  maturity securities:
   U.S. Government ....................          $37,183              141            1,927           35,397
   Foreign government .................              500                0               29              471
   Corporate securities ...............           12,520                0              691           11,829
   Public utilities ...................              304                0               13              291
                                                 ----------------------------------------------------------
     Total fixed maturity securities ..           50,507              141            2,660           47,988
 Equity securities ....................            1,860              772              252            2,380
                                                 ----------------------------------------------------------
     Total ............................          $52,367              913            2,912           50,368
                                                 ==========================================================

The change in net unrealized gains and (losses) on fixed maturity securities was $2,787, $(3,721) and $100 for the years ended December 31, 2000, 1999 and 1998, respectively.

The change in net unrealized gains and (losses) from equity securities was $(316), $286 and $234 for the years ended December 31, 2000, 1999 and 1998, respectively.

The amortized cost and estimated fair value of fixed maturities at December 31, 2000, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                      Amortized     Estimated
                                                        cost        fair value
                                                     --------------------------
   Due in one year or less ..................          $   906           908
   Due after one year through five years ....           24,760        24,780
   Due after five years through ten years ...           16,938        17,197
   Due after ten years ......................           12,021        12,008
   Mortgage-backed securities and collateralized
    mortgage obligations ....................              162           162
                                                       ---------------------
     Totals .................................          $54,787        55,055
                                                       =====================

                                       12
                                      ------------------------------------------


PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements (continued)
(in thousands)

(2) INVESTMENTS (CONTINUED)

Proceeds from sales of investments in available-for-sale securities during 2000, 1999 and 1998 were $26,798, $4,483 and $20,779, respectively. Gross gains of $697, $219, and $1,080 and gross losses of $761, $161, and $77 were realized on sales of available-for-sale securities in 2000, 1999 and 1998, respectively. The Company recognized a loss of $40 on securities with other than temporary impairment.

Major categories of net investment income for the respective years ended December 31 are:

                                          2000            1999             1998
                                         ---------------------------------------
Interest:
   Fixed maturity securities ..          $3,081           2,515            1,592
   Short-term investments .....             274             289              393
Dividends:
   Equity securities ..........              20              19               12
Other .........................             240              (9)              52
                                         ---------------------------------------
     Total investment income ..           3,615           2,814            2,049

Investment expenses ...........              50              75               28
                                         ---------------------------------------
     Net investment income ....          $3,565           2,739            2,021
                                         =======================================

(3) SUMMARY TABLE OF FAIR VALUE DISCLOSURES

                                                      2000                               1999
                                         --------------------------------------------------------------
                                             Carrying         Fair           Carrying            Fair
                                              Amount          Value           Amount             Value
                                              -------         -----           -------            -----
Financial assets:
   Fixed maturity securities
     U.S. Government ..........          $ 22,729            22,729            35,397            35,397
     Foreign government .......               737               737               471               471
     Corporate securities .....            31,427            31,427            11,829            11,829
     Mortgage backed securities               162               162                 0                 0
     Public utilities .........                 0                 0               291               291
   Equity securities ..........             2,215             2,215             2,380             2,380
   Short term securities ......             2,256             2,256             1,947             1,947
   Separate accounts assets ...           470,577           470,577           614,649           614,649

Financial liabilities:
   Separate account liabilities           470,577           467,853           614,649           609,915
                                         ==============================================================

See Note 1 "Summary of Significant Accounting Policies" for description of the methods and significant assumptions used to estimate fair values.

            Variable Life Prospectus   13
-----------------------------------------


PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements (continued)
(in thousands)

(4) ACCIDENT AND HEALTH CLAIM RESERVES

Accident and health claim reserves are based on estimates which are subject to uncertainty. Uncertainty regarding reserves of a given accident year is gradually reduced as new information emerges each succeeding year, allowing more reliable re-evaluations of such reserves. While management believes that reserves as of December 31, are adequate, uncertainties in the reserving process could cause such reserves to develop favorably or unfavorably in the near term as new or additional information emerges. Any adjustments to reserves are reflected in the operating results of the periods in which they are made. Movements in reserves that are small relative to the amount of such reserves could significantly impact future reported earnings of the Company.

Activity in the accident and health claim reserves, exclusive of hospital indemnity and AIDS reserves of $650, $516, and $838 in 2000, 1999 and 1998, respectively, is summarized as follows:

                                                                   2000                1999               1998
                                                                 ----------------------------------------------
Balance at January 1, net of reinsurance recoverables
  of $8,006, $6,540, and $7,643 .......................          $ 15,490             15,650             17,804

Incurred related to:
   Current year .......................................             6,540             11,823             11,203
   Prior years ........................................            (4,711)            (2,752)            (4,946)
                                                                 ----------------------------------------------
     Total incurred ...................................             1,829              9,071              6,257

Paid related to:
   Current year .......................................               894              2,725              3,697
   Prior years ........................................             4,716              6,506              4,714
                                                                 ----------------------------------------------
Total paid ............................................             5,610              9,231              8,411

Balance at December 31, net of reinsurance recoverables
  of $3,758, $8,006 and $6,540 ........................          $ 11,709             15,490             15,650
                                                                 ==============================================

The provision for prior year claim and claim adjustment expenses decreased in 2000 primarily due to lower than expected losses on a discontinued block of business. Current year paid and incurred claims have decreased in 2000 due to termination of the reinsurance assumed business while prior year paid claims continue to reflect losses related to the run-off of the terminated business. In 1998, the Company experienced positive development in its HMO reinsurance business which decreased the provision for prior year claims.

                                       14
                                      ------------------------------------------


PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements (continued)
(in thousands)

(5) REINSURANCE

In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding risks under excess coverage and coinsurance contracts. The Company retains a maximum of $50 coverage per individual life.

Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies. A contingent liability exists to the extent that Allianz Life or the Company's unaffiliated reinsurers are unable to meet their contractual obligations under reinsurance contracts. Management is of the opinion that no liability will accrue to the Company with respect to this contingency.

Included in the reinsurance recoverables at December 31, 2000 and 1999 are recoverables on paid claims, unpaid claims and future benefit reserves from Allianz Life of $447 and $1,884, respectively.

Life insurance, annuities and accident and health business assumed from and ceded to other companies is as follows:

                                                                                                             Percentage
                                                           Assumed         Ceded                              of amount
                                         Direct          from other       to other           Net               assumed
Year ended                               amount           companies       companies         amount              to net
                                       ----------------------------------------------------------------------------------
December 31, 2000:
Life insurance in force ........       $1,516,290                0          136,465        1,379,825              0.0%
                                       ------------------------------------------------------------------------------
Premiums:
   Life insurance ..............            3,390                0              815            2,575              0.0%
   Annuities ...................            9,059                0                0            9,059              0.0%
   Accident and health insurance            7,790            3,773            4,672            6,891             54.8%
                                       ------------------------------------------------------------------------------
     Total premiums ............           20,239            3,773            5,487           18,525             20.4%
                                       ==============================================================================
December 31, 1999:
Life insurance in force ........       $1,095,552                0          159,143          936,409              0.0%
                                       ------------------------------------------------------------------------------
Premiums:
   Life insurance ..............            4,486                0            1,173            3,313              0.0%
   Annuities ...................           11,011                0                0           11,011              0.0%
   Accident and health insurance           17,075            6,728           11,184           12,619             53.3%
                                       ------------------------------------------------------------------------------
     Total premiums ............           32,572            6,728           12,357           26,943             25.0%
                                       ==============================================================================
December 31, 1998:
Life insurance in force ........       $  856,149                0          277,168          578,981              0.0%
                                       ------------------------------------------------------------------------------
Premiums:
   Life insurance ..............            7,115                0            1,568            5,547              0.0%
   Annuities ...................           12,643                0                0           12,643              0.0%
   Accident and health insurance           15,813            5,335            9,859           11,289             47.3%
                                       ------------------------------------------------------------------------------
     Total premiums ............           35,571            5,335           11,427           29,479             18.1%
                                       ==============================================================================

            Variable Life Prospectus   15
-----------------------------------------


PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements (continued)
(in thousands)

(5) REINSURANCE (CONTINUED)

Of the amounts assumed from and ceded to other companies, life and accident and health insurance assumed from and ceded to Allianz Life is as follows:

                                                   Assumed                              Ceded
                                       -----------------------------------------------------------------
                                        2000        1999        1998        2000        1999        1998
                                       -----------------------------------------------------------------
Life insurance in force ........       $   0           0           0       1,598       1,670       1,992
                                       -----------------------------------------------------------------
Premiums:
   Life insurance ..............       $   0           0           0          45          50          10
   Accident and health insurance         750       1,892       1,575         457         628         635
                                       -----------------------------------------------------------------
   Total premiums ..............       $ 750       1,892       1,575         502         678         645
                                       =================================================================

(6) INCOME TAXES

Income Tax Expense

Total income tax expenses for the years ended December 31 are as follows:

                                                                      2000           1999           1998
                                                                    -------------------------------------
Income tax expense attributable to operations:
   Current tax expense ......................................       $ 1,421          1,913          3,126
   Deferred tax (benefit) expense ...........................        (2,502)        (1,922)          (312)
                                                                    -------------------------------------
Total income tax (benefit) expense attributable to operations       $(1,081)            (9)         2,814
Income tax effect on equity:
     Attributable to unrealized gains and losses for the year           865         (1,202)           117
                                                                    -------------------------------------
Total income tax effect on equity ...........................       $  (216)        (1,211)         2,931
                                                                    =====================================

Components of Income Tax Expense

Income tax expense computed at the statutory rate of 35% varies from tax expense reported in the Statements of Income for the respective years ended December 31 as follows:

                                                                      2000            1999          1998
                                                                    -------------------------------------
Income tax expense computed at the statutory rate ...........       $ 1,633             19          2,943
Dividends received on deductions and tax-exempt interest ....          (557)          (186)          (467)
Adequacy release ............................................        (2,376)             0              0
Other .......................................................           219            158            338
                                                                    -------------------------------------
   Income tax (benefit) expense as reported .................       $(1,081)            (9)         2,814
                                                                    =====================================

                                       16
                                      ------------------------------------------


PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements (continued)
(in thousands)

(6) INCOME TAXES (CONTINUED)

Components of Deferred Tax Assets and Liabilities on the Balance Sheet
Tax effects of temporary differences giving rise to the significant components of the net deferred tax liabilities at December 31, 2000 and 1999 are as follows:

                                                            2000           1999
                                                           ---------------------
Deferred tax assets:
   Future benefit reserves .......................         $    0            533
   Unrealized losses on investments ..............              0            700
                                                           ---------------------
     Total deferred tax assets ...................              0          1,233
                                                           ---------------------
Deferred tax liabilities:
   Future benefit reserves .......................          1,051              0
   Deferred acquisition costs ....................          3,946          5,637
   Unrealized gains on investments ...............            165              0
   Other .........................................             54          2,449
                                                           ---------------------
     Total deferred tax liabilities ..............          5,216          8,086
                                                           ---------------------
Net deferred tax liability .......................         $5,216          6,853
                                                           =====================

The Company files a consolidated federal income tax return with AZOA and all of its wholly owned subsidiaries. The consolidated tax allocation agreement stipulates that each company participating in the return will bear its share of the tax liability pursuant to United States Treasury Department regulations. The Company accrues income taxes payable to Allianz Life under AZOA intercompany tax allocation agreements. Income taxes paid (recovered) by the Company were $1,670, $3,149 and $(1,998) in 2000, 1999 and 1998, respectively. The Company's liability for current taxes was $1,719 and $1,968 as of December 31, 2000 and 1999, respectively and is included in payable to parent.

(7) RELATED PARTY TRANSACTIONS

Allianz Life performs certain administrative services for the Company. The Company reimbursed Allianz Life $3,317, $1,496, and $1,941 in 2000, 1999 and 1998, respectively, for related administrative expenses incurred. In 2000, the Company changed its intercompany administrative agreement with Allianz Life and as a result more expenses are allocated through this agreement rather than directly incurred. The Company's liability to Allianz Life for incurred but unpaid service fees as of December 31, 2000 and 1999 was $858 and $630, respectively, and is included in payable to parent in the liability section of the accompanying balance sheet.

AZOA's investment division manages the Company's investment portfolio. The Company paid AZOA $50, $35, and $18 in 2000, 1999 and 1998, respectively, for investment advisory fees. The Company had no incurred but unpaid fees to AZOA as of December 31, 2000 and 1999.

            Variable Life Prospectus   17
-----------------------------------------


PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements (continued)
(in thousands)

(8) EMPLOYEE BENEFIT PLANS

The Company participates in the Allianz Primary Retirement Plan (Primary Retirement Plan), a defined contribution money purchase plan. The Company makes contributions to the plan on behalf of eligible participants. All employees are eligible to participate in the Primary Retirement Plan after two years of service. The contributions are based on a percentage of the participant's salary with the participants being 100% vested upon eligibility. It is the Company's policy to fund the plan costs as accrued. Total pension contributions were $44, $60, and $30 in 2000, 1999 and 1998, respectively.

The Company participates in the Allianz Asset Accumulation Plan (Allianz Plan), a defined contribution plan sponsored by AZOA. Prior to 1999, all employees were eligible to participate in the Allianz Plan during their first year of service, however, they were not eligible for the Company's matching contribution until completion of one year of service and were fully vested in the company's matching contribution after three years of service. Effective January 1, 1999, new hires were immediately enrolled in the Allianz Plan upon their first day of employment. Under the Allianz Plan provisions, the Company will match 100% of eligible employees' contributions up to a maximum of 2% of a participant's eligible compensation in the first year of service and 6% following the employee's first year anniversary. Employees are fully vested in the Company's matching contribution after three years of service. The plan can also declare a profit sharing allocation of up to 5.0% of base pay at year-end based upon the profitability of the Company. The Allianz Plan will accept participants' pretax or after tax contributions up to 15% of the participant's eligible compensation. It is the Company's policy to fund the Allianz Plan costs as accrued. The Company has accrued $51, $35, and $18 in 2000, 1999 and 1998, respectively, toward planned contributions.

(9) STATUTORY FINANCIAL DATA AND DIVIDEND RESTRICTIONS

Statutory accounting is directed toward insurer solvency and protection of policyholders. Accordingly, certain items recorded in financial statements prepared under GAAP are excluded or vary in determining statutory policyholders' surplus and gain from operations. Currently, these items include, among others, deferred acquisition costs, furniture and fixtures, accident and health premiums receivable which are more than 90 days past due, deferred taxes and undeclared dividends to policyholders. Additionally, future life and annuity policy benefit reserves calculated for statutory accounting do not include provisions for withdrawals. The National Association of Insurance Commissioners (NAIC) has completed a project to codify statutory accounting practices, the result of which will constitute the primary source of "prescribed" statutory accounting practices. Accordingly, that project, which has been substantially adopted by all States effective January 1, 2001, changes the definition of what comprises prescribed versus permitted statutory accounting practices, and will result in changes to existing accounting policies insurance enterprises use to prepare their statutory financial statements.

The State of New York has adopted codification with a few exceptions. The only material exception impacting the Company is Statement of Statutory Accounting Principle No.10, Income Taxes. New York will not recognize deferred income taxes. The State of New York has noted they will revisit these exceptions during 2001.

The Company has determined the impact of adopting the NAIC codification as modified by the State of New York to be immaterial to statutory surplus of the Company at December 31, 2000.

                                       18
                                      ------------------------------------------


PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements (continued)
(in thousands)

(9) STATUTORY FINANCIAL DATA AND DIVIDEND RESTRICTIONS (CONTINUED)

The differences between stockholder's equity and net income reported in accordance with statutory accounting practices and the accompanying financial statements for the years ended December 31 are as follows:

                                                     Stockholder's equity                  Net income
                                                ----------------------------------------------------------------
                                                  2000           1999          2000          1999          1998
                                                ----------------------------------------------------------------
Statutory basis ...........................     $ 45,460        38,136         7,222         5,351         6,891
Adjustments:
   Change in reserve basis ................       (3,593)       (5,680)        2,087         3,536         2,147
   Deferred acquisition costs .............       16,730        22,751        (6,021)      (10,636)       (4,060)
   Deferred taxes .........................       (5,216)       (6,853)        2,502         1,922           312
   Nonadmitted assets .....................           39            39             0             0             0
   Interest maintenance reserve ...........          456           513            23           (56)          657
   Asset valuation reserve ................          486           667             0             0             0
   Liability for unauthorized reinsurers ..           39           261             0             0             0
   Unrealized (losses) gains on investments          268        (2,519)            0             0             0
   Other ..................................            0             1           (66)          (54)         (350)
                                                ----------------------------------------------------------------
      As reported in the accompanying
         financial statements .............     $ 54,669        47,316         5,747            63         5,597
                                                ================================================================

The Company is required to meet minimum capital and surplus requirements. At December 31, 2000 and 1999, the Company was in compliance with these requirements. In accordance with New York Statutes, the Company may not pay a stockholder dividend without prior approval by the Superintendent of Insurance. The Company paid no dividends in 2000, 1999 and 1998.

Regulatory Risk Based Capital

An insurance enterprise's state of domicile imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of an enterprise's regulatory total adjusted capital to its authorized control level risk-based capital, as defined by the NAIC. The Company met its risk based capital requirements as of December 31, 2000 and 1999.

Permitted Statutory Accounting Practices

The Company is required to file annual statements with insurance regulatory authorities, which are prepared on an accounting basis prescribed or permitted by such authorities. Prescribed statutory accounting practices include state laws, regulations, and general administrative rules, as well as a variety of publications of the NAIC. Permitted statutory accounting practices encompass all accounting practices that are not prescribed; such practices differ from state to state, may differ from company to company within a state, and may change in the future. The Company does not currently use permitted statutory accounting practices that have a significant impact on its statutory financial statements.

            Variable Life Prospectus   19
-----------------------------------------


PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements (continued)
(in thousands)

(10) COMMITMENTS AND CONTINGENCIES

The Company is subject to claims and lawsuits that arise in the ordinary course of business. In the opinion of management, the ultimate resolution of such litigation will not have a material adverse effect on the financial position of the Company.

The Company is contingently liable for possible future assessments under regulatory requirements pertaining to insolvencies and impairments of unaffiliated insurance companies. Provision has been made for assessments currently received and assessments anticipated for known insolvencies.

                                       20
                                      ------------------------------------------


PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements (continued)
(in thousands)

(11) SUPPLEMENTARY INSURANCE INFORMATION

The following table summarizes certain financial information by line of business for 2000, 1999 and 1998:

                                                  As of December 31
                                  -------------------------------------------------
                                                                          Other
                                  Deferred                               policy
                                   policy      Future                  claims and
                                 acquisition  benefits      Unearned    benefits
                                    costs     reserves      premiums     payable
                                  -------------------------------------------------
2000:
Life insurance ..............     $    11       3,032         125           945
Annuities ...................      16,658       9,542           0             0
Accident and health insurance          61           0         426        16,117
                                  -------------------------------------------------
                                  $16,730      12,574         551        17,062
                                  =================================================
1999:
Life insurance ..............     $    25       2,771         156         1,499
Annuities ...................      22,644       6,546           0           479
Accident and health insurance          82           0         496        24,012
                                  -------------------------------------------------
                                  $22,751       9,317         652        25,990
                                  =================================================
1998:
Life insurance ..............     $    57       1,827         246         3,424
Annuities ...................      33,206       7,716           0           827
Accident and health insurance         124           0         667        23,027
                                  -------------------------------------------------
                                  $33,387       9,543         913        27,278
                                  =================================================

                                                 For the year ended December 31
                                 -----------------------------------------------------------------
                                    Premium                                Net Change
                                    revenue                                   in
                                   and other         Net                     policy        Other
                                   contract      investment               acquisition    operating
                                 considerations    income     Benefits      costs (a)    expenses
                                 -----------------------------------------------------------------
2000:
Life insurance ..............        2,575            484       1,293            14            730
Annuities ...................        9,059          1,127       1,213         5,986          2,507
Accident and health insurance        6,891          1,954       1,918            21          4,504
                                 -----------------------------------------------------------------
                                    18,525          3,565       4,424         6,021          7,741
                                 =================================================================
1999:
Life insurance ..............        3,313            192         411            32            923
Annuities ...................       11,011            904         382        10,562          2,423
Accident and health insurance       12,619          1,643       8,848            42          6,173
                                 -----------------------------------------------------------------
                                    26,943          2,739       9,641        10,636          9,519
                                 =================================================================
1998:
Life insurance ..............        5,547            303       2,160           165          1,518
Annuities ...................       12,643            243         351         3,899          6,047
Accident and health insurance       11,289          1,475       6,157            (4)         3,861
                                 -----------------------------------------------------------------
                                    29,479          2,021       8,668         4,060         11,426
                                 =================================================================

(a) See note 1 for aggregate gross amortization.




                               PART B - VERSION B



                       STATEMENT OF ADDITIONAL INFORMATION

                               USALLIANZ ADVANTAGE
                           INDIVIDUAL FLEXIBLE PAYMENT
                           VARIABLE ANNUITY CONTRACTS

                                    issued by

                        PREFERRED LIFE VARIABLE ACCOUNT C

                                       and


                  PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
                                   May 1, 2001



THIS IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS FOR THE INDIVIDUAL FLEXIBLE PAYMENT VARIABLE ANNUITY CONTRACTS WHICH ARE REFERRED TO HEREIN.

THE PROSPECTUS CONCISELY SETS FORTH INFORMATION THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS, CALL OR WRITE THE INSURANCE COMPANY AT: 152 West 57th Street, 18th Floor, New York, NY 10019,
(800) 542-5427.


THIS STATEMENT OF ADDITIONAL INFORMATION AND THE PROSPECTUS ARE DATED MAY 1, 2001, AND MAY BE AMENDED FROM TIME TO TIME.




TABLE OF CONTENTS

CONTENTS                                            PAGE

Insurance Company ...............................     2

Experts .........................................     2

Legal Opinions ..................................     2

Distributor .....................................     2

Reduction or Elimination of the
 Contingent Deferred Sales Charge ...............     2

Calculation of Performance Data .................     2

Federal Tax Status ..............................     7

Annuity Provisions ..............................    13

Mortality and Expense Risk Guarantee ............    14

Financial Statements ............................    14















                                                                   ADVSAI05-01


INSURANCE COMPANY

Information regarding Preferred Life Insurance Company of New York ("Insurance Company") is contained in the Prospectus.

The Insurance Company is rated A++ (Superior, Group Rating) by A.M. BEST, an independent analyst of the insurance industry. The financial strength of an insurance company may be relevant in that it may be a reflection as to the ability of a company to make fixed annuity payments from its general account.


EXPERTS
-------------------------------------------------------------------------------


The financial statements of Preferred Life Variable Account C and the financial statements of the Insurance Company as of and for the year ended December 31 2000, included in this Statement of Additional Information have been audited by KPMG LLP independent auditors, as indicated in their reports included in this Statement of Additional Information and are included herein in reliance upon such reports and upon the authority of said firm as experts in accounting and auditing.



LEGAL OPINIONS
-----------------------------------------------------------------------------


Stewart Gregg, Senior Counsel to Preferred Life Insurance Company of New York, has provided legal advice on certain matters in connection with the issuance of the Contracts.



DISTRIBUTOR
-------------------------------------------------------------------------------

USAllianz Investor Services, LLC, an affiliate of the Insurance Company, acts as the distributor. The offering is on a continuous basis.


REDUCTION OR ELIMINATION OF THE
CONTINGENT DEFERRED SALES CHARGE
-------------------------------------------------------------------------------

The amount of the contingent deferred sales charge on the Contracts may be reduced or eliminated when sales of the Contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. The entitlement to a reduction of the contingent deferred sales charge will be determined by the Insurance Company after examination of the following factors:
1) the size of the group; 2) the total amount of Purchase Payments expected to be received from the group; 3) the nature of the group for which the Contracts are purchased, and the persistency expected in that group; 4) the purpose for which the Contracts are purchased and whether that purpose makes it likely that expenses will be reduced; and 5) any other circumstances which the Insurance Company believes to be relevant to determining whether reduced sales or administrative expenses may be expected. None of the reductions in charges for sales is contractually guaranteed.

The contingent deferred sales charge may be eliminated when the Contracts are issued to an officer, director or employee of the Insurance Company or any of its affiliates. In no event will any reduction or elimination of the contingent deferred sales charge be permitted where the reduction or elimination will be unfairly discriminatory to any person.


CALCULATION OF PERFORMANCE DATA
------------------------------------------------------------------------------


TOTAL RETURN

From time to time, The Insurance Company may advertise the performance data for the Variable Options in sales literature, advertisements, personalized hypothetical illustrations and Contract Owner communications. Such data will show the percentage change in the value of an Accumulation Unit based on the performance of a Portfolio over a stated period of time, usually a calendar year, which is determined by dividing the increase (or decrease) in value for that unit by the Accumulation Unit value at the beginning of the period.

Any such performance data will also include average annual total return figures for one, five and ten year (or since inception) time periods indicated. Such total return figures will reflect the deduction of a 1.34% mortality and expense risk charge, a .15% administrative charge, the operating expenses of the underlying Portfolio and any applicable contract maintenance charge and contingent deferred sales charges. The contingent deferred sales charge and contract maintenance charge deductions are calculated assuming a Contract is surrendered at the end of the reporting period.

The hypothetical value of a Contract purchased for the time periods described will be determined by using the actual Accumulation Unit values for an initial $1,000 purchase payment, and deducting any applicable contract maintenance charges and any applicable contingent deferred sales charge to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 purchase payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is:

                                P (1 + T)n = ERV

where:

P  = a hypothetical initial payment of $1,000;

T  = average annual total return;

n  = number of years;



ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the time periods used at the end of such time periods (or fractional portion thereof).

The Insurance Company may also advertise performance data which will be calculated in the same manner as described above but which will not reflect the deduction of the contingent deferred sales charge and the contract maintenance charge. The Insurance Company may also advertise cumulative and average total return information over different periods of time. The Insurance Company may also present performance information computed on a different basis.

Cumulative total return is calculated in a similar manner, except that the results are not annualized. Each calculation assumes that no sales load is deducted from the initial $1,000 payment at the time it is allocated to the Portfolios and assumes that the income earned by the investment in the Portfolio is reinvested.

Contract Owners should note that investment results will fluctuate over time, and any presentation of total return for any period should not be considered as a representation of what an investment may earn or what a Contract Owner's total return may be in any future period.


YIELD

The USAllianz VIP Money Market Fund. The Insurance Company may advertise yield information for the USAllianz VIP Money Market Fund. The USAllianz VIP Money Market Fund's current yield may vary each day, depending upon, among other things, the average maturity of the underlying Portfolio's investment securities and changes in interest rates, operating expenses, the deduction of the mortality and expense risk charge, the administrative charge and the contract maintenance charge and, in certain instances, the value of the underlying Portfolio's investment securities. The fact that the Portfolio's current yield will fluctuate and that the principal is not guaranteed should be taken into consideration when using the Portfolio's current yield as a basis for comparison with savings accounts or other fixed-yield investments. The yield at any particular time is not indicative of what the yield may be at any other time.

The USAllianz VIP Money Market Fund's current yield is computed on a base period return of a hypothetical Contract having a beginning balance of one Accumulation Unit for a particular period of time (generally seven days). The return is determined by dividing the net change (exclusive of any capital changes) in such Accumulation Unit by its beginning value, and then multiplying it by 365/7 to get the annualized current yield. The calculation of net change reflects the value of additional shares purchased with the dividends paid by the Portfolio, and the deduction of the mortality and expense risk charge, the administrative charge and contract maintenance charge. The effective yield reflects the effects of compounding and represents an annualization of the current return with all dividends reinvested. (Effective yield = [(Base Period Return + 1)365/7] - 1.)


For the seven day period ending December 31, 2000, the USAllianz VIP Money Market Fund had a current yield of 3.45% and an effective yield of 3.51%.


Other Variable Options. The Insurance Company may also quote yield in sales literature, advertisements, personalized hypothetical illustrations, and Contract Owner communications for the other Variable Options. Each Variable Option (other than the Money Market Fund) will publish standardized total return information with any quotation of current yield.

The yield computation is determined by dividing the net investment income per Accumulation Unit earned during the period (minus the deduction for the mortality and expense risk charge, administrative charge and the contract maintenance charge) by the Accumulation Unit value on the last day of the period and annualizing the resulting figure, according to the following formula:



                           Yield = 2 [(a-b + 1)6 - 1]

                                       cd

where:

a = net investment income earned during the period by the Variable Option attributable to shares owned by the Portfolio;

b  = expenses accrued for the period (net of reimbursements);

c = the average daily number of Accumulation Units outstanding during the period;

d = the maximum offering price per Accumulation Unit on the last day of the period.

The above formula will be used in calculating quotations of yield, based on specified 30-day periods (or one month) identified in the sales literature, advertisement or communication. Yield calculations assume no sales load. The Insurance Company does not currently advertise any yield information for any Variable Option (other than the USAllianz VIP Money Market Fund).


PERFORMANCE RANKING

Total return may be compared to relevant indices, including U. S. domestic and international indices and data from Lipper Analytical Services, Inc., Standard & Poor's Indices, or VARDS.


From time to time, evaluation of performance by independent sources may also be used.


PERFORMANCE INFORMATION

In order to show how investment performance of the Portfolios affects Accumulation Unit values, the following performance information was developed.

The Portfolios of Franklin Templeton Variable Insurance Products Trust available under this Contract issue Class 2 shares and have a distribution plan which is referred to as a rule 12b-1 plan. Class 2 shares have Rule 12b-1 plan expenses currently equal to 0.25% per year, which will affect future performance.


Because Class 2 shares were not offered until 1/6/99 (or 5/1/97 for Templeton Developing Markets Securities Fund, Templeton Asset Strategy, and Templeton International Securities Fund), standardized class 2 fund performance for prior periods represents historical results of class 1 shares. For periods beginning 1/6/99 (or 5/1/97), class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.


The charts below show Accumulation Unit performance which assumes that the Accumulation Units were invested in each of the Portfolios for the same periods. The performance figures in Table I represent performance figures for the Accumulation Units which reflect the deduction of the mortality and expense risk charge, administrative charge, and the operating expenses of the Portfolios. Table II represents performance figures for the Accumulation Units which reflect the mortality and expense risk charge, administrative charge, the contract maintenance charge, the operating expenses of the Portfolios and assumes that you make a withdrawal at the end of the period (therefore the contingent deferred sales charge is reflected). Past performance does not guarantee future results.


USALLIANZ ADVANTAGE

Table I:  Total Return for the periods ended December 31, 2000 - Without Charges                            HYPOTHETICAL



                                                       Portfolio
                                                       Inception                                              Since
Investment Choices                                        Date      1-Year     3-Year     5-Year    10-Year   Inception
------------------                                        ----      ------     ------     ------    -------   ---------

AIM V.I. Capital Appreciation Fund                       5/5/1993    -12.22%     13.71%     13.75%        N/A     15.62%
AIM V.I. Growth Fund                                     5/5/1993    -21.66%     11.31%     14.94%        N/A     14.40%
AIM V.I. International Equity Fund                       5/5/1993    -27.49%      8.01%      9.44%        N/A      9.96%
AIM V.I. Value Fund                                      5/5/1993    -15.91%     11.97%     14.16%        N/A     15.58%
Alger American MidCap Growth Portfolio                   5/3/1993      7.57%     21.50%     17.51%        N/A     20.75%
Alger American Small Capitalization Portfolio           9/21/1988    -28.27%      4.88%      5.38%     11.89%     14.25%
Davis VA Financial Portfolio                             7/1/1999     29.04%        N/A        N/A        N/A     12.19%
Davis VA Real Estate Portfolio                           7/1/1999     21.51%        N/A        N/A        N/A      4.98%
Davis VA Value Portfolio                                 7/1/1999      7.69%        N/A        N/A        N/A      6.35%
Franklin Aggressive Growth Securities, Class 2*1/4       5/1/2000        N/A        N/A        N/A        N/A    -24.85%
Franklin Global Communications Securities Fund, Class   1/24/1989    -33.96%     -0.31%      5.47%      7.74%      8.11%
21
Franklin Global Health Care Securities Fund, Class       5/1/1998     69.59%        N/A        N/A        N/A     19.88%
21/2
Franklin Growth and Income Securities Fund, Class 21    1/24/1989     16.06%      7.19%     11.80%     11.92%      9.71%
Franklin High Income Fund, Class 2                      1/24/1989    -14.43%     -5.83%      0.59%      6.96%      4.88%
Franklin Income Securities Fund, Class 21               1/24/1989     17.67%      4.37%      7.53%     11.15%      9.09%
Franklin Large Cap Growth Securities Fund, Class 21      5/1/1996      3.90%     16.76%        N/A        N/A     17.06%
Franklin Natural Resources Securities Fund, Class 21/2  1/24/1989     34.25%      8.68%      0.97%      3.56%      3.29%
Franklin Rising Dividends Securities Fund, Class 21     1/27/1992     18.93%      3.60%     12.30%        N/A      9.40%
Franklin S&P 500 Index Fund, Class 21/4                11/11/1999     -9.82%        N/A        N/A        N/A     -4.95%
Franklin Small Cap Fund, Class 21                       11/1/1995    -16.02%     16.63%     18.51%        N/A     18.18%
Franklin Technology Securities, Class 2*1/4              5/1/2000        N/A        N/A        N/A        N/A    -24.95%
Franklin U.S. Government Fund, Class 2                  3/14/1989      9.75%      4.25%      4.52%      6.15%      6.19%
Franklin Value Securities Fund, Class 21                 5/1/1998     23.17%        N/A        N/A        N/A     -1.94%
JP Morgan International Opportunities Portfolio          1/3/1995    -17.31%      4.72%      5.87%        N/A      6.66%
JP Morgan US Disciplined Equity Portfolio                1/3/1995    -15.04%      6.44%     12.45%        N/A     15.47%
Mutual Discovery Securities Fund, Class 21              11/8/1996      8.59%      7.37%        N/A        N/A      9.97%
Mutual Shares Securities Fund, Class 21                 11/8/1996     11.58%      7.21%        N/A        N/A      9.88%
Oppenheimer VA Global Securities Fund                  11/12/1990      3.54%     22.03%     20.53%     14.05%     13.86%
Oppenheimer VA High Income Fund                         4/30/1986     -5.16%     -1.25%      3.86%     10.06%      8.89%
Oppenheimer VA Main Street Growth & Income Fund          7/5/1995    -10.12%      3.59%     13.63%        N/A     16.87%
PIMCO VIT High Yield Bond Portfolio, Admin. Class       4/30/1998     -3.04%        N/A        N/A        N/A     -0.31%
PIMCO VIT Stocks PLUS Growth & Income Portfolio,       12/31/1997    -10.83%     10.51%        N/A        N/A     10.50%
   Admin. Class
PIMCO VIT Total Return Bond Portfolio, Admin. Class    12/31/1997      8.01%      4.22%        N/A        N/A      4.22%
Seligman Global Technology Fund, Class 1                 5/2/1996    -24.87%     29.72%        N/A        N/A     23.18%
Seligman Small Cap Value Fund, Class 1                   5/1/1998     31.03%        N/A        N/A        N/A     14.47%
SP Jennison International Growth                       12/15/2000        N/A        N/A        N/A        N/A     -0.41%
SP Strategic Partners Focused Growth                   12/15/2000        N/A        N/A        N/A        N/A     -5.14%
Templeton Developing Markets SecuritiesFund, Class      3/15/1994    -30.71%     -6.64%     -2.57%        N/A     -2.51%
21/3
Templeton Growth Securities Fund, Class 21              3/15/1994     -0.03%      8.55%     11.35%        N/A     10.24%
Templeton International Securities Fund, Class 21/3     1/27/1992     -6.50%      6.48%      9.99%        N/A      8.82%
Templeton International Smaller Companies Fund, Class    5/1/1996     -2.69%      0.88%        N/A        N/A      2.25%
21
USAllianz VIP Diversified Assets                       11/11/1999      1.98%        N/A        N/A        N/A      3.24%
USAllianz VIP Fixed Income Fund                        11/11/1999     10.06%        N/A        N/A        N/A      6.38%
USAllianz VIP Global Opportunities Fund                  2/1/2000        N/A        N/A        N/A        N/A    -16.14%
USAllianz Growth Fund                                  11/11/1999    -11.60%        N/A        N/A        N/A     -4.52%
USAllianz Money Market Fund                              2/1/2000          3.51%    ***** 7-Day Effective Yield   *****

*For funds which have existed less than one year, non-standard cumulative total returns since inception are shown.

1. Ongoing stock market volatility can dramatically change the funds' short-term performance; current results may differ.

2. These returns reflect periods of rapidly rising stock markets and such gains may not continue.

3. Performance prior to the 5/1/00 merger reflects the historical performance of the Templeton Asset Allocation, Developing Markets, and International Funds, respectively.

4. Reflects Class 1 performance since Class 2 shares of this fund were not available until the contract was offered in January of 2001.

There are no accumulation units shown for the Franklin Real Estate Fund, Templeton Asset Strategy Fund, Templeton Global Income Securities Fund, USAllianz Aggressive Growth Fund, USAllianz American Growth Fund, USAllianz Captial Growth Fund, USAllianz Comstock Fund, USAllianz Growth and Income Fund, USAllianz Strategic Growth Fund, and the Van Kampen LIT Emerging Growth Portfolio because they were first offered under the Contract as of the date of this prospectus.



Table II:  Total Return for the periods ended December 31, 2000  - With Charges                              HYPOTHETICAL


                                                       Portfolio
                                                       Inception                                              Since
Investment Choices                                        Date      1-Year     3-Year     5-Year    10-Year   Inception
------------------                                        ----      ------     ------     ------    -------   ---------

AIM V.I. Capital Appreciation Fund                       5/5/1993    -18.32%     12.30%     13.27%        N/A     15.56%
AIM V.I. Growth Fund                                     5/5/1993    -27.76%      9.85%     14.48%        N/A     14.33%
AIM V.I. International Equity Fund                       5/5/1993    -33.59%      6.45%      8.89%        N/A      9.89%
AIM V.I. Value Fund                                      5/5/1993    -22.01%     10.52%     13.68%        N/A     15.52%
Alger American MidCap Growth Portfolio                   5/3/1993      1.47%     20.26%     17.07%        N/A     20.70%
Alger American Small Capitalization Portfolio           9/21/1988    -34.37%      3.22%      4.73%     11.84%     14.21%
Davis VA Financial Portfolio                             7/1/1999     22.94%        N/A        N/A        N/A      8.83%
Davis VA Real Estate Portfolio                           7/1/1999     15.41%        N/A        N/A        N/A      1.51%
Davis VA Value Portfolio                                 7/1/1999      1.59%        N/A        N/A        N/A      2.91%
Franklin Aggressive Growth Securities, Class 2*1/4       5/1/2000        N/A        N/A        N/A        N/A    -30.95%
Franklin Global Communications Securities Fund, Class   1/24/1989    -40.06%     -2.14%      4.83%      7.67%      8.05%
21
Franklin Global Health Care Securities Fund, Class       5/1/1998     63.49%        N/A        N/A        N/A     18.34%
21/2
Franklin Growth and Income Securities Fund, Class 21    1/24/1989      9.96%      5.60%     11.29%     11.86%      9.64%
Franklin High Income Fund, Class 2                      1/24/1989    -20.53%     -7.89%     -0.17%      6.90%      4.80%
Franklin Income Securities Fund, Class 21               1/24/1989     11.57%      2.68%      6.93%     11.09%      9.03%
Franklin Large Cap Growth Securities Fund, Class 21      5/1/1996     -2.20%     15.42%        N/A        N/A     16.57%
Franklin Natural Resources Securities Fund, Class 21/2  1/24/1989     28.15%      7.10%      0.19%      3.47%      3.20%
Franklin Rising Dividends Securities Fund, Class 21     1/27/1992     12.83%      1.88%     11.79%        N/A      9.32%
Franklin S&P 500 Index Fund, Class 21/4                11/11/1999    -15.92%        N/A        N/A        N/A     -9.65%
Franklin Small Cap Fund, Class 21                       11/1/1995    -22.12%     15.28%     18.09%        N/A     17.77%
Franklin Technology Securities, Class 21/4               5/1/2000        N/A        N/A        N/A        N/A    -31.05%
Franklin U.S. Government Fund, Class 2                  3/14/1989      3.65%      2.56%      3.85%      6.07%      6.12%
Franklin Value Securities Fund, Class 21                 5/1/1998     17.07%        N/A        N/A        N/A     -4.08%
JP Morgan International Opportunities Portfolio          1/3/1995    -23.41%      3.06%      5.24%        N/A      6.27%
JP Morgan US Disciplined Equity Portfolio                1/3/1995    -21.14%      4.83%     11.95%        N/A     15.20%
Mutual Discovery Securities Fund, Class 21              11/8/1996      2.49%      5.77%        N/A        N/A      9.25%
Mutual Shares Securities Fund, Class 21                 11/8/1996      5.48%      5.61%        N/A        N/A      9.16%
Oppenheimer VA Global Securities Fund                  11/12/1990     -2.56%     20.80%     20.13%     13.98%     13.79%
Oppenheimer VA High Income Fund                         4/30/1986    -11.26%     -3.13%      3.19%     10.01%      8.83%
Oppenheimer VA Main Street Growth & Income Fund          7/5/1995    -16.22%      1.89%     13.15%        N/A     16.57%
PIMCO VIT High Yield Bond Portfolio, Admin. Class       4/30/1998     -9.14%        N/A        N/A        N/A     -2.38%
PIMCO VIT Stocks PLUS Growth & Income Portfolio,       12/31/1997    -16.93%      9.02%        N/A        N/A      9.01%
   Admin. Class
PIMCO VIT Total Return Bond Portfolio, Admin. Class    12/31/1997      1.91%      2.53%        N/A        N/A      2.53%
Seligman Henderson Global Technology Fund, Class 1       5/2/1996    -30.97%     28.63%        N/A        N/A     22.77%
Seligman Small Cap Value Fund, Class 1                   5/1/1998     24.93%        N/A        N/A        N/A     12.83%
SP Jennison International Growth*                      12/15/2000        N/A        N/A        N/A        N/A     -6.51%
SP Strategic Partners Focused Growth*                  12/15/2000        N/A        N/A        N/A        N/A    -11.24%
Templeton Developing Markets Securities Fund, Class     3/15/1994    -36.81%     -8.74%     -3.43%        N/A     -2.90%
21/3
Templeton Growth Securities Fund, Class 21              3/15/1994     -6.13%      6.99%     10.83%        N/A     10.02%
Templeton International Securities Fund, Class 21/3     1/27/1992    -12.60%      4.87%      9.44%        N/A      8.74%
Templeton International Smaller Companies Fund, Class    5/1/1996     -8.79%     -0.93%        N/A        N/A      1.47%
21
USAllianz VIP Diversified Assets                       11/11/1999     -4.12%        N/A        N/A        N/A     -1.41%
USAllianz VIP Fixed Income Fund                        11/11/1999      3.96%        N/A        N/A        N/A      1.75%
USAllianz VIP Global Opportunities Fund                  2/1/2000        N/A        N/A        N/A        N/A    -22.24%
USAllianz Growth Fund                                  11/11/1999    -17.70%        N/A        N/A        N/A     -9.22%
USAllianz Money Market Fund                              2/1/2000            3.51%           ***** 7-Day
                                                                  Effective Yield *****

*For funds which have existed less than one year, non-standard cumulative total returns since inception are shown.

1. Ongoing stock market volatility can dramatically change the funds' short-term performance; current results may differ.

2. These returns reflect periods of rapidly rising stock markets and such gains may not continue.

3. Performance prior to the 5/1/00 merger reflects the historical performance of the Templeton Asset Allocation, Developing Markets, and International Funds, respectively.

4. Reflects Class 1 performance since Class 2 shares of this fund were not available until the contract was offered in January of 2001.

There are no accumulation units shown for the Franklin Real Estate Fund, Templeton Asset Strategy Fund, Templeton Global Income Securities Fund, USAllianz Aggressive Growth Fund, USAllianz American Growth Fund, USAllianz Captial Growth Fund, USAllianz Comstock Fund, USAllianz Growth and Income Fund, USAllianz Strategic Growth Fund, and the Van Kampen LIT Emerging Growth Portfolio because they were first offered under the Contract as of the date of this prospectus.



You should note that investment results will fluctuate over time, and any presentation of total return for any period should not be considered as a representation of what an investment may earn or what your total return may be in any future period.


FEDERAL TAX STATUS
-------------------------------------------------------------------------------

Note: The following description is based upon the Insurance Company's understanding of current federal income tax law applicable to annuities in general. The Insurance Company cannot predict the probability that any changes in such laws will be made. Purchasers are cautioned to seek competent tax advice regarding the possibility of such changes. The Insurance Company does not guarantee the tax status of the Contracts. Purchasers bear the complete risk that the Contracts may not be treated as "annuity contracts" under federal income tax laws. It should be further understood that the following discussion is not exhaustive and that special rules not described herein may be applicable in certain situations. Moreover, no attempt has been made to consider any applicable state or other tax laws.


GENERAL

Section 72 of the Internal Revenue Code of 1986, as amended (the "Code") governs taxation of annuities in general. A Contract Owner is not taxed on increases in the value of a Contract until distribution occurs, either in the form of a lump sum payment or as Annuity Payments under the Annuity Option elected. For a lump sum payment received as a total surrender (total redemption) or death benefit, the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract. For Non-Qualified Contracts, this cost basis is generally the Purchase Payments, while for Qualified Contracts there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates.

For Annuity Payments, a portion of each payment in excess of an exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed Annuity Option is determined by multiplying the payment by the ratio that the cost basis of the Contract (adjusted for any period certain or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable Annuity Option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludible amounts equal the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income rates. For certain types of Qualified Plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Contract Owners, Annuitants and Beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

The Insurance Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Insurance Company, and its operations form a part of the Insurance Company.


DIVERSIFICATION

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the Contract as an annuity contract would result in imposition of federal income tax to the Contract Owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract. The Code contains a safe harbor provision which provides that annuity contracts such as the Contracts meet the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five percent (55%) of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

On March 2, 1989, the Treasury Department issued regulations (Treas. Reg. 1.817-5) which established diversification requirements for the investment portfolios underlying variable contracts such as the Contracts. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations, an investment portfolio will be deemed adequately diversified if: (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments.

The Code provides that for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

The Insurance Company intends that all Portfolios underlying the Contracts will be managed by the investment advisers in such a manner as to comply with these diversification requirements.

The Treasury Department has indicated that the diversification Regulations do not provide guidance regarding the circumstances in which Contract Owner control of the investments of the Separate Account will cause the Contract Owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment for the Contract. At this time it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.

The amount of Contract Owner control which may be exercised under the Contract is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the policy Owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the Contract Owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the Contract Owner to be considered as the owner of the assets of the Separate Account resulting in the imposition of federal income tax to the Contract Owner with respect to earnings allocable to the Contract prior to receipt of payments under the Contract.

In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the Contract Owner being retroactively determined to be the owner of the assets of the Separate Account.

Due to the uncertainty in this area, the Insurance Company reserves the right to modify the Contract in an attempt to maintain favorable tax treatment.


MULTIPLE CONTRACTS

The Code provides that multiple non-qualified annuity contracts which are issued within a calendar year period to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences, including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a
Section 1035 exchange will be considered issued in the year of the exchange. Contract Owners should consult a tax adviser prior to purchasing more than one non-qualified annuity contract in any calendar year period.



PARTIAL 1035 EXCHANGES

Section 1035 of the Code provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract. Historically, it was presumed that only the exchange of an entire contract, as opposed to a partial exchange, would be accorded tax-free status. In 1998 in CONWAY VS. COMMISSIONER, the Tax Court held that the direct transfer of a portion of an annuity contract into another annuity contract qualified as a non-taxable exchange. On November 22, 1999, the Internal Revenue Service filed an Action on Decision which indicated that it acquiesced in the Tax Court decision in CONWAY. However, in its acquiescence with the decision of the Tax Court, the Internal Revenue Service stated that it will challenge transactions where taxpayers enter into a series of partial exchanges and annuitizations as part of a design to avoid application of the 10% premature distribution penalty or other limitations imposed on annuity contracts under the Code. In the absence of further guidance from the Internal Revenue Service it is unclear what specific types of partial exchange designs and transactions will be challenged by the Internal Revenue Service. Due to the uncertainty in this area owners should consult their own tax advisers prior to entering into a partial exchange of an annuity contract.



CONTRACTS OWNED BY OTHER
THAN NATURAL PERSONS

Under Section 72(u) of the Code, the investment earnings on purchase payments for the Contracts will be taxed currently to the Contract Owner if the Owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to Contracts held by a trust or other entity as an agent for a natural person nor to Contracts held by qualified plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.


TAX TREATMENT OF ASSIGNMENTS

An assignment or pledge of a Contract may be a taxable event. Contract Owners should therefore consult competent tax advisers should they wish to assign or pledge their Contracts.

DEATH BENEFITS

Any death benefits paid under the Contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate taxes may also apply.


INCOME TAX WITHHOLDING

All distributions or the portion thereof which is includible in the gross income of the Contract Owner are subject to federal income tax withholding. Generally, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments. However, the Contract Owner, in most cases, may elect not to have taxes withheld or to have withholding done at a different rate.

Certain distributions from retirement plans qualified under Section 401 or
Section 403(b) of the Code, which are not directly rolled over to another eligible retirement plan or individual retirement account or individual retirement annuity, are subject to a mandatory 20% withholding for federal income tax. The 20% withholding requirement generally does not apply to: (a) a series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated beneficiary, or for a specified period of 10 years or more; or (b) distributions which are required minimum distributions; or (c) the portion of the distributions not includible in gross income (i.e. returns of after-tax contributions); or (d) hardship withdrawals. Participants should consult their own tax counsel or other tax adviser regarding withholding requirements.


TAX TREATMENT OF WITHDRAWALS -
NON-QUALIFIED CONTRACTS

Section 72 of the Code governs treatment of distributions from annuity contracts. It provides that if the contract value exceeds the aggregate purchase payments made, any amount withdrawn will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are includible in gross income. It further provides that a ten percent (10%) penalty will apply to the income portion of any distribution. However, the penalty is not imposed on amounts received: (a) after the taxpayer reaches age 59 1/2; (b) after the death of the Contract Owner; (c) if the taxpayer is totally disabled (for this purpose disability is as defined in Section 72(m)(7) of the Code); (d) in a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his beneficiary; (e) under an immediate annuity; or (f) which are allocable to purchase payments made prior to August 14, 1982.

With respect to (d) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

The above information does not apply to Qualified Contracts. However, separate tax withdrawal penalties and restrictions may apply to such Qualified Contracts. (See "Tax Treatment of Withdrawals - Qualified Contracts.")


QUALIFIED PLANS

The Contracts offered are designed to be suitable for use under various types of Qualified Plans. Because of the minimum Purchase Payment requirements, these Contracts may not be appropriate for some periodic payment retirement plans. Taxation of participants in each Qualified Plan varies with the type of plan and terms and conditions of each specific plan. Contract Owners, Annuitants and Beneficiaries are cautioned that benefits under a Qualified Plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into the Insurance Company's administrative procedures. The Company is not bound by the terms and conditions of such plans to the extent such terms conflict with the terms of a Contract, unless the Company specifically consents to be bound. Contract Owners, participants and Beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.

A Qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a Qualified plan that is tax deferred. However, the Contract has features and benefits other than tax deferral that may make it an appropriate investment for a Qualified plan. Following are general descriptions of the types of Qualified Plans with which the Contracts may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding Qualified Plans are very complex and will have differing applications, depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a Contract issued under a Qualified Plan.

On July 6, 1983, the Supreme Court decided in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by the Insurance Company in connection with Qualified Plans will utilize annuity tables which do not differentiate on the basis of sex. Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

Contracts issued pursuant to Qualified Plans include special provisions restricting Contract provisions that may otherwise be available and described in this Statement of Additional Information. Generally, Contracts issued pursuant to Qualified Plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to withdrawals from Qualified Contracts. (See "Tax Treatment of Withdrawals - Qualified Contracts.")

A. TAX-SHELTERED ANNUITIES

Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, educational and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the Contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employee until the employee receives distributions from the Contract. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and surrenders. (See "Tax Treatment of Withdrawals - Qualified Contracts" and "Tax-Sheltered Annuities - Withdrawal Limitations.") Employee loans are not allowed under these Contracts. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

B. INDIVIDUAL RETIREMENT ANNUITIES

Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which may be deductible from the individual's taxable income. These IRAs are subject to limitations on eligibility, contributions, transferability and distributions. (See "Tax Treatment of Withdrawals - Qualified Contracts.") Under certain conditions, distributions from other IRAs and other Qualified Plans may be rolled over or transferred on a tax-deferred basis into an IRA. Sales of Contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of Contracts to be qualified as Individual Retirement Annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.


ROTH IRAS

Section 408A of the Code provides that beginning in 1998, individuals may purchase a new type of non-deductible IRA, known as a Roth IRA. Purchase payments for a Roth IRA are limited to a maximum of $2,000 per year and are not deductible from taxable income. Lower maximum limitations apply to individuals with adjusted gross incomes between $95,000 and $110,000 in the case of single taxpayers, between $150,000 and $160,000 in the case of married taxpayers filing joint returns, and between $0 and $10,000 in the case of married taxpayers filing separately. An overall $2,000 annual limitation continues to apply to all of a taxpayer's IRA contributions, including Roth IRAs and non-Roth IRAs.

Qualified distributions from Roth IRAs are free from federal income tax. A qualified distribution requires that an individual has held the Roth IRA for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2 , on the individual's death or disability, or as a qualified first-time home purchase, subject to a $10,000 lifetime maximum, for the individual, a spouse, child, grandchild, or ancestor. Any distribution which is not a qualified distribution is taxable to the extent of earnings in the distribution. Distributions are treated as made from contributions first and therefore no distributions are taxable until distributions exceed the amount of contributions to the Roth IRA. The 10% penalty tax and the regular IRA exceptions to the 10% penalty tax apply to taxable distributions from a Roth IRA.

Amounts may be rolled over from one Roth IRA to another Roth IRA. Furthermore, an individual may make a rollover contribution from a non-Roth IRA to a Roth IRA, unless the individual has adjusted gross income over $100,000 or the individual is a married taxpayer filing a separate return. The individual must pay tax on any portion of the IRA being rolled over that represents income or a previously deductible IRA contribution. However, for rollovers in 1998, the individual may pay that tax ratably over the four taxable year periods beginning with tax year 1998.

Purchasers of Contracts to be qualified as a Roth IRA should obtain competent tax advice as to the tax treatment and suitability of such an investment.

C. PENSION AND PROFIT-SHARING PLANS

Sections 401(a) and 401(k) of the Code permit employers, including self-employed individuals, to establish various types of retirement plans for employees. These retirement plans may permit the purchase of the Contracts to provide benefits under the Plan. Contributions to the Plan for the benefit of employees will not be includible in the gross income of the employee until distributed from the Plan. The tax consequences to participants may vary, depending upon the particular Plan design. However, the Code places limitations and restrictions on all Plans, including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions and withdrawals. Participant loans are not allowed under the Contracts purchased in connection with these Plans. (See "Tax Treatment of Withdrawals-Qualified Contracts.") Purchasers of Contracts for use with Pension or Profit-Sharing Plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.


TAX TREATMENT OF WITHDRAWALS -
QUALIFIED CONTRACTS

In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a Qualified Contract. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Contracts issued and qualified under Code Sections 401 (Pension and Profit-Sharing Plans), 403(b) (Tax-Sheltered Annuities) and 408 and 408A (Individual Retirement Annuities). To the extent amounts are not includible in gross income because they have been properly rolled over to an IRA or to another eligible Qualified Plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the Contract Owner or Annuitant (as applicable) reaches age 59 1/2; (b) distributions following the death or disability of the Contract Owner or Annuitant (as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code); (c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the Contract Owner or Annuitant (as applicable) or the joint lives (or joint life expectancies) of such Contract Owner or Annuitant (as applicable) and his designated beneficiary; (d) distributions to a Contract Owner or Annuitant (as applicable) who has separated from service after he has attained age 55; (e) distributions made to the Contract Owner or Annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the Contract Owner or Annuitant (as applicable) for amounts paid during the taxable year for medical care; (f) distributions made to an alternate payee pursuant to a qualified domestic relations order; (g) distributions made on account of an IRS levy upon the Qualified Contract (h) distributions from an Individual Retirement Annuity for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the Contract Owner or Annuitant (as applicable) and his or her spouse and dependents if the Contract Owner or Annuitant (as applicable) has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the Contract Owner or Annuitant (as applicable) has been re-employed for at least 60 days); (i) distributions from an Individual Retirement Annuity made to the Owner or Annuitant (as applicable) to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) of the Owner or Annuitant (as applicable) for the taxable year; and (j) distributions from an Individual Retirement Annuity made to the Owner or Annuitant (as applicable) which are qualified first-time home buyer distributions (as defined in Section 72(t)(8) of the Code). The exceptions stated in items (d) and (f) above do not apply in the case of an Individual Retirement Annuity. The exception stated in item (c) applies to an Individual Retirement Annuity without the requirement that there be a separation from service.

With respect to (c) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

Generally, distributions from a Qualified Plan must commence no later than April 1 of the calendar year following the later of: (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to an Individual Retirement Annuity. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.


TAX-SHELTERED ANNUITIES -
WITHDRAWAL LIMITATIONS

The Code limits the withdrawal of amounts attributable to contributions made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) of the Code) to circumstances only when the Contract Owner: (1) attains age 59 1/2;
(2) separates from service; (3) dies; (4) becomes disabled (within the meaning of Section 72(m)(7) of the Code); or (5) in the case of hardship. However, withdrawals for hardship are restricted to the portion of the Contract Owner's Contract Value which represents contributions by the Contract Owner and does not include any investment results. The limitations on withdrawals became effective on January 1, 1989 and apply only to salary reduction contributions made after December 31, 1988, and to income attributable to such contributions and to income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect rollovers and transfers between certain Qualified Plans. Contract Owners should consult their own tax counsel or other tax adviser regarding any distributions.


ANNUITY PROVISIONS
------------------------------------------------------------------------------


FIXED ANNUITY PAYOUT

A fixed annuity is an annuity with payments which are guaranteed as to dollar amount by the Insurance Company and do not vary with the investment experience of a Portfolio. The Fixed Account value on the day immediately preceding the Income Date will be used to determine the Fixed Annuity monthly payment. The monthly Annuity Payment will be based upon the Contract Value at the time of annuitization, the Annuity Option selected, the age of the annuitant and any joint annuitant and the sex of the annuitant and joint annuitant where allowed.


VARIABLE ANNUITY PAYOUT

A variable annuity is an annuity with payments which:
(1) are not predetermined as to dollar amount; and
(2) will vary in amount with the net investment results of the applicable Portfolio(s).


ANNUITY UNIT VALUE

On the Income Date, a fixed number of Annuity Units will be purchased as follows:

The first Annuity Payment is equal to the Adjusted Contract Value, divided first by $1,000 and then multiplied by the appropriate Annuity Payment amount for each $1,000 of value for the Annuity Option selected. In each Portfolio the fixed number of Annuity Units is determined by dividing the amount of the initial Annuity Payment determined for each Portfolio by the Annuity Unit value on the Income Date. Thereafter, the number of Annuity Units in each Portfolio remains unchanged unless the Contract Owner elects to transfer between Portfolios. All calculations will appropriately reflect the Annuity Payment frequency selected.

On each subsequent Annuity Payment date, the total Annuity Payment is the sum of the Annuity Payments for each Portfolio. The Annuity Payment in each Portfolio is determined by multiplying the number of Annuity Units then allocated to such Portfolio by the Annuity Unit value for that Portfolio.

On each subsequent Valuation Date, the value of an Annuity Unit is determined in the following way:

First: The Net Investment Factor is determined as described in the Prospectus under "Purchase - Accumulation Units."

Second: The value of an Annuity Unit for a Valuation Period is equal to:

a. the value of the Annuity Unit for the immediately preceding Valuation Period.

b. multiplied by the Net Investment Factor for the current Valuation Period;

c. divided by the Assumed Net Investment Factor (see below) for the Valuation Period.

The Assumed Net Investment Factor is equal to one plus the Assumed Investment Return which is used in determining the basis for the purchase of an Annuity, adjusted to reflect the particular Valuation Period. The Assumed Investment Return that the Insurance Company will use is 5%. However, the Insurance Company may agree to use a different value.


MORTALITY AND EXPENSE RISK GUARANTEE
-------------------------------------------------------------------------------

The Insurance Company guarantees that the dollar amount of each Annuity Payment after the first Annuity Payment will not be affected by variations in mortality and expense experience.


FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

The audited financial statements of the Insurance Company as of and for the year ended December 31, 2000, included herein should be considered only as bearing upon the ability of the Insurance Company to meet its obligations under the Contracts. The audited financial statements of the Separate Account as of and for the year ended December 31, 2000 are also included herein.







                        PREFERRED LIFE VARIABLE ACCOUNT C
                                       of
                  PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
                              Financial Statements
                                December 31, 2000

                                        ----------------------------------------

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

Independent Auditors' Report

The Board of Directors of Preferred Life Insurance Company of New York and Contract Owners of Preferred Life Variable Account C:

We have audited the accompanying statements of assets and liabilities of the sub-accounts of Preferred Life Variable Account C as of December 31, 2000, the related statements of operations for the year then ended and the statements of changes in net assets for each of the years in the two-years then ended. These financial statements are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investment securities held in custody for the benefit of the Variable Account were confirmed to us by AIM Variable Insurance Funds, Inc., The Alger American Fund, Franklin Templeton Variable Insurance Products Trust, Prudential Investments Fund Management, LLC, and USAllianz Variable Insurance Products Trust. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the assets and liabilities of the sub-accounts of Preferred Life Variable Account C at December 31, 2000, the results of their operations for the year then ended and the changes in their net assets for each of the years in the two-years then ended, in conformity with accounting principles generally accepted in the United States of America.


                                                      KPMG LLP

Minneapolis, Minnesota
March 30, 2001

                                       1
----------------------------------------


PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

Financial Statements

Statements of Assets and Liabilities
December 31, 2000
(In thousands)

                                                                                                       Alger           Franklin
                                                                                       Alger          American        Aggressive
                                                                        AIM           American       Leveraged          Growth
                                                                    V.I. Growth        Growth          AllCap         Securities
                                                                       Fund          Portfolio       Portfolio           Fund
                                                                    --------------------------------------------------------------
Assets:
    Investments at net asset value* ........................          $3,349           1,452           1,147             460
                                                                    --------------------------------------------------------------
      Total assets .........................................           3,349           1,452           1,147             460
                                                                    ==============================================================
Liabilities:
    Accrued mortality and expense risk
      and administrative charges ...........................               4               4               5               2
                                                                    --------------------------------------------------------------
    Total liabilities ......................................               4               4               5               2
                                                                    --------------------------------------------------------------
    Net assets .............................................          $3,345           1,448           1,142             458
                                                                    ==============================================================
Contract owners' equity:
    Contracts in accumulation period - Valuemark II (note 6)          $3,054           1,188             867             438
    Contracts in accumulation period - Valuemark IV (note 6)             291             260             275              20
    Contracts in annuity payment period (note 2) ...........              --              --              --              --
                                                                    --------------------------------------------------------------
Total contract owners' equity ..............................          $3,345           1,448           1,142             458
                                                                    ==============================================================

  * Investment shares ......................................             135              31              30              61
    Investments at cost ....................................          $4,546           1,859           1,660             626

                                                                                      Franklin      Franklin
                                                                   Franklin Global     Global       Growth and       Franklin
                                                                   Communications    Health Care      Income           High
                                                                    Securities       Securities     Securities        Income
                                                                       Fund             Fund           Fund            Fund
                                                                   ---------------------------------------------------------
Assets:
    Investments at net asset value* ........................         $43,111           3,222          69,700          16,266
                                                                   ---------------------------------------------------------
      Total assets .........................................          43,111           3,222          69,700          16,266
                                                                   =========================================================
Liabilities:
    Accrued mortality and expense risk
      and administrative charges ...........................             100             (58)             88              24
                                                                   ---------------------------------------------------------
    Total liabilities ......................................             100             (58)             88              24
                                                                   ---------------------------------------------------------
    Net assets .............................................         $43,011           3,280          69,612          16,242
                                                                   =========================================================
Contract owners' equity:
    Contracts in accumulation period - Valuemark II (note 6)         $41,997           2,875          67,196          15,147
    Contracts in accumulation period - Valuemark IV (note 6)           1,014             405           2,275           1,095
    Contracts in annuity payment period (note 2) ...........              --              --             141              --
                                                                   ---------------------------------------------------------
Total contract owners' equity ..............................         $43,011           3,280          69,612          16,242
                                                                   =========================================================

  * Investment shares ......................................           3,347             190           4,062           1,905
    Investments at cost ....................................         $58,351           2,554          66,809          23,643

                 See accompanying notes to financial statements.

                                       2
                                       -----------------------------------------


PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

Financial Statements (continued)

Statements of Assets and Liabilities (cont.)
December 31, 2000
(In thousands)

                                                                                       Franklin                          Franklin
                                                                     Franklin          Large Cap       Franklin           Natural
                                                                      Income            Growth          Money            Resources
                                                                     Securities       Securities        Market           Securities
                                                                       Fund              Fund            Fund               Fund
                                                                     --------------------------------------------------------------
Assets:
    Investments at net asset value* ........................          $44,538           28,511           23,206             3,578
                                                                     --------------------------------------------------------------
      Total assets .........................................           44,538           28,511           23,206             3,578
                                                                     --------------------------------------------------------------
Liabilities:
    Accrued mortality and expense risk
      and administrative charges ...........................              184                9              (55)               16
                                                                     --------------------------------------------------------------
      Total liabilities ....................................              184                9              (55)               16
                                                                     --------------------------------------------------------------
      Net assets ...........................................          $44,354           28,502           23,261             3,562
                                                                     ==============================================================
Contract owners' equity:
    Contracts in accumulation period - Valuemark II (note 6)          $43,031           25,664           22,687             3,334
    Contracts in accumulation period - Valuemark IV (note 6)            1,228            2,838              574               228
    Contracts in annuity payment period (note 2) ...........               95               --               --                --
                                                                     --------------------------------------------------------------
Total contract owners' equity ..............................          $44,354           28,502           23,261             3,562
                                                                     ==============================================================

  * Investment shares ......................................            3,030            1,356           23,206               241
    Investments at cost ....................................          $45,892           22,134           23,206             3,130

                                                                                      Franklin
                                                                      Franklin          Rising          Franklin
                                                                        Real          Dividends         S&P 500
                                                                       Estate         Securities         Index
                                                                        Fund             Fund             Fund
                                                                      -----------------------------------------
Assets:
    Investments at net asset value* ........................           $9,951           35,144            2,287
                                                                      -----------------------------------------
      Total assets .........................................            9,951           35,144            2,287
                                                                      -----------------------------------------
Liabilities:
    Accrued mortality and expense risk
      and administrative charges ...........................                6              102                5
                                                                      -----------------------------------------
      Total liabilities ....................................                6              102                5
                                                                      -----------------------------------------
      Net assets ...........................................           $9,945           35,042            2,282
                                                                      =========================================
Contract owners' equity:
    Contracts in accumulation period - Valuemark II (note 6)           $9,803           33,131            1,929
    Contracts in accumulation period - Valuemark IV (note 6)              142            1,911              353
    Contracts in annuity payment period (note 2) ...........               --               --               --
                                                                      -----------------------------------------
Total contract owners' equity ..............................           $9,945           35,042            2,282
                                                                      =========================================

  * Investment shares ......................................              570            2,656              237
    Investments at cost ....................................           $9,985           35,480            2,459

                 See accompanying notes to financial statements.

                                       3
----------------------------------------


PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

Financial Statements (continued)

Statements of Assets and Liabilities (cont.)
December 31, 2000
(In thousands)

                                                                                        Franklin         Franklin        Franklin
                                                                     Franklin          Technology          U.S.           Value
                                                                     Small Cap         Securities       Government      Securities
                                                                       Fund               Fund            Fund             Fund
                                                                     ---------------------------------------------------------------
Assets:
    Investments at net asset value* ........................          $19,035              491           43,245            1,038
                                                                     ---------------------------------------------------------------
      Total assets .........................................           19,035              491           43,245            1,038
                                                                     ---------------------------------------------------------------
Liabilities:
    Accrued mortality and expense risk
      and administrative charges ...........................                4                2               33                7
                                                                     ---------------------------------------------------------------
      Total liabilities ....................................                4                2               33                7
                                                                     ---------------------------------------------------------------
      Net assets ...........................................          $19,031              489           43,212            1,031
                                                                     ===============================================================
Contract owners' equity:
    Contracts in accumulation period - Valuemark II (note 6)          $17,715              436           41,854              558
    Contracts in accumulation period - Valuemark IV (note 6)            1,316               53            1,358              473
    Contracts in annuity payment period (note 2) ...........               --               --               --               --
                                                                     ---------------------------------------------------------------
Total contract owners' equity ..............................          $19,031              489           43,212            1,031
                                                                     ===============================================================

  * Investment shares ......................................              896               65            3,286              105
    Investments at cost ....................................          $16,734              673           43,325              838

                                                                      Franklin         Franklin         Mutual
                                                                        Zero             Zero          Discovery
                                                                       Coupon           Coupon        Securities
                                                                     Fund - 2005      Fund - 2010        Fund
                                                                     -------------------------------------------
Assets:
    Investments at net asset value* ........................           $6,029            3,986           10,824
                                                                     -------------------------------------------
      Total assets .........................................            6,029            3,986           10,824
                                                                     -------------------------------------------
Liabilities:
    Accrued mortality and expense risk
      and administrative charges ...........................               13                8               11
                                                                     -------------------------------------------
      Total liabilities ....................................               13                8               11
                                                                     -------------------------------------------
      Net assets ...........................................           $6,016            3,978           10,813
                                                                     ===========================================
Contract owners' equity:
    Contracts in accumulation period - Valuemark II (note 6)           $5,852            3,768           10,173
    Contracts in accumulation period - Valuemark IV (note 6)              102              210              640
    Contracts in annuity payment period (note 2) ...........               62               --               --
                                                                     -------------------------------------------
Total contract owners' equity ..............................           $6,016            3,978           10,813
                                                                     ===========================================

  * Investment shares ......................................              380              242              744
    Investments at cost ....................................           $5,909            3,840            8,971

                 See accompanying notes to financial statements.

                                       4
                                       -----------------------------------------


PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

Financial Statements (continued)

Statements of Assets and Liabilities (cont.)
December 31, 2000
(In thousands)


                                                                     Mutual           Templeton       Templeton          Templeton
                                                                     Shares             Asset         Developing       Global Income
                                                                   Securities         Strategy    Markets Securities     Securities
                                                                      Fund              Fund             Fund              Fund
                                                                   -----------------------------------------------------------------
Assets:
    Investments at net asset value* ........................         $22,464            2,390            3,691            6,379
                                                                   -----------------------------------------------------------------
      Total assets .........................................          22,464            2,390            3,691            6,379
                                                                   -----------------------------------------------------------------
Liabilities:
    Accrued mortality and expense risk
      and administrative charges ...........................              33                3               10               21
                                                                   -----------------------------------------------------------------
      Total liabilities ....................................              33                3               10               21
                                                                   -----------------------------------------------------------------
      Net assets ...........................................         $22,431            2,387            3,681            6,358
                                                                   =================================================================
Contract owners' equity:
    Contracts in accumulation period - Valuemark II (note 6)         $19,922            2,328            3,482            6,208
    Contracts in accumulation period - Valuemark IV (note 6)           2,509               59              199              150
    Contracts in annuity payment period (note 2) ...........              --               --               --               --
                                                                   -----------------------------------------------------------------
Total contract owners' equity ..............................         $22,431            2,387            3,681            6,358
                                                                   =================================================================

  * Investment shares ......................................         1,577              124              703              553
    Investments at cost ....................................       $18,896            2,512            5,058            7,011

                                                                                                      Templeton
                                                                    Templeton        Templeton      International
                                                                     Growth        International       Smaller
                                                                   Securities        Securities       Companies
                                                                      Fund              Fund             Fund
                                                                   ----------------------------------------------
Assets:
    Investments at net asset value* ........................         $27,688           33,141              924
                                                                   ----------------------------------------------
      Total assets .........................................          27,688           33,141              924
                                                                   ----------------------------------------------
Liabilities:
    Accrued mortality and expense risk
      and administrative charges ...........................              23               18                4
                                                                   ----------------------------------------------
      Total liabilities ....................................              23               18                4
                                                                   ----------------------------------------------
      Net assets ...........................................         $27,665           33,123              920
                                                                   ==============================================
Contract owners' equity:
    Contracts in accumulation period - Valuemark II (note 6)         $25,526           32,502              785
    Contracts in accumulation period - Valuemark IV (note 6)           2,101              621              135
    Contracts in annuity payment period (note 2) ...........              38               --               --
                                                                   ----------------------------------------------
Total contract owners' equity ..............................         $27,665           33,123              920
                                                                   ==============================================

  * Investment shares ......................................           2,012            1,765               86
    Investments at cost ....................................         $26,486          $36,696              958

                 See accompanying notes to financial statements.

                                       5
----------------------------------------


PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

Financial Statements (continued)

Statements of Assets and Liabilities (cont.)
December 31, 2000
(In thousands)

                                                                Templeton          USAllianz      USAllianz
                                                              Pacific Growth    VIP Diversified   VIP Fixed    USAllianz    Total
                                                                Securities          Assets         Income      VIP Growth    All
                                                                  Fund               Fund           Fund         Fund       Funds
                                                              ---------------------------------------------------------------------
Assets:
    Investments at net asset value* ........................     $ 3,261              204            159          144       471,015
                                                              ---------------------------------------------------------------------
      Total assets .........................................       3,261              204            159          144       471,015
                                                              ---------------------------------------------------------------------
Liabilities:
    Accrued mortality and expense risk
      and administrative charges ...........................          12                1              1            2           642
                                                              ---------------------------------------------------------------------
      Total liabilities ....................................          12                1              1            2           642
                                                              ---------------------------------------------------------------------
      Net assets ...........................................     $ 3,249              203            158          142       470,373
                                                              =====================================================================
Contract owners' equity:
    Contracts in accumulation period - Valuemark II (note 6)     $ 3,174              180            136          126       447,066
    Contracts in accumulation period - Valuemark IV (note 6)          75               23             22           16        22,971
    Contracts in annuity payment period (note 2) ...........          --               --             --           --           336
                                                              ---------------------------------------------------------------------
Total contract owners' equity ..............................     $ 3,249              203            158          142       470,373
                                                              =====================================================================

  * Investment shares ......................................         431               15             20           16        54,076
    Investments at cost ....................................       3,558              163            210          152       484,323

                 See accompanying notes to financial statements.

                                       6
                                       -----------------------------------------


PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

Financial Statements (continued)

Statements of Operations
For the year ended December 31, 2000
(In thousands)

                                                                                                              Alger       Franklin
                                                                                               Alger         American     Aggressive
                                                                                AIM           American       Leveraged      Growth
                                                                            V.I. Growth        Growth          AllCap     Securities
                                                                               Fund           Portfolio      Portfolio       Fund
                                                                            --------------------------------------------------------
Investment income:
    Dividends reinvested in fund shares .............................         $    --            --             --            --
                                                                            --------------------------------------------------------
Expenses:
    Mortality and expense risk and administrative charges -
           Valuemark II .............................................              46            16             18             1
           Valuemark IV .............................................               3             3              2             1
                                                                            --------------------------------------------------------
      Total expenses ................................................              49            19             20             2
                                                                            --------------------------------------------------------
      Investment income (loss), net .................................             (49)          (19)           (20)           (2)

Realized gains (losses) and unrealized appreciation (depreciation) on investments:
    Realized capital gain distributions on mutual funds .............             113           184            124            --
    Realized gains (losses) on sales of investments, net ............             (91)          (12)           (72)          (21)
                                                                            --------------------------------------------------------
           Realized gains (losses) on investments, net ..............              22           172             52           (21)
                                                                            --------------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments .................................          (1,209)         (426)          (517)         (165)
                                                                            --------------------------------------------------------
      Total realized gains (losses) and unrealized
      appreciation (depreciation) on investments, net ...............          (1,187)         (254)          (465)         (186)
                                                                            --------------------------------------------------------
Net increase (decrease) in net assets from operations ...............         $(1,236)         (273)          (485)         (188)
                                                                            ========================================================

                                                                                            Franklin      Franklin
                                                                           Franklin Global    Global      Growth and
                                                                           Communications   Health Care     Income
                                                                             Securities     Securities    Securities
                                                                                Fund           Fund          Fund
                                                                           ------------------------------------------
Investment income:
    Dividends reinvested in fund shares .............................        $  1,570             1          4,729
                                                                           ------------------------------------------
Expenses:
    Mortality and expense risk and administrative charges -
           Valuemark II .............................................             930            22          1,168
           Valuemark IV .............................................              14             7             32
                                                                           ------------------------------------------
      Total expenses ................................................             944            29          1,200
                                                                           ------------------------------------------
      Investment income (loss), net .................................             626           (28)         3,529

Realized gains (losses) and unrealized appreciation (depreciation) on investments:
    Realized capital gain distributions on mutual funds .............          15,022            --          8,848
    Realized gains (losses) on sales of investments, net ............           1,366           226           (107)
                                                                           ------------------------------------------
           Realized gains (losses) on investments, net ..............          16,388           226          8,741
                                                                           ------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments .................................         (40,791)          628         (2,394)
                                                                           ------------------------------------------
      Total realized gains (losses) and unrealized
      appreciation (depreciation) on investments, net ...............         (24,403)          854          6,347
                                                                           ------------------------------------------
Net increase (decrease) in net assets from operations ...............        $(23,777)          826          9,876
                                                                           ==========================================

                 See accompanying notes to financial statements.

                                       7
----------------------------------------


PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

Financial Statements (continued)

Statements of Operations (cont.)
For the year ended December 31, 2000
(In thousands)

                                                                                                            Franklin
                                                                               Franklin     Franklin        Large Cap     Franklin
                                                                                 High        Income          Growth        Money
                                                                                Income     Securities      Securities      Market
                                                                                 Fund         Fund            Fund          Fund
                                                                               ----------------------------------------------------
Investment income:
    Dividends reinvested in fund shares .............................          $   103        5,858            144         1,236
                                                                               ----------------------------------------------------
Expenses:
    Mortality and expense risk and administrative charges -
           Valuemark II .............................................              286          782            402           290
           Valuemark IV .............................................               17           19             35            13
                                                                               ----------------------------------------------------
      Total expenses ................................................              303          801            437           303
                                                                               ----------------------------------------------------
      Investment income (loss), net .................................             (200)       5,057           (293)          933

Realized gains (losses) and unrealized appreciation (depreciation) on investments:
    Realized capital gain distributions on mutual funds .............               --        2,276          1,595            --
    Realized gains (losses) on sales of investments, net ............           (3,394)      (1,452)         1,785            --
                                                                               ----------------------------------------------------
           Realized gains (losses) on investments, net ..............           (3,394)         824          3,380            --
                                                                               ----------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments .................................              718        1,755         (1,828)           --
                                                                               ----------------------------------------------------
      Total realized gains (losses) and unrealized
      appreciation (depreciation) on investments, net ...............           (2,676)       2,579          1,552            --
                                                                               ----------------------------------------------------
Net increase (decrease) in net assets from operations ...............          $(2,876)       7,636          1,259           933
                                                                               ====================================================

                                                                               Franklin                    Franklin
                                                                               Natural       Franklin       Rising
                                                                              Resources        Real        Dividends
                                                                              Securities      Estate      Securities
                                                                                 Fund          Fund          Fund
                                                                              --------------------------------------
Investment income:
    Dividends reinvested in fund shares .............................           $   21          680          1,339
                                                                              --------------------------------------
Expenses:
    Mortality and expense risk and administrative charges -
           Valuemark II .............................................               44          138            482
           Valuemark IV .............................................                4            2             26
                                                                              --------------------------------------
      Total expenses ................................................               48          140            508
                                                                              --------------------------------------
      Investment income (loss), net .................................              (27)         540            831

Realized gains (losses) and unrealized appreciation (depreciation) on investments:
    Realized capital gain distributions on mutual funds .............               --          405          6,098
    Realized gains (losses) on sales of investments, net ............              (61)        (413)        (1,646)
                                                                              --------------------------------------
           Realized gains (losses) on investments, net ..............              (61)          (8)         4,452
                                                                              --------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments .................................            1,012        2,015            462
                                                                              --------------------------------------
      Total realized gains (losses) and unrealized
      appreciation (depreciation) on investments, net ...............              951        2,007          4,914
                                                                              --------------------------------------
Net increase (decrease) in net assets from operations ...............           $  924        2,547          5,745
                                                                              ======================================

                 See accompanying notes to financial statements.

                                       8
                                       -----------------------------------------


PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

Financial Statements (continued)

Statements of Operations (cont.)
For the year ended December 31, 2000
(In thousands)

                                                                               Franklin                      Franklin     Franklin
                                                                               S&P 500        Franklin      Technology      U.S.
                                                                                Index        Small Cap      Securities   Government
                                                                                Fund           Fund           Fund          Fund
                                                                               ----------------------------------------------------
Investment income:
    Dividends reinvested in fund shares .............................          $    1            --            --             45
                                                                               ----------------------------------------------------
Expenses:
    Mortality and expense risk and administrative charges -
           Valuemark II .............................................              26           316             2            626
           Valuemark IV .............................................               2            17             1             30
                                                                               ----------------------------------------------------
      Total expenses ................................................              28           333             3            656
                                                                               ----------------------------------------------------
      Investment income (loss), net .................................             (27)         (333)           (3)          (611)

Realized gains (losses) and unrealized appreciation (depreciation) on investments:
    Realized capital gain distributions on mutual funds .............              --         1,755            --             --
    Realized gains (losses) on sales of investments, net ............              (2)        2,760            (4)        (1,475)
                                                                               ----------------------------------------------------
           Realized gains (losses) on investments, net ..............              (2)        4,515            (4)        (1,475)
                                                                               ----------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments .................................            (181)       (8,010)         (181)         6,479
                                                                               ----------------------------------------------------
      Total realized gains (losses) and unrealized
      appreciation (depreciation) on investments, net ...............            (183)       (3,495)         (185)         5,004
                                                                               ----------------------------------------------------
Net increase (decrease) in net assets from operations ...............          $ (210)       (3,828)         (188)         4,393
                                                                               ====================================================

                                                                               Franklin      Franklin     Franklin
                                                                                Value          Zero         Zero
                                                                              Securities      Coupon       Coupon
                                                                                 Fund       Fund - 2000  Fund - 2005
                                                                              --------------------------------------
Investment income:
    Dividends reinvested in fund shares .............................            $  3           644             6
                                                                              --------------------------------------
Expenses:
    Mortality and expense risk and administrative charges -
           Valuemark II .............................................               6           135           147
           Valuemark IV .............................................               7             4             2
                                                                              --------------------------------------
      Total expenses ................................................              13           139           149
                                                                              --------------------------------------
      Investment income (loss), net .................................             (10)          505          (143)

Realized gains (losses) and unrealized appreciation (depreciation) on investments:
    Realized capital gain distributions on mutual funds .............              --           119           153
    Realized gains (losses) on sales of investments, net ............              12        (3,190)          (98)
                                                                              --------------------------------------
           Realized gains (losses) on investments, net ..............              12        (3,071)           55
                                                                              --------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments .................................             179         1,465           611
                                                                              --------------------------------------
      Total realized gains (losses) and unrealized
      appreciation (depreciation) on investments, net ...............             191        (1,606)          666
                                                                              --------------------------------------
Net increase (decrease) in net assets from operations ...............            $181        (1,101)          523
                                                                              ======================================

                 See accompanying notes to financial statements.

                                       9
----------------------------------------


PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

Financial Statements (continued)

Statements of Operations (cont.)
For the year ended December 31, 2000
(In thousands)


                                                                            Franklin         Mutual        Mutual        Templeton
                                                                              Zero         Discovery       Shares          Asset
                                                                             Coupon        Securities    Securities      Strategy
                                                                           Fund - 2010        Fund          Fund           Fund
                                                                           ---------------------------------------------------------
Investment income:
    Dividends reinvested in fund shares .............................        $    4            351           711             5
                                                                           ---------------------------------------------------------
Expenses:
    Mortality and expense risk and administrative charges -
           Valuemark II .............................................            56            155           303            38
           Valuemark IV .............................................             4              9            34             1
                                                                           ---------------------------------------------------------
    Total expenses ..................................................            60            164           337            39
                                                                           ---------------------------------------------------------
    Investment income (loss), net ...................................           (56)           187           374           (34)
                                                                           ---------------------------------------------------------

Realized gains (losses) and unrealized appreciation (depreciation) on investments:
    Realized capital gain distributions on mutual funds .............            68             --           615            --
    Realized gains (losses) on sales of investments, net ............          (259)           480           876           (67)
                                                                           ---------------------------------------------------------
           Realized gains (losses) on investments, net ..............          (191)           480         1,491           (67)
                                                                           ---------------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments .................................           899            348           642             9
                                                                           ---------------------------------------------------------
      Total realized gains (losses) and unrealized
      appreciation (depreciation) on investments, net ...............           708            828         2,133           (58)
                                                                           ---------------------------------------------------------
Net increase (decrease) in net assets from operations ...............        $  652          1,015         2,507           (92)
                                                                           =========================================================

                                                                            Templeton
                                                                            Developing     Templeton     Templeton
                                                                             Markets     Global Income    Growth
                                                                           Securities     Securities    Securities
                                                                              Fund           Fund          Fund
                                                                           ---------------------------------------
Investment income:
    Dividends reinvested in fund shares .............................       $    51             12           607
                                                                           ---------------------------------------
Expenses:
    Mortality and expense risk and administrative charges -
           Valuemark II .............................................            71            102           455
           Valuemark IV .............................................             2              2            30
                                                                           ---------------------------------------
    Total expenses ..................................................            73            104           485
                                                                           ---------------------------------------
    Investment income (loss), net ...................................           (22)           (92)          122
                                                                           ---------------------------------------

Realized gains (losses) and unrealized appreciation (depreciation) on investments:
    Realized capital gain distributions on mutual funds .............            --             --         3,996
    Realized gains (losses) on sales of investments, net ............          (332)          (493)          405
                                                                           ---------------------------------------
           Realized gains (losses) on investments, net ..............          (332)          (493)        4,401
                                                                           ---------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments .................................        (1,645)           701        (4,848)
                                                                           ---------------------------------------
      Total realized gains (losses) and unrealized
      appreciation (depreciation) on investments, net ...............        (1,977)           208          (447)
                                                                           ---------------------------------------
Net increase (decrease) in net assets from operations ...............       $(1,999)           116          (325)
                                                                           =======================================

                 See accompanying notes to financial statements.

                                       10
                                       -----------------------------------------


PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

Financial Statements (continued)

Statements of Operations (cont.)
For the year ended December 31, 2000
(In thousands)

                                                                                              Templeton
                                                                           Templeton        International    Templeton
                                                                         International         Smaller     Pacific Growth
                                                                           Securities         Companies      Securities
                                                                             Fund               Fund            Fund
                                                                         --------------------------------------------------
Investment income:
    Dividends reinvested in fund shares .............................      $     26               19                7
                                                                         --------------------------------------------------
Expenses:
    Mortality and expense risk and administrative charges -
           Valuemark II .............................................           528               15               67
           Valuemark IV .............................................             7               --                1
                                                                         --------------------------------------------------
      Total expenses ................................................           535               15               68
                                                                         --------------------------------------------------
      Investment income (loss), net .................................          (509)               4              (61)

Realized gains (losses) and unrealized appreciation (depreciation) on investments:
    Realized capital gain distributions on mutual funds .............        11,167               --               --
    Realized gains (losses) on sales of investments, net ............          (206)              (7)          (1,602)
                                                                         --------------------------------------------------
           Realized gains (losses) on investments, net ..............        10,961               (7)          (1,602)
                                                                         --------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments .................................       (13,460)             (28)             152
                                                                         --------------------------------------------------
      Total realized gains (losses) and unrealized
      appreciation (depreciation) on investments, net ...............        (2,499)             (35)          (1,450)
                                                                         --------------------------------------------------
Net increase (decrease) in net assets from operations ...............      $ (3,008)             (31)          (1,511)
                                                                         ==================================================


                                                                             USAllianz        USAllianz
                                                                          VIP Diversified     VIP Fixed     USAllianz       Total
                                                                              Assets            Income      VIP Growth       All
                                                                               Fund              Fund         Fund          Funds
                                                                          --------------------------------------------------------
Investment income:
    Dividends reinvested in fund shares .............................          $  9                8            1           18,191
                                                                          --------------------------------------------------------
Expenses:
    Mortality and expense risk and administrative charges -
           Valuemark II .............................................             1                1            2            7,677
           Valuemark IV .............................................            --               --           --              331
                                                                          --------------------------------------------------------
      Total expenses ................................................             1                1            2            8,008
                                                                          --------------------------------------------------------
      Investment income (loss), net .................................             8                7           (1)          10,183

Realized gains (losses) and unrealized appreciation (depreciation) on investments:
    Realized capital gain distributions on mutual funds .............             1               --            3           52,542
    Realized gains (losses) on sales of investments, net ............             3               --           --           (7,091)
                                                                          --------------------------------------------------------
           Realized gains (losses) on investments, net ..............             4               --            3           45,451
                                                                          --------------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments .................................           (19)              --           --          (57,627)
                                                                          --------------------------------------------------------
      Total realized gains (losses) and unrealized
      appreciation (depreciation) on investments, net ...............           (15)              --            3          (12,176)
                                                                          --------------------------------------------------------
Net increase (decrease) in net assets from operations ...............          $ (7)               7            2           (1,993)
                                                                          ========================================================

                 See accompanying notes to financial statements.

                                       11
-----------------------------------------


PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

Financial Statements (continued)

Statements of Changes in Net Assets
For the years ended December 31, 2000 and 1999
(In thousands)

                                                                                            AIM V.I.             Alger American
                                                                                          Growth Fund           Growth Portfolio
                                                                                   ------------------------------------------------
                                                                                     2000            1999      2000          1999
                                                                                   ------------------------------------------------
Increase (decrease) in net assets:
      Operations:
             Investment income (loss), net ...................................      $   (49)            1       (19)           --
             Realized gains (losses) on investments, net .....................           22             9       172            --
             Net change in unrealized appreciation
               (depreciation) on investments .................................       (1,209)           13      (426)           20
                                                                                   ------------------------------------------------
               Net increase (decrease) in net assets
                 from operations .............................................       (1,236)           23      (273)           20
                                                                                   ------------------------------------------------

      Contract transactions - All products (See note 5 for detail by product):
           Purchase payments .................................................          297            --       157            --
           Transfers between funds ...........................................        5,416           400     1,577           481
           Surrenders and terminations .......................................       (1,530)          (22)     (491)          (22)
           Rescissions .......................................................           (1)           --        --            --
           Other transactions (note 2) .......................................           (2)           --        (1)           --
                                                                                   ------------------------------------------------
             Net increase (decrease) in net assets resulting
               from contract transactions ....................................        4,180           378     1,242           459
                                                                                   ------------------------------------------------

Increase (decrease) in net assets ............................................        2,944           401       969           479

Net assets at beginning of year ..............................................          401            --       479            --
                                                                                   ------------------------------------------------

Net assets at end of year ....................................................      $ 3,345           401     1,448           479
                                                                                   ================================================

                                                                                    Alger American        Franklin Aggressive Growth
                                                                               Leveraged AllCap Portfolio      Securities Fund
                                                                               -----------------------------------------------------
                                                                                  2000            1999      2000              1999
                                                                               -----------------------------------------------------
Increase (decrease) in net assets:
      Operations:
             Investment income (loss), net ...................................  $  (20)             --        (2)             --
             Realized gains (losses) on investments, net .....................      52               9       (21)             --
             Net change in unrealized appreciation
               (depreciation) on investments .................................    (517)              4      (165)             --
                                                                               -----------------------------------------------------
               Net increase (decrease) in net assets
                 from operations .............................................    (485)             13      (188)             --
                                                                               -----------------------------------------------------

      Contract transactions - All products (See note 5 for detail by product):
           Purchase payments .................................................     198              --        14              --
           Transfers between funds ...........................................   1,323             212       663              --
           Surrenders and terminations .......................................    (119)             --       (31)             --
           Rescissions .......................................................      --              --        --              --
           Other transactions (note 2) .......................................      --              --        --              --
                                                                               -----------------------------------------------------
             Net increase (decrease) in net assets resulting
               from contract transactions ....................................   1,402             212       646              --
                                                                               -----------------------------------------------------

Increase (decrease) in net assets ............................................     917             225       458              --

Net assets at beginning of year ..............................................     225              --        --              --
                                                                               -----------------------------------------------------

Net assets at end of year ....................................................  $1,142             225       458              --
                                                                               =====================================================

                 See accompanying notes to financial statements.

                                       12
                                       -----------------------------------------


PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 2000 and 1999
(In thousands)

                                                                Franklin Global Communications      Franklin Global Health Care
                                                                        Securities Fund                   Securities Fund
                                                                ----------------------------------------------------------------
                                                                     2000             1999             2000             1999
                                                                ----------------------------------------------------------------
Increase (decrease) in net assets:
      Operations:
           Investment income (loss), net ...................      $    626            1,746             (28)              (7)
           Realized gains (losses) on investments, net .....        16,388           11,061             226              (69)
           Net change in unrealized appreciation
             (depreciation) on investments .................       (40,791)          10,895             628                6
                                                                ----------------------------------------------------------------
             Net increase (decrease) in net assets
               from operations .............................       (23,777)          23,702             826              (70)
                                                                ----------------------------------------------------------------

      Contract transactions - All products
           (See note 5 for detail by product):
           Purchase payments ...............................           591              722             173              356
           Transfers between funds .........................           333             (593)          1,886              164
           Surrenders and terminations .....................       (16,228)         (22,175)           (252)            (171)
           Rescissions .....................................            (2)             (11)             --               --
           Other transactions (note 2) .....................           (40)             (45)             --               --
                                                                ----------------------------------------------------------------
             Net increase (decrease) in net assets resulting
               from contract transactions ..................       (15,346)         (22,102)          1,807              349
                                                                ----------------------------------------------------------------

Increase (decrease) in net assets ..........................       (39,123)           1,600           2,633              279

Net assets at beginning of year ............................        82,134           80,534             647              368
                                                                ----------------------------------------------------------------

Net assets at end of year ..................................      $ 43,011           82,134           3,280              647
                                                                ================================================================

                                                                                    Franklin Growth and          Franklin High
                                                                                   Income Securities Fund         Income Fund
                                                                                ---------------------------------------------------
                                                                                   2000             1999     2000             1999
                                                                                ---------------------------------------------------
Increase (decrease) in net assets:
      Operations:
           Investment income (loss), net .....................................  $  3,529            2,370     (200)           7,066
           Realized gains (losses) on investments, net .......................     8,741           15,651   (3,394)              16
           Net change in unrealized appreciation
             (depreciation) on investments ...................................    (2,394)         (17,772)     718           (7,480)
                                                                                ---------------------------------------------------
             Net increase (decrease) in net assets
               from operations ...............................................     9,876              249   (2,876)            (398)
                                                                                ---------------------------------------------------

      Contract transactions - All products
           (See note 5 for detail by product):
           Purchase payments .................................................       313            1,180      103              495
           Transfers between funds ...........................................    (5,122)             231   (2,478)          (1,774)
           Surrenders and terminations .......................................   (20,562)         (29,342)  (6,483)          (8,636)
           Rescissions .......................................................       (28)              --       --               (6)
           Other transactions (note 2) .......................................       (41)             (56)     (11)             (18)
                                                                                ---------------------------------------------------
             Net increase (decrease) in net assets resulting
               from contract transactions ....................................   (25,440)         (27,987)  (8,869)          (9,939)
                                                                                ---------------------------------------------------

Increase (decrease) in net assets ............................................   (15,564)         (27,738) (11,745)         (10,337)

Net assets at beginning of year ..............................................    85,176          112,914   27,987           38,324
                                                                                ---------------------------------------------------

Net assets at end of year ....................................................  $ 69,612           85,176   16,242           27,987
                                                                                ===================================================

                 See accompanying notes to financial statements.

                                       13
-----------------------------------------


PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 2000 and 1999
(In thousands)

                                                                                        Franklin Income         Franklin Large Cap
                                                                                        Securities Fund       Growth Securities Fund
                                                                                  --------------------------------------------------
                                                                                     2000           1999      2000           1999
                                                                                  --------------------------------------------------
Increase (decrease) in net assets:
      Operations:
           Investment income (loss), net .....................................    $  5,057          4,822      (293)          (228)
           Realized gains (losses) on investments, net .......................         824          2,921     3,380          1,016
           Net change in unrealized appreciation
             (depreciation) on investments ...................................       1,755         (9,842)   (1,828)         5,588
                                                                                  --------------------------------------------------
             Net increase (decrease) in net assets
               from operations ...............................................       7,636         (2,099)    1,259          6,376
                                                                                  --------------------------------------------------

      Contract transactions - All products (See note 5 for detail by product):
           Purchase payments .................................................         201            865       547          1,016
           Transfers between funds ...........................................      (4,397)        (4,069)    4,416         11,961
           Surrenders and terminations .......................................     (15,104)       (20,924)   (5,964)        (7,150)
           Rescissions .......................................................          --             --        --            (27)
           Other transactions (note 2) .......................................         (28)           (43)      (13)           (11)
                                                                                  --------------------------------------------------
           Net increase (decrease) in net assets resulting
             from contract transactions ......................................     (19,328)       (24,171)   (1,014)         5,789
                                                                                  --------------------------------------------------

Increase (decrease) in net assets ............................................     (11,692)       (26,270)      245         12,165

Net assets at beginning of year ..............................................      56,046         82,316    28,257         16,092
                                                                                  --------------------------------------------------

Net assets at end of year ....................................................    $ 44,354         56,046    28,502         28,257
                                                                                  ==================================================

                                                                                      Franklin          Franklin Natural Resources
                                                                                  Money Market Fund           Securities Fund
                                                                                ---------------------------------------------------
                                                                                 2000           1999         2000          1999
                                                                                ---------------------------------------------------
Increase (decrease) in net assets:
      Operations:
           Investment income (loss), net .....................................  $   933           897          (27)             1
           Realized gains (losses) on investments, net .......................       --            --          (61)          (770)
           Net change in unrealized appreciation
             (depreciation) on investments ...................................       --            --        1,012          1,633
                                                                                ---------------------------------------------------
             Net increase (decrease) in net assets
               from operations ...............................................      933           897          924            864
                                                                                ---------------------------------------------------

      Contract transactions - All products (See note 5 for detail by product):
           Purchase payments .................................................      142           485           43             73
           Transfers between funds ...........................................    4,204         5,597          153           (218)
           Surrenders and terminations .......................................   (7,185)      (13,090)        (671)        (1,194)
           Rescissions .......................................................      (16)          (39)          --             --
           Other transactions (note 2) .......................................       (9)          (12)          (2)            (2)
                                                                                ---------------------------------------------------
           Net increase (decrease) in net assets resulting
             from contract transactions ......................................   (2,864)       (7,059)        (477)        (1,341)
                                                                                ---------------------------------------------------

Increase (decrease) in net assets ............................................   (1,931)       (6,162)         447           (477)

Net assets at beginning of year ..............................................   25,192        31,354        3,115          3,592
                                                                                ---------------------------------------------------

Net assets at end of year ....................................................  $23,261        25,192        3,562          3,115
                                                                                ===================================================

                 See accompanying notes to financial statements.

                                       14
                                       -----------------------------------------


PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 2000 and 1999
(In thousands)

                                                                                           Franklin            Franklin Rising
                                                                                       Real Estate Fund    Dividends Securities Fund
                                                                                  --------------------------------------------------
                                                                                    2000            1999      2000           1999
                                                                                  --------------------------------------------------
Increase (decrease) in net assets:
      Operations:
           Investment income (loss), net .....................................    $    540            913       831            116
           Realized gains (losses) on investments, net .......................          (8)         1,434     4,452         11,890
           Net change in unrealized appreciation
             (depreciation) on investments ...................................       2,015         (3,300)      462        (18,289)
                                                                                  --------------------------------------------------
             Net increase (decrease) in net assets
               from operations ...............................................       2,547           (953)    5,745         (6,283)
                                                                                  --------------------------------------------------

      Contract transactions - All products (See note 5 for detail by product):
           Purchase payments .................................................          70             87       316          1,082
           Transfers between funds ...........................................        (228)        (1,981)   (3,831)        (2,689)
           Surrenders and terminations .......................................      (2,489)        (3,470)  (10,146)       (16,665)
           Rescissions .......................................................          --             --        --             (3)
           Other transactions (note 2) .......................................          (5)            (8)      (21)           (32)
                                                                                  --------------------------------------------------
           Net increase (decrease) in net assets resulting
             from contract transactions ......................................      (2,652)        (5,372)  (13,682)       (18,307)
                                                                                  --------------------------------------------------

Increase (decrease) in net assets ............................................        (105)        (6,325)   (7,937)       (24,590)

Net assets at beginning of year ..............................................      10,050         16,375    42,979         67,569
                                                                                  --------------------------------------------------

Net assets at end of year ....................................................    $  9,945         10,050    35,042         42,979
                                                                                  ==================================================

                                                                                       Franklin                    Franklin
                                                                                  S&P 500 Index Fund            Small Cap Fund
                                                                                ---------------------------------------------------
                                                                                 2000            1999         2000          1999
                                                                                ---------------------------------------------------
Increase (decrease) in net assets:
      Operations:
           Investment income (loss), net .....................................  $  (27)           --           (333)          (148)
           Realized gains (losses) on investments, net .......................      (2)           --          4,515            488
           Net change in unrealized appreciation
             (depreciation) on investments ...................................    (181)           10         (8,010)        10,634
                                                                                ---------------------------------------------------
             Net increase (decrease) in net assets
               from operations ...............................................    (210)           10         (3,828)        10,974
                                                                                ---------------------------------------------------

      Contract transactions - All products (See note 5 for detail by product):
           Purchase payments .................................................     313            --            506            727
           Transfers between funds ...........................................   2,000           521          4,219            665
           Surrenders and terminations .......................................    (306)          (45)        (4,791)        (4,324)
           Rescissions .......................................................      --            --             --             --
           Other transactions (note 2) .......................................      (1)           --            (11)            (8)
                                                                                ---------------------------------------------------
           Net increase (decrease) in net assets resulting
             from contract transactions ......................................   2,006           476            (77)        (2,940)
                                                                                ---------------------------------------------------

Increase (decrease) in net assets ............................................   1,796           486         (3,905)         8,034

Net assets at beginning of year ..............................................     486            --         22,936         14,902
                                                                                ---------------------------------------------------

Net assets at end of year ....................................................  $2,282           486         19,031         22,936
                                                                                ===================================================

                 See accompanying notes to financial statements.

                                       15
-----------------------------------------


PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 2000 and 1999
(In thousands)

                                                                                      Franklin Technology           Franklin
                                                                                        Securities Fund        U.S. Government Fund
                                                                                   -------------------------------------------------
                                                                                     2000            1999       2000          1999
                                                                                   -------------------------------------------------
Increase (decrease) in net assets:
      Operations:
           Investment income (loss), net .....................................     $    (3)           --         (611)        7,750
           Realized gains (losses) on investments, net .......................          (4)           --       (1,475)          (66)
           Net change in unrealized appreciation
             (depreciation) on investments ...................................        (181)           --        6,479        (9,210)
                                                                                   -------------------------------------------------
             Net increase (decrease) in net assets
               from operations ...............................................        (188)           --        4,393        (1,526)
                                                                                   -------------------------------------------------

      Contract transactions - All products (See note 5 for detail by product):
           Purchase payments .................................................          57            --          150           904
           Transfers between funds ...........................................         661            --       (3,624)         (389)
           Surrenders and terminations .......................................         (41)           --      (11,223)      (17,918)
           Rescissions .......................................................          --            --           --           (23)
           Other transactions (note 2) .......................................          --            --          (24)          (33)
                                                                                   -------------------------------------------------
           Net increase (decrease) in net assets resulting
             from contract transactions ......................................         677            --      (14,721)      (17,459)
                                                                                   -------------------------------------------------

Increase (decrease) in net assets ............................................         489            --      (10,328)      (18,985)

Net assets at beginning of year ..............................................          --            --       53,540        72,525
                                                                                   -------------------------------------------------

Net assets at end of year ....................................................     $   489            --       43,212        53,540
                                                                                   =================================================

                                                                                    Franklin Value           Franklin Zero Coupon
                                                                                    Securities Fund               Fund - 2000
                                                                                 -------------------------------------------------
                                                                                   2000          1999         2000          1999
                                                                                 -------------------------------------------------
Increase (decrease) in net assets:
      Operations:
           Investment income (loss), net .....................................   $  (10)           (6)          505         1,785
           Realized gains (losses) on investments, net .......................       12             4        (3,071)          223
           Net change in unrealized appreciation
             (depreciation) on investments ...................................      179             8         1,465        (1,804)
                                                                                 -------------------------------------------------
             Net increase (decrease) in net assets
               from operations ...............................................      181             6        (1,101)          204
                                                                                 -------------------------------------------------

      Contract transactions - All products (See note 5 for detail by product):
           Purchase payments .................................................       33            79            33            69
           Transfers between funds ...........................................      261           299        (6,409)         (357)
           Surrenders and terminations .......................................     (110)          (27)       (3,678)       (3,722)
           Rescissions .......................................................       (1)           --           (21)           --
           Other transactions (note 2) .......................................       --            --            (4)           (6)
                                                                                 -------------------------------------------------
           Net increase (decrease) in net assets resulting
             from contract transactions ......................................      183           351       (10,079)       (4,016)
                                                                                 -------------------------------------------------

Increase (decrease) in net assets ............................................      364           357       (11,180)       (3,812)

Net assets at beginning of year ..............................................      667           310        11,180        14,992
                                                                                 -------------------------------------------------

Net assets at end of year ....................................................   $1,031           667            --        11,180
                                                                                 =================================================

                 See accompanying notes to financial statements.

                                       16
                                       -----------------------------------------


PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 2000 and 1999
(In thousands)

                                                                                    Franklin Zero Coupon        Franklin Zero Coupon
                                                                                        Fund - 2005                 Fund - 2010
                                                                                   -------------------------------------------------
                                                                                     2000          1999         2000          1999
                                                                                   -------------------------------------------------
Increase (decrease) in net assets:
      Operations:
           Investment income (loss), net .....................................     $  (143)          755         (56)          629
           Realized gains (losses) on investments, net .......................          55           150        (191)          219
           Net change in unrealized appreciation
             (depreciation) on investments ...................................         611        (1,492)        899        (1,784)
                                                                                   -------------------------------------------------
             Net increase (decrease) in net assets
               from operations ...............................................         523          (587)        652          (936)
                                                                                   -------------------------------------------------

      Contract transactions - All products (See note 5 for detail by product):
           Purchase payments .................................................           5            77          18           212
           Transfers between funds ...........................................         692          (457)       (383)         (612)
           Surrenders and terminations .......................................      (1,295)       (1,725)     (1,233)       (1,416)
           Rescissions .......................................................          --            --          --            --
           Other transactions (note 2) .......................................          (3)           (3)         (2)           (3)
                                                                                   -------------------------------------------------
           Net increase (decrease) in net assets resulting
             from contract transactions ......................................        (601)       (2,108)     (1,600)       (1,819)
                                                                                   -------------------------------------------------

Increase (decrease) in net assets ............................................         (78)       (2,695)       (948)       (2,755)

Net assets at beginning of year ..............................................       6,094         8,789       4,926         7,681
                                                                                   -------------------------------------------------

Net assets at end of year ....................................................     $ 6,016         6,094       3,978         4,926
                                                                                   =================================================

                                                                                    Mutual Discovery             Mutual Shares
                                                                                    Securities Fund             Securities Fund
                                                                                 -------------------------------------------------
                                                                                   2000          1999          2000         1999
                                                                                 -------------------------------------------------
Increase (decrease) in net assets:
      Operations:
           Investment income (loss), net .....................................   $   187           169           374           318
           Realized gains (losses) on investments, net .......................       480            40         1,491           546
           Net change in unrealized appreciation
             (depreciation) on investments ...................................       348         2,050           642         2,130
                                                                                 -------------------------------------------------
             Net increase (decrease) in net assets
               from operations ...............................................     1,015         2,259         2,507         2,994
                                                                                 -------------------------------------------------

      Contract transactions - All products (See note 5 for detail by product):
           Purchase payments .................................................       142           185           145         1,099
           Transfers between funds ...........................................       506          (727)       (1,296)          914
           Surrenders and terminations .......................................    (2,423)       (2,964)       (5,673)       (5,463)
           Rescissions .......................................................        --            --            --            (4)
           Other transactions (note 2) .......................................        (6)           (6)          (12)          (16)
                                                                                 -------------------------------------------------
           Net increase (decrease) in net assets resulting
             from contract transactions ......................................    (1,781)       (3,512)       (6,836)       (3,470)
                                                                                 -------------------------------------------------

Increase (decrease) in net assets ............................................      (766)       (1,253)       (4,329)         (476)

Net assets at beginning of year ..............................................    11,579        12,832        26,760        27,236
                                                                                 -------------------------------------------------

Net assets at end of year ....................................................   $10,813        11,579        22,431        26,760
                                                                                 =================================================

                 See accompanying notes to financial statements.

                                       17
-----------------------------------------


PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 2000 and 1999
(In thousands)

                                                                                      Templeton Asset        Templeton Developing
                                                                                       Strategy Fund        Markets Securities Fund
                                                                                   ------------------------------------------------
                                                                                     2000          1999        2000         1999
                                                                                   ------------------------------------------------
Increase (decrease) in net assets:
      Operations:
           Investment income (loss), net .....................................     $   (34)         211          (22)          42
           Realized gains (losses) on investments, net .......................         (67)         236         (332)        (656)
           Net change in unrealized appreciation
             (depreciation) on investments ...................................           9         (253)      (1,645)       3,346
                                                                                   ------------------------------------------------
           Net increase (decrease) in net assets
             from operations .................................................         (92)         194       (1,999)       2,732
                                                                                   ------------------------------------------------

      Contract transactions - All products (See note 5 for detail by product):
           Purchase payments .................................................          25           54          141          234
           Transfers between funds ...........................................        (238)        (527)        (444)          76
           Surrenders and terminations .......................................        (657)        (700)      (1,643)      (1,436)
           Rescissions .......................................................          --           --           --           --
           Other transactions (note 2) .......................................          (2)          (3)          (3)          (5)
                                                                                   ------------------------------------------------
           Net increase (decrease) in net assets resulting
             from contract transactions ......................................        (872)      (1,176)      (1,949)      (1,131)
                                                                                   ------------------------------------------------

Increase (decrease) in net assets ............................................        (964)        (982)      (3,948)       1,601

Net assets at beginning of year ..............................................       3,351        4,333        7,629        6,028
                                                                                   ------------------------------------------------

Net assets at end of year ....................................................     $ 2,387        3,351        3,681        7,629
                                                                                   ================================================

                                                                                 Templeton Global Income       Templeton Growth
                                                                                     Securities Fund           Securities Fund
                                                                                 -----------------------------------------------
                                                                                    2000         1999         2000         1999
                                                                                 -----------------------------------------------
Increase (decrease) in net assets:
      Operations:
           Investment income (loss), net .....................................    $   (92)         780          122          299
           Realized gains (losses) on investments, net .......................       (493)        (290)       4,401        4,959
           Net change in unrealized appreciation
             (depreciation) on investments ...................................        701       (1,395)      (4,848)       1,167
                                                                                 -----------------------------------------------
           Net increase (decrease) in net assets
             from operations .................................................        116         (905)        (325)       6,425
                                                                                 -----------------------------------------------

      Contract transactions - All products (See note 5 for detail by product):
           Purchase payments .................................................         49           89          514          806
           Transfers between funds ...........................................       (452)        (664)          (9)         838
           Surrenders and terminations .......................................     (2,473)      (3,530)     (10,460)      (6,746)
           Rescissions .......................................................         --           --          (16)          (9)
           Other transactions (note 2) .......................................         (5)          (6)         (18)         (21)
                                                                                 -----------------------------------------------
           Net increase (decrease) in net assets resulting
             from contract transactions ......................................     (2,881)      (4,111)      (9,989)      (5,132)
                                                                                 -----------------------------------------------

Increase (decrease) in net assets ............................................     (2,765)      (5,016)     (10,314)       1,293

Net assets at beginning of year ..............................................      9,123       14,139       37,979       36,686
                                                                                 -----------------------------------------------

Net assets at end of year ....................................................    $ 6,358        9,123       27,665       37,979
                                                                                 ===============================================

                 See accompanying notes to financial statements.

                                       18
                                       -----------------------------------------


PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 2000 and 1999
(In thousands)

                                                                                   Templeton International   Templeton International
                                                                                      Securities Fund        Smaller Companies Fund
                                                                                  --------------------------------------------------
                                                                                    2000           1999        2000          1999
                                                                                  --------------------------------------------------
Increase (decrease) in net assets:
      Operations:
           Investment income (loss), net .....................................    $   (509)        2,122          4            15
           Realized gains (losses) on investments, net .......................      10,961         4,165         (7)          (47)
           Net change in unrealized appreciation
             (depreciation) on investments ...................................     (13,460)        4,247        (28)          245
                                                                                  --------------------------------------------------
             Net increase (decrease) in net assets
               from operations ...............................................      (3,008)       10,534        (31)          213
                                                                                  --------------------------------------------------

      Contract transactions - All products (See note 5 for detail by product):
           Purchase payments .................................................         246           281         74           136
           Transfers between funds ...........................................        (158)       (2,567)       (73)          (28)
           Surrenders and terminations .......................................     (11,088)      (15,365)      (251)         (217)
           Rescissions .......................................................         (12)          (11)        --            --
           Other transactions (note 2) .......................................         (21)          (28)        (1)           (1)
                                                                                  --------------------------------------------------
           Net increase (decrease) in net assets resulting
             from contract transactions ......................................     (11,033)      (17,690)      (251)         (110)
                                                                                  --------------------------------------------------

Increase (decrease) in net assets ............................................     (14,041)       (7,156)      (282)          103

Net assets at beginning of year ..............................................      47,164        54,320      1,202         1,099
                                                                                  --------------------------------------------------

Net assets at end of year ....................................................    $ 33,123        47,164        920         1,202
                                                                                  ==================================================

                                                                                 Templeton Pacific            USAllianz VIP
                                                                               Growth Securities Fund     Diversified Assets Fund
                                                                               --------------------------------------------------
                                                                                 2000          1999           2000       1999
                                                                               --------------------------------------------------
Increase (decrease) in net assets:
      Operations:
           Investment income (loss), net ..................................... $   (61)          (31)            8            --
           Realized gains (losses) on investments, net .......................  (1,602)       (2,409)            4            --
           Net change in unrealized appreciation
             (depreciation) on investments ...................................     152         4,586           (19)           --
                                                                               --------------------------------------------------
             Net increase (decrease) in net assets
               from operations ...............................................  (1,511)        2,146            (7)           --
                                                                               --------------------------------------------------

      Contract transactions - All products (See note 5 for detail by product):
           Purchase payments .................................................      24           110             5            --
           Transfers between funds ...........................................    (820)          485           430             2
           Surrenders and terminations .......................................  (1,723)       (2,132)         (227)           --
           Rescissions .......................................................      --            --            --            --
           Other transactions (note 2) .......................................      (3)           (6)           --            --
                                                                               --------------------------------------------------
           Net increase (decrease) in net assets resulting
             from contract transactions ......................................  (2,522)       (1,543)          208             2
                                                                               --------------------------------------------------

Increase (decrease) in net assets ............................................  (4,033)          603           201             2

Net assets at beginning of year ..............................................   7,282         6,679             2            --
                                                                               --------------------------------------------------

Net assets at end of year .................................................... $ 3,249         7,282           203             2
                                                                               ==================================================

                 See accompanying notes to financial statements.

                                       19
-----------------------------------------


PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 2000 and 1999
(In thousands)

                                                                                         USAllianz VIP             USAllianz VIP
                                                                                       Fixed Income Fund            Growth Fund
                                                                                   ------------------------------------------------
                                                                                     2000            1999       2000          1999
                                                                                   ------------------------------------------------
Increase (decrease) in net assets:
      Operations:
           Investment income (loss), net .....................................     $      7            --         (1)           --
           Realized gains (losses) on investments, net .......................           --            --          3            (2)
           Net change in unrealized appreciation
             (depreciation) on investments ...................................           --            --         --            --
                                                                                   ------------------------------------------------
             Net increase (decrease) in net assets
               from operations ...............................................            7            --          2            (2)
                                                                                   ------------------------------------------------

      Contract transactions - All products (See note 5 for detail by product):
           Purchase payments .................................................          102            --          7            --
           Transfers between funds ...........................................           52            22        164             2
           Surrenders and terminations .......................................           (3)          (22)       (31)           --
           Rescissions .......................................................           --            --         --            --
           Other transactions (note 2) .......................................           --            --         --            --
                                                                                   ------------------------------------------------
           Net increase (decrease) in net assets resulting
             from contract transactions ......................................          151            --        140             2
                                                                                   ------------------------------------------------

Increase (decrease) in net assets ............................................          158            --        142            --

Net assets at beginning of year ..............................................           --            --         --            --
                                                                                   ------------------------------------------------

Net assets at end of year ....................................................     $    158            --        142            --
                                                                                   ================================================


                                                                                      Total All Funds
                                                                                   ----------------------
                                                                                     2000          1999
                                                                                   ----------------------
Increase (decrease) in net assets:
      Operations:
           Investment income (loss), net .....................................     $ 10,183        32,387
           Realized gains (losses) on investments, net .......................       45,451        50,728
           Net change in unrealized appreciation
             (depreciation) on investments ...................................      (57,627)      (26,039)
                                                                                   ----------------------
             Net increase (decrease) in net assets
               from operations ...............................................       (1,993)       57,076
                                                                                   ----------------------

      Contract transactions - All products (See note 5 for detail by product):
           Purchase payments .................................................        5,754        11,423
           Transfers between funds ...........................................       (1,006)        5,218
           Surrenders and terminations .......................................     (146,584)     (190,613)
           Rescissions .......................................................          (97)         (133)
           Other transactions (note 2) .......................................         (289)         (372)
                                                                                   ----------------------
           Net increase (decrease) in net assets resulting
             from contract transactions ......................................     (142,222)     (174,477)
                                                                                   ----------------------

Increase (decrease) in net assets ............................................     (144,215)     (117,401)

Net assets at beginning of year ..............................................      614,588       731,989
                                                                                   ----------------------

Net assets at end of year ....................................................     $470,373       614,588
                                                                                   ======================

                 See accompanying notes to financial statements.

                                       20
                                       -----------------------------------------


PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

Notes to Financial Statements
December 31, 2000

1. ORGANIZATION

Preferred Life Variable Account C (Variable Account) is a segregated investment account of Preferred Life Insurance Company of New York (Preferred Life) and is registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940 (as amended). The Variable Account was established by Preferred Life on February 26, 1988 and commenced operations September 6, 1991. Accordingly, it is an accounting entity wherein all segregated account transactions are reflected.

The Variable Account's assets are the property of Preferred Life and are held for the benefit of the owners and other persons entitled to payments under variable annuity contracts issued through the Variable Account and underwritten by Preferred Life. The assets of the Variable Account, equal to the reserves and other liabilities of the Variable Account, are not chargeable with liabilities that arise from any other business which Preferred Life may conduct.

The Variable Account's sub-accounts may invest, at net asset values, in one or more of select portfolios of the following investment advisers in accordance with the selection made by the contract owner. The investment advisers for each portfolio are listed in the following table.

Portfolio                                              Investment Adviser
---------                                              ------------------
AIM V.I. Growth Fund                                   AIM Advisors, Inc.
Alger American Growth Portfolio                        Fred Alger Management, Inc.
Alger American Leveraged AllCap Portfolio              Fred Alger Management, Inc.
Franklin Aggressive Growth Securities Fund             Franklin Advisers, Inc.
Franklin Global Communications Securities Fund         Franklin Advisers, Inc.
Franklin Global Health Care Securities Fund            Franklin Advisers, Inc.
Franklin Growth and Income Securities Fund             Franklin Advisers, Inc.
Franklin High Income Fund                              Franklin Advisers, Inc.
Franklin Income Securities Fund                        Franklin Advisers, Inc.
Franklin Large Cap Growth Securities Fund              Franklin Advisers, Inc.
Franklin Money Market Fund                             Franklin Advisers, Inc.
Franklin Natural Resources Securities Fund             Franklin Advisers, Inc.
Franklin Real Estate Fund                              Franklin Advisers, Inc.
Franklin Rising Dividends Securities Fund              Franklin Advisory Services, LLC
Franklin S&P 500 Index Fund                            Franklin Advisers, Inc.
Franklin Small Cap Fund                                Franklin Advisers, Inc.
Franklin Technology Securities Fund                    Franklin Advisers, Inc.
Franklin U.S. Government Fund                          Franklin Advisers, Inc.
Franklin Value Securities Fund                         Franklin Advisory Services, LLC
Franklin Zero Coupon Fund - 2005                       Franklin Advisers, Inc.
Franklin Zero Coupon Fund - 2010                       Franklin Advisers, Inc.
Mutual Discovery Securities Fund                       Franklin Mutual Advisers, LLC
Mutual Shares Securities Fund                          Franklin Mutual Advisers, LLC
SP Jennison International Growth Fund*                 Prudential Investments Fund Management, LLC
SP Strategic Partners Focused Growth Fund*             Prudential Investments Fund Management , LLC
Templeton Asset Strategy Fund                          Templeton Global Advisors Limited
Templeton Developing Markets Securities Fund           Templeton Asset Management Ltd.
Templeton Global Income Securities Fund                Franklin Advisers, Inc.
Templeton Growth Securities Fund                       Templeton Global Advisors Limited
Templeton International Securities Fund                Franklin Advisers, Inc.
Templeton International Smaller Companies Fund         Templeton Investment Counsel, Inc.
Templeton Pacific Growth Securities Fund               Franklin Advisers, Inc.
USAllianz VIP Diversified Assets Fund *                Allianz of America, Inc.
USAllianz VIP Fixed Income Fund *                      Allianz of America, Inc.
USAllianz VIP Growth Fund *                            Allianz of America, Inc.

*Portfolio contains class 2 shares which assess 12b-1 fees.

                                       21
-----------------------------------------


PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

Notes to Financial Statements (continued)
December 31, 2000

2. SIGNIFICANT ACCOUNTING POLICIES

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investments

Investments of the Variable Account are valued daily at market value using net asset values provided by AIM Variable Insurance Funds, Inc., The Alger American Fund, the Franklin Templeton Variable Insurance Products Trust, Prudential Investments Fund Management, LLC , and the USAllianz Variable Insurance Products Trust.

Realized investment gains include realized gain distributions received from the respective portfolios and gains on the sale of portfolio shares as determined by the average cost method. Realized gain distributions are reinvested in the respective portfolios. Dividend distributions received from the portfolios are reinvested in additional shares of the portfolios and are recorded as income to the Variable Account on the ex-dividend date.

A Flexible Fixed Account investment option and a Dollar Cost Averaging Fixed Account investment option are available to deferred annuity contract owners. These accounts are comprised of equity and fixed income investments which are part of the general assets of Preferred Life. The liabilities of the Fixed Accounts are part of the general obligations of Preferred Life and are not included in the Variable Account. The guaranteed minimum rate of return on the Fixed Accounts is 3%.

On December 15, 2000, the SP Jennison International Growth Fund and SP Strategic Partners Focused Growth Fund were added as available investment options. The Franklin Aggressive Growth Securities Fund and Franklin Technology Securities Fund were added as available investment options on May 1, 2000. On November 12, 1999, the AIM VI Growth Fund, Alger American Growth Portfolio, Alger American Leveraged AllCap Portfolio, Franklin S&P 500 Index Fund, USAllianz VIP Diversified Assets Fund, USAllianz VIP Fixed Income Fund, and USAllianz VIP Growth Fund were added as available investment options.

During the years ended December 31, 2000 and 1999, several portfolios changed their name as summarized, with the effective date of the change, in the following table.

Current Portfolio                                       Prior Portfolio Name                               Effective Date
-----------------                                       --------------------                               --------------
Franklin Global Communications Securities Fund          Franklin Global Utilities Securities Fund          November 15, 1999
Franklin Real Estate Fund                               Franklin Real Estate Securities Fund               November 15, 1999
Franklin Rising Dividends Securities Fund               Franklin Rising Dividends Fund                     November 15, 1999
Franklin U.S. Government Fund                           Franklin U.S. Government Securities Fund           November 15, 1999
Franklin Large Cap Growth Securities Fund               Franklin Capital Growth Fund                       December 15, 1999
Franklin Growth and Income Securities Fund              Franklin Growth and Income Fund                    May 1, 2000
Templeton Asset Strategy Fund                           Templeton Global Asset Allocation Fund             May 1, 2000
Templeton Developing Markets Securities Fund            Templeton Developing Markets Equity Fund           May 1, 2000
Templeton Growth Securities Fund                        Templeton Global Growth Fund                       May 1, 2000
Templeton International Securities Fund                 Templeton International Equity Fund                May 1, 2000
Templeton Pacific Growth Securities Fund                Templeton Pacific Growth Fund                      May 1, 2000

Contracts in Annuity Payment Period

Annuity reserves are computed for currently payable contracts according to the 1983 Individual Annuity Mortality Table, using an assumed investment return
(AIR) equal to the AIR of the specific contracts, either 3% or 5%. Charges to annuity reserves for mortality and risk expense are reimbursed to Preferred Life if the reserves required are less than originally estimated. If additional reserves are required, Preferred Life reimburses the account.

                                       22
                                       -----------------------------------------


PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

Notes to Financial Statements (continued)
December 31, 2000

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Expenses

Asset Based Expenses

A mortality and expense risk charge is deducted from the Variable Account on a daily basis. The charge is equal, on an annual basis, to 1.25% of the daily net assets of Valuemark II and 1.34% of the daily net assets of Valuemark IV.

An administrative charge is deducted from the Variable Account on a daily basis equal, on an annual basis, to 0.15% of the daily net assets of all products which comprise the Variable Account

Contract Based Expenses

A contract maintenance charge is paid by the contract owner annually from each contract by liquidating contract units at the end of the contract year and at the time of full surrender. The amount of the charge is $30 each year. Contract maintenance charges deducted during the years ended December 31, 2000 and 1999 were $359,370 and $443,591, respectively. These contract charges are reflected in the Statements of Changes in Net Assets as other transactions.

A contingent deferred sales charge is deducted from the contract value at the time of surrender. This charge applies only to a surrender of purchase payments received within five years of the date of surrender for Valuemark II contracts and within seven years of the date of surrender for Valuemark IV contracts. The amount of the contingent deferred sales charge is shown below.

                                Contingent Deferred Sales Charge
Years Since                     --------------------------------
Payment                         Valuemark II        Valuemark IV
-------                         ------------        ------------
0-1                             5%                  6%
1-2                             5%                  6%
2-3                             4%                  6%
3-4                             3%                  5%
4-5                             1.5%                4%
5-6                             0%                  3%
6-7                             0%                  2%

Total contingent deferred sales charges paid by the contract owners during the years ended December 31, 2000 and 1999 were $632,789 and $961,794, respectively.

On Valuemark II deferred annuity contracts, a systematic withdrawal plan is available which allows an owner to withdraw up to nine percent (9%) of purchase payments less prior surrenders annually, paid monthly or quarterly, without incurring a contingent deferred sales charge. The systematic withdrawal plan available to Valuemark IV deferred annuity contract owners allows up to fifteen percent (15%) of the contract value withdrawn annually, paid monthly or quarterly, without incurring a contingent deferred sales charge. The exercise of the systematic withdrawal plan in any contract year replaces the 15% penalty free privilege for that year for all deferred annuity contracts.

Currently, twelve transfers are permitted each contract year. Thereafter, the fee is $25 per transfer, or 2% of the amount transferred, if less. Currently, transfers associated with the dollar cost averaging program are not counted. Total transfer charges during years ended December 31, 2000 and 1999 were $6,330 and $4,250, respectively. Transfer charges are reflected in the Statement of Changes in Net Assets as other transactions. Net transfers (to)/from the Fixed Accounts were ($1,006,130) and $5,218,108 for the years ended December 31, 2000 and 1999, respectively.

Premium taxes or other taxes payable to a state or other governmental entity will be charged against the contract values. Preferred Life may, at its sole discretion, pay taxes when due and deduct that amount from the contract value at a later date. Payment at an earlier date does not waive any right Preferred Life may have to deduct such amounts at a later date.

A rescission is defined as a contract that is returned to the company and canceled within the free-look period, generally within 10 days.

                                       23
-----------------------------------------


PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

Notes to Financial Statements (continued)
December 31, 2000

3. FEDERAL INCOME TAXES

Operations of the Variable Account form a part of, and are taxed with, operations of Preferred Life, which is taxed as a life insurance company under the Internal Revenue Code.

Preferred Life does not expect to incur any federal income taxes in the operation of the Variable Account. If, in the future, Preferred Life determines that the Variable Account may incur federal income taxes, it may then assess a charge against the Variable Account for such taxes.

4. PURCHASES AND SALES OF INVESTMENTS (IN THOUSANDS)

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2000 are as follows.

                                                                Cost of                 Proceeds from
Portfolio                                                      Purchases                    Sales
--------                                                     --------------             --------------
AIM V.I. Growth Fund                                                $ 5,636                    $ 1,387
Alger American Growth Portfolio                                       2,943                      1,532
Alger American Leveraged AllCap Portfolio                             2,845                      1,334
Franklin Aggressive Growth Securities Fund                              960                        314
Franklin Global Communications Securities Fund                       18,135                     17,714
Franklin Global Health Care Securities Fund                           3,003                      1,287
Franklin Growth and Income Securities Fund                           14,124                     27,110
Franklin High Income Fund                                             1,633                     10,688
Franklin Income Securities Fund                                       8,233                     20,056
Franklin Large Cap Growth Securities Fund                             6,567                      6,278
Franklin Money Market Fund                                           35,483                     37,477
Franklin Natural Resources Securities Fund                            1,404                      1,897
Franklin Real Estate Fund                                             1,549                      3,254
Franklin Rising Dividends Securities Fund                            10,599                     17,261
Franklin S&P 500 Index Fund                                           2,581                        597
Franklin Small Cap Fund                                               9,427                      8,088
Franklin Technology Securities Fund                                   2,967                      2,290
Franklin U.S. Government Fund                                         2,010                     17,319
Franklin Value Securities Fund                                          337                        164
Franklin Zero Coupon Fund - 2005                                      1,052                      1,634
Franklin Zero Coupon Fund - 2010                                      1,388                      2,974
Mutual Discovery Securities Fund                                      1,466                      3,058
Mutual Shares Securities Fund                                         4,960                     10,782
Templeton Asset Strategy Fund                                            92                        998
Templeton Developing Markets Securities Fund                            496                      2,459
Templeton Global Income Securities Fund                                  47                      3,002
Templeton Growth Securities Fund                                      5,584                     11,442
Templeton International Securities Fund                              12,384                     12,750
Templeton International Smaller Companies  Fund                         824                      1,070
Templeton Pacific Growth Securities Fund                             12,700                     15,276
USAllianz VIP Diversified Assets Fund                                   445                        230
USAllianz VIP Fixed Income Fund                                         156                          4
USAllianz VIP Growth Fund                                               770                        610

                                       24
                                       -----------------------------------------


PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

Notes to Financial Statements (continued)
December 31, 2000

5. CONTRACT TRANSACTIONS - ACCUMULATION UNIT ACTIVITY (IN THOUSANDS)

Transactions in dollars and units for each fund for the years ended December 31, 2000 and 1999 were as follows.

                                                      AIM V.I                Alger American
                                                    Growth Fund             Growth Portfolio
                                             ---------------------------------------------------
                                             Dollars          Units      Dollars          Units
                                             ---------------------------------------------------
        Valuemark II

Contract transactions - 1999:
  Purchase payments ...................      $     1            --       $    --            --
  Transfers between funds .............          396            38           394            38
  Surrenders and terminations .........          (22)           (2)          (22)           (2)
  Rescissions .........................           --            --            --            --
  Other transactions ..................           --            --            --            --
                                             ---------------------------------------------------

Total net contract transactions - 1999:      $   375            36       $   372            36
                                             ===================================================

Contract transactions - 2000:
  Purchase payments ...................      $    58             5       $     7             1
  Transfers between funds .............        5,252           447         1,507           137
  Surrenders and terminations .........       (1,514)         (135)         (476)          (44)
  Rescissions .........................           (1)           --            --            --
  Other transactions ..................           (2)           --            (1)           --
                                             ---------------------------------------------------

Total net contract transactions - 2000       $ 3,793           317       $ 1,037            94
                                             ===================================================

        Valuemark IV

Contract transactions - 1999:
  Purchase payments ...................      $    --            --       $    --            --
  Transfers between funds .............            4            --            87             8
  Surrenders and terminations .........           --            --            --            --
  Rescissions .........................           --            --            --            --
  Other transactions ..................           --            --            --            --
                                             ---------------------------------------------------

Total net contract transactions - 1999:      $     4            --       $    87             8
                                             ===================================================

Contract transactions - 2000:
  Purchase payments ...................      $   238            21       $   150            14
  Transfers between funds .............          165            14            70             8
  Surrenders and terminations .........          (16)           (2)          (15)           (1)
  Rescissions .........................           --            --            --            --
  Other transactions ..................           --            --            --            --
                                             ===================================================

Total net contract transactions - 2000       $   387            33       $   205            21
                                             ===================================================

                                                  Alger American           Franklin Aggressive
                                             Leveraged AllCap Portfolio   Growth Securities Fund
                                            ----------------------------------------------------
                                               Dollars          Units      Dollars        Units
                                            ----------------------------------------------------
        Valuemark II

Contract transactions - 1999:
  Purchase payments ...................        $    --            --       $    --            --
  Transfers between funds .............            212            18            --            --
  Surrenders and terminations .........             --            --            --            --
  Rescissions .........................             --            --            --            --
  Other transactions ..................             --            --            --            --
                                            ----------------------------------------------------

Total net contract transactions - 1999:        $   212            18       $    --            --
                                            ====================================================

Contract transactions - 2000:
  Purchase payments ...................        $    24             2       $     4            --
  Transfers between funds .............          1,129            86           642            61
  Surrenders and terminations .........           (111)          (10)          (31)           (3)
  Rescissions .........................             --            --            --            --
  Other transactions ..................             --            --            --            --
                                            ----------------------------------------------------

Total net contract transactions - 2000         $ 1,042            78       $   615            58
                                            ====================================================

        Valuemark IV

Contract transactions - 1999:
  Purchase payments ...................        $    --            --       $    --            --
  Transfers between funds .............             --            --            --            --
  Surrenders and terminations .........             --            --            --            --
  Rescissions .........................             --            --            --            --
  Other transactions ..................             --            --            --            --
                                            ----------------------------------------------------

Total net contract transactions - 1999:        $    --            --       $    --            --
                                            ====================================================

Contract transactions - 2000:
  Purchase payments ...................        $   174            16       $    10             1
  Transfers between funds .............            194            16            21             2
  Surrenders and terminations .........             (8)           (1)           --            --
  Rescissions .........................             --            --            --            --
  Other transactions ..................             --            --            --            --
                                            ====================================================

Total net contract transactions - 2000         $   360            31       $    31             3
                                            ====================================================

                                       25
-----------------------------------------


PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

Notes to Financial Statements (continued)
December 31, 2000

5. CONTRACT TRANSACTIONS - ACCUMULATION UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

                                                  Franklin Global             Franklin Global              Franklin
                                                  Communications                Health Care            Growth and Income
                                                  Securities Fund             Securities Fund           Securities Fund
                                            ---------------------------------------------------------------------------------
                                             Dollars          Units      Dollars           Units     Dollars         Units
                                            ---------------------------------------------------------------------------------
        Valuemark II

Contract transactions - 1999:
  Purchase payments ...................     $    218             8      $      8             1      $    579            22
  Transfers between funds .............         (714)          (26)          376            37          (747)          (31)
  Surrenders and terminations .........      (22,111)         (735)         (158)          (17)      (29,258)       (1,094)
  Rescissions .........................           (8)           --            --            --            --            --
  Other transactions ..................          (45)           (2)           --            --           (56)           (2)
                                            ---------------------------------------------------------------------------------

Total net contract transactions - 1999:     $(22,660)         (755)     $    226            21      $(29,482)       (1,105)
                                            =================================================================================

Contract transactions - 2000:
  Purchase payments ...................     $    160             4      $    105             7      $    230             9
  Transfers between funds .............            1            --         1,838           137        (5,250)         (215)
  Surrenders and terminations .........      (16,184)         (451)         (210)          (14)      (20,371)         (760)
  Rescissions .........................           (2)           --            --            --           (28)           (1)
  Other transactions ..................          (39)           (1)           (1)           --           (41)           (1)
                                            ---------------------------------------------------------------------------------

Total net contract transactions - 2000      $(16,064)         (448)     $  1,732           130      $(25,460)         (968)
                                            =================================================================================

        Valuemark IV

Contract transactions - 1999:
  Purchase payments ...................     $    504            17      $    348            38      $    601            23
  Transfers between funds .............          131             4          (212)          (25)          983            37
  Surrenders and terminations .........          (64)           (2)          (13)           (2)          (84)           (3)
  Rescissions .........................           (3)           --            --            --            --            --
  Other transactions ..................           --            --            --            --            --            --
                                            ---------------------------------------------------------------------------------

Total net contract transactions - 1999:     $    568            19      $    123            11      $  1,500            57
                                            =================================================================================

Contract transactions - 2000:
  Purchase payments ...................     $    431            11      $     68             5      $     83             3
  Transfers between funds .............          332             9            48             3           128             5
  Surrenders and terminations .........          (44)           (1)          (41)           (3)         (190)           (7)
  Rescissions .........................           --            --            --            --            --            --
  Other transactions ..................           (1)           --            --            --            (1)           --
                                            ---------------------------------------------------------------------------------

Total net contract transactions - 2000      $    718            19      $     75             5      $     20             1
                                            =================================================================================


                                                 Franklin High
                                                  Income Fund
                                            -----------------------
                                             Dollars         Units
                                            -----------------------
        Valuemark II

Contract transactions - 1999:
  Purchase payments ...................      $    129             6
  Transfers between funds .............        (2,280)         (106)
  Surrenders and terminations .........        (8,584)         (406)
  Rescissions .........................            (6)           --
  Other transactions ..................           (18)           (1)
                                            -----------------------

Total net contract transactions - 1999:      $(10,759)         (507)
                                            =======================

Contract transactions - 2000:
  Purchase payments ...................      $     91             5
  Transfers between funds .............        (2,608)         (122)
  Surrenders and terminations .........        (6,296)         (312)
  Rescissions .........................            --            --
  Other transactions ..................           (11)           (1)
                                            -----------------------

Total net contract transactions - 2000       $ (8,824)         (430)
                                            =======================

        Valuemark IV

Contract transactions - 1999:
  Purchase payments ...................      $    366            17
  Transfers between funds .............           506            24
  Surrenders and terminations .........           (52)           (3)
  Rescissions .........................            --            --
  Other transactions ..................            --            --
                                            -----------------------

Total net contract transactions - 1999:      $    820            38
                                            =======================

Contract transactions - 2000:
  Purchase payments ...................      $     12             1
  Transfers between funds .............           129             7
  Surrenders and terminations .........          (186)           (9)
  Rescissions .........................            --            --
  Other transactions ..................            --            --
                                            -----------------------

Total net contract transactions - 2000       $    (45)           (1)
                                            =======================

                                       26
                                       -----------------------------------------


PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

Notes to Financial Statements (continued)
December 31, 2000

5. CONTRACT TRANSACTIONS - ACCUMULATION UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

                                                                             Franklin Large
                                                Franklin Income                Cap Growth               Franklin Money
                                                Securities Fund              Securities Fund              Market Fund
                                            ---------------------------------------------------------------------------------
                                             Dollars         Units       Dollars          Units      Dollars         Units
                                            ---------------------------------------------------------------------------------
        Valuemark II

Contract transactions - 1999:
  Purchase payments ...................     $    307            12      $    360            22      $    392            26
  Transfers between funds .............       (4,558)         (185)       11,623           710         4,334           299
  Surrenders and terminations .........      (20,888)         (841)       (7,100)         (422)      (13,073)         (896)
  Rescissions .........................           --            --            --            --           (39)           (3)
  Other transactions ..................          (42)           (1)          (11)           (1)          (12)           (1)
                                            ---------------------------------------------------------------------------------

Total net contract transactions - 1999:     $(25,181)       (1,015)     $  4,872           309      $ (8,398)         (575)
                                            =================================================================================

Contract transactions - 2000:
  Purchase payments ...................     $     79             3      $    125             6      $     81             5
  Transfers between funds .............       (4,226)         (174)        3,336           154         5,282           462
  Surrenders and terminations .........      (14,870)         (574)       (5,854)         (266)       (7,234)         (598)
  Rescissions .........................           --            --            --            --            (1)           --
  Other transactions ..................          (28)           (2)          (12)           (1)           (9)           (1)
                                            ---------------------------------------------------------------------------------

Total net contract transactions - 2000      $(19,045)         (747)     $ (2,405)         (107)     $ (1,881)         (132)
                                            =================================================================================

        Valuemark IV

Contract transactions - 1999:
  Purchase payments ...................     $    558            23      $    656            40      $     92             6
  Transfers between funds .............          485            20           338            21         1,256            86
  Surrenders and terminations .........          (36)           (1)          (50)           (3)          (17)           (1)
  Rescissions .........................           --            --           (27)           (2)           --            --
  Other transactions ..................           (1)           --            --            --            --            --
                                            ---------------------------------------------------------------------------------

Total net contract transactions - 1999:     $  1,006            42      $    917            56      $  1,331            91
                                            =================================================================================

Contract transactions - 2000:
  Purchase payments ...................     $    122             5      $    422            19      $     61             4
  Transfers between funds .............         (171)           (7)        1,080            48        (1,078)          (72)
  Surrenders and terminations .........         (234)           (9)         (110)           (5)           49             3
  Rescissions .........................           --            --            --            --           (15)           (1)
  Other transactions ..................           --            --            (1)           --            --            --
                                            ---------------------------------------------------------------------------------

Total net contract transactions - 2000      $   (283)          (11)     $  1,391            62      $   (983)          (66)
                                            =================================================================================

                                                Franklin
                                            Natural Resources
                                             Securities Fund
                                           ----------------------
                                           Dollars         Units
                                           ----------------------
        Valuemark II

Contract transactions - 1999:
  Purchase payments ...................    $     12             1
  Transfers between funds .............        (210)          (28)
  Surrenders and terminations .........      (1,192)         (120)
  Rescissions .........................          --            --
  Other transactions ..................          (2)           --
                                           ----------------------

Total net contract transactions - 1999:    $ (1,392)         (147)
                                           ======================

Contract transactions - 2000:
  Purchase payments ...................    $      5            --
  Transfers between funds .............         146             7
  Surrenders and terminations .........        (667)          (53)
  Rescissions .........................          --            --
  Other transactions ..................          (2)           --
                                           ----------------------

Total net contract transactions - 2000     $   (518)          (46)
                                           ======================

        Valuemark IV

Contract transactions - 1999:
  Purchase payments ...................    $     61             6
  Transfers between funds .............          (8)           (1)
  Surrenders and terminations .........          (2)           --
  Rescissions .........................          --            --
  Other transactions ..................          --            --
                                           ----------------------

Total net contract transactions - 1999:    $     51             5
                                           ======================

Contract transactions - 2000:
  Purchase payments ...................    $     38             3
  Transfers between funds .............           7             1
  Surrenders and terminations .........          (4)           --
  Rescissions .........................          --            --
  Other transactions ..................          --            --
                                           ----------------------

Total net contract transactions - 2000     $     41             4
                                           ======================

                                       27
-----------------------------------------


PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

Notes to Financial Statements (continued)
December 31, 2000

5. CONTRACT TRANSACTIONS - ACCUMULATION UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

                                                                                Franklin
                                                  Franklin Real              Rising Dividends           Franklin S&P 500
                                                   Estate Fund               Securities Fund               Index Fund
                                            ---------------------------------------------------------------------------------
                                             Dollars          Units      Dollars          Units     Dollars           Units
                                            ---------------------------------------------------------------------------------
        Valuemark II

Contract transactions - 1999:
  Purchase payments ...................     $     34             1      $    304            15      $     --            --
  Transfers between funds .............       (2,005)          (90)       (3,111)         (157)          521            51
  Surrenders and terminations .........       (3,470)         (153)      (16,595)         (826)          (45)           (4)
  Rescissions .........................           --            --            --            --            --            --
  Other transactions ..................           (8)           --           (31)           (1)           --            --
                                            ---------------------------------------------------------------------------------

Total net contract transactions - 1999:     $ (5,449)         (242)     $(19,433)         (969)     $    476            47
                                            =================================================================================

Contract transactions - 2000:
  Purchase payments ...................     $     44             2      $    154             8      $     31             3
  Transfers between funds .............         (228)          (13)       (3,980)         (214)        1,886           183
  Surrenders and terminations .........       (2,472)         (102)      (10,095)         (527)         (294)          (29)
  Rescissions .........................           --            --            --            --            --            --
  Other transactions ..................           (5)           --           (20)           (1)           (1)           --
                                            ---------------------------------------------------------------------------------

Total net contract transactions - 2000      $ (2,661)         (113)     $(13,941)         (734)     $  1,622           157
                                            =================================================================================

        Valuemark IV

Contract transactions - 1999:
  Purchase payments ...................     $     53             2      $    778            39      $     --            --
  Transfers between funds .............           24             1           419            21            --            --
  Surrenders and terminations .........           --            --           (70)           (4)           --            --
  Rescissions .........................           --            --            (3)           --            --            --
  Other transactions ..................           --            --            (1)           --            --            --
                                            ---------------------------------------------------------------------------------

Total net contract transactions - 1999:     $     77             3      $  1,123            56      $     --            --
                                            =================================================================================

Contract transactions - 2000:
  Purchase payments ...................     $     26             1      $    162             9      $    282            28
  Transfers between funds .............           --            --           149             8           113            11
  Surrenders and terminations .........          (17)           (1)          (51)           (3)          (11)           (1)
  Rescissions .........................           --            --            --            --            --            --
  Other transactions ..................           --            --            (1)           --            --            --
                                            ---------------------------------------------------------------------------------

Total net contract transactions - 2000      $      9            --      $    259            14      $    384            38
                                            =================================================================================


                                                Franklin Small
                                                  Cap Fund
                                            ----------------------
                                            Dollars        Units
                                            ----------------------
        Valuemark II

Contract transactions - 1999:
  Purchase payments ...................     $    100             6
  Transfers between funds .............          962            27
  Surrenders and terminations .........       (4,302)         (262)
  Rescissions .........................           --            --
  Other transactions ..................           (8)           --
                                            ----------------------

Total net contract transactions - 1999:     $ (3,248)         (229)
                                            ======================

Contract transactions - 2000:
  Purchase payments ...................     $    194             6
  Transfers between funds .............        3,629           116
  Surrenders and terminations .........       (4,708)         (161)
  Rescissions .........................           --            --
  Other transactions ..................          (11)           --
                                            ----------------------

Total net contract transactions - 2000      $   (896)          (39)
                                            ======================

        Valuemark IV

Contract transactions - 1999:
  Purchase payments ...................     $    627            38
  Transfers between funds .............         (297)          (18)
  Surrenders and terminations .........          (22)           (1)
  Rescissions .........................           --            --
  Other transactions ..................           --            --
                                            ----------------------

Total net contract transactions - 1999:     $    308            19
                                            ======================

Contract transactions - 2000:
  Purchase payments ...................     $    312            11
  Transfers between funds .............          590            20
  Surrenders and terminations .........          (83)           (3)
  Rescissions .........................           --            --
  Other transactions ..................           --            --
                                            ----------------------

Total net contract transactions - 2000      $    819            28
                                            ======================

                                       28
                                       -----------------------------------------


PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

Notes to Financial Statements (continued)
December 31, 2000

5. CONTRACT TRANSACTIONS - ACCUMULATION UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

                                                    Franklin
                                                   Technology                Franklin U.S.              Franklin Value
                                                 Securities Fund            Government Fund             Securities Fund
                                            --------------------------------------------------------------------------------
                                             Dollars          Units     Dollars          Units       Dollars          Units
                                            --------------------------------------------------------------------------------
        Valuemark II

Contract transactions - 1999:
  Purchase payments ...................     $     --            --      $    406            22      $      7             1
  Transfers between funds .............           --            --        (1,792)          (96)          116            16
  Surrenders and terminations .........           --            --       (17,825)         (951)           (9)           (1)
  Rescissions .........................           --            --            (2)           --            --            --
  Other transactions ..................           --            --           (33)           (1)           --            --
                                            --------------------------------------------------------------------------------

Total net contract transactions - 1999:     $     --            --      $(19,246)       (1,026)     $    114            16
                                            ================================================================================

Contract transactions - 2000:
  Purchase payments ...................     $      7             1      $     60             3      $     12             1
  Transfers between funds .............          639            62        (2,606)         (140)          280            33
  Surrenders and terminations .........          (42)           (5)      (11,050)         (577)          (84)          (10)
  Rescissions .........................           --            --            --            --            (1)           --
  Other transactions ..................           --            --           (24)           (1)           --            --
                                            --------------------------------------------------------------------------------

Total net contract transactions - 2000      $    604            58      $(13,620)         (715)     $    207            24
                                            ================================================================================

        Valuemark IV

Contract transactions - 1999:
  Purchase payments ...................     $     --            --      $    498            27      $     72            10
  Transfers between funds .............           --            --         1,403            76           183            24
  Surrenders and terminations .........           --            --           (93)           (5)          (18)           (2)
  Rescissions .........................           --            --           (21)           (1)           --            --
  Other transactions ..................           --            --            --            --            --            --
                                            --------------------------------------------------------------------------------

Total net contract transactions - 1999:     $     --            --      $  1,787            97      $    237            32
                                            ================================================================================

Contract transactions - 2000:
  Purchase payments ...................     $     50             5      $     90             5      $     21             3
  Transfers between funds .............           22             2        (1,018)          (53)          (19)           (2)
  Surrenders and terminations .........            1            --          (173)           (9)          (26)           (3)
  Rescissions .........................           --            --            --            --            --            --
  Other transactions ..................           --            --            --            --            --            --
                                            --------------------------------------------------------------------------------

Total net contract transactions - 2000      $     73             7      $ (1,101)          (57)     $    (24)           (2)
                                            ================================================================================

                                                 Franklin
                                                Zero Coupon
                                                Fund - 2000
                                            ----------------------
                                            Dollars         Units
                                            ----------------------
        Valuemark II

Contract transactions - 1999:
  Purchase payments ...................     $     35             2
  Transfers between funds .............         (565)          (27)
  Surrenders and terminations .........       (3,720)         (178)
  Rescissions .........................           --            --
  Other transactions ..................           (6)           (1)
                                            ----------------------

Total net contract transactions - 1999:     $ (4,256)         (204)
                                            ======================

Contract transactions - 2000:
  Purchase payments ...................     $     33             2
  Transfers between funds .............       (6,149)         (349)
  Surrenders and terminations .........       (3,634)         (169)
  Rescissions .........................          (21)           (1)
  Other transactions ..................           (4)           --
                                            ----------------------

Total net contract transactions - 2000      $ (9,775)         (517)
                                            ======================

        Valuemark IV

Contract transactions - 1999:
  Purchase payments ...................     $     34             2
  Transfers between funds .............          208            10
  Surrenders and terminations .........           (2)           --
  Rescissions .........................           --            --
  Other transactions ..................           --            --
                                            ----------------------

Total net contract transactions - 1999:     $    240            12
                                            ======================

Contract transactions - 2000:
  Purchase payments ...................     $     --            --
  Transfers between funds .............         (260)          (12)
  Surrenders and terminations .........          (44)           (2)
  Rescissions .........................           --            --
  Other transactions ..................           --            --
                                            ----------------------

Total net contract transactions - 2000      $   (304)          (14)
                                            ======================

                                       29
-----------------------------------------


PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

Notes to Financial Statements (continued)
December 31, 2000

5. CONTRACT TRANSACTIONS - ACCUMULATION UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

                                                  Franklin                 Franklin
                                                 Zero Coupon              Zero Coupon               Mutual Discovery
                                                 Fund - 2005              Fund - 2010               Securities Fund
                                            ---------------------------------------------------------------------------
                                            Dollars         Units     Dollars         Units     Dollars         Units
                                            ---------------------------------------------------------------------------
        Valuemark II

Contract transactions - 1999:
  Purchase payments ...................     $    40            2      $    55            2      $    72            6
  Transfers between funds .............        (466)         (20)        (572)         (22)        (869)         (76)
  Surrenders and terminations .........      (1,720)         (72)      (1,410)         (55)      (2,954)        (247)
  Rescissions .........................          --           --           --           --           --           --
  Other transactions ..................          (3)          --           (3)          --           (6)          --
                                            ---------------------------------------------------------------------------

Total net contract transactions - 1999:     $(2,149)         (90)     $(1,930)         (75)     $(3,757)        (317)
                                            ===========================================================================

Contract transactions - 2000:
  Purchase payments ...................     $     4           --      $    12           --      $    65            4
  Transfers between funds .............         686           25         (381)         (14)         460           33
  Surrenders and terminations .........      (1,295)         (54)      (1,228)         (49)      (2,387)        (163)
  Rescissions .........................          --           --           --           --           --           --
  Other transactions ..................          (3)          --           (2)          --           (6)          --
                                            ---------------------------------------------------------------------------

Total net contract transactions - 2000      $  (608)         (29)     $(1,599)         (63)     $(1,868)        (126)
                                            ===========================================================================

        Valuemark IV

Contract transactions - 1999:
  Purchase payments ...................     $    37            2      $   157            6      $   113           10
  Transfers between funds .............           9           --          (40)          (2)         142           12
  Surrenders and terminations .........          (5)          --           (6)          --          (10)          (1)
  Rescissions .........................          --           --           --           --           --           --
  Other transactions ..................          --           --           --           --           --           --
                                            ---------------------------------------------------------------------------

Total net contract transactions - 1999:     $    41            2      $   111            4      $   245           21
                                            ===========================================================================

Contract transactions - 2000:
  Purchase payments ...................     $     1           --      $     6           --      $    77            5
  Transfers between funds .............           6           --           (2)          --           46            3
  Surrenders and terminations .........          --           --           (5)          --          (36)          (2)
  Rescissions .........................          --           --           --           --           --           --
  Other transactions ..................          --           --           --           --           --           --
                                            ---------------------------------------------------------------------------

Total net contract transactions - 2000      $     7           --      $    (1)          --      $    87            6
                                            ===========================================================================


                                              Mutual Shares
                                             Securities Fund
                                           --------------------
                                           Dollars       Units
                                           --------------------
        Valuemark II

Contract transactions - 1999:
  Purchase payments ...................    $   193           15
  Transfers between funds .............        424           28
  Surrenders and terminations .........     (5,409)        (426)
  Rescissions .........................         (4)          --
  Other transactions ..................        (16)          (2)
                                           --------------------

Total net contract transactions - 1999:    $(4,812)        (385)
                                           ====================

Contract transactions - 2000:
  Purchase payments ...................    $   133           10
  Transfers between funds .............     (1,889)        (143)
  Surrenders and terminations .........     (5,444)        (401)
  Rescissions .........................         --           --
  Other transactions ..................        (11)          (1)
                                           --------------------

Total net contract transactions - 2000     $(7,211)        (535)
                                           ====================

        Valuemark IV

Contract transactions - 1999:
  Purchase payments ...................    $   906           71
  Transfers between funds .............        490           39
  Surrenders and terminations .........        (54)          (4)
  Rescissions .........................         --           --
  Other transactions ..................         --           --
                                           --------------------

Total net contract transactions - 1999:    $ 1,342          106
                                           ====================

Contract transactions - 2000:
  Purchase payments ...................    $    12            1
  Transfers between funds .............        593           42
  Surrenders and terminations .........       (229)         (17)
  Rescissions .........................         --           --
  Other transactions ..................         (1)          --
                                           --------------------

Total net contract transactions - 2000     $   375           26
                                           ====================

                                       30
                                       -----------------------------------------


PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

Notes to Financial Statements (continued)
December 31, 2000

5. CONTRACT TRANSACTIONS - ACCUMULATION UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

                                                    Templeton                   Templeton                  Templeton
                                                 Asset Strategy             Developing Markets           Global Income
                                                      Fund                   Securities Fund            Securities Fund
                                            --------------------------------------------------------------------------------
                                             Dollars          Units      Dollars          Units     Dollars           Units
                                            --------------------------------------------------------------------------------
        Valuemark II

Contract transactions - 1999:
  Purchase payments ...................     $     39             3      $     49             5      $     31             2
  Transfers between funds .............         (552)          (41)          170             9          (679)          (39)
  Surrenders and terminations .........         (699)          (51)       (1,401)         (147)       (3,529)         (208)
  Rescissions .........................           --            --            --            --            --            --
  Other transactions ..................           (3)           (1)           (5)           (1)           (6)           --
                                            --------------------------------------------------------------------------------

Total net contract transactions - 1999:     $ (1,215)          (90)     $ (1,187)         (134)     $ (4,183)         (245)
                                            ================================================================================

Contract transactions - 2000:
  Purchase payments ...................     $     19             1      $     43             4      $     17             1
  Transfers between funds .............         (236)          (17)         (471)          (46)         (455)          (28)
  Surrenders and terminations .........         (655)          (47)       (1,642)         (162)       (2,473)         (152)
  Rescissions .........................           --            --            --            --            --            --
  Other transactions ..................           (2)           --            (3)           --            (5)           --
                                            --------------------------------------------------------------------------------

Total net contract transactions - 2000      $   (874)          (63)     $ (2,073)         (204)     $ (2,916)         (179)
                                            ================================================================================

        Valuemark IV

Contract transactions - 1999:
  Purchase payments ...................     $     15             1      $    185            18      $     58             3
  Transfers between funds .............           25             2           (94)           (9)           15             1
  Surrenders and terminations .........           (1)           --           (35)           (4)           (1)           --
  Rescissions .........................           --            --            --            --            --            --
  Other transactions ..................           --            --            --            --            --            --
                                            --------------------------------------------------------------------------------

Total net contract transactions - 1999:     $     39             3      $     56             5      $     72             4
                                            ================================================================================

Contract transactions - 2000:
  Purchase payments ...................     $      6            --      $     98            10      $     32             2
  Transfers between funds .............           (2)           --            27             2             3            --
  Surrenders and terminations .........           (2)           --            (1)           --            --            --
  Rescissions .........................           --            --            --            --            --            --
  Other transactions ..................           --            --            --            --            --            --
                                            --------------------------------------------------------------------------------

Total net contract transactions - 2000      $      2            --      $    124            12      $     35             2
                                            ================================================================================


                                              Templeton Growth
                                              Securities Fund
                                            ----------------------
                                            Dollars        Units
                                            ----------------------
        Valuemark II

Contract transactions - 1999:
  Purchase payments ...................     $    164             9
  Transfers between funds .............           33            --
  Surrenders and terminations .........       (6,730)         (388)
  Rescissions .........................           --            --
  Other transactions ..................          (21)           (1)
                                            ----------------------

Total net contract transactions - 1999:     $ (6,554)         (380)
                                            ======================

Contract transactions - 2000:
  Purchase payments ...................     $    140             8
  Transfers between funds .............         (131)           (8)
  Surrenders and terminations .........      (10,253)         (547)
  Rescissions .........................          (16)           (1)
  Other transactions ..................          (17)           (1)
                                            ----------------------

Total net contract transactions - 2000      $(10,277)         (549)
                                            ======================

        Valuemark IV

Contract transactions - 1999:
  Purchase payments ...................     $    642            37
  Transfers between funds .............          805            46
  Surrenders and terminations .........          (16)           (1)
  Rescissions .........................           (9)           (1)
  Other transactions ..................           --            --
                                            ----------------------

Total net contract transactions - 1999:     $  1,422            81
                                            ======================

Contract transactions - 2000:
  Purchase payments ...................     $    374            20
  Transfers between funds .............          122             7
  Surrenders and terminations .........         (207)          (11)
  Rescissions .........................           --            --
  Other transactions ..................           (1)           --
                                            ----------------------

Total net contract transactions - 2000      $    288            16
                                            ======================

                                       31
-----------------------------------------


PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

Notes to Financial Statements (continued)
December 31, 2000

5. CONTRACT TRANSACTIONS - ACCUMULATION UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

                                                   Templeton                   Templeton                   Templeton
                                                 International            International Smaller         Pacific Growth
                                                Securities Fund              Companies Fund             Securities Fund
                                            --------------------------------------------------------------------------------
                                            Dollars          Units       Dollars         Units      Dollars          Units
                                            --------------------------------------------------------------------------------
        Valuemark II

Contract transactions - 1999:
  Purchase payments ...................     $    145             8      $      4            --      $    102            10
  Transfers between funds .............       (2,577)         (136)           99             8           478            52
  Surrenders and terminations .........      (15,361)         (775)         (217)          (21)       (2,132)         (224)
  Rescissions .........................           (2)           --            --            --            --            --
  Other transactions ..................          (28)           (1)           (1)           --            (6)           --
                                            --------------------------------------------------------------------------------

Total net contract transactions - 1999:     $(17,823)         (904)     $   (115)          (13)     $ (1,558)         (162)
                                            ================================================================================

Contract transactions - 2000:
  Purchase payments ...................     $    126             6      $      6             1      $     11             1
  Transfers between funds .............         (385)          (18)         (111)          (10)         (838)          (77)
  Surrenders and terminations .........      (11,075)         (513)         (242)          (21)       (1,723)         (186)
  Rescissions .........................          (12)           (1)           --            --            --            --
  Other transactions ..................          (21)           (1)           (1)           --            (3)           --
                                            --------------------------------------------------------------------------------

Total net contract transactions - 2000      $(11,367)         (527)     $   (348)          (30)     $ (2,553)         (262)
                                            ================================================================================

        Valuemark IV

Contract transactions - 1999:
  Purchase payments ...................     $    136             7      $    132            12      $      8             1
  Transfers between funds .............           10             1          (127)          (12)            6             1
  Surrenders and terminations .........           (4)           --            --            --            --            --
  Rescissions .........................           (9)           --            --            --            --            --
  Other transactions ..................           --            --            --            --            --            --
                                            --------------------------------------------------------------------------------

Total net contract transactions - 1999:     $    133             8      $      5            --      $     14             2
                                            ================================================================================

Contract transactions - 2000:
  Purchase payments ...................     $    120             6      $     68             6      $     13             1
  Transfers between funds .............          227             9            38             3            18            --
  Surrenders and terminations .........          (13)           (1)           (9)           (1)           --            --
  Rescissions .........................           --            --            --            --            --            --
  Other transactions ..................           --            --            --            --            --            --
                                            --------------------------------------------------------------------------------
Total net contract transactions - 2000      $    334            14      $     97             8      $     31             1
                                            ================================================================================

                                                USAllianz
                                             VIP Diversified
                                               Assets Fund
                                           ----------------------
                                           Dollars        Units
                                           ----------------------
        Valuemark II

Contract transactions - 1999:
  Purchase payments ...................    $     --            --
  Transfers between funds .............           2            --
  Surrenders and terminations .........          --            --
  Rescissions .........................          --            --
  Other transactions ..................          --            --
                                           ----------------------

Total net contract transactions - 1999:    $      2            --
                                           ======================

Contract transactions - 2000:
  Purchase payments ...................    $      1            --
  Transfers between funds .............         410            39
  Surrenders and terminations .........        (225)          (22)
  Rescissions .........................          --            --
  Other transactions ..................          --            --
                                           ----------------------

Total net contract transactions - 2000     $    186            17
                                           ======================
        Valuemark IV

Contract transactions - 1999:
  Purchase payments ...................    $     --            --
  Transfers between funds .............          --            --
  Surrenders and terminations .........          --            --
  Rescissions .........................          --            --
  Other transactions ..................          --            --
                                           ----------------------

Total net contract transactions - 1999:    $     --            --
                                           ======================

Contract transactions - 2000:
  Purchase payments ...................    $      4            --
  Transfers between funds .............          20             2
  Surrenders and terminations .........          (2)           --
  Rescissions .........................          --            --
  Other transactions ..................          --            --
                                           ----------------------
Total net contract transactions - 2000     $     22             2
                                           ======================

                                       32
                                       -----------------------------------------


PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

Notes to Financial Statements (continued)
December 31, 2000

5. CONTRACT TRANSACTIONS - ACCUMULATION UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

                                                      USAllianz                    USAllianz
                                                      VIP Fixed                    VIP Growth                    Total
                                                        Fund                         Fund                      All Funds
                                            ------------------------------------------------------------------------------------
                                             Dollars            Units      Dollars           Units       Dollars         Units
                                            ------------------------------------------------------------------------------------
        Valuemark II

Contract transactions - 1999:
  Purchase payments ...................     $      --             --      $      --             --      $   3,786            207
  Transfers between funds .............            22              2              2             --         (1,533)           253
  Surrenders and terminations .........           (22)            (2)            --             --       (189,958)        (9,526)
  Rescissions .........................            --             --             --             --            (61)            (3)
  Other transactions ..................            --             --             --             --           (370)           (17)
                                            ------------------------------------------------------------------------------------

Total net contract transactions - 1999:     $      --             --      $       2             --      $(188,136)        (9,086)
                                            ====================================================================================

Contract transactions - 2000:
  Purchase payments ...................     $     100             10      $       1             --      $   2,182            119
  Transfers between funds .............            32              2            152             16         (2,637)           412
  Surrenders and terminations .........            (1)            --            (31)            (3)      (144,871)        (7,120)
  Rescissions .........................            --             --             --             --            (82)            (4)
  Other transactions ..................            --             --             --             --           (285)           (12)
                                            ------------------------------------------------------------------------------------

Total net contract transactions - 2000      $     131             12      $     122             13      $(145,693)        (6,605)
                                            ====================================================================================

        Valuemark IV

Contract transactions - 1999:
  Purchase payments ...................     $      --             --      $      --             --      $   7,637            456
  Transfers between funds .............            --             --             --             --          6,751            367
  Surrenders and terminations .........            --             --             --             --           (655)           (37)
  Rescissions .........................            --             --             --             --            (72)            (4)
  Other transactions ..................            --             --             --             --             (2)            --
                                            ------------------------------------------------------------------------------------

Total net contract transactions - 1999:     $      --             --      $      --             --      $  13,659            782
                                            ====================================================================================

Contract transactions - 2000:
  Purchase payments ...................     $       2             --      $       6              1      $   3,571            217
  Transfers between funds .............            20              2             12              1          1,630             79
  Surrenders and terminations .........            (2)            --             --             --         (1,709)           (89)
  Rescissions .........................            --             --             --             --            (15)            (1)
  Other transactions ..................            --             --             --             --             (6)            --
                                            ------------------------------------------------------------------------------------

Total net contract transactions - 2000      $      20              2      $      18              2      $   3,471            206
                                            ====================================================================================

                                       33
-----------------------------------------


PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

Notes to Financial Statements (continued)
December 31, 2000

6. UNIT VALUES

A summary of accumulation units outstanding, accumulation units, and total return for variable annuity contracts and the expense ratios, including expenses of the underlying funds, for each of the five years in the period ended December 31, 2000 follows.

                                                                                   Valuemark II
                                                    --------------------------------------------------------------------------------
                                                                   Accumulation
                                                                      Units                                          Ratio of
                                                    ------------------------------------------         Net           Expenses
                                                      Outstanding      Unit           Total           Assets        to Average
                                                    (in thousands)     Value          Return**    (in thousands)    Net Assets*
                                                    --------------------------------------------------------------------------------
AIM V.I. Growth Fund
December 31,
  2000 .......................................             353        $ 8.691          -21.6%       $  3,054           2.23%
  1999(1) ....................................              36         11.084           10.8             397           2.13+

Alger American Growth Portfolio
December 31,
  2000 .......................................             130          9.180          -16.0           1,188           2.19
  1999(1) ....................................              36         10.922            9.2             391           2.19+

Alger American Leveraged AllCap Portfolio
December 31,
  2000 .......................................              96          9.014          -25.9             867           2.30
  1999(1) ....................................              18         12.160           21.6             225           2.33+

Franklin Aggressive Growth Securities Fund
December 31,
  2000(6) ....................................              58          7.519          -24.8             438           2.30+

Franklin Global Communications Securities Fund
December 31,
  2000 .......................................           1,640         25.770          -33.8          41,997           1.92
  1999 .......................................           2,088         38.917           37.5          81,263           1.91
  1998 .......................................           2,843         28.308            9.6          80,480           1.90
  1997 .......................................           3,699         25.818           25.0          95,497           1.90
  1996 .......................................           4,998         20.654            5.6         103,225           1.90

Franklin Global Health Care Securities Fund
December 31,
  2000 .......................................             176         16.364           70.2           2,875           2.18
  1999 .......................................              47          9.615           -9.4             450           2.22
  1998(3) ....................................              26         10.610            6.1             275           2.24+

Franklin Growth and Income Securities Fund
December 31,
  2000 .......................................           2,216         30.424           16.4          67,196           1.90
  1999 .......................................           3,184         26.147           -0.3          83,242           1.89
  1998 .......................................           4,289         26.226            6.8         112,466           1.89
  1997 .......................................           4,952         24.551           26.0         121,570           1.89
  1996 .......................................           5,070         19.490           12.6          98,821           1.90

Franklin High Income Fund
December 31,
  2000 .......................................             845         17.930          -14.2          15,147           1.97
  1999 .......................................           1,276         20.900           -1.5          26,674           1.94
  1998 .......................................           1,783         21.208           -0.5          37,806           1.93
  1997 .......................................           2,110         21.312           10.0          44,963           1.93
  1996 .......................................           2,164         19.375           12.3          41,921           1.94

                                                                                Valuemark IV
                                                   --------------------------------------------------------------------------
                                                                Accumulation
                                                                    Units                                         Ratio of
                                                   ----------------------------------------          Net          Expenses
                                                     Outstanding     Unit           Total           Assets        to Average
                                                   (in thousands)    Value         Return**     (in thousands)    Net Assets*
                                                   --------------------------------------------------------------------------
AIM V.I. Growth Fund
December 31,
  2000 .......................................            33        $ 8.682          -21.7%       $    291           2.32%
  1999(1) ....................................            --         11.083           10.8               4           2.22+

Alger American Growth Portfolio
December 31,
  2000 .......................................            28          9.170          -16.0             260           2.28
  1999(1) ....................................             8         10.921            9.2              88           2.28+

Alger American Leveraged AllCap Portfolio
December 31,
  2000 .......................................            31          9.005          -25.9             275           2.39
  1999(1) ....................................            --         12.159           21.6              --           2.42+

Franklin Aggressive Growth Securities Fund
December 31,
  2000(6) ....................................             3          7.514          -24.9              20           2.39+

Franklin Global Communications Securities Fund
December 31,
  2000 .......................................            40         25.518          -33.8           1,014           2.01
  1999 .......................................            21         38.572           37.4             792           2.00
  1998 .......................................             2         28.082            9.5              54           1.99
  1997 .......................................            --             --             --              --             --
  1996 .......................................            --             --             --              --             --

Franklin Global Health Care Securities Fund
December 31,
  2000 .......................................            23         16.324           70.0             405           2.27
  1999 .......................................            19          9.601           -9.5             197           2.31
  1998(3) ....................................             8         10.604            6.0              93           2.33+

Franklin Growth and Income Securities Fund
December 31,
  2000 .......................................            75         30.099           16.3           2,275           1.99
  1999 .......................................            74         25.891           -0.4           1,929           1.98
  1998 .......................................            17         25.993            6.7             448           1.98
  1997 .......................................            --             --             --              --             --
  1996 .......................................            --             --             --              --             --

Franklin High Income Fund
December 31,
  2000 .......................................            61         17.739          -14.3           1,095           2.06
  1999 .......................................            63         20.695           -1.5           1,313           2.03
  1998 .......................................            25         21.020           -0.6             518           2.02
  1997 .......................................            --             --             --              --             --
  1996 .......................................            --             --             --              --             --

                                       34
                                       -----------------------------------------


PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

Notes to Financial Statements (continued)
December 31, 2000

6. UNIT VALUES (CONTINUED)

                                                                              Valuemark II
                                                --------------------------------------------------------------------------------
                                                               Accumulation
                                                                  Units                                          Ratio of
                                                ------------------------------------------         Net           Expenses
                                                  Outstanding      Unit           Total           Assets        to Average
                                                (in thousands)     Value          Return**    (in thousands)    Net Assets*
                                                --------------------------------------------------------------------------------
Franklin Income Securities Fund
December 31,
  2000 ...................................           1,502        $28.728           18.1%        $ 43,031           1.90%
  1999 ...................................           2,248         24.323           -3.2           54,683           1.90
  1998 ...................................           3,263         25.122            0.2           81,970           1.89
  1997 ...................................           3,991         25.065           15.5          100,025           1.90
  1996 ...................................           4,519         21.708            9.7           98,109           1.90

Franklin Large Cap Growth Securities Fund
December 31,
  2000 ...................................           1,217         21.085            4.3           25,664           2.18
  1999 ...................................           1,325         20.218           29.8           26,784           2.17
  1998 ...................................           1,016         15.574           18.6           15,825           2.18
  1997 ...................................             622         13.130           16.7            8,167           2.17
  1996(2) ................................             225         11.254           12.5            2,529           2.17+

Franklin Money Market Fund
December 31,
  2000 ...................................           1,461         15.526            4.5           22,687           1.95
  1999 ...................................           1,593         14.860            3.3           23,673           1.93
  1998 ...................................           2,168         14.386            3.8           31,188           1.85
  1997 ...................................           2,155         13.865            3.8           29,881           1.85
  1996 ...................................           2,433         13.359            3.7           32,508           1.83

Franklin Natural Resources Securities Fund
December 31,
  2000 ...................................             222         14.928           34.6            3,334           2.07
  1999 ...................................             268         11.092           30.4            2,983           2.06
  1998 ...................................             415          8.505          -26.4            3,536           2.04
  1997 ...................................             458         11.559          -20.1            5,299           2.09
  1996 ...................................             566         14.467            2.5            8,189           2.05

Franklin Real Estate Fund
December 31,
  2000 ...................................             353         27.827           30.1            9,803           2.00
  1999 ...................................             466         21.386           -7.4            9,946           1.98
  1998 ...................................             708         23.107          -18.0           16,340           1.94
  1997 ...................................             942         28.169           19.0           26,532           1.94
  1996 ...................................             859         23.668           31.0           20,335           1.97

Franklin Rising Dividends Securities Fund
December 31,
  2000 ...................................           1,473         22.497           19.4           33,131           2.18
  1999 ...................................           2,207         18.846          -11.0           41,590           2.15
  1998 ...................................           3,176         21.165            5.4           67,223           2.12
  1997 ...................................           3,489         20.074           31.2           70,041           2.14
  1996 ...................................           3,394         15.303           22.4           51,934           2.16

                                                                             Valuemark IV
                                                --------------------------------------------------------------------------
                                                             Accumulation
                                                                 Units                                         Ratio of
                                                ----------------------------------------          Net          Expenses
                                                  Outstanding     Unit           Total           Assets        to Average
                                                (in thousands)    Value         Return**     (in thousands)    Net Assets*
                                                --------------------------------------------------------------------------
Franklin Income Securities Fund
December 31,
  2000 ...................................             44        $28.421           18.0%        $  1,228           1.99%
  1999 ...................................             56         24.084           -3.3            1,318           1.99
  1998 ...................................             14         24.898            0.1              346           1.98
  1997 ...................................             --             --             --               --             --
  1996 ...................................             --             --             --               --             --

Franklin Large Cap Growth Securities Fund
December 31,
  2000 ...................................            135         20.997            4.2            2,838           2.27
  1999 ...................................             73         20.152           29.7            1,473           2.26
  1998 ...................................             17         15.537           18.5              267           2.26
  1997 ...................................             --             --             --               --             --
  1996(2) ................................             --             --             --               --             --

Franklin Money Market Fund
December 31,
  2000 ...................................             37         15.363            4.4              574           2.04
  1999 ...................................            103         14.717            3.2            1,519           2.02
  1998 ...................................             12         14.260            3.7              166           1.94
  1997 ...................................             --             --             --               --             --
  1996 ...................................             --             --             --               --             --

Franklin Natural Resources Securities Fund
December 31,
  2000 ...................................             15         14.769           34.5              228           2.16
  1999 ...................................             12         10.983           30.3              132           2.15
  1998 ...................................              7          8.430          -26.5               56           2.13
  1997 ...................................             --             --             --               --             --
  1996 ...................................             --             --             --               --             --

Franklin Real Estate Fund
December 31,
  2000 ...................................              4         27.529           30.0              142           2.09
  1999 ...................................              4         21.176           -7.5              104           2.07
  1998 ...................................              1         22.901          -18.0               35           2.03
  1997 ...................................             --             --             --               --             --
  1996 ...................................             --             --             --               --             --

Franklin Rising Dividends Securities Fund
December 31,
  2000 ...................................             86         22.317           19.3            1,911           2.27
  1999 ...................................             73         18.712          -11.0            1,353           2.24
  1998 ...................................             17         21.034            5.3              346           2.21
  1997 ...................................             --             --             --               --             --
  1996 ...................................             --             --             --               --             --

                                       35
-----------------------------------------


PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

Notes to Financial Statements (continued)
December 31, 2000

6. UNIT VALUES (CONTINUED)

                                                                        Valuemark II
                                          --------------------------------------------------------------------------------
                                                         Accumulation
                                                            Units                                          Ratio of
                                          ------------------------------------------         Net           Expenses
                                            Outstanding      Unit           Total           Assets        to Average
                                          (in thousands)     Value          Return**    (in thousands)    Net Assets*
                                          --------------------------------------------------------------------------------
Franklin S&P 500 Index Fund
December 31,
  2000 ............................             205        $ 9.448           -9.7%       $  1,929           1.72%
  1999(1) .........................              47         10.467            4.7             486           1.95+

Franklin Small Cap Fund
December 31,
  2000 ............................             744         23.878          -15.8          17,715           2.17
  1999 ............................             783         28.353           94.2          22,163           2.17
  1998 ............................           1,012         14.600           -2.4          14,771           2.17
  1997 ............................             938         14.952           15.8          14,022           2.17
  1996(2) .........................             416         12.913           29.1           5,369           2.17+

Franklin Technology Securities Fund
December 31,
  2000(6) .........................              58          7.509          -24.9             436           2.39

Franklin U.S. Government Fund
December 31,
  2000 ............................           2,046         20.481           10.3          41,854           1.92
  1999 ............................           2,761         18.574           -2.3          51,251           1.91
  1998 ............................           3,787         19.014            5.9          71,990           1.90
  1997 ............................           4,844         17.947            7.8          86,937           1.90
  1996 ............................           6,017         16.650            2.2         100,185           1.91

Franklin Value Securities Fund
December 31,
  2000 ............................              60          9.553           23.5             558           2.24
  1999 ............................              35          7.736            0.2             261           2.21
  1998(3) .........................              19          7.717          -22.8             143           2.52+

Franklin Zero Coupon Fund - 2005
December 31,
  2000 ............................             230         25.758           11.0           5,852           2.06
  1999 ............................             259         23.205           -7.2           6,008           2.05
  1998 ............................             349         25.003           11.0           8,739           1.80
  1997 ............................             345         22.532            9.8           7,772           1.80
  1996 ............................             428         20.517           -1.9           8,777           1.80

Franklin Zero Coupon Fund - 2010
December 31,
  2000 ............................             134         28.289           17.1           3,768           2.05
  1999 ............................             197         24.164          -13.5           4,745           2.05
  1998 ............................             272         27.920           12.9           7,588           1.80
  1997 ............................             292         24.740           15.0           7,220           1.80
  1996 ............................             348         21.522           -4.1           7,492           1.80

                                                                             Valuemark IV
                                                 -------------------------------------------------------------------------
                                                             Accumulation
                                                                 Units                                         Ratio of
                                                 ---------------------------------------          Net          Expenses
                                                  Outstanding     Unit           Total           Assets        to Average
                                                (in thousands)    Value         Return**     (in thousands)    Net Assets*
                                                 -------------------------------------------------------------------------
Franklin S&P 500 Index Fund
December 31,
  2000 ............................                   37        $ 9.438           -9.8%       $    353           1.81%
  1999(1) .........................                   --         10.465            4.7              --           2.04+

Franklin Small Cap Fund
December 31,
  2000 ............................                   56         23.767          -15.9           1,316           2.26
  1999 ............................                   28         28.247           94.0             773           2.26
  1998 ............................                    9         14.558           -2.4             131           2.26
  1997 ............................                   --             --             --              --             --
  1996(2) .........................                   --             --             --              --             --

Franklin Technology Securities Fund
December 31,
  2000(6) .........................                    7          7.505          -25.0              53           2.48

Franklin U.S. Government Fund
December 31,
  2000 ............................                   68         20.264           10.2           1,358           2.01
  1999 ............................                  125         18.394           -2.4           2,289           2.00
  1998 ............................                   28         18.847            5.9             535           1.99
  1997 ............................                   --             --             --              --             --
  1996 ............................                   --             --             --              --             --

Franklin Value Securities Fund
December 31,
  2000 ............................                   51          9.530           23.4             473           2.33
  1999 ............................                   54          7.724            0.1             406           2.30
  1998(3) .........................                   22          7.713          -22.9             167           2.61+

Franklin Zero Coupon Fund - 2005
December 31,
  2000 ............................                    4         25.489           10.9             102           2.15
  1999 ............................                    4         22.983           -7.3              86           2.14
  1998 ............................                    2         24.786           10.9              50           1.89
  1997 ............................                   --             --             --              --             --
  1996 ............................                   --             --             --              --             --

Franklin Zero Coupon Fund - 2010
December 31,
  2000 ............................                    7         27.989           17.0             210           2.14
  1999 ............................                    7         23.929          -13.5             181           2.14
  1998 ............................                    3         27.674           12.8              93           1.89
  1997 ............................                   --             --             --              --             --
  1996 ............................                   --             --             --              --             --

                                       36
                                       -----------------------------------------


PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

Notes to Financial Statements (continued)
December 31, 2000

6. UNIT VALUES (CONTINUED)

                                                                               Valuemark II
                                                 --------------------------------------------------------------------------------
                                                                Accumulation
                                                                   Units                                          Ratio of
                                                 ------------------------------------------         Net           Expenses
                                                   Outstanding      Unit           Total           Assets        to Average
                                                 (in thousands)     Value          Return**    (in thousands)    Net Assets*
                                                 --------------------------------------------------------------------------------
Mutual Discovery Securities Fund
December 31,
  2000 .....................................            685        $14.922            8.9%        $10,173           2.42%
  1999 .....................................            810         13.701           22.0          11,073           2.41
  1998 .....................................          1,127         11.226           -6.3          12,646           2.40
  1997 .....................................            924         11.983           17.7          11,070           2.46
  1996(4) ..................................             27         10.180            1.8             278           2.77+

Mutual Shares Securities Fund
December 31,
  2000 .....................................          1,344         14.831           12.0          19,922           2.20
  1999 .....................................          1,879         13.237           11.8          24,866           2.19
  1998 .....................................          2,264         11.837           -1.3          26,789           2.17
  1997 .....................................          1,823         11.993           16.1          21,858           2.20
  1996(4) ..................................             43         10.330            3.3             442           2.40+

Templeton Asset Strategy Fund
December 31,
  2000 .....................................            165         14.040           -2.6           2,328           2.22
  1999 .....................................            228         14.408            6.0           3,294           2.22
  1998 .....................................            318         13.589           -1.4           4,317           2.24
  1997 .....................................            424         13.786           10.2           5,850           2.34
  1996 .....................................            300         12.514           18.2           3,759           2.26

Templeton Developing Markets Securities Fund
December 31,
  2000 .....................................            411          8.473          -30.5           3,482           2.96
  1999 .....................................            615         12.188           52.5           7,494           2.79
  1998 .....................................            749          7.993          -22.7           5,983           2.81
  1997 .....................................          1,160         10.340          -10.0          11,992           2.82
  1996 .....................................          1,042         11.487           19.9          11,970           2.89

Templeton Global Income Securities Fund
December 31,
  2000 .....................................            363         17.112            2.9           6,208           2.12
  1999 .....................................            542         16.635           -7.1           9,013           2.05
  1998 .....................................            787         17.905            5.6          14,094           2.03
  1997 .....................................          1,072         16.957            1.0          18,177           2.02
  1996 .....................................          1,354         16.781            8.1          22,719           2.01

Templeton Growth Securities Fund
December 31,
  2000 .....................................          1,309         19.529            0.3          25,526           2.27
  1999 .....................................          1,859         19.466           19.4          36,188           2.28
  1998 .....................................          2,239         16.309            7.5          36,512           2.28
  1997 .....................................          2,594         15.176           11.9          39,364           2.28
  1996 .....................................          2,146         13.560           19.6          29,103           2.33

                                                                             Valuemark IV
                                                --------------------------------------------------------------------------
                                                             Accumulation
                                                                 Units                                         Ratio of
                                                ----------------------------------------          Net          Expenses
                                                  Outstanding     Unit           Total           Assets        to Average
                                                (in thousands)    Value         Return**     (in thousands)    Net Assets*
                                                --------------------------------------------------------------------------
Mutual Discovery Securities Fund
December 31,
  2000 .....................................           44        $14.867            8.8%        $   640           2.51%
  1999 .....................................           38         13.662           21.9             506           2.50
  1998 .....................................           17         11.205           -6.4             186           2.49
  1997 .....................................           --             --             --              --             --
  1996(4) ..................................           --             --             --              --             --

Mutual Shares Securities Fund
December 31,
  2000 .....................................          170         14.776           11.9           2,509           2.29
  1999 .....................................          144         13.199           11.7           1,894           2.28
  1998 .....................................           38         11.814           -1.4             447           2.26
  1997 .....................................           --             --             --              --             --
  1996(4) ..................................           --             --             --              --             --

Templeton Asset Strategy Fund
December 31,
  2000 .....................................            4         13.968           -2.6              59           2.31
  1999 .....................................            4         14.347            5.9              57           2.31
  1998 .....................................            1         13.543           -1.5              16           2.33
  1997 .....................................           --             --             --              --             --
  1996 .....................................           --             --             --              --             --

Templeton Developing Markets Securities Fund
December 31,
  2000 .....................................           23          8.421          -30.5             199           3.05
  1999 .....................................           10         12.125           52.4             135           2.88
  1998 .....................................            5          7.958          -22.8              45           2.90
  1997 .....................................           --             --             --              --             --
  1996 .....................................           --             --             --              --             --

Templeton Global Income Securities Fund
December 31,
  2000 .....................................            8         16.929            2.8             150           2.21
  1999 .....................................            6         16.472           -7.2             110           2.14
  1998 .....................................            2         17.746            5.5              45           2.12
  1997 .....................................           --             --             --              --             --
  1996 .....................................           --             --             --              --             --

Templeton Growth Securities Fund
December 31,
  2000 .....................................          107         19.410            0.2           2,101           2.36
  1999 .....................................           91         19.364           19.3           1,791           2.37
  1998 .....................................           10         16.238            7.4             174           2.37
  1997 .....................................           --             --             --              --             --
  1996 .....................................           --             --             --              --             --

                                       37
-----------------------------------------


PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

Notes to Financial Statements (continued)
December 31, 2000

6. UNIT VALUES (CONTINUED)

                                                                                 Valuemark II
                                                   --------------------------------------------------------------------------------
                                                                  Accumulation
                                                                     Units                                          Ratio of
                                                   ------------------------------------------         Net           Expenses
                                                     Outstanding      Unit           Total           Assets        to Average
                                                   (in thousands)     Value          Return**    (in thousands)    Net Assets*
                                                   --------------------------------------------------------------------------------
Templeton International Securities Fund
December 31,
  2000 .......................................          1,507        $21.586          -6.2%         $32,502            2.27%
  1999 .......................................          2,034         23.022           24.9          46,821            2.30
  1998 .......................................          2,938         18.437            4.1          54,177            2.28
  1997 .......................................          4,063         17.711           10.1          71,965            2.29
  1996 .......................................          4,375         16.081           21.2          70,362            2.29

Templeton International Smaller Companies Fund
December 31,
  2000 .......................................             70         11.166           -2.4             785            2.51
  1999 .......................................            101         11.441           22.2           1,155            2.51
  1998 .......................................            114          9.364          -13.5           1,065            2.50
  1997 .......................................            173         10.825           -2.9           1,875            2.46
  1996(2) ....................................             65         11.145           11.5             722            2.18+

Templeton Pacific Growth Securities Fund
December 31,
  2000 .......................................            397          7.995          -26.8           3,174            2.50
  1999 .......................................            659         10.915           35.1           7,191            2.48
  1998 .......................................            821          8.078          -14.3           6,633            2.50
  1997 .......................................          1,251          9.431          -36.8          11,793            2.43
  1996 .......................................          1,751         14.932            9.6          26,148            2.39

USAllianz VIP Diversified Assets Fund
December 31,
  2000 .......................................             17         10.381            2.1             180            2.40
  1999(1) ....................................             --         10.170            1.7%              2            2.40+

USAllianz VIP Fixed Income Fund
December 31,
  2000 .......................................             13         10.742           10.2%            136            2.15
  1999(1) ....................................             --                            --              --            2.15+

USAllianz VIP Growth Fund
December 31,
  2000 .......................................             13          9.496          -11.5%            126            2.30
  1999(1) ....................................             --                            --              --            2.30+

                                                                             Valuemark IV
                                                --------------------------------------------------------------------------
                                                             Accumulation
                                                                 Units                                         Ratio of
                                                ----------------------------------------          Net          Expenses
                                                  Outstanding     Unit           Total           Assets        to Average
                                                (in thousands)    Value         Return**     (in thousands)    Net Assets*
                                                --------------------------------------------------------------------------
Templeton International Securities Fund
December 31,
  2000 .......................................        30        $21.413          -6.3%         $   621            2.36%
  1999 .......................................        16         22.858           24.8             343            2.39
  1998 .......................................         8         18.322            4.0             143            2.37
  1997 .......................................        --             --             --              --              --
  1996 .......................................        --             --             --              --              --

Templeton International Smaller Companies Fund
December 31,
  2000 .......................................        11         11.119           -2.5             135            2.60
  1999 .......................................         3         11.403           22.1              47            2.60
  1998 .......................................         3          9.342          -13.6              34            2.59
  1997 .......................................        --             --             --              --              --
  1996(2) ....................................        --             --             --              --              --

Templeton Pacific Growth Securities Fund
December 31,
  2000 .......................................        10          7.931          -26.8              75            2.59
  1999 .......................................         8         10.838           35.0              82            2.57
  1998 .......................................         6          8.028          -14.4              46            2.59
  1997 .......................................        --             --             --              --              --
  1996 .......................................        --             --             --              --              --

USAllianz VIP Diversified Assets Fund
December 31,
  2000 .......................................         2         10.370            2.0         $    23            2.49
  1999(1) ....................................        --             --             --              --            2.49+

USAllianz VIP Fixed Income Fund
December 31,
  2000 .......................................         2         10.731           10.1%             22            2.24
  1999(1) ....................................        --             --             --              --            2.24+

USAllianz VIP Growth Fund
December 31,
  2000 .......................................         2          9.486          -11.6%             16            2.39
  1999(1) ....................................        --             --             --              --            2.39+

  * For the year ended December 31, including the effect of the expenses of the underlying funds.
 **   Total return does not reflect payment of sales charge.
  +   Annualized.
(1)   Period from November 12, 1999 (fund commencement) to December 31, 1999.
(2)   Period from June 10, 1996 (fund commencement) to December 31, 1996.
(3)   Period from August 17, 1998 (fund commencement) to December 31, 1998.
(4)   Period from December 2, 1996 (fund commencement) to December 31, 1996.
(5)   Period from August 4, 1995 (fund commencement) to December 31, 1995.
(6)   Period from May 1, 2000 (fund commencement) to December 31, 2000.





                        PREFERRED LIFE INSURANCE COMPANY
                                   OF NEW YORK
                              Financial Statements
                           December 31, 2000 and 1999

                                       -----------------------------------------


PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Independent Auditors' Report

The Board of Directors
Preferred Life Insurance Company of New York:

We have audited the accompanying balance sheets of Preferred Life Insurance Company of New York as of December 31, 2000 and 1999, and the related statements of income, comprehensive income (loss), stockholder's equity and cash flows for each of the years in the three-year period ended December 31, 2000. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Preferred Life Insurance Company of New York as of December 31, 2000 and 1999, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2000, in conformity with accounting principles generally accepted in the United States of America.

January 16, 2001

            Variable Life Prospectus   1
-----------------------------------------


PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Balance Sheets

December 31, 2000 and 1999
(in thousands except share data)

Assets                                                       2000          1999
                                                           ---------------------
Investments:
   Fixed maturities, at market .......................     $ 55,055       47,988
   Equity securities, at market ......................        2,215        2,380
   Short-term securities .............................        2,256        1,947
   Policy loans ......................................            1            3
                                                           ---------------------
     Total investments ...............................       59,527       52,318
Cash .................................................        5,132        2,785
Receivables ..........................................        3,509        3,364
Reinsurance recoverables:
   Recoverable on future benefit reserves ............        1,917        1,718
   Recoverable on unpaid claims ......................        4,593        8,943
   Receivable on paid claims .........................        1,728        2,989
Deferred acquisition costs ...........................       16,730       22,751
Other assets .........................................        1,559        1,824
                                                           ---------------------
   Assets, exclusive of separate account assets ......       94,695       96,692
Separate account assets ..............................      470,577      614,649
                                                           ---------------------
   Total assets ......................................     $565,272      711,341
                                                           =====================

                 See accompanying notes to financial statements.

                                       2
                                      ------------------------------------------


PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Balance Sheets (continued)

December 31, 2000 and 1999
(in thousands except share data)

                                                            2000          1999
                                                          ---------------------
Liabilities and Stockholder's Equity
Liabilities:
   Future benefit reserves:
      Life ..........................................     $  3,032        2,771
      Annuity .......................................        9,542        6,546
   Policy and contract claims .......................       17,062       25,990
   Unearned premiums ................................          551          652
   Other policyholder funds .........................          228          336
   Reinsurance payable ..............................        1,158        2,148
   Deferred income taxes ............................        5,216        6,853
   Accrued expenses and other liabilities ...........          147          745
   Commissions due and accrued ......................          513          737
   Payable to parent ................................        2,577        2,598
                                                          ---------------------
     Liabilities, exclusive of separate account
       liabilities ..................................       40,026       49,376
Separate account liabilities ........................      470,577      614,649
                                                          ---------------------
     Total liabilities ..............................      510,603      664,025
Stockholder's equity:
   Common stock, $10 par value; 200,000 shares
     authorized, issued and outstanding .............        2,000        2,000
   Additional paid-in capital .......................       15,500       15,500
   Retained earnings ................................       36,862       31,115
   Accumulated other comprehensive (loss) income ....          307       (1,299)
                                                          ---------------------
     Total stockholder's equity .....................       54,669       47,316
Commitments and contingencies (notes 5 and 10)
                                                          ---------------------
     Total liabilities and stockholder's equity .....     $565,272      711,341
                                                          =====================

                 See accompanying notes to financial statements.

            Variable Life Prospectus   3
-----------------------------------------


PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Statements of Income

Years Ended December 31, 2000, 1999 and 1998
(in thousands)

                                                     2000        1999        1998
                                                  --------------------------------
Revenue:
   Life insurance premiums ....................   $  3,390       4,486       7,115
   Annuity considerations .....................      9,059      11,011      12,643
   Accident and health premiums ...............     11,563      23,803      21,148
                                                  --------------------------------
     Total premiums and considerations ........     24,012      39,300      40,906
   Premiums ceded .............................      5,487      12,357      11,427
                                                  --------------------------------
     Net premiums and considerations ..........     18,525      26,943      29,479
   Investment income, net .....................      3,565       2,739       2,021
   Realized investment (losses) gains .........        (64)         58       1,003
   Other income ...............................        826         110          62
                                                  --------------------------------
     Total revenue ............................     22,852      29,850      32,565
                                                  --------------------------------
Benefits and expenses:
   Life insurance benefits ....................      1,599       1,039       3,508
   Annuity benefits ...........................      1,213         382         351
   Accident and health insurance benefits .....      1,818      19,462      10,579
                                                  --------------------------------
     Total benefits ...........................      4,630      20,883      14,438
   Benefit recoveries .........................        206      11,242       5,770
                                                  --------------------------------
     Net benefits .............................      4,424       9,641       8,668
   Commissions and other agent compensation ...      2,171       4,590       7,091
   General and administrative expenses ........      4,933       4,089       4,148
   Taxes, licenses and fees ...................        637         840         187
   Change in deferred acquisition costs, net ..      6,021      10,636       4,060
                                                  --------------------------------
     Total benefits and expenses ..............     18,186      29,796      24,154
                                                  --------------------------------
     Income from operations before income taxes      4,666          54       8,411
                                                  --------------------------------
Income tax (benefit) expense:
   Current ....................................      1,421       1,913       3,126
   Deferred ...................................     (2,502)     (1,922)       (312)
                                                  --------------------------------
     Total income tax (benefit) expense .......     (1,081)         (9)      2,814
                                                  --------------------------------
     Net income ...............................   $  5,747          63       5,597
                                                  ================================

                 See accompanying notes to financial statements.

                                       4
                                      ------------------------------------------


PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Statements of Comprehensive Income (Loss)

Years Ended December 31, 2000, 1999 and 1998
(in thousands)

                                                          2000     1999      1998
                                                        -------------------------
Net income ..........................................   $5,747       63     5,597
                                                        -------------------------
Other comprehensive income (loss):
   Unrealized gains (losses) on fixed maturities and
    equity securities:
     Unrealized holding gains (losses) arising during
      the period net of tax of $843 in 2000,
      $(1,182) in 1999 and $468 in 1998 .............    1,564   (2,194)      869

     Reclassification adjustment for realized losses
      (gains) included in net income, net of tax of
      $(22) in 2000, $20 in 1999, and $351 in 1998 ..       42      (38)     (652)
                                                        -------------------------
       Total other comprehensive income (loss) ......    1,606   (2,232)      217
                                                        -------------------------
       Total comprehensive income (loss) ............   $7,353   (2,169)    5,814
                                                        =========================

                 See accompanying notes to financial statements.

            Variable Life Prospectus   5
-----------------------------------------


PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Statements of Stockholder's Equity

Years Ended December 31, 2000, 1999 and 1998
(in thousands)

                                                   2000         1999        1998
                                                 --------------------------------
Common stock:
   Balance at beginning and end of year ......   $  2,000       2,000       2,000
                                                 --------------------------------
Additional paid-in capital:
   Balance at beginning and end of year ......     15,500      15,500      15,500
                                                 --------------------------------
Retained earnings:
   Balance at beginning of year ..............     31,115      31,052      25,455
   Net income ................................      5,747          63       5,597
                                                 --------------------------------
   Balance at end of year ....................     36,862      31,115      31,052
                                                 --------------------------------
Accumulated other comprehensive income (loss):
   Balance at beginning of year ..............     (1,299)        933         716
   Net unrealized gain (loss) during the year,
    net of deferred federal income taxes .....      1,606      (2,232)        217
                                                 --------------------------------
   Balance at end of year ....................        307      (1,299)        933
                                                 --------------------------------
     Total stockholder's equity ..............   $ 54,669      47,316      49,485
                                                 ================================

                 See accompanying notes to financial statements.

                                       6
                                      ------------------------------------------


PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Statements of Cash Flows

Years Ended December 31, 2000, 1999 and 1998
(in thousands)

                                                                             2000         1999        1998
                                                                           --------------------------------
Cash flows provided by (used in) operating activities:
   Net income ..........................................................   $  5,747          63       5,597
                                                                           --------------------------------
   Adjustments to reconcile net income to net cash
    provided by (used in) operating activities:
     Realized losses (gains) on investments ............................         64         (58)     (1,003)
     Deferred federal income tax (benefit) .............................     (2,502)     (1,922)       (312)
     Charges to policy account balances ................................       (960)       (610)          0
     Interest credited to policyholder account balances ................        381         374          42
     Change in:
        Receivables and other assets ...................................      5,532       1,198       5,149
        Deferred acquisition costs .....................................      6,021      10,636       4,060
        Future benefit reserves ........................................      1,445      (4,465)        829
        Policy and contract claims .....................................     (8,928)     (1,288)     (3,480)
        Unearned premiums ..............................................       (101)       (261)       (677)
        Other policyholder funds .......................................       (108)     (3,215)      2,321
        Reinsurance payable ............................................       (990)        651        (619)
        Accrued expenses and other liabilities .........................       (598)     (3,149)        783
        Commissions due and accrued ....................................       (224)        115        (308)
        Payable to parent ..............................................        (21)       (805)        221
     Depreciation and amortization .....................................        106         228        (275)
                                                                           --------------------------------
        Total adjustments ..............................................       (883)     (2,571)      6,731
                                                                           --------------------------------
        Net cash provided by (used in) operating activities ............      4,864      (2,508)     12,328
                                                                           --------------------------------
Cash flows (used in) provided by investing activities:
   Purchase of fixed maturity securities ...............................    (30,083)    (21,938)    (28,065)
   Purchase of equity securities .......................................     (1,436)     (1,343)     (2,105)
   Sale or redemption of fixed maturity securities .....................     25,572       8,735      20,414
   Sale of equity securities ...........................................      1,346       1,103         553
   Other investments, net ..............................................       (307)      8,126      (8,987)
                                                                           --------------------------------
        Net cash used in investing activities ..........................     (4,908)     (5,317)    (18,190)
                                                                           --------------------------------
Cash flows provided by (used in) financing activities:
   Policyholders' deposits to account balances .........................      2,197       4,583       6,676
   Policyholders' withdrawals from account balances ....................        194        (108)          0
                                                                           --------------------------------
        Net cash provided by financing activities ......................      2,391       4,475       6,676
        Net change in cash .............................................      2,347      (3,350)        814
Cash at beginning of year ..............................................      2,785       6,135       5,321
                                                                           --------------------------------
Cash at end of year ....................................................   $  5,132       2,785       6,135
                                                                           ================================

                 See accompanying notes to financial statements.

            Variable Life Prospectus   7
-----------------------------------------


PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements
(in thousands)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Preferred Life Insurance Company of New York (the Company) is a wholly owned subsidiary of Allianz Life Insurance Company of North America (Allianz Life) which, in turn, is a wholly-owned subsidiary of Allianz of America, Inc. (AZOA), a majority-owned subsidiary of Allianz Aktiengesellschaft Holding (Allianz AG), a Federal Republic of Germany company.

The Company is a life insurance company licensed to sell group life and accident and health policies and individual variable annuity contracts in six states and the District of Columbia. Based on 2000 revenue and consideration volume, 49%, 37% and 14% of the Company's business is annuity, accident and health and life, respectively. The Company has made the decision to terminate all group accident and health reinsurance assumed business and to no longer pursue the broker administrator distribution channel. The group accident and health business will decline significantly as a result of these decisions. The Company's primary distribution channels are through strategic alliances with third party marketing organizations and independent agents.

Following is a summary of the significant accounting policies reflected in the accompanying financial statements.

Basis of Presentation

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (GAAP) which vary in certain respects from accounting rules prescribed or permitted by state insurance regulatory authorities.

The preparation of financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect reported assets and liabilities including reporting or disclosure of contingent assets and liabilities as of the balance sheet date and the reported amounts of revenues and expenses during the reporting period. Actual results could vary significantly from management's estimates.

Traditional Life, Group Life and Group Accident and Health Insurance

Premiums on traditional life and group life products are recognized as income when due. Group accident and health premiums are recognized as earned on a pro rata basis over the risk coverage periods. Benefits and expenses are matched with earned premiums so that profits are recognized over the premium paying periods of the contracts. This matching is accomplished by establishing provisions for future policy benefits and policy and contract claims, and deferring and amortizing related policy acquisition costs.

Variable Annuity Business

Variable annuity contracts do not have significant mortality or morbidity risks and are accounted for in a manner consistent with interest bearing financial instruments. Accordingly, premium receipts are reported as deposits to the contractholder's account, while revenues consist of amounts assessed against contractholders including surrender charges and earned administrative service fees. Benefits consist of claims and benefits incurred in excess of the contractholder's balance.

Deferred Acquisition Costs

Acquisition costs, consisting of commissions and other costs, which vary with and are primarily related to production of new business, are deferred. For variable annuity contracts, acquisition costs are amortized in relation to the present value of expected gross profits from investment margins and expense charges. Acquisition costs for group life and group accident and health products are deferred and amortized over the lives of the policies in the same manner as premiums are earned. Deferred acquisition costs amortized during 2000, 1999 and 1998 were $6,588, $11,687, and $8,763, respectively.

                                       8
                                      ------------------------------------------


PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements (continued)
(in thousands)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Future Benefit Reserves

Future benefits on life insurance products are computed by net level premium methods and the commissioners reserve valuation method based upon estimated future investment yield and mortality, commensurate with the Company's experience, modified as necessary to reflect anticipated trends, including possible unfavorable deviations.

Future benefit reserves for variable annuity products are carried at accumulated contract values. Any additional reserves for any death benefits that may exceed the accumulated contract values are carried at an amount greater than or equal to a one year term cost.

Policy and Contract Claims

Policy and contract claims represent an estimate of claims and claim adjustment expenses that have been reported but not yet paid or incurred but not yet reported as of December 31.

Investments

The Company has classified all of its fixed maturity and equity portfolio as "available-for-sale" and, accordingly, the securities are carried at fair value, changes in unrealized gains and losses, net of tax, are credited or charged directly to stockholder's equity. Mortgage backed securities and structured securities are amortized using anticipated prepayments and are accounted for using the retrospective method. Short-term securities, which include certificates of deposit, are carried at amortized cost which approximates market. Policy loans are reflected at their unpaid principal balances.

Realized gains and losses are computed based on the specific identification method.

As of December 31, 2000 and 1999, investments with a carrying value of $1,669 and $1,611, respectively, were pledged to the New York Superintendent of Insurance as required by statutory regulation.

The fair values of invested assets are deemed by management to approximate their estimated market values. The fair value of fixed maturity and equity securities is based principally on independent pricing services, broker quotes and other independent information. Policy loan balances which are supported by the underlying cash value of the policies approximate fair value. Changes in market conditions subsequent to December 31 may cause estimates of fair values to differ from the amounts presented herein.

Accounting for Forward Contracts

As of December 31, 2000 and 1999 the Company had outstanding commitments of $5,400 and $0, respectively, to purchase securities issued by the Federal National Mortgage Association ("FNMA") on a "to be announced" ("TBA") basis. The interest rate on these securities is 6.5%. The Company received additional income from commitments of this type totaling $245 in 2000. No income was earned on such commitments in 1999 and 1998.

Reinsurance

Reinsurance premium and benefits paid or provided are accounted for on a basis consistent with those used in accounting for original policies issued and the terms of the reinsurance contracts. Insurance liabilities are reported before the effects of reinsurance. Amounts paid or deemed to have been paid for claims covered by reinsurance contracts are recorded as a reinsurance recoverable. Reinsurance recoverables are recognized in a manner consistent with the liabilities related to the underlying reinsured contracts.

            Variable Life Prospectus   9
-----------------------------------------


PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements (continued)
(in thousands)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Separate Accounts

Separate accounts represent funds for which investment income and investment gains and losses accrue directly to the contractholders. Each account has specific investment objectives and the assets are carried at market value. The assets of each account are legally segregated and are not subject to claims which arise out of any other business of the Company.

Fair values of separate account assets were determined using the market value of the underlying investments held in segregated fund accounts. Fair values of separate account liabilities were determined using the cash surrender values of the contractholders' accounts.

Income Taxes

Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the period that includes the enactment date.

Receivables

Receivable balances approximate estimated fair values. This is based on pertinent information available to management as of year end including the financial condition and credit worthiness of the parties underlying the receivables.

Accounting Changes

In 1999, the Company adopted Statement of Position (SOP) 97-3, Accounting by Insurance and Other Enterprises for Insurance-Related Assessments. No adjustments were made to the financial statements upon adoption of this statement.

Accounting Pronouncements to be Adopted

Statement of Financial Accounting Standards (SFAS) No.133, Accounting for Derivative Instruments and Hedging Activities, as amended by SFAS No. 137 and No. 138, is required to be adopted in years beginning after June 15, 2000. The Company is required to adopt the new Statement effective January 1, 2001. The Statement will require the Company to recognize all derivatives on the balance sheet at fair value. The Company plans on marking all derivative instruments to market value. As of December 31, 2000, the Company did not hold any derivatives.

In September 2000, the Financial Accounting Standards Board issued SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishment of Liabilities, was issued replacing SFAS No. 125, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities. This statement revises the standards for accounting for securitizations and other transfers of financial assets and collateral and requires certain disclosure, but it carries over most of SFAS No. 125 provisions without reconsideration. This statement is effective for transfers and servicing of financial assets and extinguishment of liabilities occurring after March 31, 2001. Adoption of this statement is not expected to have a significant impact on the financial statements.

Reclassifications

Certain prior year balances have been reclassified to conform with current year presentation.

                                       10
                                      ------------------------------------------


PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements (continued)
(in thousands)

(2) INVESTMENTS

Investments at December 31, 2000 consist of:

                                                                                            Amount
                                                         Amortized       Estimated         shown on
                                                           cost            fair             balance
                                                          or cost          value             sheet
                                                          -----------------------------------------
Fixed maturity securities:
   U.S. Government .............................          $22,514           22,729           22,729
   Foreign government ..........................              712              737              737
   Public utilities ............................              779              791              791
   Corporate securities ........................           30,620           30,636           30,636

   Mortgage-backed securities and collateralized
   mortgage obligations ........................              162              162              162
                                                          -----------------------------------------
     Total fixed maturities ....................          $54,787           55,055           55,055
                                                          -----------------------------------------
Equity securities:
   Common stocks:
     Industrial and miscellaneous ..............            2,011            2,215            2,215
                                                          -----------------------------------------
Other investments:
   Short-term securities .......................            2,256          XXXXXXX            2,256
   Policy loans ................................                1          XXXXXXX                1
                                                          -----------------------------------------
     Total investments .........................          $59,055          XXXXXXX           59,527
                                                          =========================================

            Variable Life Prospectus   11
-----------------------------------------


PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements (continued)
(in thousands)

(2) INVESTMENTS (CONTINUED)

At December 31, 2000 and 1999, the amortized cost, gross unrealized gains, gross unrealized losses and estimated fair values of securities are as follows:

                                                                    Gross            Gross         Estimated
                                                 Amortized        unrealized       unrealized         fair
                                                   cost             gains           losses           value
                                                 ----------------------------------------------------------
2000:
 Fixed  maturity securities:
   U.S. Government ....................          $22,514              369              154           22,729
   Foreign government .................              712               25                0              737
   Corporate securities ...............           30,620              688              672           30,636
   Public utilities ...................              779               13                1              791
   Mortgage-backed securities and
    collateralized mortgage obligations              162                0                0              162
                                                 ----------------------------------------------------------
     Total fixed maturity securities ..           54,787            1,095              827           55,055
 Equity securities ....................            2,011              457              253            2,215
                                                 ----------------------------------------------------------
     Total ............................          $56,798            1,552            1,080           57,270
                                                 ==========================================================
1999:
 Fixed  maturity securities:
   U.S. Government ....................          $37,183              141            1,927           35,397
   Foreign government .................              500                0               29              471
   Corporate securities ...............           12,520                0              691           11,829
   Public utilities ...................              304                0               13              291
                                                 ----------------------------------------------------------
     Total fixed maturity securities ..           50,507              141            2,660           47,988
 Equity securities ....................            1,860              772              252            2,380
                                                 ----------------------------------------------------------
     Total ............................          $52,367              913            2,912           50,368
                                                 ==========================================================

The change in net unrealized gains and (losses) on fixed maturity securities was $2,787, $(3,721) and $100 for the years ended December 31, 2000, 1999 and 1998, respectively.

The change in net unrealized gains and (losses) from equity securities was $(316), $286 and $234 for the years ended December 31, 2000, 1999 and 1998, respectively.

The amortized cost and estimated fair value of fixed maturities at December 31, 2000, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                      Amortized     Estimated
                                                        cost        fair value
                                                     --------------------------
   Due in one year or less ..................          $   906           908
   Due after one year through five years ....           24,760        24,780
   Due after five years through ten years ...           16,938        17,197
   Due after ten years ......................           12,021        12,008
   Mortgage-backed securities and collateralized
    mortgage obligations ....................              162           162
                                                       ---------------------
     Totals .................................          $54,787        55,055
                                                       =====================

                                       12
                                      ------------------------------------------


PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements (continued)
(in thousands)

(2) INVESTMENTS (CONTINUED)

Proceeds from sales of investments in available-for-sale securities during 2000, 1999 and 1998 were $26,798, $4,483 and $20,779, respectively. Gross gains of $697, $219, and $1,080 and gross losses of $761, $161, and $77 were realized on sales of available-for-sale securities in 2000, 1999 and 1998, respectively. The Company recognized a loss of $40 on securities with other than temporary impairment.

Major categories of net investment income for the respective years ended December 31 are:

                                          2000            1999             1998
                                         ---------------------------------------
Interest:
   Fixed maturity securities ..          $3,081           2,515            1,592
   Short-term investments .....             274             289              393
Dividends:
   Equity securities ..........              20              19               12
Other .........................             240              (9)              52
                                         ---------------------------------------
     Total investment income ..           3,615           2,814            2,049

Investment expenses ...........              50              75               28
                                         ---------------------------------------
     Net investment income ....          $3,565           2,739            2,021
                                         =======================================

(3) SUMMARY TABLE OF FAIR VALUE DISCLOSURES

                                                      2000                               1999
                                         --------------------------------------------------------------
                                             Carrying         Fair           Carrying            Fair
                                              Amount          Value           Amount             Value
                                              -------         -----           -------            -----
Financial assets:
   Fixed maturity securities
     U.S. Government ..........          $ 22,729            22,729            35,397            35,397
     Foreign government .......               737               737               471               471
     Corporate securities .....            31,427            31,427            11,829            11,829
     Mortgage backed securities               162               162                 0                 0
     Public utilities .........                 0                 0               291               291
   Equity securities ..........             2,215             2,215             2,380             2,380
   Short term securities ......             2,256             2,256             1,947             1,947
   Separate accounts assets ...           470,577           470,577           614,649           614,649

Financial liabilities:
   Separate account liabilities           470,577           467,853           614,649           609,915
                                         ==============================================================

See Note 1 "Summary of Significant Accounting Policies" for description of the methods and significant assumptions used to estimate fair values.

            Variable Life Prospectus   13
-----------------------------------------


PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements (continued)
(in thousands)

(4) ACCIDENT AND HEALTH CLAIM RESERVES

Accident and health claim reserves are based on estimates which are subject to uncertainty. Uncertainty regarding reserves of a given accident year is gradually reduced as new information emerges each succeeding year, allowing more reliable re-evaluations of such reserves. While management believes that reserves as of December 31, are adequate, uncertainties in the reserving process could cause such reserves to develop favorably or unfavorably in the near term as new or additional information emerges. Any adjustments to reserves are reflected in the operating results of the periods in which they are made. Movements in reserves that are small relative to the amount of such reserves could significantly impact future reported earnings of the Company.

Activity in the accident and health claim reserves, exclusive of hospital indemnity and AIDS reserves of $650, $516, and $838 in 2000, 1999 and 1998, respectively, is summarized as follows:

                                                                   2000                1999               1998
                                                                 ----------------------------------------------
Balance at January 1, net of reinsurance recoverables
  of $8,006, $6,540, and $7,643 .......................          $ 15,490             15,650             17,804

Incurred related to:
   Current year .......................................             6,540             11,823             11,203
   Prior years ........................................            (4,711)            (2,752)            (4,946)
                                                                 ----------------------------------------------
     Total incurred ...................................             1,829              9,071              6,257

Paid related to:
   Current year .......................................               894              2,725              3,697
   Prior years ........................................             4,716              6,506              4,714
                                                                 ----------------------------------------------
Total paid ............................................             5,610              9,231              8,411

Balance at December 31, net of reinsurance recoverables
  of $3,758, $8,006 and $6,540 ........................          $ 11,709             15,490             15,650
                                                                 ==============================================

The provision for prior year claim and claim adjustment expenses decreased in 2000 primarily due to lower than expected losses on a discontinued block of business. Current year paid and incurred claims have decreased in 2000 due to termination of the reinsurance assumed business while prior year paid claims continue to reflect losses related to the run-off of the terminated business. In 1998, the Company experienced positive development in its HMO reinsurance business which decreased the provision for prior year claims.

                                       14
                                      ------------------------------------------


PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements (continued)
(in thousands)

(5) REINSURANCE

In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding risks under excess coverage and coinsurance contracts. The Company retains a maximum of $50 coverage per individual life.

Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies. A contingent liability exists to the extent that Allianz Life or the Company's unaffiliated reinsurers are unable to meet their contractual obligations under reinsurance contracts. Management is of the opinion that no liability will accrue to the Company with respect to this contingency.

Included in the reinsurance recoverables at December 31, 2000 and 1999 are recoverables on paid claims, unpaid claims and future benefit reserves from Allianz Life of $447 and $1,884, respectively.

Life insurance, annuities and accident and health business assumed from and ceded to other companies is as follows:

                                                                                                             Percentage
                                                           Assumed         Ceded                              of amount
                                         Direct          from other       to other           Net               assumed
Year ended                               amount           companies       companies         amount              to net
                                       ----------------------------------------------------------------------------------
December 31, 2000:
Life insurance in force ........       $1,516,290                0          136,465        1,379,825              0.0%
                                       ------------------------------------------------------------------------------
Premiums:
   Life insurance ..............            3,390                0              815            2,575              0.0%
   Annuities ...................            9,059                0                0            9,059              0.0%
   Accident and health insurance            7,790            3,773            4,672            6,891             54.8%
                                       ------------------------------------------------------------------------------
     Total premiums ............           20,239            3,773            5,487           18,525             20.4%
                                       ==============================================================================
December 31, 1999:
Life insurance in force ........       $1,095,552                0          159,143          936,409              0.0%
                                       ------------------------------------------------------------------------------
Premiums:
   Life insurance ..............            4,486                0            1,173            3,313              0.0%
   Annuities ...................           11,011                0                0           11,011              0.0%
   Accident and health insurance           17,075            6,728           11,184           12,619             53.3%
                                       ------------------------------------------------------------------------------
     Total premiums ............           32,572            6,728           12,357           26,943             25.0%
                                       ==============================================================================
December 31, 1998:
Life insurance in force ........       $  856,149                0          277,168          578,981              0.0%
                                       ------------------------------------------------------------------------------
Premiums:
   Life insurance ..............            7,115                0            1,568            5,547              0.0%
   Annuities ...................           12,643                0                0           12,643              0.0%
   Accident and health insurance           15,813            5,335            9,859           11,289             47.3%
                                       ------------------------------------------------------------------------------
     Total premiums ............           35,571            5,335           11,427           29,479             18.1%
                                       ==============================================================================

            Variable Life Prospectus   15
-----------------------------------------


PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements (continued)
(in thousands)

(5) REINSURANCE (CONTINUED)

Of the amounts assumed from and ceded to other companies, life and accident and health insurance assumed from and ceded to Allianz Life is as follows:

                                                   Assumed                              Ceded
                                       -----------------------------------------------------------------
                                        2000        1999        1998        2000        1999        1998
                                       -----------------------------------------------------------------
Life insurance in force ........       $   0           0           0       1,598       1,670       1,992
                                       -----------------------------------------------------------------
Premiums:
   Life insurance ..............       $   0           0           0          45          50          10
   Accident and health insurance         750       1,892       1,575         457         628         635
                                       -----------------------------------------------------------------
   Total premiums ..............       $ 750       1,892       1,575         502         678         645
                                       =================================================================

(6) INCOME TAXES

Income Tax Expense

Total income tax expenses for the years ended December 31 are as follows:

                                                                      2000           1999           1998
                                                                    -------------------------------------
Income tax expense attributable to operations:
   Current tax expense ......................................       $ 1,421          1,913          3,126
   Deferred tax (benefit) expense ...........................        (2,502)        (1,922)          (312)
                                                                    -------------------------------------
Total income tax (benefit) expense attributable to operations       $(1,081)            (9)         2,814
Income tax effect on equity:
     Attributable to unrealized gains and losses for the year           865         (1,202)           117
                                                                    -------------------------------------
Total income tax effect on equity ...........................       $  (216)        (1,211)         2,931
                                                                    =====================================

Components of Income Tax Expense

Income tax expense computed at the statutory rate of 35% varies from tax expense reported in the Statements of Income for the respective years ended December 31 as follows:

                                                                      2000            1999          1998
                                                                    -------------------------------------
Income tax expense computed at the statutory rate ...........       $ 1,633             19          2,943
Dividends received on deductions and tax-exempt interest ....          (557)          (186)          (467)
Adequacy release ............................................        (2,376)             0              0
Other .......................................................           219            158            338
                                                                    -------------------------------------
   Income tax (benefit) expense as reported .................       $(1,081)            (9)         2,814
                                                                    =====================================

                                       16
                                      ------------------------------------------


PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements (continued)
(in thousands)

(6) INCOME TAXES (CONTINUED)

Components of Deferred Tax Assets and Liabilities on the Balance Sheet
Tax effects of temporary differences giving rise to the significant components of the net deferred tax liabilities at December 31, 2000 and 1999 are as follows:

                                                            2000           1999
                                                           ---------------------
Deferred tax assets:
   Future benefit reserves .......................         $    0            533
   Unrealized losses on investments ..............              0            700
                                                           ---------------------
     Total deferred tax assets ...................              0          1,233
                                                           ---------------------
Deferred tax liabilities:
   Future benefit reserves .......................          1,051              0
   Deferred acquisition costs ....................          3,946          5,637
   Unrealized gains on investments ...............            165              0
   Other .........................................             54          2,449
                                                           ---------------------
     Total deferred tax liabilities ..............          5,216          8,086
                                                           ---------------------
Net deferred tax liability .......................         $5,216          6,853
                                                           =====================

The Company files a consolidated federal income tax return with AZOA and all of its wholly owned subsidiaries. The consolidated tax allocation agreement stipulates that each company participating in the return will bear its share of the tax liability pursuant to United States Treasury Department regulations. The Company accrues income taxes payable to Allianz Life under AZOA intercompany tax allocation agreements. Income taxes paid (recovered) by the Company were $1,670, $3,149 and $(1,998) in 2000, 1999 and 1998, respectively. The Company's liability for current taxes was $1,719 and $1,968 as of December 31, 2000 and 1999, respectively and is included in payable to parent.

(7) RELATED PARTY TRANSACTIONS

Allianz Life performs certain administrative services for the Company. The Company reimbursed Allianz Life $3,317, $1,496, and $1,941 in 2000, 1999 and 1998, respectively, for related administrative expenses incurred. In 2000, the Company changed its intercompany administrative agreement with Allianz Life and as a result more expenses are allocated through this agreement rather than directly incurred. The Company's liability to Allianz Life for incurred but unpaid service fees as of December 31, 2000 and 1999 was $858 and $630, respectively, and is included in payable to parent in the liability section of the accompanying balance sheet.

AZOA's investment division manages the Company's investment portfolio. The Company paid AZOA $50, $35, and $18 in 2000, 1999 and 1998, respectively, for investment advisory fees. The Company had no incurred but unpaid fees to AZOA as of December 31, 2000 and 1999.

            Variable Life Prospectus   17
-----------------------------------------


PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements (continued)
(in thousands)

(8) EMPLOYEE BENEFIT PLANS

The Company participates in the Allianz Primary Retirement Plan (Primary Retirement Plan), a defined contribution money purchase plan. The Company makes contributions to the plan on behalf of eligible participants. All employees are eligible to participate in the Primary Retirement Plan after two years of service. The contributions are based on a percentage of the participant's salary with the participants being 100% vested upon eligibility. It is the Company's policy to fund the plan costs as accrued. Total pension contributions were $44, $60, and $30 in 2000, 1999 and 1998, respectively.

The Company participates in the Allianz Asset Accumulation Plan (Allianz Plan), a defined contribution plan sponsored by AZOA. Prior to 1999, all employees were eligible to participate in the Allianz Plan during their first year of service, however, they were not eligible for the Company's matching contribution until completion of one year of service and were fully vested in the company's matching contribution after three years of service. Effective January 1, 1999, new hires were immediately enrolled in the Allianz Plan upon their first day of employment. Under the Allianz Plan provisions, the Company will match 100% of eligible employees' contributions up to a maximum of 2% of a participant's eligible compensation in the first year of service and 6% following the employee's first year anniversary. Employees are fully vested in the Company's matching contribution after three years of service. The plan can also declare a profit sharing allocation of up to 5.0% of base pay at year-end based upon the profitability of the Company. The Allianz Plan will accept participants' pretax or after tax contributions up to 15% of the participant's eligible compensation. It is the Company's policy to fund the Allianz Plan costs as accrued. The Company has accrued $51, $35, and $18 in 2000, 1999 and 1998, respectively, toward planned contributions.

(9) STATUTORY FINANCIAL DATA AND DIVIDEND RESTRICTIONS

Statutory accounting is directed toward insurer solvency and protection of policyholders. Accordingly, certain items recorded in financial statements prepared under GAAP are excluded or vary in determining statutory policyholders' surplus and gain from operations. Currently, these items include, among others, deferred acquisition costs, furniture and fixtures, accident and health premiums receivable which are more than 90 days past due, deferred taxes and undeclared dividends to policyholders. Additionally, future life and annuity policy benefit reserves calculated for statutory accounting do not include provisions for withdrawals. The National Association of Insurance Commissioners (NAIC) has completed a project to codify statutory accounting practices, the result of which will constitute the primary source of "prescribed" statutory accounting practices. Accordingly, that project, which has been substantially adopted by all States effective January 1, 2001, changes the definition of what comprises prescribed versus permitted statutory accounting practices, and will result in changes to existing accounting policies insurance enterprises use to prepare their statutory financial statements.

The State of New York has adopted codification with a few exceptions. The only material exception impacting the Company is Statement of Statutory Accounting Principle No.10, Income Taxes. New York will not recognize deferred income taxes. The State of New York has noted they will revisit these exceptions during 2001.

The Company has determined the impact of adopting the NAIC codification as modified by the State of New York to be immaterial to statutory surplus of the Company at December 31, 2000.

                                       18
                                      ------------------------------------------


PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements (continued)
(in thousands)

(9) STATUTORY FINANCIAL DATA AND DIVIDEND RESTRICTIONS (CONTINUED)

The differences between stockholder's equity and net income reported in accordance with statutory accounting practices and the accompanying financial statements for the years ended December 31 are as follows:

                                                     Stockholder's equity                  Net income
                                                ----------------------------------------------------------------
                                                  2000           1999          2000          1999          1998
                                                ----------------------------------------------------------------
Statutory basis ...........................     $ 45,460        38,136         7,222         5,351         6,891
Adjustments:
   Change in reserve basis ................       (3,593)       (5,680)        2,087         3,536         2,147
   Deferred acquisition costs .............       16,730        22,751        (6,021)      (10,636)       (4,060)
   Deferred taxes .........................       (5,216)       (6,853)        2,502         1,922           312
   Nonadmitted assets .....................           39            39             0             0             0
   Interest maintenance reserve ...........          456           513            23           (56)          657
   Asset valuation reserve ................          486           667             0             0             0
   Liability for unauthorized reinsurers ..           39           261             0             0             0
   Unrealized (losses) gains on investments          268        (2,519)            0             0             0
   Other ..................................            0             1           (66)          (54)         (350)
                                                ----------------------------------------------------------------
      As reported in the accompanying
         financial statements .............     $ 54,669        47,316         5,747            63         5,597
                                                ================================================================

The Company is required to meet minimum capital and surplus requirements. At December 31, 2000 and 1999, the Company was in compliance with these requirements. In accordance with New York Statutes, the Company may not pay a stockholder dividend without prior approval by the Superintendent of Insurance. The Company paid no dividends in 2000, 1999 and 1998.

Regulatory Risk Based Capital

An insurance enterprise's state of domicile imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of an enterprise's regulatory total adjusted capital to its authorized control level risk-based capital, as defined by the NAIC. The Company met its risk based capital requirements as of December 31, 2000 and 1999.

Permitted Statutory Accounting Practices

The Company is required to file annual statements with insurance regulatory authorities, which are prepared on an accounting basis prescribed or permitted by such authorities. Prescribed statutory accounting practices include state laws, regulations, and general administrative rules, as well as a variety of publications of the NAIC. Permitted statutory accounting practices encompass all accounting practices that are not prescribed; such practices differ from state to state, may differ from company to company within a state, and may change in the future. The Company does not currently use permitted statutory accounting practices that have a significant impact on its statutory financial statements.

            Variable Life Prospectus   19
-----------------------------------------


PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements (continued)
(in thousands)

(10) COMMITMENTS AND CONTINGENCIES

The Company is subject to claims and lawsuits that arise in the ordinary course of business. In the opinion of management, the ultimate resolution of such litigation will not have a material adverse effect on the financial position of the Company.

The Company is contingently liable for possible future assessments under regulatory requirements pertaining to insolvencies and impairments of unaffiliated insurance companies. Provision has been made for assessments currently received and assessments anticipated for known insolvencies.

                                       20
                                      ------------------------------------------


PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements (continued)
(in thousands)

(11) SUPPLEMENTARY INSURANCE INFORMATION

The following table summarizes certain financial information by line of business for 2000, 1999 and 1998:

                                                  As of December 31
                                  -------------------------------------------------
                                                                          Other
                                  Deferred                               policy
                                   policy      Future                  claims and
                                 acquisition  benefits      Unearned    benefits
                                    costs     reserves      premiums     payable
                                  -------------------------------------------------
2000:
Life insurance ..............     $    11       3,032         125           945
Annuities ...................      16,658       9,542           0             0
Accident and health insurance          61           0         426        16,117
                                  -------------------------------------------------
                                  $16,730      12,574         551        17,062
                                  =================================================
1999:
Life insurance ..............     $    25       2,771         156         1,499
Annuities ...................      22,644       6,546           0           479
Accident and health insurance          82           0         496        24,012
                                  -------------------------------------------------
                                  $22,751       9,317         652        25,990
                                  =================================================
1998:
Life insurance ..............     $    57       1,827         246         3,424
Annuities ...................      33,206       7,716           0           827
Accident and health insurance         124           0         667        23,027
                                  -------------------------------------------------
                                  $33,387       9,543         913        27,278
                                  =================================================

                                                 For the year ended December 31
                                 -----------------------------------------------------------------
                                    Premium                                Net Change
                                    revenue                                   in
                                   and other         Net                     policy        Other
                                   contract      investment               acquisition    operating
                                 considerations    income     Benefits      costs (a)    expenses
                                 -----------------------------------------------------------------
2000:
Life insurance ..............        2,575            484       1,293            14            730
Annuities ...................        9,059          1,127       1,213         5,986          2,507
Accident and health insurance        6,891          1,954       1,918            21          4,504
                                 -----------------------------------------------------------------
                                    18,525          3,565       4,424         6,021          7,741
                                 =================================================================
1999:
Life insurance ..............        3,313            192         411            32            923
Annuities ...................       11,011            904         382        10,562          2,423
Accident and health insurance       12,619          1,643       8,848            42          6,173
                                 -----------------------------------------------------------------
                                    26,943          2,739       9,641        10,636          9,519
                                 =================================================================
1998:
Life insurance ..............        5,547            303       2,160           165          1,518
Annuities ...................       12,643            243         351         3,899          6,047
Accident and health insurance       11,289          1,475       6,157            (4)         3,861
                                 -----------------------------------------------------------------
                                    29,479          2,021       8,668         4,060         11,426
                                 =================================================================

(a) See note 1 for aggregate gross amortization.



                                     PART C

                                OTHER INFORMATION


ITEM  24.    FINANCIAL  STATEMENTS  AND  EXHIBITS

a.  Financial Statements

          The following financial statements of the Company are included in Part B hereof.

          1.  Independent Auditors' Report.
          2.  Consolidated Balance Sheets as of December 31, 2000 and 1999.
          3. Consolidated Statements of Income for the years ended December 31, 2000, 1999 and 1998.
          4. Consolidated Statements of Stockholder's Equity for the years ended December 31, 2000, 1999 and 1998.
          5. Consolidated Statements of Cash Flows for the years ended December 31, 2000, 1999 and 1998.
          6. Notes to Consolidated Financial Statements - December 31, 2000, 1999 and 1998.

          The following financial statements of the Variable Account are included in Part B hereof.

          1.  Independent Auditors' Report.
          2.  Statements of Assets and Liabilities as of December 31, 2000.
          3.  Statements of Operations for the year ended December 31, 2000.
          4. Statements of Changes in Net Assets for the years ended December 31, 2000 and 1999.
          5.  Notes to Financial Statements - December 31, 2000.



b.      Exhibits

     1.     Resolution of Board of Directors of the Company authorizing the establishment  of  the  Variable  Account (1)
     2.     Not  Applicable
     3.a.   Principal  Underwriter  Agreement (2)
     3.b.   General Agency Agreement (5)
     4.     Individual  Variable  Annuity  Contract (1)
     4a.    Waiver  of  Contingent  Deferred  Sales  Charge  Endorsement (1)
     4b.    Enhanced  Death  Benefit  Endorsement (1)
     5.     Application  for  Individual  Variable  Annuity  Contract (1)
     6.     (i)  Copy  of  Articles  of  Incorporation  of  the  Company (1)
            (ii)  Copy  of  the  Bylaws  of  the  Company (3)
     7.     Not  Applicable
     8.a.   Form of Fund Participation Agreement between Franklin Valuemark
            Funds and North American Life and Casualty Company.(1)
     8.b.   Form  of  Fund  Participation  Agreement between AIM Variable
            Insurance Funds, Inc., Preferred Life Insurance Company of New York and NALAC Financial Plans LLC.(4)
     8.c.   Form of Fund Participation Agreement between Alger American Fund,
            Preferred Life Insurance Company of New York and Fred Alger and
            Company.(4)
     8.d.   Form of Fund Participation Agreement between USAllianz Variable
            Insurance Products Trust, Preferred Life Insurance Company of New
            York and BISYS Fund Services Limited Partnership.(4)
     8.e.   Form of Fund Participation Agreement between Davis Variable Account
            Fund, Inc, Davis Distributors, LLC and Preferred Life Insurance
            Company of New York. (5)
     8.f.   Form of Fund Participation Agreement between Van Kampen Life
            Investment Trust, Van Kampen Asset Management, Inc., and Preferred
            Life Insurance Company of New York. (5)
     8.g.   Form of Fund Participation Agreement between Preferred Life
            Insurance Company of New York and J.P. Morgan Series Trust II. (5)
     8.h.   Form of Fund Participation Agreement between Oppenheimer Variable
            Account Funds, Oppenheimer Funds, Inc. and Preferred Life Insurance
            Company of New York. (5)
     8.i.   Form of Fund Participation Agreement between Preferred Life
            Insurance Company of New York, PIMCO Variable Insurance Trust, and
            PIMCO Funds Distributors, LLC. (5)
     8.j.   Form of Fund Participation Agreement between Seligman Portfolios,
            Inc. and Preferred Life Insurance Company of New York. (5)
     8.k.   Form of Fund Participation Agreement between Preferred Life
            Insurance Company of New York, The Prudential Series Fund, Inc., The
            Prudential Insurance Company of America, and Prudential Investment
            Management Services, LLC.(6)
     9.     Opinion  and  Consent  of  Counsel
    10.     Independent  Auditors'  Consent
    11.     Not  Applicable
    12.     Not  Applicable
    13.     Calculation  of  Performance  Information
    14.     Company  Organizational  Chart (5)
    27.     Not  Applicable

   (1) Incorporated by reference to Registrant's N-4 filing (File Nos. 333-19699 and 811-05716) as electronically filed on January 13, 1997.
   (2) Incorporated by reference to Registrant's Pre-Effective Amendment No. 1 to Form N-4 electronically filed on May 12, 1997.
   (3) Incorporated by reference to Registrant's Pre-Effective Amendment No. 2 to Form N-4 electronically filed on May 29, 1997.
   (4) Incorporated by reference to Registrant's N-4 filing (File Nos.333-19699 and 811-05716) as electronically filed on November 12, 1999.
   (5) Incorporated by reference to Registrant's N-4 filing (File Nos.333-19699 and 811-05716) as electronically filed on April 28, 2000.
   (6) Incorporated by reference to Registrant's N-4 filing (File Nos.333-19699 and 811-05716) as electronically filed on December 15, 2000.



ITEM  25.    DIRECTORS  AND  OFFICERS  OF  THE  DEPOSITOR

The following are the Officers and Directors of the Company:

Name and Principal              Positions and Offices
Business Address                with Depositor
-----------------               ------------------------------
Edward J. Bonach                Chairman of the Board & President
1750 Hennepin Avenue
Minneapolis, MN 55403

Dennis Marion                   Director
500 Valley Road
Wayne, NJ 07470

Robert S. James                 Director
1750 Hennepin Avenue
Minneapolis, MN  55403

Eugene T. Wilkinson             Director
14 Commerce Drive
Cranford, NJ 07016

Eugene Long                     Vice President of Operations
152 W. 57th Street              and Director
18th Floor
New York, NY 10019

Reinhard W. Obermueller         Director
560 Lexington Ave
New York, NY  10022

Stephen R. Herbert              Director
900 Third Avenue
New York, NY  10022

Jack F. Rockett                 Director
140 East 95th Street, Ste 6A
New York, NY  10129

Kevin Walker                    Treasurer
300 S Hwy 169
Minneapolis, MN  55426

Stephen Blaske                  Actuary
1750 Hennepin Ave
Minneapolis, MN  55403

Margery G. Hughes               Director
1750 Hennepin Ave
Mpls, MN  55403

Christopher H. Pinkerton        Director
1750 Hennepin Ave
Mpls, MN  55403

Mark Zesbaugh                   Director & Chief Financial Officer
1750 Hennepin Ave
Mpls, MN  55403

Charles Kavitsky                Director
300 S Hwy 169
Mpls, MN  55426

Suzanne J. Pepin                Secretary and Director
1750 Hennepin Ave
Mpls, MN  55403

Kelly Munger                    Assistant Vice President
1750 Hennepin Avenue
Minneapolis, MN  55403




ITEM  26.   PERSONS CONTROLLED  BY OR  UNDER  COMMON  CONTROL WITH THE DEPOSITOR
           OR  REGISTRANT

The  Insurance  Company   organizational  chart  was  filed  as  Exhibit  14  in
Post-Effective Amendment Number 8 to Registrant's form N-4 and is incorporated herein by reference.


ITEM  27.      NUMBER  OF  CONTRACT  OWNERS

As of February 28, 2001 there were 217 qualified Contract Owners and 315 non-qualified Contract Owners with Contracts in the Separate Account under version A of the contract. Under version B, there was one non-qualified Contract Owner and no qualified contract owners.


ITEM  28.      INDEMNIFICATION

The Bylaws of the Company provide that:

Each person (and the heirs, executors, and administrators of such person) made or threatened to be made a party to any action, civil or criminal, by reason of being or having been a Director, officer, or employee of the corporation (or by reason of serving any other organization at the request of the corporation) shall be indemnified to the extent permitted by the laws of the State of New York, and in the manner prescribed therein.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted for directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM  29.      PRINCIPAL  UNDERWRITERS


     a.  USAllianz Investor Services, LLC  is the principal underwriter for the
     Contracts.  It  also  is  the   principal  underwriter  for:


         Allianz  Life  Variable  Account  A
         Allianz  Life  Variable  Account  B

     b. The following are the officers(managers) and directors(Board of Governors) of USAllianz Investor Services, LLC:


Name & Principal        Positions and Offices
Business Address           with Underwriter
----------------------  ----------------------

Christopher H. Pinkerton Chairman, Chief Executive Officer,
1750 Hennepin Avenue     President, Chief Manager and Director
Minneapolis, MN 55403

Thomas B. Clifford      Vice President and Director
1750 Hennepin Avenue
Minneapolis, MN 55403

Catherine L. Mielke     Secretary and Compliance Officer
1750 Hennepin Avenue
Minneapolis, MN 55403

Michael M. Ahles        Senior Vice President, Chief Financial
1750 Hennepin Avenue    Officer & Treasurer
Minneapolis, MN  55403

Catherine Q. Farley     Senior Vice President
1750 Hennepin Avenue
Minneapolis, MN  55403

Cynthia M. Robeck       Assistant Vice President
1750 Hennepin Avenue
Minneapolis, MN  55403

Jennifer J. Wagner      Vice President
1750 Hennepin Avenue
Minneapolis, MN  55403





c.  Not  Applicable

ITEM  30.      LOCATION  OF  ACCOUNTS  AND  RECORDS

Thomas Clifford, whose address is 1750 Hennepin Avenue, Minneapolis, Minnesota, 55403 and Delaware Valley Financial Services, USAllianz Service Center, 300 Berwyn Park, Berwyn, Pennsylvania 19312, maintain physical possession of the accounts, books or documents of the Variable Account required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder.


ITEM  31.      MANAGEMENT  SERVICES

Not  Applicable

ITEM  32.      UNDERTAKINGS

     a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payment under the variable annuity contracts may be accepted.

     b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

     c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

     d. Preferred Life Insurance Company of New York ("Company") hereby represents that the fees and charges deducted under the Contract described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

                                 REPRESENTATIONS

The Company hereby represents that it is relying upon a No-Action Letter issued to the American Council of Life Insurance, dated November 28, 1988 (Commission ref. IP-6-88), and that the following provisions have been complied with:

     1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

     2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

     3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by
Section  403(b)(11)  to  the  attention  of  the  potential  participants;

     4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.



                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf in the City of Minneapolis and State of Minnesota, on this 19th day of April, 2001.





     PREFERRED LIFE VARIABLE
     ACCOUNT C
                 (Registrant)

By:  PREFERRED LIFE INSURANCE
     COMPANY OF NEW YORK
                  (Depositor)



By: /s/ Suzanne J. Pepin
     -------------------------



     PREFERRED LIFE INSURANCE
     COMPANY OF NEW YORK
                  (Depositor)


By: /s/ Suzanne J. Pepin
     -------------------------





Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

Signature and Title




Edward J. Bonach*       Chairman of the Board and
Edward J. Bonach        President                      04-19-01

Robert S. James*        Director
Robert S. James                                        04-19-01

Dennis Marion*          Director
Dennis Marion                                          04-19-01

Eugene T. Wilkinson*    Director
Eugene T. Wilkinson                                    04-19-01

Eugene Long*            Director
Eugene Long                                            04-19-01

Reinhard W. Obermueller*Director
Reinhard W. Obermueller                                04-19-01

Stephen R. Herbert*     Director
Stephen R. Herbert                                     04-19-01

Jack F. Rockett*        Director
Jack F. Rockett                                        04-19-01

Margery Hughes*         Director
Margery Hughes                                         04-19-01

Christopher Pinkerton*  Director
Christopher Pinkerton                                  04-19-01

Mark Zesbaugh*          Director and Chief Financial
Mark Zesbaugh           Officer                        04-19-01

Charles Kavitsky*        Director
Charles Kavitsky                                       04-19-01





                                 * By /S/ Suzanne J. Pepin
                                      --------------------------
                                      Attorney-in-Fact
                                      Secretary and Director






                                    EXHIBITS

                                       TO

                         POST-EFFECTIVE AMENDMENT NO. 10

                                       TO

                                    FORM N-4

                     (FILE  NOS.  333-19699  AND  811-05716)

                        PREFERRED LIFE VARIABLE ACCOUNT C

                 PREFERRED  LIFE  INSURANCE  COMPANY  OF  NEW  YORK

                                INDEX TO EXHIBITS


EXHIBIT

99.B9      Opinion  and  Consent  of  Counsel
99.B10     Independent  Auditors'  Consent
99.B13     Calculation  of  Performance  Data